UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08576
American High-Income Municipal Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class A
 | AMHIX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund

(the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class C
 | AHICX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 72	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class T
 | TAHHX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class F-1
 | ABHFX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class F-2
 | AHMFX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund

(the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class F-3
 | HIMFX
for the six months ended January 31,
2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-040-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American High-Income Municipal Bond Fund
®
Class R-6
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about American High-Income Municipal Bond Fund (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,906
Total number of portfolio holdings	3,764
Portfolio turnover rate	17%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-040-0326 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Tax-Exempt Income Funds
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended January 31, 2026
Lit. No. MFGEFP2-965-0326 © 2026 Capital Group. All rights reserved.

American Funds Short-Term Tax-Exempt Bond Fund®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 90.91%	Principal amount (000)	Value (000)
Alabama 3.56%
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	USD2,435	$2,593
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,000	6,092
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	3,405	3,660
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	1,000	1,078
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	3,045	3,268
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	8,045	8,695
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	13,500	13,649
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	1,960	2,103
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	4,595	4,654
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	440	465
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	2,930	3,161
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,350	2,564
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	1,670	1,813
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)	1,500	1,524
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 4.00% 6/1/2037 (preref. 9/1/2027)	1,780	1,829
City of Hoover, GO Warrants, Series 2016, 4.00% 7/1/2033 (preref. 7/1/2026)	1,000	1,007
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	485	506
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Forest Hills Village Project), Series 2024-A, 5.00% 11/1/2027 (put 11/1/2026)	1,000	1,016
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	550	553
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	2,400	2,575
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	5,005	5,300
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	10,075	10,777
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,198
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	450	454
		81,534
Alaska 0.64%
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 10/1/2026	300	305
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	495	493
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	1,935	1,927
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	965	1,023
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	400	436
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2026	550	555
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026	725	740
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027	590	610
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027	600	628
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	950	951
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,500	1,524
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2029	3,185	3,443
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,150
		14,785
Arizona 1.48%
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2027	500	516
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2030	1,000	1,102
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	2,950	3,096
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026	1,200	1,200
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,000	1,012

American Funds Tax-Exempt Income Funds	1

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Multi Family Housing Bonds (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	USD1,000	$1,017
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	12,425	12,679
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2026	1,500	1,531
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	390	397
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2023-A, 5.00% 1/1/2053 (put 5/15/2028)	455	476
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,350	1,452
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,665	1,682
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2028	2,000	2,130
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	3,025	3,300
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2028	725	773
County of Pinal, Pledged Rev. Ref. Obligations, Series 2025, BAM, 5.00% 8/1/2029	750	819
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	300	303
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	450	439
		33,924
California 10.07%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,371
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	4,000	4,069
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2028	1,000	939
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)	1,545	1,545
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.58% 4/1/2056 (put 4/1/2027) (a)	200	198
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 2.73% 4/1/2056 (put 4/1/2026) (a)	730	729
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2031	1,000	1,113
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	945	930
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, NATL, 0% 8/1/2027	1,350	1,302
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2031	565	484
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	1,205	1,220
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	6,755	7,146
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	2,435	2,602
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	6,655	7,142
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	1,500	1,585
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	825	885
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	8,345	9,026
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	4,465	4,736
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	1,000	1,054
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	1,305	1,397
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	815	895
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,000	934
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2025-V-4, 5.00% 3/1/2055 (put 3/1/2032)	560	648
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2026	450	457

2	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	USD400	$435
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	3,000	3,097
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028	2,000	2,152
GO Bonds, Series 2020, 4.00% 3/1/2028	500	519
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029	120	131
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,305	1,316
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	410	452
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)	1,000	1,034
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)	695	703
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 2.98% 12/1/2050 (put 6/1/2026) (a)	945	944
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2028	1,490	1,539
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	175	196
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2031	700	801
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	1,030	921
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2027	1,230	1,268
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	800	906
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028	3,615	3,809
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	500	527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-G, AMT, 5.00% 5/15/2028	2,100	2,213
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2028	750	790
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	5,165	5,561
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	675	700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	425	447
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2029	1,915	2,085
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2030	750	834
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	6,610	7,267
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	215	239
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2031	1,750	1,978
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	505	586
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	625	647
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026	500	505
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2026	295	299
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, NATL, 0% 8/1/2028	1,680	1,572
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	1,250	1,083
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	1,150	1,055
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	1,800	1,993
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	1,920	1,953
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	7,960	7,961
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,690	1,792
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	5,080	5,275
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,750	2,748
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (b)	1,755	1,764

American Funds Tax-Exempt Income Funds	3

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	USD3,110	$3,132
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	5,280	5,148
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	7,650	7,003
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	1,500	1,601
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028 (escrowed to maturity)	30	32
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	615	658
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	5,000	5,076
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2027	1,550	1,628
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	1,560	1,576
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2026	500	508
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	1,300	1,432
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2030	340	301
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Green Bonds, Series 2025-J, 5.00% 8/15/2055 (put 10/15/2031)	1,015	1,162
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	685	713
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,015
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	1,570	1,658
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	1,800	1,609
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	780	802
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-A-2, AMT, 5.00% 5/1/2029	2,000	2,148
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,515	1,597
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 5.00% 6/15/2027	1,175	1,221
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	260	262
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2029	2,315	2,525
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,150	1,152
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,800	7,841
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,500	1,633
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (b)	15,500	16,689
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	3,000	3,458
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2028 (preref. 2/15/2026)	250	250
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2027	800	835
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	1,605	1,654
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	750	790
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2026	500	494
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	2,750	2,787
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	500	469
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	8,365	9,412
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2031	1,795	2,067
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026	25	25
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	1,985	2,105
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2033	510	606
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	1,250	1,395
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2033	3,180	3,782
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	1,220	1,295
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	675	681
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,115	2,114
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	285	302
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, 0% 8/1/2031	1,030	845

4	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	USD230	$236
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	245	258
Wright Elementary School Dist., GO Bonds, Series 2003-A, NATL, CAB, 0% 8/1/2028	320	298
		230,894
Colorado 2.34%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2033	1,180	1,381
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2025-A, AGI, 5.00% 12/1/2031	1,000	1,137
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2027	1,000	1,045
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2029	400	437
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2028	200	213
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2029	200	217
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2031	200	224
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2032	250	283
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2033	250	286
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2034	250	287
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	2,610	2,627
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	1,995	2,081
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	4,500	4,790
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028	125	134
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,059
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,716
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2027	1,500	1,562
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	2,000	2,167
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	125	127
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	1,610	1,825
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2026	740	751
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2027	800	825
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2028	1,000	1,048
Housing and Fin. Auth., Multi Family Housing Bonds, Series 2024-B-2, Class I, 3.10% 10/1/2027	5,295	5,334
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	175	176
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	175	176
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	300	303
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,005	2,027
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	395	400
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	1,080	1,073
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,470	1,464
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	3,830	3,814
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	3,505	3,646
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	1,200	1,318
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	1,665	1,909
Joint School Dists. No. 28J, GO Bonds, Series 2025, 5.50% 12/1/2026	1,000	1,027
Metro Water Recovery, Sewer Rev. Ref. Bonds, Series 2025-A, 5.00% 4/1/2028	3,800	4,026
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2027	205	210
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	400	422
		53,547

American Funds Tax-Exempt Income Funds	5

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut 0.99%
GO Bonds, Series 2021-A, 4.00% 1/15/2028	USD1,455	$1,506
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028	925	977
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-2, 2.00% 7/1/2042 (put 7/1/2026)	500	499
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 2.80% 7/1/2048 (put 2/10/2026)	5,000	5,000
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	750	771
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	545	570
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2028	495	521
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	560	593
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2029	1,590	1,697
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2030	440	471
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2030	1,840	1,988
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 5.25% 11/15/2031	2,500	2,728
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,095	1,095
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	445	446
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	350	354
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	305	305
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	445	447
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	215	216
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	275	276
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	860	853
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	520	521
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	855	918
		22,752
Delaware 0.18%
Econ. Dev. Auth., Gas Facs. Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2020-A, 3.60% 1/1/2031	1,560	1,613
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,375	1,460
GO Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2028	1,005	1,072
		4,145
District of Columbia 1.39%
GO Bonds, Series 2021-D, 5.00% 2/1/2030	700	773
GO Bonds, Series 2024-A, 5.00% 8/1/2030	490	547
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2035	800	801
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	1,590	1,656
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	695	723
Housing Fin. Agcy., Multi Family Rev. Bonds, Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,000	1,007
Income Tax Secured Rev. Ref. Bonds, Series 2019-C, 5.00% 10/1/2026	3,385	3,448
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2031	1,795	2,034
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	1,000	1,017
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026	1,500	1,525
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026	2,000	2,034
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,000	1,038

6	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	USD490	$509
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2028	1,375	1,427
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2029	1,075	1,164
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	5,000	5,413
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	560	638
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028	1,500	1,592
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)	230	231
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)	225	226
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,000	4,007
		31,810
Florida 3.26%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-3, 3.625% 10/1/2030	520	522
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30% 2/1/2028 (put 2/1/2027)	1,285	1,293
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,535	1,554
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2035 (preref. 7/1/2026)	8,645	8,708
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027	3,175	3,210
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,200	1,229
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,985	2,032
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 10/1/2029 (preref. 10/1/2026)	1,000	1,015
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2030 (preref. 10/1/2027)	1,025	1,064
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	205	206
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	380	384
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	180	179
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	355	357
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	3,395	3,362
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	585	586
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	935	1,030
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	395	437
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	865	971
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	355	357
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Brownsville Transit Village V), Series 2024-B, 3.35% 10/1/2027 (put 10/1/2026)	1,235	1,238
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	725	726
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Mariposa Grove), Series 2025-R, 3.15% 1/1/2044 (put 1/1/2029)	3,110	3,123
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	2,980	2,977
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	2,010	2,024
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,400	1,408
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Village At Lake Forest), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	5,170	5,207
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	350	377
County of Lee, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Ekos on Evans), Series 2025, 3.50% 12/1/2042 (put 12/1/2027)	2,850	2,875
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	1,665	1,797
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	1,000	1,128
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030	2,670	2,905

American Funds Tax-Exempt Income Funds	7

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Residences At Palm Court), Series 2025-B, 2.95% 9/1/2029 (put 9/1/2028)	USD1,490	$1,491
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2026	1,000	1,002
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2025, AGI, 5.00% 10/1/2030	5,000	5,506
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2026	500	509
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2031	500	570
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2032	500	578
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	2,590	2,614
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2026	100	101
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027	315	318
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027	445	462
Dept. of Transportation, Turnpike Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	4,165	4,438
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2026	1,515	1,533
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2022, 5.00% 7/1/2026	1,000	1,011
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (b)	355	358
		74,772
Georgia 3.07%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	2,305	2,321
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027	430	446
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028	665	702
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Auburn Square), Series 2025-B, 3.15% 2/1/2030 (put 2/1/2029)	1,675	1,687
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	2,600	2,612
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (Metropolitan Place), Series 2024, 2.99% 10/1/2042 (put 10/1/2027)	5,600	5,627
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,050	1,061
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029	560	524
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	6,155	6,139
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	945	955
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	875	882
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	1,050	1,057
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2026	440	446
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2027	670	693
GO Bonds, Series 2015-A, 5.00% 2/1/2027	1,000	1,002
GO Rev. Ref. Bonds, Series 2022-C, 4.00% 7/1/2026	10,000	10,075
GO Rev. Ref. Bonds, Series 2016-E, 5.00% 12/1/2027	750	767
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	1,245	1,253
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 12/1/2047	70	70
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	505	524
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,500	1,591
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2026	3,000	3,016
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,250	1,270
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (b)	2,750	2,751
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	2,465	2,621
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	2,045	2,192
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	4,390	4,748
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	4,695	5,082

8	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-2, 3.875% 10/1/2048 (put 3/6/2026)	USD750	$751
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027	270	274
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2030	300	327
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2027	220	226
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2029	500	542
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2030	500	552
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, AGI, 5.00% 7/1/2031	500	561
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027	200	204
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	2,000	2,022
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2028	1,285	1,350
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028	400	420
Savannah Econ. Dev. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	925	940
		70,283
Guam 0.05%
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,059
Hawaii 0.14%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	1,000	1,054
GO Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2028	2,080	2,118
		3,172
Idaho 0.17%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027	200	206
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028	260	273
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	165	177
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	280	294
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	335	339
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	2,325	2,588
		3,877
Illinois 3.60%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	1,950	2,023
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2027	4,500	4,594
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	4,045	4,220
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	1,110	1,224
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2029	1,225	1,336
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2030	1,885	2,056
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2029	2,575	2,793
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,005	1,110
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2031	2,300	2,388
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2031	1,455	1,637
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029	3,005	3,275
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2028	1,000	1,069
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2029	270	285
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2031	190	204
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	470	482
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,900	1,932
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	1,285	1,292
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.98% 5/1/2042 (put 5/1/2026) (a)	250	250

American Funds Tax-Exempt Income Funds	9

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2030	USD6,250	$6,786
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2030	1,210	1,332
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,685	4,710
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,370	1,405
GO Bonds, Series 2020, 5.50% 5/1/2026	1,500	1,511
GO Bonds, Series 2025-C, 5.25% 9/1/2032	3,000	3,442
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, FHA, 0.80% 7/1/2026	410	405
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028 )	680	680
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	610	613
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Walden Oaks), Series 2024, 5.00% 10/1/2027 (put 10/1/2026)	1,450	1,470
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	1,175	1,191
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 10/1/2049	160	162
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	120	121
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	1,205	1,212
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,795	2,768
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	2,185	2,351
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	495	540
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	5,115	5,741
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	3,000	2,541
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	2,470	2,496
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	470	480
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2027	100	104
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	675	677
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	2,500	2,596
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 1/1/2027	1,000	1,024
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	1,930	2,058
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	1,275	1,277
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2029	600	646
		82,509
Indiana 1.90%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)	520	518
Fin. Auth., Highway Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2030	1,135	1,191
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2028	1,665	1,778
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2029	3,000	3,272
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2/1/2026	1,465	1,465
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027	330	339
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	425	448
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	1,385	1,491
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028	1,250	1,333
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025-A, 2.90% 3/1/2029 (put 3/1/2028)	1,780	1,785
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048	1,020	1,028
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048	770	778
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	130	131
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	390	387
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	1,440	1,423
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	320	333
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	1,625	1,731

10	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2027	USD1,500	$1,532
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2028	1,350	1,395
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2028	255	264
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2029	1,225	1,282
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2029	340	357
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	335	323
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2028	3,110	3,245
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	2,290	2,436
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	300	303
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	4,000	4,066
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028	700	734
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	4,000	4,211
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	1,000	1,052
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	3,000	3,023
		43,654
Iowa 1.19%
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	2,375	2,347
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	175	176
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	18,345	18,563
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2026	600	609
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2027	1,000	1,035
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	435	458
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2028	585	616
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2030	720	771
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2031	725	782
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2032	725	788
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	1,025	1,066
		27,211
Kansas 0.18%
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	2,375	2,379
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments) Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	1,640	1,652
		4,031
Kentucky 2.17%
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2028	125	113
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2032	1,530	1,616
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,970	2,019
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	2,030	2,034
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,024
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	510	572
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	295	325

American Funds Tax-Exempt Income Funds	11

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	USD2,000	$2,026
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 3.638% 8/1/2052 (put 8/1/2030) (a)	570	576
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	6,500	6,555
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	7,000	7,418
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	625	659
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	525	561
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	1,615	1,746
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	8,015	8,640
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	9,355	9,958
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,975	1,893
		49,735
Louisiana 1.10%
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	3,000	2,849
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2026	1,125	1,125
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Phase II Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	2,200	2,253
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	1,085	1,092
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,375	1,381
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,445	1,452
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	6,010	6,049
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	555	604
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2027	400	410
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2029	700	747
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2030	925	1,014
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	475	522
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2034	4,000	4,090
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027	1,500	1,529
		25,117
Maine 0.16%
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2032	1,170	1,262
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051	2,430	2,409
		3,671
Maryland 1.03%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	1,240	1,261
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	530	537
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	405	405
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	445	447
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	2,605	2,598

12	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	USD2,475	$2,457
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051	780	773
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,767	2,743
GO Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 8/1/2028	1,535	1,595
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	1,000	1,189
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2032	1,115	1,200
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2042	1,500	1,529
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	775	777
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	990	995
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026	635	647
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	1,300	1,428
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	2,505	2,757
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 7/1/2026	320	324
		23,662
Massachusetts 0.76%
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2027	500	514
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2027	500	514
Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2028	3,945	4,161
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2027	750	771
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	82
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	145	122
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,080	2,088
Housing Fin. Agcy., Housing Green Bonds, Series 2022-D-3, FHA, 3.35% 6/1/2027	1,950	1,951
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	40	40
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	635	630
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	280	294
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	150	150
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-B, 5.00% 2/15/2032	5,000	5,781
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2021-B, 5.00% 6/1/2026	350	353
		17,451
Michigan 2.40%
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	215	229
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	2,045	2,071
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	5,310	5,428
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	2,000	2,034
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	7,070	7,149
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	3,000	3,007
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Flats at Carriage Commons Phase I Project), Series 2024, 3.80% 7/1/2041 (put 7/1/2026)	3,000	3,011
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	90	90
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	545	545
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,135	1,141
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,550	1,566
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	1,820	1,824
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	2,060	2,040
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	2,000	2,100
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	4,280	4,553

American Funds Tax-Exempt Income Funds	13

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	USD4,300	$4,671
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,895	2,071
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,920	2,127
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	6,950	7,767
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-B, AMT, AGI, 5.00% 12/1/2030	1,450	1,594
		55,018
Minnesota 1.21%
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	500	534
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	95	95
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	5	5
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	110	111
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	470	471
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	1,250	1,269
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	655	657
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	530	531
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	2,240	2,222
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	385	381
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	3,010	2,981
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	2,600	2,573
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,865	1,846
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	3,355	3,316
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	795	853
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	3,475	3,712
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	3,735	3,990
County of Washington, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Red Rock Manor Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	2,125	2,134
		27,681
Mississippi 0.04%
Home Corp., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.25% 12/1/2055	830	942
Missouri 1.02%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 4.00% 5/1/2051 (put 5/1/2026)	1,000	1,004
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	900	1,013
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	355	355
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	575	581
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	1,330	1,332
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	485	486
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051	2,110	2,102
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	655	649
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	2,735	2,710
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	630	627
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	965	1,091
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	2,520	2,785

14	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	USD3,380	$3,731
Kansas City Area Transportation Auth., Multi Family Housing Rev. Bonds (Mabion Fac.), Series 2024-A, 3.05% 10/1/2045 (put 10/1/2027)	4,215	4,227
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	620	623
		23,316
Montana 0.40%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	4,355	4,393
Board of Housing, Multi Family Housing Rev. Bonds (Franklin School Apartments Project), Series 2025-A, 3.625% 10/1/2028 (put 10/1/2026)	1,000	1,001
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	1,084	1,122
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	30	30
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA, 4.25% 12/1/2045	590	595
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	530	526
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	445	451
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	215	213
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	885	878
		9,209
Nebraska 0.46%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	3,000	3,156
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	30	30
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	45	45
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	195	197
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,995	2,011
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,375	1,381
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	280	278
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,440	3,407
		10,505
Nevada 0.38%
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	745	769
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	650	651
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	300	306
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029	1,210	1,311
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2026	1,685	1,700
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031	1,750	1,766
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034	2,195	2,213
		8,716
New Hampshire 0.52%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2029	750	795
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	390	382
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	475	506
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	3,295	3,788
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	335	359

American Funds Tax-Exempt Income Funds	15

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	USD2,370	$2,567
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	660	727
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2032	2,500	2,781
		11,905
New Jersey 2.58%
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM, 5.00% 7/1/2031 (preref. 7/1/2026)	1,000	1,012
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM, 5.00% 7/1/2032 (preref. 7/1/2026)	1,000	1,012
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM, 5.00% 7/1/2035 (preref. 7/1/2026)	1,000	1,012
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2031 (preref. 6/15/2027)	1,670	1,734
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	3,150	3,322
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	2,325	2,207
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-3, 5.00% 7/1/2045 (put 7/1/2026)	1,000	1,011
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	1,130	1,162
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	4,735	4,862
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,460	1,497
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	345	346
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	4,180	4,332
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	155	155
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,091
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2032	2,500	2,449
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	805	787
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, 5.00% 12/1/2026	1,025	1,045
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 12/1/2027	1,275	1,321
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	2,440	2,527
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,500	1,457
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	1,360	1,346
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	5,535	5,384
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	2,555	2,612
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	1,535	1,561
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	260	264
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	860	861
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	1,795	1,935
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	1,385	1,445
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	515	561
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2032	2,070	2,212
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	1,640	1,525
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	2,720	2,813
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	2,185	2,404
		59,264
New Mexico 0.22%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	415	382
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	120	120
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	190	190
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	400	403
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	230	233
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	2,645	2,817
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	825	893
		5,038

16	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 11.48%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	USD1,565	$1,611
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,485	1,527
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2032	2,665	3,076
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2033	4,090	4,795
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2027 (escrowed to maturity)	1,065	1,099
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2030	2,120	2,358
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2031	4,205	4,777
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2032	4,940	5,713
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2/15/2026	1,200	1,201
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,895	1,941
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	3,380	3,285
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	3,410	3,411
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	5,335	5,359
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 0.95% 11/15/2027	3,645	3,468
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	3,000	3,229
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, AGI, (USD-SOFR x 0.67 + 0.80%) 3.238% 11/1/2032 (put 4/1/2026) (a)	30	30
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,490	3,681
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	1,520	1,568
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 1.95% 4/1/2027	1,750	1,730
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	215	215
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	3,440	3,408
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	410	410
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	1,325	1,334
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	765	761
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	95	95
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2032	3,550	4,056
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2033	2,500	2,893
New York City GO Bonds, Fiscal 2018, Series 2018-1, 5.00% 8/1/2031	1,560	1,617
New York City GO Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 8/1/2027	1,000	1,040
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	490	555
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2033	15	17
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2027	1,250	1,301
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2028	600	640
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2030	665	741
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	5,830	6,363
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	1,150	1,269
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	1,700	1,924
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	5,570	6,392
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2032	4,000	4,600
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	4,185	4,259
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	6,185	6,249
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	5,000	5,054
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	1,830	1,854
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	4,230	4,272
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	4,505	4,596
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	110	114
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-DD, 5.00% 6/15/2028	6,500	6,932

American Funds Tax-Exempt Income Funds	17

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-AA-2, 5.00% 6/15/2032	USD7,125	$8,254
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2030	3,520	3,942
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2031	3,160	3,609
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2034	1,595	1,898
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2032	1,470	1,513
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 11/1/2027	775	811
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2028	1,985	2,102
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2027	800	837
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2028	4,300	4,609
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2030	1,630	1,806
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	1,500	1,679
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G, 5.00% 11/1/2030	4,165	4,662
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2030	1,100	1,231
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2031	6,500	7,406
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-H1, 5.00% 11/1/2031	1,400	1,595
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2027	5,980	6,258
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	870	916
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	2,280	2,444
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	835	900
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 5/1/2030	2,500	2,771
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2033	5,000	5,837
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2027	3,705	3,850
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,118
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	4,455	4,629
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	1,920	2,023
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2033	1,245	1,447
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041	300	300
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2027 (escrowed to maturity)	2,000	2,061
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	5,510	5,815
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	1,000	1,074
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds Anticipation Notes (MTA Bridges and Tunnels), Series 2026-A, 5.00% 2/1/2028	5,000	5,270
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027	4,950	5,160
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2031	1,600	1,836
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2030	625	698
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2031	900	1,024
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2032	800	925
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027	1,500	1,540
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026 (escrowed to maturity)	1,285	1,289
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026 (escrowed to maturity)	275	276
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2027 (preref. 3/15/2026)	3,705	3,718
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 9/15/2031	3,500	3,997
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2032	20,000	22,289
		263,239

18	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina 2.94%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2026	USD375	$379
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2027	500	516
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028	500	528
City of Charlotte, GO Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2027	2,465	2,561
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments) Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	2,215	2,230
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	1,270	1,335
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,600	1,690
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,024	2,044
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2028	2,250	2,386
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2029	7,175	7,797
GO School Bonds, Series 2023, 5.00% 9/1/2029	500	549
GO School Bonds, Series 2023, 5.00% 9/1/2030	520	583
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	745	730
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	725	733
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	3,715	3,680
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	1,760	1,891
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	340	364
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	1,825	1,975
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	935	1,022
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	845	951
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	900	996
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	2,455	2,791
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	600	602
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	595	601
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,760	1,782
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	1,085	1,075
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	1,000	1,048
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,680	2,714
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	1,915	1,939
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	3,110	3,217
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	2,670	2,833
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	1,615	1,785
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028	80	80
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	3,490	3,528
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Tyron Flats), Series 2025, 2.95% 9/1/2059 (put 3/1/2029)	3,790	3,805
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2026	1,615	1,618
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028	1,000	1,002
City of Wilmington Housing Auth., Multi Family Housing Rev. Bonds (Avenue Flats), Series 2025, 2.95% 5/1/2044 (put 5/1/2028)	2,030	2,037
		67,397
North Dakota 1.11%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	6,290	6,292
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	285	285
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	580	581
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	170	171
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	650	653
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	2,275	2,287

American Funds Tax-Exempt Income Funds	19

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	USD1,585	$1,599
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	190	192
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	475	484
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	280	281
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	875	867
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	430	426
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,475	1,457
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053	3,705	3,774
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	1,515	1,616
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	835	897
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	425	463
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,515	2,831
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	270	303
		25,459
Ohio 2.08%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,695	1,708
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,965	1,981
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	1,012
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	3,220	3,272
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	460	493
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,000	1,019
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030	170	188
GO Rev. Ref. Bonds (Conservation Projects), Series 2023-A, 4.00% 3/1/2026	940	941
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023, 4.00% 7/1/2029	515	533
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	2,575	2,767
Higher Education, GO Bonds, Series 2018-A, 5.00% 2/1/2031	280	280
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,755	1,792
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,125	4,550
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	2,350	2,365
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,309
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Hitchcock Housing), Series 2024-A, 5.00% 4/1/2027 (put 4/1/2026)	1,300	1,305
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	3,140	3,246
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	210	210
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	105	105
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	90	90
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	835	837
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,100	1,114
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	1,335	1,344
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	2,085	2,077
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,170	1,158
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	4,300	4,984
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027	575	599
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	175	189
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,780	3,875

20	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028	USD500	$527
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2026	300	303
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2026	450	460
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029	245	267
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2023-C, 5.00% 6/1/2028	725	771
		47,671
Oklahoma 0.42%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	2,470	2,568
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	960	1,050
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	950	1,049
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	755	848
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	1,850	2,065
Tulsa County Independent School Dist. No. 1, Combined Purpose GO Bonds, Series 2021-B, 2.00% 9/1/2026	2,000	1,990
		9,570
Oregon 1.05%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	2,735	2,967
GO Bonds (Article XI-M, XI-N, and XI-P State Grant Programs), Series 2023-A, 5.00% 6/1/2026	1,200	1,211
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2027	776	803
GO Bonds (Article XI-Q State Projects), Series 2025-K, 5.00% 11/1/2027	2,770	2,903
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	220	220
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,780	1,760
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	1,215	1,272
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	575	622
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2030	1,500	1,678
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2029	1,560	1,706
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	870	873
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	560	561
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	565	634
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	6,000	6,678
Dept. of Transportation, Highway User Tax Rev. Bonds, Series 2026-A, 5.00% 11/15/2028	155	166
		24,054
Pennsylvania 3.19%
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2026	410	411
Central Dauphin School Dist., GO Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)	995	1,008
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	5,000	4,909
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	2,000	2,028
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	17,500	17,595
County of Erie, Erie City Water Auth., Water Rev. Bonds, Series 2016, 5.00% 12/1/2043 (preref. 12/1/2026)	1,200	1,226
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026	95	96
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027	525	536
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	426
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	3,055	3,252
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2030	2,550	2,715
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	1,275	1,372

American Funds Tax-Exempt Income Funds	21

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	USD1,670	$1,796
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	240	223
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	495	493
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	140	141
Higher Educational Facs. Auth., Health System Rev. Bonds, Series 2016-AT-1, 5.00% 6/15/2030 (escrowed to maturity)	595	600
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	95	95
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	115	115
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	35	35
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	1,220	1,221
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,970	1,956
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	215	215
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	485	483
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	1,220	1,198
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	450	469
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	5,490	5,855
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	1,460	1,589
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,000	2,014
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	3,335	3,359
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	1,515	1,564
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030	800	881
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031	780	875
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2028	1,265	1,345
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2026	1,000	1,015
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2027	600	625
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2028	365	388
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	1,080	1,172
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026	400	409
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,047
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2028	1,100	1,183
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.00% 12/1/2029	1,210	1,332
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2031	1,250	1,428
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2027	515	541
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	510	548
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	1,220	1,377
		73,216
Puerto Rico 0.05%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028	1,140	1,187
Rhode Island 0.36%
Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue), Series 2019-A, 5.00% 9/1/2029	1,085	1,186
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	240	243
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	2,875	2,848
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,750	1,752
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,625	1,617
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	385	382
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	250	246
		8,274

22	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 0.62%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, FHA, 4.00% 7/1/2047	USD15	$15
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	265	267
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	740	751
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	400	397
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	830	827
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	585	597
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	2,625	2,763
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	1,000	1,002
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Poplar Square Apartments Project), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	1,125	1,154
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	1,830	1,832
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	230	249
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	1,210	1,296
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	85	93
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031	2,015	2,031
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	1,050	1,058
		14,332
South Dakota 0.65%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	85	85
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	110	110
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	760	769
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	1,395	1,383
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	1,510	1,574
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	1,165	1,270
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	5,150	5,652
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	1,990	2,247
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	1,530	1,757
		14,847
Tennessee 1.37%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Associates Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	6,495	6,519
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	1,040	1,056
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	3,540	3,888
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	640	645
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	415	416
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	105	105
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	135	135
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	105	105
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	460	479
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	2,185	2,424
Knoxville Community Dev. Corp., Multi Family Housing Bonds (The Peter Apartments), Series 2025, 3.15% 5/1/2046 (put 5/1/2029)	4,000	4,027
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	1,150	1,161
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2026	560	565
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	1,275	1,340
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2029	1,915	2,049
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-B, AMT, 5.00% 7/1/2029	775	833
Metropolitan Nashville Airport Auth., Subordinate Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,500	1,622
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	4,070	4,138
		31,507

American Funds Tax-Exempt Income Funds	23

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 10.79%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	USD2,085	$2,093
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,150	1,159
Alamo Community College Dist., Maintenance Tax Notes, Series 2022, 5.00% 2/15/2026	2,885	2,888
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,065	2,124
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2029	750	808
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026	110	111
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2034	1,300	1,445
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2026	500	507
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2027	560	582
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026	440	446
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	330	342
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	243
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026	2,820	2,871
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027	2,000	2,081
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2027	1,425	1,483
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	408
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026	1,735	1,737
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)	8,000	8,078
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027	1,200	1,231
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2027	750	764
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2028	1,400	1,448
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2030	1,800	1,913
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	2,440	2,505
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	7,000	7,197
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	1,500	1,505
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2027	1,650	1,714
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	410	416
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	200	208
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	40	42
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2026	600	608
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2027	1,400	1,454
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2029	1,325	1,430
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2030	2,270	2,490
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	750	788
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,725	3,824
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,080	1,111
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,091
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/1/2047	1,300	1,300
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	2,900	2,920
City of Dallas, Tax and Rev Certs. of Obligation, Series 2023, 5.00% 2/15/2026	1,000	1,001
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	480	485
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026	335	339
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2026	1,000	1,010
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	2,275	2,365
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2027	1,650	1,715
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	2,500	2,845

24	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/15/2026	USD400	$400
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2029	2,500	2,731
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027	330	339
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,090	3,049
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026	500	500
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,028
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	1,000	960
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2026	605	606
City of Georgetown, Utility System Rev. Bonds, Series 2022, AGI, 5.00% 8/15/2026	1,000	1,014
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2026	500	500
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2027	500	514
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2028	500	528
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	560	560
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027	1,125	1,157
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	810	801
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	575	607
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2026	1,000	1,001
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,850	2,135
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2026	775	789
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2027	900	940
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	1,320	1,462
Harris County Housing Fin. Corp., Multi Family Housing Rev. Notes (Baypointe Apartments), Series 2025, 2.95% 9/1/2043 (put 9/1/2028)	1,455	1,460
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2026	1,000	1,001
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	2,625	2,640
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,660	1,643
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	3,200	3,486
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	2,965	3,207
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	1,515	1,543
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	475	476
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	5,180	5,124
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	1,715	1,889
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	835	925
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	905	910
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027	1,000	1,032
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2028	2,625	2,764
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	290	296
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2026	320	324
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	6,935	7,320
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,345	1,383
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	760	821
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2029	500	545
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2028	2,000	2,111
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026	435	435
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,500	1,500
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2034	1,000	1,173
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	345	373
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	4,250	4,367
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2026	800	789
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2027	780	807
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,600	1,674
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, 5.00% 4/15/2029	795	860
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2030	1,000	1,105

American Funds Tax-Exempt Income Funds	25

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029	USD300	$300
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2029	760	829
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	290	290
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	605	604
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	2,000	2,009
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	2,345	2,419
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	1,000	1,019
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,450	4,753
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2032	1,600	1,729
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027	985	1,012
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,000	1,028
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	525	554
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2028	500	528
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	405
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2033	2,500	2,915
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	950	964
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	505	501
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2029	1,000	1,092
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2026	600	601
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2026)	1,175	1,176
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2032	2,500	2,860
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	700	720
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2026	260	260
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	3,515	3,465
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015, 5.00% 2/1/2026	1,400	1,400
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	90	92
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2028	550	579
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	216
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	4,110	4,113
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,770	5,783
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	6,325	6,383
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	1,000	986
San Jacinto Community College Dist., Limited Tax GO Building Bonds, Series 2021, 5.00% 2/15/2026	1,000	1,001
San Marcos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2026	1,740	1,765
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2027	860	883
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2029	420	458
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	450	466
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	3,125	3,165
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	1,085	1,160
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2032	225	242
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	1,380	1,409
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2028	3,360	3,590
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,085	2,111
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2028	265	291
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.00% 11/15/2029	280	312
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 6.50% 11/15/2030	290	337

26	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2027	USD1,050	$1,080
Transportation Commission, GO Mobility Fund Bonds, Series 2014-B, 0.65% 10/1/2041 (put 4/1/2026)	5,500	5,476
Transportation Commission, Highway Improvement GO Bonds, Series 2016-A, 5.00% 4/1/2031	2,990	3,003
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	3,370	3,234
Tyler Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026	1,000	1,001
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	675	730
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2017-C, 3.00% 8/15/2032	500	501
Victory Street Public Facs. Corp., Multi Family Housing Rev. Notes (Independence Heights II), Series 2025, 3.15% 1/1/2047 (put 7/1/2029)	5,660	5,694
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2037	2,480	2,872
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028	230	247
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	780	836
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	3,030	3,115
		247,293
Utah 1.00%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2029	500	545
GO Bonds, Series 2019, 5.00% 7/1/2026	1,000	1,012
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	2,435	2,443
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.625% 2/1/2026	9,830	9,830
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	210	228
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	350	385
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	495	552
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	130	130
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2026	2,250	2,272
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	830	857
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,054
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	800	825
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,500	1,611
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2026	400	403
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027	320	331
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	130	141
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2030	305	337
		22,956
Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	40	40
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	150	151
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2033	700	767
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2034	700	767
		1,725
Virginia 2.14%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	575	563
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,130	1,130
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Goodwill Glebe Road Redev.), Series 2025, 2.95% 9/1/2049 (put 9/1/2029)	2,125	2,133
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	1,885	1,942

American Funds Tax-Exempt Income Funds	27

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	USD6,000	$6,075
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	3,400	3,440
Housing Dev. Auth., Mortgage Bonds, Series 2025-G, 3.125% 7/1/2056 (put 4/1/2027)	9,395	9,396
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	4,400	4,445
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027	850	861
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,000	1,067
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	2,280	2,292
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2020-B, AMT, 5.00% 7/1/2028	1,615	1,699
County of Prince William Industrial Dev. Auth., Prince William County Facs. Rev. Bonds (County Facs. Projects), Series 2025-A, 5.00% 10/1/2027	2,070	2,161
Rector and Visitors of the University, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	3,000	3,073
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	610	624
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	800	826
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	7,000	7,072
		49,034
Washington 1.39%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028	65	70
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2030	1,250	1,394
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2028	2,000	2,130
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 7/1/2026	1,075	1,087
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	810	828
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047	15	15
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	655	661
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	175	177
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	830	842
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	475	470
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	560	589
County of King, Limited Tax GO Bonds, Series 2024-A, 5.00% 7/1/2026	1,720	1,740
County of King, Sewer Improvement and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041 (preref. 7/1/2026)	2,680	2,711
Northshore School Dist., Unlimited Tax GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029	400	439
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027	595	620
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	3,000	3,030
Port of Seattle, Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029	4,750	5,118
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	1,810	1,810
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,020	1,155
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	730	830
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,335	1,490
Various Purpose GO Rev. Ref. Bonds, Series 2026-R-A, 5.00% 7/1/2034	3,020	3,580
		31,787
West Virginia 0.20%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	1,485	1,491
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Five Points), Series 2024, 5.00% 3/1/2027 (put 3/1/2026)	2,300	2,305
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	755	755
		4,551

28	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin 1.14%
Germantown School Dist., GO School Building and Improvement Bonds, Series 2017-A, 3.00% 4/1/2030 (preref. 4/1/2027)	USD1,395	$1,409
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,050	1,086
GO Rev. Ref. Bonds, Series 2020-1, 5.00% 5/1/2030	1,000	1,112
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	1,500	1,731
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	155	181
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B-2, 5.00% 8/15/2054 (put 6/24/2026)	1,510	1,524
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	4,845	4,889
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)	1,205	1,211
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026 (b)	4,000	4,002
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	505	510
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	40	40
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	90	90
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	305	306
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050	555	561
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,255	1,257
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,325	1,312
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	520	515
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	865	952
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2023-E, 3.875% 11/1/2054 (put 5/1/2027)	1,030	1,031
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	140	149
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)	2,380	2,363
		26,231
Wyoming 0.20%
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	2,700	2,671
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	350	348
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	465	472
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	705	749
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	315	345
		4,585
Total bonds, notes & other debt instruments (cost: $2,063,344,000)		2,084,104
Short-term securities 10.05%
Municipals 10.05%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.49% 12/15/2028 (a)(b)	1,980	1,980
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.20% 12/1/2033 (a)	5,700	5,700
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.20% 12/1/2029 (a)	1,400	1,400
State of Arizona, City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2026	1,160	1,169
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 3.20% 2/1/2048 (a)	5,040	5,040
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 3.20% 2/1/2048 (a)	2,525	2,525
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2026	1,775	1,793
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	10,000	10,115
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 3.25% 11/1/2042 (put 4/15/2026) (b)(c)	640	640

American Funds Tax-Exempt Income Funds	29

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029) (c)	USD2,000	$2,029
State of Colorado, Educational Loan Program Tax and Rev. Anticipation Notes, Series 2025-B, 5.00% 6/30/2026	8,850	8,950
State of Georgia, County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Tranquility at Decatur Project), Series 2025, 3.23% 4/1/2026	530	530
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.85% 7/1/2051 (a)	2,500	2,500
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.75% 7/1/2060 (a)	9,200	9,200
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.10% 8/1/2044 (a)	1,600	1,600
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.15% 8/1/2044 (a)	2,200	2,200
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (c)	3,125	3,134
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.00% 5/1/2028 (put 3/2/2026) (c)	2,035	2,036
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.15% 2/15/2041 (a)	2,400	2,400
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.00% 5/1/2028 (put 3/2/2026) (c)	2,035	2,036
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 3.20% 12/1/2040 (a)	6,800	6,800
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.20% 8/1/2035 (a)	3,000	3,000
State of Massachusetts, Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2027	2,195	2,256
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.10% 4/1/2042 (a)	18,600	18,600
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	4,235	4,294
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 3.20% 12/1/2030 (a)	9,200	9,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 3.20% 11/1/2035 (a)	15,300	15,300
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.20% 6/1/2043 (a)	5,000	5,000
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.15% 6/1/2041 (a)	1,945	1,945
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (c)	2,655	2,659
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.30% 4/1/2042 (a)	5,500	5,500
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.20% 4/1/2042 (a)	195	195
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.25% 8/1/2042 (a)	3,000	3,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.20% 1/1/2032 (a)	1,990	1,990
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.20% 1/1/2035 (a)	14,800	14,800
State of Ohio, County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 3.32% 12/1/2027 (put 6/1/2026) (c)	2,770	2,773
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 3.875% 8/1/2038 (put 8/3/2026) (c)	10,000	10,030
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027) (c)	545	545
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2024, 3.20% 1/1/2041 (put 1/1/2027) (c)	1,320	1,320
State of Texas, County of Collin, Limited Tax Permanent Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2026	1,380	1,381
State of Texas, Georgetown Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2026	380	380
State of Texas, Grapevine-Colleyville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	4,615	4,683

30	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.25% 11/1/2041 (a)	USD7,000	$7,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.29% 5/15/2034 (a)	10,000	10,000
State of Texas, Marble Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2026	1,700	1,702
State of Texas, Mesquite Independent School Dist., Unlimited Tax Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	565	573
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023-A, AMT, 4.25% 6/1/2048 (put 7/1/2027) (c)	11,335	11,466
State of Texas, San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2026	3,845	3,901
State of Texas, Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2026	2,210	2,212
State of Texas, Spring Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2026	1,165	1,182
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.20% 11/1/2036 (a)	4,600	4,600
State of Virginia, Richmond Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Joyfield at German School Road), Series 2025, 3.10% 12/1/2055 (put 12/1/2026) (c)	585	585
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (a)	4,700	4,700
		230,549
Total short-term securities (cost: $230,277,000)		230,549
Total investment securities 100.96% (cost: $2,293,621,000)		2,314,653
Other assets less liabilities (0.96%)		(22,068)
Net assets 100.00%		$2,292,585
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	141	4/6/2026	USD29,397	$(55)
5 Year U.S. Treasury Note Futures	Long	65	4/6/2026	7,081	16
10 Year Ultra U.S. Treasury Note Futures	Short	62	3/31/2026	(7,078)	38
					$(1)

(a)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $31,642,000, which represented
1.38% of the net assets of the fund.

(c)	For short-term securities, the mandatory put date is considered to be the maturity date.

American Funds Tax-Exempt Income Funds	31

American Funds Short-Term Tax-Exempt Bond Fund® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

32	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 92.19%	Principal amount (000)	Value (000)
Alabama 5.91%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	USD6,135	$6,639
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	18,360	19,160
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	18,895	20,325
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	25,935	28,015
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	30,000	30,461
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	3,335	3,594
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	15,370	16,494
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	29,375	31,748
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	27,590	27,895
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	30,360	32,581
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	2,000	2,013
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	19,360	19,816
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	5,685	5,758
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	6,755	7,287
Town of Columbia, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Alabama Power Co. Project), Series 2014-D, 3.20% 12/1/2037 (put 6/1/2028)	2,000	2,044
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	4,615	4,872
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	6,630	7,132
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	5,650	6,165
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	4,575	4,966
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	965	1,006
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2026	1,000	1,016
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,040	2,095
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034	6,200	7,063
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	4,900	5,433
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	2,000	2,000
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,319
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 1), Series 2024-A, 5.00% 8/1/2054 (put 4/1/2032)	4,500	4,827
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	10,790	11,426
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	9,135	9,772
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	2,980	3,105
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	19,225	21,130
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,720	10,815
		357,972
Alaska 0.56%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020, 1.95% 12/1/2033	1,000	879
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	11,430	11,382
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052	3,205	3,398
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	2,695	2,938
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2025-A, 6.00% 12/1/2054	6,380	7,040
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2028	600	635
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2028	575	616
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2029	750	812
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2029	750	820
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2030	665	735

American Funds Tax-Exempt Income Funds	33

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alaska (continued)
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2030	USD665	$742
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	2,000	2,002
North Slope Borough, GO Bonds, Series 2025, 5.00% 6/30/2027	2,075	2,150
		34,149
Arizona 1.28%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-B, 5.00% 1/1/2037	3,000	3,532
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	400	416
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	550	586
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 7/1/2027	375	365
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 7/1/2028	485	465
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 7/1/2030	825	772
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 7/1/2031	450	414
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)	6,000	6,009
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	2,275	1,975
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2033	1,000	1,144
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2034	1,330	1,537
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2035	500	582
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2036	1,800	2,065
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2037	2,375	2,695
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2029	1,000	1,079
GO Bonds, Series 2026, 5.00% 7/1/2033	2,900	3,410
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2027	1,125	1,168
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2028	1,175	1,246
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	7,370	7,734
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2031	1,050	1,107
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2028	120	125
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2029	115	122
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2030	130	140
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2031	125	136
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2029	1,355	1,454
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	9,555	9,750
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	4,962	4,974
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2026	1,560	1,580
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2026	1,350	1,377
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM, 5.00% 6/1/2026	500	504
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM, 5.00% 6/1/2027	400	412
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2027	745	765
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,070	1,088
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	490	495
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2031	1,925	2,184
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	4,505	4,818
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2023, AMT, 5.00% 7/1/2027	3,330	3,437
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2032	2,765	3,188
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	2,625	2,560
		77,410

34	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arkansas 0.10%
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	USD6,130	$6,134
California 11.01%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, AGI, 0% 8/1/2036	6,000	4,112
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	7,715	7,847
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	650	459
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2027	1,000	963
Barstow Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2004-B, NATL, 0% 8/1/2029	1,000	915
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)	3,625	3,624
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 4/1/2056 (put 4/1/2028)	2,000	1,958
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.58% 4/1/2056 (put 4/1/2027) (a)	665	660
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 2.73% 4/1/2056 (put 4/1/2026) (a)	4,595	4,591
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	2,135	2,101
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2036	500	349
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	7,965	8,863
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	31,050	31,443
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	7,200	7,336
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	5,565	5,856
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	12,175	13,011
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	33,255	35,690
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	3,500	3,698
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,505	9,141
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	2,500	2,722
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	16,305	17,636
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	22,315	23,670
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	15,560	16,398
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	16,900	18,093
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	11,560	12,688
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,695	3,924
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	13,510	14,710
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	19,550	21,467
Duarte Unified School Dist. School Dist. Bonds, CAB, 1998 Election, Series 2004, NATL, 0% 11/1/2028	1,000	934
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2028	1,000	1,001
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2034	915	1,003
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	375	380
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	290	299
Garvey School Dist., GO Bonds, CAB, Series 2004-B, NATL, 0% 8/1/2032	1,800	1,488
GO Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	3,000	3,024
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2029	1,000	1,102
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	315	315

American Funds Tax-Exempt Income Funds	35

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	USD12,362	$12,352
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	9,642	9,422
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,734	2,863
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 2.98% 12/1/2050 (put 6/1/2026) (a)	3,435	3,431
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2034	1,000	1,196
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2035	1,000	1,206
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2026	545	550
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2030	3,000	2,682
Lake Tahoe Unified School Dist., School Dist. Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2032	2,180	1,833
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	3,690	3,204
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	730	786
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2030	1,100	1,207
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2027	1,250	1,258
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	1,500	1,581
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	2,000	2,148
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033	2,500	2,610
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2034	3,000	3,126
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2028	1,250	1,317
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2031	7,000	7,814
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2028	2,040	2,171
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2028	1,005	1,070
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	605	636
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	915	973
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2029	3,600	3,917
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	2,640	2,934
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	7,935	8,724
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	1,685	1,954
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2033	1,215	1,409
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2034	1,250	1,464
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2035	4,255	4,719
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2035	2,835	3,247
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	1,840	2,123
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	1,000	1,163
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2035	2,500	2,949
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	500	576
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	6,650	7,613
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2036	1,555	1,817
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2037	1,000	1,153
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2040	750	846
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2032	1,065	1,221
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2034	920	1,007
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	705	819
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2021-B, 5.00% 7/1/2035	1,230	1,353
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	185	218
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	480	508
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	1,325	1,433
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	4,680	4,754
Manhattan Beach Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-B, 0% 9/1/2038	1,040	690
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2031	2,500	2,166
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	610	680
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	1,875	2,181

36	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Martha Gardens Apartments), Series 2024-A-2, 3.45% 12/1/2029 (put 12/1/2028)	USD2,480	$2,523
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	4,780	5,068
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.537% 2/20/2041 (a)	10,821	10,241
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	12,515	12,996
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	2,955	2,953
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	5,610	5,650
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	12,765	12,446
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2028	400	421
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 5.00% 5/15/2029	700	752
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2029	1,000	1,062
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.924% 7/20/2039 (a)	7,285	7,182
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2029	2,500	2,289
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2031	6,890	5,960
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	8,500	9,140
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	2,225	2,380
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029 (escrowed to maturity)	5	5
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	1,000	1,080
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2028	300	316
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2029	835	897
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AGI, AMT, 5.00% 5/15/2031	1,000	1,114
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2007-A, NATL, 0% 8/1/2026	3,485	3,420
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029)	9,000	9,323
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2026	415	417
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2027	400	406
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2028	360	368
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	730	830
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031	5,440	5,495
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2035	1,300	1,577
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2037	1,250	1,492
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029	3,700	4,077
City of Rancho Mirage, Redev. Agcy., Tax Allocation Bonds, CAB, Series 2003-A-1, NATL, 0% 4/1/2034	1,050	830
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2031	365	313
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2033	435	347
Rialto Unified School Dist., GO Bonds, CAB,2022 Election, Series 2023, BAM, 0% 8/1/2032	500	415
Richland School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2030	1,515	1,339
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2027	835	846
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2028	405	410
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2027	1,500	1,503
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,534
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	250	260
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	155	163
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,000	1,015
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.25% 7/1/2034	8,000	9,271
San Diego Unified School Dist., GO Bonds, CAB, Series 2009-1, 0% 7/1/2030 (escrowed to maturity)	3,000	2,682

American Funds Tax-Exempt Income Funds	37

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-A-2, AMT, 5.00% 5/1/2031	USD1,500	$1,669
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	4,000	4,218
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	570	609
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2030	1,550	1,689
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	480	484
San Mateo Union High School Dist., GO Rev. Ref. Bonds, Series 2026, 5.00% 9/1/2034	1,825	2,176
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	887
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	7,795	7,836
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,275	1,388
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	5,000	5,764
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (b)	16,300	19,182
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM, 5.00% 5/15/2030	4,145	4,528
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,000	1,621
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2028	465	500
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027	2,500	2,577
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2030	2,000	2,160
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, NATL, 0% 8/1/2028	4,150	3,885
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	938
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	18,895	22,887
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2038	5,000	5,860
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,115	3,303
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2033	8,180	9,728
Various Purpose GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2034	2,270	2,296
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	650	675
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	230	241
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	140	141
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	1,785	1,800
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	1,575	1,574
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,960	2,078
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	255	261
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	230	243
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	5,000	4,276
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	5,000	3,558
Wright Elementary School Dist., GO Bonds, Series 2003-A, NATL, CAB, 0% 8/1/2028	290	270
		666,655
Colorado 2.18%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2034	1,500	1,768
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.50% 12/1/2035	1,250	1,519
Bridge Enterprise, Senior Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 12/31/2027	1,870	1,895
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2028	600	642
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2030	1,000	1,112
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2031	1,000	1,115
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, AGI, 5.00% 12/1/2032	665	738
City of Colorado Springs, Multi Family Housing Rev. Bonds (Bradley Ridge Apartments Project), Series 2025, 3.15% 12/1/2045 (put 12/1/2029)	5,220	5,254
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	870	907
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	4,000	4,236
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2031	1,625	1,716

38	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032	USD1,645	$1,858
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	6,500	6,588
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 11/15/2028	3,610	3,756
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029	18,800	20,368
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030	1,000	1,101
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,273
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2033	1,750	1,999
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2034	1,500	1,704
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2035	505	569
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2026	750	761
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2027	2,030	2,112
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,865	1,873
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)	615	620
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2029 (preref. 6/1/2027)	1,750	1,811
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.00% 9/1/2032	4,840	5,485
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	6,000	6,917
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2033	1,000	1,109
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	2,475	2,735
Health Facs. Auth., Rev. Ref. Bonds (Intermountain Health), Series 2024-A, 5.00% 5/15/2033	7,250	8,261
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	960	969
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	315	316
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	2,215	2,238
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,565	2,599
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	1,725	1,733
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	530	527
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	4,375	4,357
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	4,465	4,447
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	3,600	3,954
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	4,630	5,307
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029	1,000	1,054
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2029	1,500	1,594
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2030	1,100	1,178
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2030	675	728
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,935	2,025
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	2,020	2,077
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,000	1,015
		131,920
Connecticut 0.50%
GO Bonds, Series 2021-A, 4.00% 1/15/2028	2,185	2,261
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2029	750	809
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2032	1,000	1,112
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2033	435	482
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-2, 2.00% 7/1/2042 (put 7/1/2026)	995	994
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	470	476

American Funds Tax-Exempt Income Funds	39

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	USD250	$257
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	345	361
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2036	800	838
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	1,960	1,960
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-A-3, 1.70% 5/15/2034	2,635	2,229
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 5/15/2039	85	85
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	355	356
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	695	702
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	310	310
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 11/15/2045	420	421
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	2,040	2,060
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	1,165	1,176
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	345	346
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	2,590	2,642
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	3,495	3,504
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	4,270	4,583
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	2,390	2,600
		30,564
Delaware 0.25%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	3,100	3,160
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	5,935	6,050
Econ. Dev. Auth., Gas Facs. Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2020-A, 3.60% 1/1/2031	4,295	4,442
GO Bonds, Series 2024-A, 5.00% 5/1/2028	1,300	1,380
		15,032
District of Columbia 0.91%
GO Bonds, Series 2021-D, 5.00% 2/1/2030	1,500	1,657
GO Bonds, Series 2024-A, 5.00% 8/1/2030	1,460	1,629
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2032	1,350	1,558
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	1,055	1,099
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2032	3,850	4,433
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 7/1/2033	1,000	1,032
Metropolitan Area Transit Auth., Gross Rev. Transit Rev. Bonds, Series 2017-B, 5.00% 7/1/2029	1,110	1,150
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,520	1,614
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	1,510	1,568
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2028	1,945	2,065
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	6,750	7,167
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2029	5,810	6,291
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	3,300	3,573
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2030	5,250	5,769
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	2,500	2,785
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	3,315	3,777
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)	500	502
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)	500	502

40	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027	USD600	$624
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2028 (escrowed to maturity)	310	332
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2029 (escrowed to maturity)	400	439
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)	4,500	4,507
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	740	780
		54,853
Florida 2.30%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	925	928
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2029	1,250	1,349
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2027	1,000	1,033
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	2,835	3,254
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 7/1/2029	835	908
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2035 (preref. 7/1/2026)	4,845	4,880
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2026	350	350
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2027	240	240
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2028	445	446
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2035	1,260	1,279
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2039 (preref. 6/1/2027)	1,740	1,782
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	1,060	1,085
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026 (escrowed to maturity)	720	731
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	280	284
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027 (escrowed to maturity)	385	400
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027	285	296
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2028	750	762
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	10,000	10,630
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2039	1,775	1,782
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 10/1/2027	1,125	1,168
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026	655	657
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 3.25% 7/1/2032	1,610	1,612
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 1.80% 7/1/2036	2,495	2,042
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	165	166
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	655	650
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	2,070	2,053
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	7,770	7,693
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	650	651
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	6,975	7,681
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	1,165	1,290
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	4,340	4,872
Housing Fin. Corp., Multi Family Mortgage Housing Rev. Bonds (Arbours at Emerald Springs), Series 2025-L, 3.15% 12/1/2028 (put 12/1/2027)	895	900
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	450	451
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Residences at Marina Village), Series 2025-S, 2.85% 10/1/2043 (put 10/1/2028)	4,255	4,250
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Southward Village CNI Phase 2), Series 2025-T, 3.20% 12/1/2044 (put 12/1/2028)	3,075	3,096
Jacksonville Housing Fin. Auth., Multi Family Housing Rev. Bonds (Egret Landing), Series 2025, 3.40% 7/1/2058 (put 7/1/2028)	1,850	1,861
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	508
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2026	340	346
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	1,500	1,562

American Funds Tax-Exempt Income Funds	41

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	USD3,640	$3,916
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2030	4,985	5,439
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2031	1,875	2,074
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2026	295	295
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2027	300	299
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.50% 5/1/2028	305	302
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 2.625% 5/1/2029	315	313
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029	2,915	3,147
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	2,000	2,256
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM, 5.00% 7/1/2026	780	782
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2032	800	836
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	6,745	7,434
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2029	1,000	1,044
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 11/15/2027	145	145
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2030	1,075	1,163
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2031	1,000	1,098
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2034	1,000	1,142
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2029	1,420	1,513
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2030	2,985	3,230
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2031	3,135	3,435
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	2,790	3,073
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	7,560	7,038
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2026	345	345
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.20% 5/1/2027	355	357
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	370	374
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,080	1,090
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.50% 5/1/2032	1,790	1,813
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2026	1,000	1,013
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2027	1,250	1,295
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2037	4,000	4,106
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2028	215	226
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2029	250	267
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2030	260	282
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2031	325	356
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2032	250	272
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2033	250	271
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2034	275	297
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2035	300	323
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (b)	450	461
		139,050

42	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 3.22%
Athens Housing Auth., Multi Family Housing Rev. Bonds, (North Downtown Athens Phase II), Series 2025, 3.23% 6/1/2045 (put 6/1/2029)	USD4,615	$4,648
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	1,000	1,127
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2033	1,400	1,541
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2031	1,525	1,556
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026 (b)	100	100
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (b)	330	320
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Martin House), Series 2025, 3.20% 5/1/2029 (put 5/1/2028)	4,005	4,024
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	1,200	1,212
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 11/1/2033 (preref. 11/1/2027)	1,000	1,047
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	260	269
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	310	328
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	270	292
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 2013-1, 2.90% 8/1/2043 (put 8/21/2029)	12,000	12,014
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,860	3,505
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-01, 2.90% 12/1/2049 (put 8/21/2029)	1,190	1,187
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	4,975	5,029
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	1,210	1,219
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	1,055	1,062
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2029	575	617
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2030	400	436
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2031	735	812
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2032	1,000	1,116
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	395	396
GO Rev. Ref. Bonds, Series 2022-C, 4.00% 7/1/2026	5,000	5,037
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	665	669
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,030	1,030
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 2.75% 12/1/2035	2,500	2,335
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	10,820	11,461
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	21,630	23,002
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	10,435	11,186
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	9,770	10,567
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	28,760	31,129
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	12,165	13,143
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2029	660	707
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2030	680	741
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2031	3,300	3,654
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2031	575	637
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2032	1,355	1,496
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2032	2,645	2,972
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2032	2,610	2,933
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2033	1,255	1,404
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,500	1,705
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	495	530

American Funds Tax-Exempt Income Funds	43

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2028	USD205	$216
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2029	240	257
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2030	1,000	1,055
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2030	290	317
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2028	160	166
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	330	348
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	175	187
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2031	165	176
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 1/1/2029	2,000	2,100
Municipal Electric Auth., Project One Bonds, Series 2016-A, BAM, 5.00% 1/1/2028	8,335	8,427
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	1,500	1,516
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2030	1,025	1,093
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2031	1,390	1,481
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2031	1,720	1,904
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2031	1,250	1,384
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2032	1,515	1,702
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	1,365	1,521
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2029	230	247
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2030	530	580
		194,872
Guam 0.07%
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	610	667
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2032	1,465	1,621
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	875	991
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028	1,000	1,059
		4,338
Hawaii 0.07%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	2,415	2,790
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,300	1,523
		4,313
Idaho 0.19%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	235	253
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	765	803
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 7/15/2029	1,345	1,461
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2029	600	657
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2031	750	854
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	6,620	7,370
		11,398
Illinois 4.42%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2026	3,000	3,015
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	526
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2029	3,400	3,608
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2030	4,000	4,309
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2031	3,890	4,290
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2033	5,000	5,630

44	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2034	USD3,200	$3,635
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2035	1,275	1,477
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2036	1,270	1,457
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2032	8,325	9,389
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 5.00% 1/1/2035	1,000	1,018
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	750	828
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	5,225	5,321
City of Chicago, Water Rev. Bonds, Series 1999, AGI, 5.00% 11/1/2029	1,000	1,019
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	1,400	1,426
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2031	1,335	1,497
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	355	370
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2032	4,000	4,522
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2033	1,000	1,035
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2034	1,500	1,675
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	570	632
County of Cook, GO Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2033	1,175	1,348
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2029	680	743
County of Cook, Sales Tax Rev. Bonds, Series 2024, 5.00% 11/15/2030	1,500	1,669
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2027	500	519
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2028	400	424
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 7/1/2026	240	242
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	975	856
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	1,105	1,134
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 11/1/2030	2,970	3,049
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2026	120	120
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 4/1/2028	1,280	1,341
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027	5,000	5,044
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2027	2,000	2,075
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2027	250	250
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	2,000	2,026
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.98% 5/1/2042 (put 5/1/2026) (a)	1,420	1,420
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2037	2,250	2,277
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	2,500	2,511
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 1/1/2031	1,750	1,966
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2031	2,580	2,924
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2033	365	408
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2026	1,935	1,938
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2029	1,500	1,502
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,140	2,142
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 1/1/2031	550	618
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 7/1/2031	2,810	3,185
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	24,730	24,864
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)	1,940	1,990
GO Bonds, Series 2020, 5.50% 5/1/2026	1,000	1,007
GO Bonds, Series 2017-D, 5.00% 11/1/2026	2,500	2,546
GO Bonds, Series 2020-B, 5.00% 10/1/2029	7,000	7,585
GO Bonds, Series 2025-C, 5.25% 9/1/2032	5,755	6,604
GO Bonds, Series 2023-B, 5.00% 5/1/2033	10,000	11,183
GO Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	2,500	2,559
GO Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2028	4,000	4,197
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	375	375
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	235	235
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	2,015	2,032
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, FHA, 0.80% 7/1/2026	420	415

American Funds Tax-Exempt Income Funds	45

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Island Terrace), Series 2026, 2.80% 4/1/2029 (put 4/1/2028 )	USD530	$530
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA, 3.60% 8/1/2032 (put 8/1/2028)	2,175	2,204
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 2.70% 10/1/2034	1,420	1,327
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 2.80% 10/1/2034	1,750	1,653
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 1.85% 10/1/2036	2,000	1,636
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	15	15
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	430	432
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	2,020	2,043
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	3,075	3,092
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,175	1,164
Housing Dev. Auth., Rev. Bonds, Series 2023-A, 5.25% 4/1/2053	4,620	4,976
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053	4,430	4,766
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	2,945	3,222
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	4,100	4,471
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	16,200	18,181
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2036	1,705	1,924
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2037	1,810	2,024
Board of Trustees of Illinois State University, Certs. of Part. (Capital Improvement Projects), Series 2024, AGI, 5.00% 4/1/2038	1,875	2,074
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2036	950	1,092
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2037	950	1,075
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	1,000	894
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 6/15/2030	3,320	2,919
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	2,000	1,694
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	4,085	3,276
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2026	1,000	1,019
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027	780	796
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	1,650	1,654
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	2,500	2,596
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 1994, NATL, 0% 6/15/2029	870	787
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	1,440	1,020
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 5.00% 10/1/2029	325	348
Sales Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 6/15/2031	2,250	2,405
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2034	16,000	18,319
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2036	2,235	2,564
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2028	515	542
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	1,000	1,010
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2028	2,100	2,215
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2030	1,310	1,444
		267,405
Indiana 1.91%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)	1,885	1,878
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	4,705	5,504
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2035	5,000	5,880
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2026	1,365	1,390

46	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	USD4,170	$4,318
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,300	3,265
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2037	30,100	34,438
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	575	606
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028	1,400	1,493
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2033	1,505	1,749
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2035	1,670	1,944
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	3,000	2,569
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	470	473
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	1,485	1,472
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,690	2,658
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	1,280	1,334
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	320	341
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	625	660
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	625	665
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	920	983
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	625	671
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	375	404
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	475	514
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	1,060	1,022
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2027	330	338
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2028	435	456
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2029	265	285
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029	5,515	5,866
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2030	435	477
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2032	2,000	2,227
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2033	4,000	4,469
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	1,095	1,105
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 1/1/2029	5,250	5,584
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	3,000	3,050
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2032	300	339
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2033	350	396
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2034	500	562
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	10,000	10,527
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	3,750	3,946
		115,858
Iowa 0.53%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-A, 1.80% 7/1/2030	2,020	1,884
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	1,080	1,069
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	1,925	1,965
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	120	120
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 7/1/2050	1,580	1,576

American Funds Tax-Exempt Income Funds	47

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	USD10,200	$10,321
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	795	838
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	3,250	3,481
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	268
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2030	615	656
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2033	835	911
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 5.00% 12/1/2034	820	894
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	4,105	4,269
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2028	1,400	1,470
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2031	1,500	1,638
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2033	700	752
		32,112
Kansas 0.05%
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2033	850	952
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2034	355	395
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2035	500	553
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2027	1,315	1,351
		3,251
Kentucky 1.92%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	10,710	9,749
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	5,485	4,780
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	6,075	5,715
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	1,000	1,056
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	5,905	6,053
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	3,000	3,024
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,730	3,062
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	2,830	3,117
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-A, AMT, 5.00% 1/1/2032	1,180	1,314
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	5,000	5,064
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	2,785	2,787
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 9/1/2026	1,000	986
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	8,750	7,747
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 9/1/2039 (put 10/1/2029)	6,000	5,870
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)	3,340	3,426
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	13,900	14,018
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2029	1,000	1,062
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2030	1,825	1,962
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	10,000	10,850
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	4,200	4,541
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	10,015	10,796
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	3,470	3,693
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	5,500	5,272
		115,944

48	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana 0.97%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2029	USD1,000	$1,016
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2028	2,000	2,121
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	19,695	18,701
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2029	1,000	1,075
Housing Corp., Multi Family Housing Rev. Bonds (Capstone at Covington Place Project), Series 2025, 3.10% 5/1/2043 (put 5/1/2028)	1,605	1,612
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	5,065	5,091
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	4,200	4,227
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 6/1/2050	530	531
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 12/1/2051	805	797
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	5,420	5,900
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 12/1/2027	2,600	2,717
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2024, BAM, 5.00% 2/1/2031	1,100	1,228
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2035	825	935
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	495	556
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	955	903
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030	830	912
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2032	2,875	3,256
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2033	3,000	3,435
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2029	1,000	1,070
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2027	1,000	1,002
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2028	900	902
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2036	1,000	1,019
		59,006
Maine 0.12%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	190	192
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	210	217
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	255	267
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	245	259
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	150	161
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 4.75% 12/1/2035	1,100	1,152
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2037	1,000	1,054
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.00% 12/1/2039	1,340	1,375
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 1.85% 11/15/2036	2,750	2,186
Housing Auth., Mortgage Purchase Bonds, Series 2019-E, 3.75% 11/15/2049	435	436
		7,299
Maryland 1.03%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2019-D, 2.75% 7/1/2034	1,005	927
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.90% 3/1/2031	1,275	1,180
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.95% 9/1/2031	1,465	1,349
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 2.10% 3/1/2033	1,000	902
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	1,000	852

American Funds Tax-Exempt Income Funds	49

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	USD680	$692
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	1,600	1,621
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	1,545	1,546
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	1,115	1,120
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	5,000	4,986
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	7,070	7,019
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	5,364	5,317
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	4,045	4,324
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-2, 5.00% 8/1/2031	1,295	1,381
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	1,500	1,500
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2013-A, 5.00% 8/15/2038	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (The Johns Hopkins Health System Issue), Series 2025-A, 5.00% 5/15/2035	10,045	11,802
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,765	1,790
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	1,395	1,399
Dept. of Transportation, Consolidated Transportation Bonds, Series 2025-B, 5.00% 10/1/2029	750	824
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	5,000	4,486
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2025-C, 5.00% 11/1/2029	4,715	5,189
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2019, 5.00% 6/1/2030	1,155	1,257
		62,464
Massachusetts 0.77%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26A, 5.00% 2/1/2027	1,250	1,285
Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2028	9,860	10,400
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2026	1,150	1,160
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2027	1,150	1,160
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,350	1,386
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2029	2,650	2,795
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	160	164
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2032	10,000	10,828
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	980	1,065
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,670	1,408
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	3,085	3,096
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	70	70
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	2,245	2,253
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	830	869
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 12/1/2050	1,590	1,617
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	915	916
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, CAB, Series 2016-A, 0% 7/1/2028	1,500	1,405
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 7/1/2026	2,510	2,535
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2028	1,320	1,260
Turnpike Auth., Metropolitan Highway System Rev. Bonds, CAB, Series 1997-A, NATL, 0% 1/1/2029	1,000	930
		46,602
Michigan 2.38%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2026	1,000	1,022
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 5.00% 2/15/2035	1,020	1,084
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2026	1,000	1,007
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2029	2,000	2,134
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	770	819
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2025-B, 5.00% 7/1/2034	4,500	5,283

50	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	USD3,065	$3,105
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA, 5.00% 8/1/2027 (put 8/1/2026)	6,325	6,396
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	7,000	7,016
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 10/1/2031	1,000	903
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	795	795
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	315	315
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	3,910	3,950
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	2,215	2,246
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	1,135	1,141
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	3,070	3,077
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	4,895	4,849
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	12,965	13,613
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	19,060	20,274
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	18,665	20,276
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	12,065	13,184
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	5,755	6,376
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2030	500	543
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2031	750	829
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2032	745	835
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2033	1,040	1,157
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	2,575	2,699
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	3,000	2,772
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	16,780	15,148
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2031	1,135	1,263
		144,111
Minnesota 1.41%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2034	3,420	2,630
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	1,000	1,068
GO State Trunk Highway Rev. Ref. Bonds, Series 2024-E, 5.00% 8/1/2030	9,200	10,293
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	5,830	5,492
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 1.65% 7/1/2030	1,120	1,054
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-F, 2.45% 7/1/2034	1,410	1,287
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,925	1,612
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	165	165
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	455	455
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	15	15
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	330	331
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	695	700
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	305	306
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	3,465	3,519
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,725	1,756
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	625	627
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	3,690	3,695
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	2,160	2,143
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	2,335	2,311
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,590	4,546
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	7,185	7,111
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	8,745	8,656
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	5,020	4,963
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	2,420	2,596
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-O, 6.25% 1/1/2055	9,635	10,876

American Funds Tax-Exempt Income Funds	51

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2033	USD1,165	$1,292
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2035	1,350	1,484
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2028	2,245	2,398
Various Purpose GO Bonds, Series 2025-D, 5.00% 8/1/2028	1,910	2,040
		85,421
Mississippi 0.15%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 3/1/2029 (put 9/1/2026)	1,460	1,439
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2026	1,045	1,047
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2026	3,425	3,432
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-B, 2.40% 12/1/2034	1,000	901
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 12/1/2046	145	145
Home Corp., Single Family Mortgage Rev. Bonds, Series 2026-A, 6.25% 12/1/2055	1,655	1,879
		8,843
Missouri 1.06%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2032	5,600	6,304
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-A, 5.00% 11/15/2035	2,470	2,841
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	350	350
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	580	588
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	1,149	1,094
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	420	425
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	2,065	2,067
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,690	1,674
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	3,960	3,923
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	2,755	2,744
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	2,930	3,142
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	2,985	3,376
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	9,635	10,763
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,930	10,903
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	10,145	11,198
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	1,750	1,887
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	1,190	1,196
		64,475
Montana 0.21%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	9,075	9,273
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	170	170
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	1,175	1,165
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	555	551
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	1,190	1,299
		12,458

52	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska 0.23%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	USD1,090	$1,088
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	95	95
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	325	325
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,925	1,934
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	1,030	1,022
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	6,500	6,437
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,585	1,587
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-B, 5.00% 2/1/2032	1,000	1,151
		13,639
Nevada 0.44%
Clark County School Dist., Limited Tax GO Building Bonds, Series 2024-B, 5.00% 6/15/2034	2,000	2,340
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	1,100	1,015
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	940	969
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 4/1/2049	595	601
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2027	1,200	1,208
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	7,835	8,838
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,195	1,351
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031	1,750	1,766
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	5,000	4,534
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034	3,900	3,932
		26,554
New Hampshire 1.38%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 5.00% 11/1/2034	500	546
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	500	489
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	3,560	3,794
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2026	1,250	1,269
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2027	1,250	1,267
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2025-E, 6.25% 7/1/2056	5,000	5,749
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	6,030	6,054
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (b)	6,900	7,177
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (b)	3,590	3,761
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	6,515	6,530
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	2,638	2,574
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.504% 8/20/2039 (a)	8,790	340
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	9,218	9,007
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.167% 1/20/2041 (a)	5,659	5,657
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.167% 1/20/2041 (a)	382	363
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (a)	13,648	14,428
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.494% 7/1/2051 (a)	9,450	336
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	10,150	11,499
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (b)	2,600	2,689
		83,529
New Jersey 2.71%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2026	1,000	1,008
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2026	1,000	1,010
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 6/15/2029 (preref. 12/15/2026)	1,030	1,060
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028	5,375	5,668

American Funds Tax-Exempt Income Funds	53

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	USD1,345	$1,277
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	15,730	14,928
Health Care Facs. Fncg. Auth., Rev. Bonds (Atlanticare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2032	680	756
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034	1,000	1,009
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027	1,150	1,191
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	4,130	4,247
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	8,625	8,856
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	1,465	1,502
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	8,185	8,207
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	13,010	13,483
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,750	4,114
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	780	765
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	3,735	3,649
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	335	341
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2027	1,000	1,040
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2027	335	347
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	3,500	3,401
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	3,785	3,746
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	5,630	5,356
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	13,310	12,946
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	6,455	6,599
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2021-H, 1.85% 10/1/2033	1,020	882
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	2,325	2,365
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	1,970	2,004
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	4,755	4,763
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	5,080	5,476
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	7,485	7,811
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	3,870	4,219
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2036	500	564
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM, 5.00% 11/1/2037	500	561
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	225	236
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2028	3,000	3,027
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2032	2,000	2,140
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2033	1,625	1,869
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2034	1,450	1,658
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, BAM, 0% 12/15/2028	3,500	3,254
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, 0% 12/15/2031	2,500	2,135
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, 0% 12/15/2032	4,405	3,608
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,180	1,220
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	8,145	9,514
		163,812
New Mexico 0.49%
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2026	275	279
Albuquerque Municipal School Dist. No. 12, GO School Bonds, Series 2021-A, 5.00% 8/1/2028	375	400
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	3,650	3,362
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 4/1/2033	2,100	1,862
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2029	1,195	1,296
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2030	1,110	1,199

54	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico (continued)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	USD490	$489
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	330	330
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	275	277
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	435	439
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	3,720	3,771
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	1,280	1,295
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 1/1/2051	2,125	2,105
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	3,770	4,082
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	7,705	8,221
		29,407
New York 7.88%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2030	7,300	7,797
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2032	7,335	8,465
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2036	1,385	1,607
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2036	3,645	4,324
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 3/15/2028	555	564
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2033	1,405	1,479
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2036	1,000	1,203
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2/15/2026	1,000	1,001
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,340	1,402
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2033	425	492
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2034	250	288
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	6,385	6,539
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2020-H, 1.95% 5/1/2032	2,295	2,100
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.45% 5/1/2029	1,560	1,462
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	10,955	10,647
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.75% 11/1/2062 (put 11/1/2029)	10,000	10,061
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.20% 5/1/2065 (put 11/1/2030)	2,665	2,677
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2025-D-2, 3.375% 5/1/2065 (put 11/1/2031)	5,000	5,049
Housing Fin. Agcy., Affordable Housing Rev. Ref. Bonds, Series 2020-H, 1.75% 5/1/2030	1,685	1,596
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 11/15/2029	1,650	1,517
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 11/15/2030	4,000	3,652
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 11/15/2031	2,000	1,814
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-A, 5.00% 9/1/2035	1,000	1,200
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	22,100	23,790
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, AGI, (USD-SOFR x 0.67 + 0.80%) 3.238% 11/1/2032 (put 4/1/2026) (a)	3,565	3,565
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2027	535	561
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2025-B, 5.00% 11/15/2027	1,450	1,519
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2028	1,185	1,272
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029	1,945	2,051
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.25% 4/1/2030	1,320	1,277
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.30% 10/1/2030	2,205	2,109
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 225, 2.00% 10/1/2035	1,675	1,423
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	235	235
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	7,310	7,241
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	690	690
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	435	438
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	450	453
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	2,455	2,459
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2033	4,000	4,629
New York City GO Bonds, Fiscal 2017, Series 2017-C, 5.00% 8/1/2028	4,300	4,411

American Funds Tax-Exempt Income Funds	55

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2019, Series 2019-E, 5.00% 8/1/2033	USD1,000	$1,066
New York City GO Bonds, Fiscal 2022, Series 2022-C, 5.00% 8/1/2031	1,100	1,245
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.00% 10/1/2033	1,000	1,136
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2035	1,000	1,141
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2031	800	906
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	2,430	2,789
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2033	10,000	11,548
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2033	20,440	23,756
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2033	7,295	8,490
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2037	2,510	2,880
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2041	2,355	2,624
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2027	1,000	1,028
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.75% 11/1/2033	2,250	2,177
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	8,365	8,514
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	1,000	1,010
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-A, 2.25% 11/1/2031	1,150	1,081
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.10% 5/1/2032	1,055	979
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,055	944
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.80% 11/1/2034	2,520	2,362
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.10% 11/1/2036	1,340	1,136
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063	2,620	2,654
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-A-2, 3.25% 11/1/2064 (put 7/1/2029)	7,045	7,115
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	8,515	8,686
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	205	212
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	190	196
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-FF, 5.00% 6/15/2040	11,410	11,899
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-AA-2, 5.00% 6/15/2039	1,500	1,739
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2032	6,515	7,569
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2033	3,485	4,102
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2034	3,945	4,695
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2035	2,290	2,744
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2036	4,500	5,292
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2037	10,500	12,236
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2028	1,000	1,032
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2031	760	849
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B, 4.00% 8/1/2037	4,000	4,121
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2022-A-1, 5.00% 8/1/2035	1,200	1,352
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2028	4,460	4,723
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2030	2,285	2,532
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2038	9,800	11,091
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 5/1/2026	1,000	1,007
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2031	5,585	6,309
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2032	4,390	5,069
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2034	3,315	3,880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2034	4,000	4,703
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2034	1,375	1,617
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2034	5,025	5,908
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2036	2,640	3,078

56	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2038	USD12,000	$13,620
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2028	590	621
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2028	3,985	4,271
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2029	1,250	1,348
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 5/1/2031	7,000	7,908
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2034	1,110	1,299
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D, 5.00% 11/1/2034	2,235	2,628
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2038	12,770	14,744
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	3,830	4,369
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.00% 12/1/2033	1,000	1,177
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.00% 12/1/2034	850	1,011
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 7/15/2028	1,000	1,056
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	6,000	6,353
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028	10,000	10,391
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	6,880	6,919
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2028	1,725	1,831
Port Auth., Consolidated Bonds, Series 227, AMT, 2.00% 10/1/2031	1,505	1,368
Port Auth., Consolidated Bonds, Series 238, AMT, 5.00% 7/15/2036	2,350	2,622
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2028	2,350	2,477
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2033	3,505	4,072
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041	1,000	1,001
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2029	810	881
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	655	714
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032	6,950	7,733
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2035	550	587
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,000	4,000
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	2,000	2,214
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2018-C, 5.00% 11/15/2038	3,750	3,946
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	450	524
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2032	1,160	1,351
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2039	750	850
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2030	2,250	2,257
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2031	1,000	1,119
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	2,915	2,961
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2032	4,620	5,204
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	11,840	13,462
		477,170
North Carolina 1.83%
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Environmental Improvement and Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	1,100	1,117
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,355	2,475
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	4,470	4,722
Gastonia Housing Auth. Multi Family Housing Rev. Bonds (Stonecroft Village), Series 2024-B, 3.50% 5/1/2028 (put 5/1/2027)	2,600	2,625
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2031	6,730	7,618
GO Rev. Ref. Bonds, Series 2026-A, 5.00% 6/1/2032	6,865	7,899
GO School Bonds, Series 2023, 5.00% 9/1/2029	1,500	1,646
GO School Bonds, Series 2023, 5.00% 9/1/2030	1,000	1,122
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051	1,885	1,869
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.55% 7/1/2035	1,140	1,049

American Funds Tax-Exempt Income Funds	57

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	USD180	$182
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	7,820	7,747
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	3,265	3,508
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	9,175	9,932
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	6,460	7,060
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	5,390	6,064
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	5,445	6,027
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	7,055	8,020
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	220	221
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	460	464
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	550	556
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	2,405	2,435
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	1,615	1,600
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)	2,825	2,961
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)	2,670	2,704
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2027	1,040	1,076
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	8,005	8,495
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028	290	290
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, FHA, 4.05% 1/1/2028 (put 1/1/2027)	4,000	4,044
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2029	1,500	1,608
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2030	1,000	1,027
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2031	1,000	1,026
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2031	1,370	1,488
		110,677
North Dakota 0.81%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	15,805	15,810
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	245	245
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	1,620	1,626
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	100	100
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	860	868
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	490	495
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	505	507
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	1,330	1,318
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	3,050	3,023
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	6,760	6,678
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,500	2,667
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,815	3,025
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	2,495	2,721
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,330	2,623
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	2,205	2,477
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2025-C, 5.75% 7/1/2056	4,140	4,603
		48,786
Ohio 1.76%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	2,285	2,302
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	4,820	4,860
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	9,705	9,862
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	1,000	1,000
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,000	1,002
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	325	326

58	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028 (escrowed to maturity)	USD680	$728
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2030 (escrowed to maturity)	350	391
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 8/1/2027	570	591
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2029	1,945	2,100
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2029	510	553
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2030	840	930
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (The Reserve At Chatford Apartments), Series 2025-B, 3.65% 7/1/2029 (put 7/1/2028)	1,175	1,196
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2026	1,000	1,001
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2027	1,500	1,529
GO Infrastructure Improvement Rev. Ref. Bonds, Series 2022-B, 4.00% 3/1/2027	1,440	1,468
Higher Education GO Rev. Ref. Bonds, Series 2025-B, 5.00% 11/1/2028	1,330	1,429
Higher Education, GO Bonds, Series 2018-A, 5.00% 2/1/2031	440	440
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2027	545	554
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2031	4,375	4,826
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2035	6,000	6,882
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2036	1,270	1,440
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	5,000	4,997
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,183
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Seton Square Portsmouth Apartments Project), Series 2025-A, 5.00% 10/1/2028 (put 10/1/2027)	4,000	4,135
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	645	645
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	485	486
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	390	391
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	3,040	3,048
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,165	1,180
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	670	679
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	6,240	6,282
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	5,335	5,315
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,170	1,158
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-B, 6.50% 3/1/2056	5,380	6,236
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2030	2,500	2,808
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2031	700	793
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	505	545
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2032	750	840
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2033	570	634
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2026	865	867
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, AGI, 5.00% 12/31/2027	500	501
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	5,670	5,812
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	5,800	6,493
Water Dev. Auth., Drinking Water Assistance Fund Rev. Bonds (Sustainability Bonds), Series 2024-A, 5.00% 6/1/2034	3,635	4,321
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2033	350	407

American Funds Tax-Exempt Income Funds	59

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2033	USD400	$464
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2034	300	347
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2034	400	462
		106,439
Oklahoma 0.16%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	435	452
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053	3,695	4,039
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	4,095	4,523
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	760	854
		9,868
Oregon 1.35%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2032	1,250	1,440
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2034	1,410	1,668
GO Bonds, Series 2022-C, 5.00% 6/1/2028	1,630	1,734
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 12/1/2050	1,650	1,652
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	5,215	5,155
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	400	419
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	6,575	7,117
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2031	1,000	1,140
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2032	625	724
GO Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 8/1/2028	500	534
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Gresham Civic Station Apartments Project), Series 2025-Q, 3.125% 7/1/2044 (put 7/1/2028)	2,600	2,617
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Verde Pines Project), Series 2025-O, 3.10% 12/1/2059 (put 2/1/2028)	670	672
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2019-A, 2.45% 7/1/2034	1,220	1,114
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-G, AMT, 4.00% 1/1/2040	415	418
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	1,110	1,111
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	395	397
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 1/1/2052	3,450	3,423
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	3,950	4,433
City of Portland, Sewer System Rev. Ref. Bonds, Series 2016-A, 2.00% 6/15/2028	11,450	11,209
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2027	1,780	1,837
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2031	4,000	4,374
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2032	3,300	3,583
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 25-B, AMT, 5.00% 7/1/2032	1,500	1,601
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031	5,005	5,571
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2032	11,545	12,987
Salem-Keizer School Dist. No. 24-J, GO Bonds, Series 2020-B, 5.00% 6/15/2035	3,455	3,788
Tri-County Metropolitan Transportation Dist., Grant Receipt Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2027	1,100	1,145
		81,863
Pennsylvania 3.55%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,500	2,495
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 6/1/2026	500	504
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	620	625
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 7/1/2029	1,000	1,089

60	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2032	USD1,270	$1,411
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2026	2,645	2,665
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	8,355	8,391
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	18,000	17,674
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	5,000	5,071
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	12,435	12,502
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026	4,500	4,539
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026	310	312
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2029	535	562
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030	400	426
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030	1,020	1,086
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	905	840
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	2,155	1,978
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	4,150	4,238
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	5,095	5,068
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	3,575	3,562
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	4,700	4,733
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2027	1,200	1,248
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134A, 1.35% 4/1/2030	1,105	1,025
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134-A, 1.55% 10/1/2031	2,285	2,057
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	1,000	989
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 2.15% 10/1/2032	2,760	2,522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 2.00% 4/1/2033	1,390	1,236
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	525	526
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 2.75% 10/1/2034	5,000	4,697
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 2.95% 10/1/2034	1,500	1,433
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	345	345
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	55	55
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	30	30
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	1,695	1,696
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	3,325	3,302
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	720	720
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,940	1,931
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	18,770	18,431
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	900	938
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	7,370	8,023
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-151-A, 6.25% 10/1/2055	14,000	16,160
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,205	1,214
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,075	1,083
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2026	1,920	1,938
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.38% 8/15/2038 (a)	2,095	2,068
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, AMT, 2.45% 12/1/2039 (put 12/3/2029)	4,500	4,201
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (c)	4,585	4,662
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 5.00% 9/1/2037	2,205	2,287
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2026	400	402
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2027	200	202
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2028	1,220	1,286
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 7/1/2030	2,255	2,461

American Funds Tax-Exempt Income Funds	61

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2032	USD860	$981
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2033	650	744
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2034	770	877
Philadelphia School Dist., GO Bonds, Series 2019-A, NATL, 5.00% 9/1/2026	2,000	2,031
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2029	1,340	1,455
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2030	1,000	1,105
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2031	855	960
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2032	2,230	2,501
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2033	2,900	3,218
Philadelphia School Dist., GO Green Bonds, Series 2019-B, 5.00% 9/1/2028	3,740	3,977
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2029	335	364
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2030	1,245	1,376
Philadelphia School Dist., GO Green Bonds, Series 2021-B, 5.00% 9/1/2031	1,500	1,684
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2028	1,500	1,569
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2028	725	780
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2029	875	963
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2032	1,500	1,738
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2034	2,000	2,369
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2040	750	854
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2024-1, 5.00% 12/1/2028	1,015	1,091
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2030	1,250	1,343
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-1, 5.00% 12/1/2031	1,500	1,713
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2038	4,500	5,202
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2039	3,250	3,715
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2045 (put 12/1/2032)	2,880	3,251
		214,800
Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	875	926
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	330	357
		1,283
Rhode Island 0.58%
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 10/1/2028	1,000	1,066
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, AGI, 5.00% 5/15/2026	2,000	2,008
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	7,480	7,410
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	4,770	4,777
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026	825	837
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	5,155	5,130
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	2,765	2,740
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	3,175	3,122
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,905	1,864
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,905	3,971
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	355	355
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	1,640	1,632
		34,912
South Carolina 0.97%
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2028	100	105
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2029	500	540
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, FHA, 4.00% 7/1/2047	95	95
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	425	429
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	6,305	6,397
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	7,030	6,972
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	3,055	3,046

62	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	USD3,640	$3,714
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	5,900	6,612
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	4,925	5,651
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	3,270	3,274
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	450	486
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2031	1,600	1,806
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2032	1,625	1,821
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2034	750	871
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2036	1,000	1,147
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2028	2,455	2,476
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2020-A, 5.00% 12/1/2032	500	550
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2037	6,560	7,472
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2028	2,345	2,512
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	865	945
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2031	1,250	1,411
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2032	620	701
		59,033
South Dakota 0.64%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	15	15
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	200	200
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 11/1/2047	500	501
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	2,050	2,074
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	710	716
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	5,825	5,833
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	12,775	12,662
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	3,555	3,705
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	2,460	2,682
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	4,135	4,538
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	5,185	5,954
		38,880
Tennessee 1.05%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	950	955
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2040	1,000	1,005
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	7,080	7,776
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	85	85
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.25% 7/1/2030	1,560	1,505
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	805	756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	825	828
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	475	479
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	525	527
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	70	70
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	860	870
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 7/1/2050	380	381
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	2,635	2,744
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	5,465	6,064
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2032	540	604
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2034	550	618
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2035	615	686
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2036	500	553

American Funds Tax-Exempt Income Funds	63

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2037	USD500	$549
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.00% 7/1/2038	210	229
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	400	448
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027	530	547
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028	625	657
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2028	500	527
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2026-D, AMT, 5.00% 7/1/2029	625	671
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2033	855	965
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2034	2,415	2,714
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2035	725	810
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	2,815	3,023
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	23,850	25,710
		63,376
Texas 12.15%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	1,190	1,194
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	1,645	1,659
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	2,815	2,896
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	225	231
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2028	500	528
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2029	700	754
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2030	350	385
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2035	2,170	2,563
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2025-A, 5.00% 2/15/2036	2,295	2,680
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026	1,545	1,546
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,070	1,100
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2026	400	405
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2027	375	381
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2028	400	411
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2028	595	630
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2029	360	373
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2029	495	535
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	890	893
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	470	470
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2035	1,200	1,325
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2036	2,000	2,190
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 8/15/2027	2,310	2,403
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2027	1,280	1,331
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2028	750	794
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2029	1,310	1,415
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2030	830	915
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2031	445	500

64	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2027	USD1,025	$1,066
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2028	1,300	1,376
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2030	850	923
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2031	880	952
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	125	125
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2026	450	459
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2027	460	468
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2027	250	259
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2028	475	482
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2029	395	401
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2033	585	591
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2034	605	610
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2026	325	325
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033	1,205	1,365
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	235	244
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2028	385	408
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2029	1,665	1,797
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2035	5,570	6,393
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2036	2,545	2,892
City of Austin, Certs. of Obligation, Series 2025, 5.00% 9/1/2036	3,500	4,128
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2041	825	924
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 5/15/2030	3,680	3,688
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2033	1,000	1,156
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2031	2,480	2,607
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	3,000	3,012
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2034	565	587
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2035	590	610
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2036	620	637
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2037	650	665
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 5.00% 4/1/2032	5,675	6,146
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 4/1/2034	4,000	4,347
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	5,270	4,789
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	9,765	10,026
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM, 5.00% 7/1/2028	265	280
Canyon Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2027)	1,000	1,027
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	3,475	3,504
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2036	1,360	1,590
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2037	1,435	1,663
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2028	1,095	1,150
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2032	520	583
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2033	2,770	3,090
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 8/15/2027	1,360	1,412
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2030	2,000	2,207
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2031	2,250	2,517
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	5,385	6,170
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2026	4,800	4,865
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	245	248
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,150	1,194
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	315	327
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2027	500	515

American Funds Tax-Exempt Income Funds	65

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2028	USD2,535	$2,689
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	410	435
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2028	300	315
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2029	470	509
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2029	315	336
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2030	250	276
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2030	385	417
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2031	575	643
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2035	1,300	1,449
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2036	2,500	2,766
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2031	2,820	3,137
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2035	1,080	1,207
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	270	299
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	210	231
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	235	257
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	350	380
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	6,620	6,960
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	3,590	3,714
Collin County Community College Dist., GO Bonds, Series 2020-A, 5.00% 8/15/2031	1,000	1,087
Comal Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2027	3,730	3,829
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2033	1,750	2,028
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2027	490	512
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2028	310	331
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2032	855	917
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,028
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2032	2,000	2,289
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2032	8,000	9,020
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2033	7,000	7,971
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 11/1/2032	2,200	2,483
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Palladium Buckner Station), Series 2025, 3.05% 8/1/2030 (put 8/1/2028)	4,345	4,374
City of Dallas, Tax and Rev Certs. of Obligation, Series 2023, 5.00% 2/15/2026	1,000	1,001
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2034	4,010	4,741
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	4,000	3,993
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, FHA, 5.00% 8/1/2027 (put 8/1/2026)	955	965
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	305	316
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2028	370	394
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2028	455	485
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2029	775	845
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2029	460	502
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2030	450	492
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2030	505	552
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2027	1,000	1,037
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2028	7,320	7,483
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2027	875	910
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	6,000	6,828
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2035	730	752

66	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2037	USD400	$408
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2027	1,505	1,545
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2028	1,335	1,408
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2028	1,000	1,068
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2030	1,010	1,078
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2029	1,360	1,487
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2027	275	286
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2028	350	373
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2033	1,500	1,703
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2036	900	1,029
Forney Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2032	1,500	1,731
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	1,000	1,120
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2032	500	537
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2033	1,000	1,066
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	13,550	13,368
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2027	1,075	1,105
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2037	1,860	2,091
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 1999, 0% 8/15/2027	2,410	2,314
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2035	790	822
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.125% 6/1/2037	875	900
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032	1,360	1,492
City of Garland, Combination Tax and Rev. Certs. of Obligation, Series 2019, 5.00% 2/15/2026	110	110
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2028	275	289
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	385	413
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	375	411
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031	625	697
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2032	720	800
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2030	700	771
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	525	590
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	750	856
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2028	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2029	1,500	1,501
GO Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	630	631
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	3,190	3,155
Goose Creek Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 2/15/2028	925	976
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2035	2,500	2,898
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,250	3,734
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2037	3,750	4,272
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Denton County Project), Series 2003-B, AMT, 1.50% 5/1/2028	1,565	1,508
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2034	1,500	1,733
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,045	2,134
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2027	1,790	1,840
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027	1,000	1,028
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2031	1,230	1,283
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	960	1,085
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	1,000	1,110
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	1,030	1,044
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	12,750	12,617

American Funds Tax-Exempt Income Funds	67

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	USD2,195	$2,392
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	19,685	21,292
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,375	1,390
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	5,015	5,108
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	5,095	5,106
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	15,305	15,141
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	8,430	9,285
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	8,475	9,389
Housing Options, Inc., Multi Family Housing Rev. Bonds (Royal Crest Apartments), Series 2025, 3.05% 2/1/2045 (put 2/1/2028)	1,815	1,826
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 7/1/2028	1,000	1,053
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2026	1,380	1,394
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029	1,500	1,578
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2029	1,700	1,826
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, AMT, 5.00% 7/1/2029	4,920	5,284
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2030	1,035	1,086
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2030	3,440	3,763
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 4.00% 7/1/2037	2,945	2,962
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2027	1,535	1,567
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2026	580	592
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2027	550	576
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2028	500	538
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029	490	539
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	140	141
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	355	369
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	280	297
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	160	171
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2027	2,460	2,463
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2027	1,050	1,087
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, AGI, 5.00% 9/1/2028	1,250	1,321
City of Houston, Water and Sewer System Rev. Ref. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028 (escrowed to maturity)	1,300	1,206
Houston Independent School Dist., Maintenance Tax Notes, Series 2025-A, 5.00% 7/15/2045 (put 7/15/2028)	8,665	9,146
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2033	650	751
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	725	847
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,250	1,269
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2030	1,070	1,187
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2044	1,665	1,777
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2/15/2031	1,000	1,073
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026	205	205
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	1,810	1,811
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2035	1,085	1,278
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2036	1,925	2,280
Krum Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/15/2037	2,030	2,379
Lake Dallas Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, CAB, Series 2001, 0% 8/15/2027	2,180	2,097
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029	740	799
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2028	500	468
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2029	700	637
Lewisville Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	2,170	2,469
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 11/1/2026	1,000	1,017
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, AGI, 5.00% 11/1/2032	3,535	3,897
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	2,400	2,511

68	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2030	USD1,000	$1,104
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2033	2,010	2,158
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, AGI, 5.00% 4/15/2032	1,145	1,304
Lubbock Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Ella Apartments), Series 2026, 2.80% 3/1/2029	1,000	1,000
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	446
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2032	575	660
McAllen Independent School Dist., Maintenance Tax Notes, Series 2020, 5.00% 2/15/2026	895	896
City of McKinney, Waterworks and Sewer System Rev. Bonds, Series 2022, 5.00% 3/15/2029	400	432
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2034	680	711
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2035	715	744
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	650	650
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	3,255	3,252
County of Midland, Fresh Water Supply Dist. No. 1, Rev. Bonds and Notes, CAB, Series 2012-A, 0% 9/15/2035 (preref. 9/15/2027)	1,485	963
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,000	6,026
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2035	515	539
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 3/1/2036	545	567
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2035	615	625
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	950	980
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.83% 9/15/2027 (a)	920	918
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,450	4,753
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	12,680	14,285
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	38,010	41,236
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 2.00% 9/1/2033	1,790	1,633
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,040	1,029
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2036	1,345	1,279
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2030	1,000	1,094
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2031	1,075	1,172
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2032	1,000	1,046
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	750	863
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2028	1,500	1,556
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2029	375	405
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Presbyterian Healthcare System Project), Series 1996, NATL, 5.75% 6/1/2026 (escrowed to maturity)	515	521
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2035	3,750	4,357
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2036	4,000	4,604
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	2,855	2,897
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 8/1/2032	215	222
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 5.00% 12/15/2028	1,450	1,557
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	950	968
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 5.00% 6/1/2033	395	427
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	4,020	3,991
North Texas Municipal Water Dist., Contract Rev. Bonds (Sabine Creek Regional Wastewater System), Series 2022, AGI, 5.00% 6/1/2030	1,000	1,108
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2032	1,000	1,149
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2033	1,000	1,164
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 4.00% 6/1/2035	1,705	1,757
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2030	1,070	1,178

American Funds Tax-Exempt Income Funds	69

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2030	USD540	$595
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2031	1,000	1,100
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2031	600	673
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2032	1,000	1,141
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2/15/2029	460	494
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	1,000	1,144
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,000	1,137
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2035	1,000	1,184
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2036	1,000	1,169
Pearland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2037	1,000	1,159
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028	1,000	1,055
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029	1,200	1,264
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2031	1,000	1,099
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2032	3,615	3,956
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035	1,440	1,504
Port Arthur Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-E, 4.00% 2/15/2038 (preref. 8/15/2026)	1,060	1,070
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2028	1,400	1,473
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2029	1,495	1,610
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2030	950	1,022
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	1,250	1,316
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 2/1/2031	1,250	1,404
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	180	185
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2027	650	668
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029	200	216
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	500	551
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	2,385	2,627
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2031	600	674
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2032	380	433
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	8,220	8,226
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	11,540	11,565
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	7,905	7,978
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028	1,000	1,051
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2029	1,000	1,074
Socorro Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017-B, 5.00% 8/15/2036 (preref. 8/15/2027)	1,155	1,201
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	625	680
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,210	1,342
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 8/15/2030	535	595
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2031	1,850	1,969
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2037	1,375	1,593
Spring Branch Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2038	1,500	1,721
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.00% 12/31/2034	3,650	3,885
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.125% 12/31/2035	2,880	3,064
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2030	280	292
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	550	569

70	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2028	USD870	$930
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2029	5,330	5,368
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2029	1,690	1,846
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2037	5,500	5,528
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2034	2,000	2,075
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	14,500	16,708
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	5,000	5,256
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2033	1,500	1,672
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2034	1,865	2,073
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	3,440	3,512
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2029	1,700	1,855
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2030	1,225	1,364
THF Public Fac. Corp., Multi Family Housing Rev. Bonds (Covington Acres), Series 2025, 3.34% 2/1/2044 (put 2/1/2029)	2,915	2,952
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2035	1,070	1,094
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2036	2,200	2,575
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2040	2,805	3,171
Trinity River Auth., Improvement Rev. and Rev. Ref. Bonds (Tarrant County Water Project), Series 2023, 5.00% 2/1/2035	1,000	1,145
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2027	6,500	6,237
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026	1,420	1,440
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2028	2,665	2,671
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2026	760	764
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2029	725	784
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2030	1,050	1,161
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2034	1,875	2,197
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2017-C, 3.00% 8/15/2032	1,000	1,002
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2036	1,810	1,914
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2028	815	866
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM, 5.00% 8/1/2029	465	505
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2030	500	554
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,500	2,790
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 8/1/2030	2,760	2,871
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,100	2,426
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030	2,230	2,389
Willis Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2027	1,020	1,049
Willis Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034	500	554
		735,302
United States 0.52%
Freddie Mac, Multi Family Certs., Series 2023, 4.554% 8/25/2040 (a)	699	705
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.534% 11/25/2042 (a)	11,262	10,985
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (b)	7,463	6,856
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	2,696	2,647

American Funds Tax-Exempt Income Funds	71

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States (continued)
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (a)	USD7,909	$6,935
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (a)	1,971	1,873
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.615% 8/25/2041 (a)	1,708	1,760
		31,761
Utah 0.86%
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2026	500	501
Canyons School Dist., Board of Education, GO Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 1.375% 6/15/2032	2,935	2,568
GO Bonds, Series 2018, 5.00% 7/1/2028	1,920	1,995
Housing Corp., Multi Family Housing Rev. Bonds (Liberty Corner), Series 2025, 3.00% 9/1/2045 (put 9/1/2029)	4,520	4,534
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.625% 2/1/2026	19,100	19,100
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,670	2,897
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	975	1,074
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	2,630	2,924
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	2,130	2,377
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	105	105
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2026	620	626
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2027	1,000	1,032
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027	1,270	1,311
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	2,130	2,197
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,000	1,074
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2030	1,990	2,173
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2028	500	529
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029	470	509
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2031	390	439
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	500	571
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2033	600	693
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2034	500	574
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2031	845	959
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2026	750	755
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	250	274
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	140	156
		51,947
Vermont 0.10%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 11/1/2047	525	527
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	215	216
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 11/1/2049	985	1,002
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	515	517
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2027	400	409
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2028	490	507
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2029	500	524
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2031	960	1,018
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.00% 6/15/2035	710	710
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 6/15/2036	275	277
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	305	285
		5,992

72	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia 2.65%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	USD2,960	$2,901
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2027	1,000	1,034
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2031	600	661
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	2,425	2,426
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	5,400	5,354
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	1,250	1,225
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2027	290	296
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2029	375	395
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2030	375	400
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2032	3,000	3,151
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	2,695	2,777
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028	1,950	2,001
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029	2,165	2,249
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030	2,275	2,358
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,195	1,237
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2025-A, 5.00% 7/15/2026	16,000	16,199
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	1,765	1,786
County of Henrico, Water & Sewer Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 5/1/2028 (preref. 5/1/2026)	505	508
Housing Dev. Auth., Mortgage Bonds, Series 2025-G, 3.125% 7/1/2056 (put 4/1/2027)	12,510	12,512
Housing Dev. Auth., Rental Housing Bonds, Series 2020-B, 1.65% 3/1/2031	1,185	1,069
Housing Dev. Auth., Rental Housing Bonds, Series 2021-K, 1.90% 12/1/2031	1,445	1,319
Housing Dev. Auth., Rental Housing Bonds, Series 2021-F, 1.85% 7/1/2036	1,205	969
Housing Dev. Auth., Rental Housing Bonds, Series 2019-E, 2.90% 12/1/2038	1,510	1,354
County of Loudoun, GO Public Improvement Rev. Ref. Bonds, Series 2020-A, 2.00% 12/1/2034	1,000	893
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 3.125% 11/1/2035 (put 10/1/2030)	7,560	7,638
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2034	1,425	1,572
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2031	5,000	5,007
City of Norfolk, GO Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,780	1,900
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,375	1,382
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-C, AMT, 5.00% 8/1/2027	1,125	1,138
Rector and Visitors of the University, Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 4/1/2039	10,340	10,590
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2031	2,875	2,955
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2028	1,105	1,147
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,400	1,480
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2030	1,750	1,850
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,000	1,054
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2032	6,670	7,338
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 7/1/2032	5,420	5,950
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2033	8,000	8,743
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2034	2,335	2,536

American Funds Tax-Exempt Income Funds	73

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	USD125	$128
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	3,875	3,973
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2030	3,000	3,083
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2030	4,825	4,971
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	2,000	2,065
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2032	1,000	1,035
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2034	1,000	1,026
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 3.125% 10/1/2040 (put 10/1/2030)	16,695	16,867
		160,502
Washington 2.57%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2029	510	562
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2025-A, 5.00% 7/1/2031	2,000	2,272
GO Bonds, Series 2019-A, 5.00% 8/1/2033	4,000	4,247
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2027	1,075	1,089
County of Grant Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2024-B, 5.00% 1/1/2031	1,000	1,122
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	21,906	21,496
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.495% 4/20/2037 (a)	18,657	1,776
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	18,467	17,660
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/1/2050 (a)	6,140	6,053
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	985	993
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,915	1,933
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	275	279
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	4,970	4,912
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	3,220	3,386
County of King, Sewer Improvement and Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046 (preref. 7/1/2026)	3,000	3,035
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	3,000	3,354
City of Seattle, Limited Tax GO Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 6/1/2029	1,365	1,487
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 2.53% 5/1/2045 (put 11/1/2026) (a)	2,450	2,440
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2030	1,775	1,981
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2026	2,500	2,515
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2027	2,500	2,571
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2028	3,050	3,136
Port of Seattle, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/1/2028	1,775	1,866
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2030	2,000	2,135
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,020
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2027	6,510	6,719
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2029	1,000	1,001
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,738
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2032	6,345	7,144
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2033	5,500	6,159
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2034	5,000	5,568
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042	4,525	4,525
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	1,015	1,150
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2037	725	824
Various Purpose GO Bonds, Series 2024-B, 5.00% 6/1/2038	2,480	2,799

74	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	USD10,285	$11,244
Various Purpose GO Rev. Ref. Bonds, Series R-2023-A, 5.00% 8/1/2030	3,055	3,415
Various Purpose GO Rev. Ref. Bonds, Series 2026-R-A, 5.00% 7/1/2034	6,035	7,155
		155,761
West Virginia 0.11%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	5,340	5,360
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2032	1,385	1,419
		6,779
Wisconsin 1.62%
GO Bonds, Series 2020-B, 5.00% 5/1/2026	1,000	1,007
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	3,500	4,038
GO Rev. Ref. Bonds, Series 2023-2, 5.00% 5/1/2033	1,470	1,720
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	1,535	1,796
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2033	1,380	1,615
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2037	10,695	12,517
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039	5,000	5,014
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026 (b)	15,000	15,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034	1,800	1,803
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2018, 5.00% 4/4/2032	2,000	2,119
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	3,040	3,041
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	1,005	1,015
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	2,183	1,904
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	85	85
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	665	667
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	440	441
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	5,060	5,141
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	4,550	4,557
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	3,465	3,430
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,950	1,931
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,750	3,026
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (b)	3,073	3,074
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2031	1,000	1,108
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.00% 7/1/2032	1,080	1,208
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	416
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2035	1,000	1,119
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2036	1,000	1,111
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2037	1,000	1,104
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2026	550	553
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 11/15/2029 (escrowed to maturity)	1,475	1,595
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health Obligated Group), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	1,175	1,255
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)	10,620	10,544

American Funds Tax-Exempt Income Funds	75

Limited Term Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2030	USD945	$992
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2028	775	817
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2029	1,000	1,079
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 7/1/2026	500	505
		98,354
Wyoming 0.28%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.80% 12/1/2031	3,745	3,702
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,016
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	3,710	3,671
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	3,880	3,938
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	2,935	3,117
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	1,355	1,484
		16,928
Total bonds, notes & other debt instruments (cost: $5,523,217,000)		5,581,263
Short-term securities 7.98%
Municipals 6.57%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.49% 12/15/2028 (a)(b)	1,965	1,965
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.20% 12/1/2033 (a)	4,400	4,400
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.20% 12/1/2033 (a)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.20% 12/1/2029 (a)	12,500	12,500
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 3.20% 2/1/2048 (a)	7,875	7,875
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	15,000	15,173
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.25% 7/1/2051 (put 7/15/2026) (d)	1,080	1,080
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.50% 2/1/2035 (a)	8,400	8,400
State of Colorado, Educational Loan Program Tax and Rev. Anticipation Notes, Series 2025-B, 5.00% 6/30/2026	16,560	16,747
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.28% 10/1/2047 (a)	6,830	6,830
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 3.45% 11/1/2041 (put 11/2/2026) (d)	1,290	1,294
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.85% 7/1/2051 (a)	6,500	6,500
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.75% 7/1/2060 (a)	2,000	2,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.10% 8/1/2044 (a)	11,900	11,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.15% 8/1/2044 (a)	5,000	5,000
State of Illinois, Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 3.45% 11/1/2044 (put 11/2/2026) (d)	2,320	2,327
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.00% 5/1/2028 (put 3/2/2026) (d)	1,965	1,965
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.15% 2/15/2041 (a)	10,355	10,355
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.00% 5/1/2028 (put 3/2/2026) (d)	1,965	1,965
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 3.15% 5/15/2053 (a)	13,500	13,500
State of Minnesota, GO State Trunk Highway Rev. Ref. Bonds, Series 2025-E, 5.00% 8/1/2026	2,380	2,413

76	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.25% 11/15/2047 (a)	USD13,900	$13,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 3.20% 12/1/2030 (a)	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2009-D, 3.20% 12/1/2030 (a)	9,600	9,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 3.20% 11/1/2035 (a)	15,000	15,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.25% 11/1/2035 (a)	11,340	11,340
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.25% 3/1/2040 (a)	2,200	2,200
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.15% 6/1/2041 (a)	22,590	22,590
State of New Mexico, Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-G-3, Class I, 3.00% 9/1/2057 (put 12/1/2026) (d)	4,430	4,436
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.28% 7/1/2032 (a)	4,210	4,210
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 3.20% 4/1/2036 (a)	8,820	8,820
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.15% 3/1/2039 (a)	14,605	14,605
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.30% 4/1/2042 (a)	9,500	9,500
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.20% 3/1/2042 (a)	12,050	12,050
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 3.20% 6/15/2049 (a)	10,500	10,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 3.20% 6/15/2048 (a)	8,035	8,035
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.20% 1/1/2035 (a)	19,685	19,685
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.25% 1/1/2039 (a)	10,290	10,290
State of Ohio, Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.00% 11/1/2035 (put 3/2/2026) (d)	2,180	2,181
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.25% 4/1/2049 (put 7/15/2026) (d)	1,820	1,820
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 3.25% 4/1/2034 (put 4/15/2026) (d)	925	925
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 3.25% 4/1/2049 (put 4/15/2026) (d)	1,750	1,750
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.20% 5/1/2048 (a)	1,100	1,100
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.28% 1/1/2033 (a)	3,775	3,775
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.25% 7/1/2034 (a)	595	595
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027) (d)	1,240	1,240
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2024, 3.20% 1/1/2041 (put 1/1/2027) (d)	320	320
State of Texas, County of Collin, Limited Tax Permanent Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2026	1,720	1,722
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.25% 11/1/2041 (a)	2,300	2,300
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.29% 5/15/2034 (a)	17,500	17,500
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 3.20% 11/1/2051 (a)	9,270	9,270
State of Texas, City of San Antonio, Tax Notes, Series 2025, 5.00% 2/1/2026	1,575	1,575
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.20% 11/1/2036 (a)	11,100	11,100

American Funds Tax-Exempt Income Funds	77

Limited Term Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)		Principal amount (000)	Value (000)
Municipals (continued)
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.30% 2/15/2038 (a)		USD10,870	$10,870
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (a)		3,400	3,400
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (a)		8,420	8,420
			397,813
	Weighted average yield at acquisition
U.S. Treasury bills 1.41%
U.S. Treasury 2/3/2026	0.696%	85,000	84,992
Total short-term securities (cost: $482,710,000)			482,805
Total investment securities 100.17% (cost: $6,005,927,000)			6,064,068
Other assets less liabilities (0.17%)			(10,078)
Net assets 100.00%			$6,053,990
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	591	4/6/2026	USD123,219	$(235)
5 Year U.S. Treasury Note Futures	Long	443	4/6/2026	48,256	58
10 Year Ultra U.S. Treasury Note Futures	Short	481	3/31/2026	(54,909)	320
					$143
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,585	$4,662	0.08%

(a)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,356,000, which represented
1.10% of the net assets of the fund.

(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	For short-term securities, the mandatory put date is considered to be the maturity date.

78	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
LOC = Letter of credit
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	79

The Tax-Exempt Bond Fund of America®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 93.62%	Principal amount (000)	Value (000)
Alabama 4.88%
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	USD2,500	$2,707
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	13,615	14,499
Auburn University, General Fee Rev. Bonds, Series 2025-B, 5.00% 6/1/2042	1,390	1,548
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	8,275	8,275
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)	8,200	8,397
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	16,820	18,202
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	90,185	94,113
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	55,225	59,404
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	54,710	59,098
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,590	6,691
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	22,000	24,255
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	10,215	10,978
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	77,345	83,345
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	42,610	45,725
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	40,510	43,783
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	23,000	23,254
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	3,810	3,852
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	17,235	17,613
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	1,000	1,061
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	41,335	44,359
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	4,040	4,067
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	68,875	70,499
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	20,010	21,585
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	10,645	11,238
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	13,020	14,007
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	16,750	18,277
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)	15,065	16,642
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	59,990	65,122
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	6,380	6,988
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-D, 5.75% 10/1/2055	7,335	8,079
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	510	532
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Fred Marshall Project), Series 2025-F, 3.15% 12/1/2028 (put 6/1/2028)	265	266
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Providence Park Apartments Project), Series 2025-E, 3.15% 7/1/2029 (put 7/1/2028)	770	774
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	3,000	3,013
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	2,000	2,054
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028	2,500	2,572
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030	5,000	5,143
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031	7,500	7,710
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032	2,250	2,311
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033	5,040	5,172
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034	8,200	8,407
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	4,000	4,522
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036	3,500	3,926
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037	3,000	3,345
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038	3,500	3,881
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	7,645	8,490
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	2,770	3,048
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2042	6,165	6,715
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	7,475	8,057
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	6,795	7,254
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045	8,825	9,334
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	40,015	41,602
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	13,600	14,274

80	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	USD1,150	$115
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	430	437
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.125% 8/1/2044	2,725	2,864
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.00% 8/1/2054	1,200	1,216
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	3,420	3,445
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, AGI, 5.50% 8/1/2058	2,000	2,082
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	29,535	31,635
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-D, 5.00% 9/1/2035	7,010	7,732
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	11,835	12,609
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	28,595	30,280
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-C, 5.00% 5/1/2055 (put 2/1/2031)	11,500	12,302
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	26,730	28,861
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	15,950	16,617
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	11,230	12,343
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	61,355	61,899
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	3,705	3,963
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	1,000	1,041
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,040	970
		1,190,476
Alaska 0.06%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	500	498
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042	7,025	7,089
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	3,835	3,877
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,130	1,232
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2035	1,000	1,149
		13,845
Arizona 2.06%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027	1,305	1,338
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028	1,375	1,447
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029	1,700	1,834
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033	3,395	3,560
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034	5,000	5,236
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2042	9,250	10,410
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-A, 5.00% 1/1/2043	16,000	17,731
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2025-C, 5.00% 1/1/2051	2,760	2,888

American Funds Tax-Exempt Income Funds	81

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2023-B, 5.25% 1/1/2053	USD20,000	$21,053
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036	1,000	1,089
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2049	2,940	3,074
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2054	5,990	6,217
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054	14,605	15,228
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029	600	570
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2026	500	505
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027	250	260
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2044	1,625	1,720
City of Glendale, Industrial Dev. Auth., Rev. Bonds (Midwestern University), Series 2025, 5.00% 5/15/2045	2,045	2,141
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2026	1,200	1,205
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032	525	575
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,550	1,550
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054	5,200	5,020
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, AGI, 4.00% 7/1/2038	1,000	1,033
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.16% 1/1/2037 (c)	51,680	51,343
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	1,435	1,506
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2033	1,000	1,049
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2035	1,100	1,147
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2036	1,000	1,039
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2037	1,045	1,082
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2039	2,045	2,106
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2044	1,630	1,646
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 4.00% 11/1/2049	3,075	2,645
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	250	248
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	2,200	1,979
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	1,630	1,356
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	7,920	6,320
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	2,225	1,851
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	2,245	1,791
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028	1,290	1,321
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042	1,000	1,004
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047	1,310	1,284
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	1,000	976
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051	1,025	987
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	1,330	1,339
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	2,150	2,155
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	5,305	5,194
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	5,660	5,595
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	1,975	1,843

82	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	USD450	$445
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	1,325	1,330
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	1,835	1,665
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	690	623
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	3,000	2,915
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,265	2,295
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,250	1,225
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2041 (a)	500	450
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026	915	915
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038	1,600	1,619
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039	1,800	1,810
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040	1,000	995
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	6,310	4,904
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050	7,500	6,519
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Unity at West Glendale Project), Series 2024, 5.00% 3/1/2045 (put 9/1/2026)	1,350	1,358
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	51,675	51,792
Industrial Dev. Auth., Revolving Loan Fund Rev. Social Bonds (Senior National Charter School), Series 2024-A, 5.00% 11/1/2029	1,865	1,993
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2035	500	535
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2037	550	584
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	3,480	3,582
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037	725	737
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052	750	743
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034	500	504
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039	750	771
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	255	233
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	2,000	1,586
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	3,000	3,033
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	7,650	7,512
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	2,215	2,100
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,000	2,496
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	1,000	802
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054	6,225	6,038
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	565	528
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049	2,845	2,416
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-D, 5.00% 1/1/2046 (put 5/15/2026)	5,585	5,624
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048	7,145	6,355
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	7,000	5,195
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	10,380	7,703

American Funds Tax-Exempt Income Funds	83

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (HonorHealth), Series 2021-A, 3.00% 9/1/2051	USD2,000	$1,410
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	1,250	1,247
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	21,605	20,578
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2031	2,500	2,823
County of Maricopa, Special Health Care Dist., GO Bonds, Series 2021-D, 5.00% 7/1/2032	5,205	5,872
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	25,830	22,734
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	8,400	7,393
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033	5,080	5,122
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2026	260	261
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2027	250	254
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2030	290	302
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2041	650	652
City of Mesa, Eastmark Community Facs. Dist. No. 1, GO Bonds, Series 2021, BAM, 4.00% 7/15/2045	1,050	984
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	2,675	2,676
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	1,000	1,000
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,690	1,630
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	3,900	3,731
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026 (a)	540	542
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	910	911
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036 (a)	3,535	3,541
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	1,050	1,016
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	1,035	1,045
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	2,650	1,964
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	5,300	4,931
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049	10,890	11,094
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	5,320	5,495
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033	14,000	14,444
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033	2,515	2,703
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Bonds, Series 2023, 5.25% 7/1/2047	3,000	3,229
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032	2,000	2,021
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033	1,000	1,010
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034	1,000	1,010
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035	2,000	2,019
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036	840	853
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037	900	908
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026 (a)	1,405	1,428
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027 (a)	1,485	1,539
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-B-2, 5.625% 11/15/2030 (a)	100	100
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030	4,015	4,327
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	490	503
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	1,000	883
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	150	147

84	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	USD2,500	$2,174
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2024-A, AGI, 5.00% 7/1/2041	2,650	2,932
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026	400	405
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027	300	311
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028	400	426
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	400	436
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042	1,800	1,917
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	2,000	2,114
		503,467
Arkansas 0.02%
Dev. Fin. Auth., Single Family Mortgage Rev. Bonds (Mortgage-Backed Securities/Mortgage Loans Program), Series 2025-C, 5.50% 1/1/2056	2,250	2,469
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037	2,705	2,549
		5,018
California 9.28%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (d)	1,770	1,025
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (d)	6,040	3,487
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (d)	3,015	1,746
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	501
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	12,200	10,437
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 4.00% 8/1/2048	1,510	1,423
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	1,175	1,015
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	1,400	1,110
Antelope Valley Union High School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2054	1,000	1,055
Baldwin Park Unified School Dist., GO Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043	1,250	1,065
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029	270	271
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030	65	65
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.58% 4/1/2056 (put 4/1/2027) (c)	1,990	1,975
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	5,715	5,750
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	750	763
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048	2,500	2,515
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 4.00% 11/1/2049	3,565	3,431
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	6,000	6,006
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1), Series 2014-A, AGI, 4.25% 10/1/2033	750	751
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2033	750	800
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2040	580	531
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2041	480	433
Center Joint Unified School Dist., GO Bonds, 2008 Election, Series 2021-B, BAM, 3.00% 8/1/2046	3,150	2,473
Central Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 3.00% 8/1/2044	2,500	2,083
Central Unified School Dist., GO Bonds, 2020 Election, Series 2023-B, 4.00% 8/1/2050	470	444
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	9,550	10,329
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	5,000	5,216
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2024-H, 0% 8/1/2049	3,000	1,006

American Funds Tax-Exempt Income Funds	85

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 8/1/2045	USD500	$494
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2031	600	513
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	315	259
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	320	252
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2034	625	469
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2038	1,300	793
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2039	1,000	578
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,250	2,079
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2043	4,000	1,927
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	22,305	24,819
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	22,650	22,936
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	500	526
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	44,205	47,442
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	4,410	4,740
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	22,350	23,600
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	13,630	14,623
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	70,105	75,830
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	31,705	33,630
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	48,675	51,297
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	26,260	28,114
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	1,775	1,948
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	10,305	10,944
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	2,105	2,301
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	34,330	37,380
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	41,880	45,986
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	400	341
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	7,075	5,449
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	19,695	16,243
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,500	1,083
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2040	500	280
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051	1,750	1,765
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	2,515	1,816
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	1,000	739
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	3,600	2,874
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	3,570	2,427
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	540	399
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	41,135	31,681

86	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	USD600	$499
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	15,540	13,939
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	5,105	3,500
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	7,605	6,322
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	5,460	3,769
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	1,750	1,305
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	2,215	1,574
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	2,000	1,714
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	28,390	23,422
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,800	1,267
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	34,900	21,022
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	375	286
Cypress Elementary School Dist., GO Bonds, Convertible CAB, 2008 Election, Series 2011-B-1, 0% 8/1/2050 (8.125% on 8/1/2031) (d)	23,000	21,747
Downey Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, 4.00% 8/1/2052	2,000	1,905
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.00% 9/1/2038	790	843
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,085	1,091
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,095	1,022
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,180	1,868
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038	1,230	1,237
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043	1,150	1,074
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051	2,540	2,176
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	2,275	2,305
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,085	2,014
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040	505	639
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046	1,000	1,145
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029	2,120	2,122
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	650	733
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	12,830	12,881
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043	2,890	2,899
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	13,500	13,520
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048	2,500	2,503
Enterprise Dev. Auth., Rev. Bonds (Sage Hill School Project), Series 2024, 5.00% 12/1/2042	1,000	1,093
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038	780	830
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	3,000	3,014
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	2,500	2,346
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2034	1,000	772
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2035	1,785	1,321

American Funds Tax-Exempt Income Funds	87

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	USD1,395	$1,416
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	5,000	5,012
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031	880	890
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034	2,600	2,627
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052	3,500	3,351
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2034	2,000	1,595
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,536
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033	1,000	1,008
Fresno Unified School Dist., GO Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043	2,000	1,639
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030	1,005	1,019
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2029	990	898
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2031	1,250	1,067
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	1,500	1,235
GO Bonds, Series 2021, 5.00% 12/1/2031	395	399
GO Bonds, Series 2021, 5.00% 12/1/2032	335	338
GO Bonds, Series 2021, 5.00% 12/1/2034	335	338
GO Bonds, Series 2023, 5.00% 10/1/2035	3,405	3,970
GO Bonds, Series 2023, 5.00% 9/1/2036	3,000	3,502
GO Bonds, Series 2021, 4.00% 10/1/2037	1,000	1,047
GO Bonds, Series 2021, 4.00% 10/1/2039	3,000	3,110
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	3,000	2,770
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041	2,625	2,883
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	8,675	9,595
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	3,960	3,848
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	7,785	7,020
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2054	4,765	5,025
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	2,360	2,470
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	95	95
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	2,590	2,616
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	230	230
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	105	111
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	85	92
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	355	396
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	1,040	1,085
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	450	463
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	540	552
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	645	657
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	1,000	1,001
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026	350	351
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	860	866
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,000	1,050
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,250	1,258
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,000	1,003
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	3,018	3,103
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,167	1,219
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	1,793	1,836
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	19,969	19,952
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	37,877	37,016
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.358% 9/20/2036 (c)	27,789	602
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	22,371	23,433
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 4.00% 8/1/2049	1,205	1,128
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (a)	340	349
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (a)	510	519
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (a)	135	129
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (a)	175	165
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,750	4,709
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 2.98% 12/1/2050 (put 6/1/2026) (c)	1,000	999
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	130	146

88	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2031	USD300	$343
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2032	475	553
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	580	706
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2039	1,195	1,443
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	530	634
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	515	603
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	775	895
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	310	353
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2046	3,865	3,720
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, AGI, 4.00% 8/1/2051	1,000	940
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	2,670	2,710
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,276
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 4.00% 9/1/2026	150	151
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	1,295	1,311
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2032	245	252
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2033	115	118
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2034	995	1,024
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	470	483
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2035	525	538
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2036	505	517
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2037	700	715
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2038	640	653
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	1,007
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	6,115	5,697
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2047	1,990	1,991
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2049	2,985	2,784
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 9/1/2049	995	999
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2050	11,135	10,345
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2051	2,985	2,985
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2054	12,105	11,084
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM, 4.00% 9/1/2054	5,960	5,457
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	995	997
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2035	1,125	1,179
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2039	1,095	1,125
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2032	415	445
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2033	880	938
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2034	945	1,001
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2035	1,020	1,074
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2036	840	878
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2037	1,170	1,216
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2038	1,255	1,299
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2039	1,340	1,379
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2040	1,435	1,467
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2041	1,535	1,558
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2047	5,000	4,836
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2041	3,000	3,021
La Mesa-Spring Valley School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 4.00% 8/1/2046	935	905

American Funds Tax-Exempt Income Funds	89

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2039	USD1,000	$1,031
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2041	675	685
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2047	2,915	2,811
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2046	1,000	1,015
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	6,000	6,037
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	4,850	4,196
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,000	6,012
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	3,300	2,267
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	10,160	8,042
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037	1,000	959
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038	1,405	1,316
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039	1,000	919
Long Beach Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2016 Election, Series 2023-C, 4.00% 8/1/2050	7,140	6,863
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	23,955	26,028
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 5/15/2042	3,900	3,990
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2029	1,040	1,132
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2029	2,480	2,700
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2030	5,230	5,750
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 7/1/2033	1,100	1,174
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	755	861
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2033	1,100	1,265
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,500	5,218
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2034	2,415	2,829
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	1,400	1,640
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2034	9,725	11,389
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	1,000	1,136
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2035	4,620	5,331
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,515	6,412
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2035	10,000	11,791
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,000	1,065
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,500	1,680
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	3,620	4,114
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,130	3,583
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	2,500	2,862
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2036	5,000	5,841
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,120	1,253
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	500	563
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	485	550
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2037	4,830	5,583
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	500	545
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	3,065	3,429
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	3,500	3,941
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2039	1,130	1,210
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	565	613
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,000	1,085
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,140	1,276
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	4,225	4,731
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2039	1,000	1,137
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2039	8,570	9,760
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,160	1,255
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,880	4,251
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,175	2,368
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	8,400	9,369
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2040	18,000	20,412
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	1,910	2,165
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	515	552

90	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	USD1,080	$1,166
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	2,000	2,196
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,725	1,904
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	12,000	13,439
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	605	647
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2042	755	819
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2042	1,240	1,352
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	3,510	3,843
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2042	1,125	1,226
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2042	530	585
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	17,555	19,386
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	2,000	2,208
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2043	495	537
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2043	1,000	1,092
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	1,665	1,818
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	725	774
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	745	798
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	1,820	1,970
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	1,340	1,439
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	2,000	2,147
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	875	958
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2046	795	838
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2046	4,000	4,250
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	525	569
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2047	4,000	4,225
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	9,000	9,405
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,270	3,389
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	2,425	2,517
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	2,145	2,202
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2052	14,000	14,516
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	4,500	4,631
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,230	2,314
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	3,050	3,190
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	1,655	1,713
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2055	15,915	16,441
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,160	3,326
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2029	1,150	1,252
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-A, 5.00% 1/1/2030	2,790	3,035
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2033	1,015	1,177
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	2,905	3,350
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	710	825
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	210	246
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	1,800	2,093
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	240	283
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	515	572
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2036	505	565
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	3,725	4,264
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	3,785	4,363
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,350	1,489
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	2,500	2,854
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	548
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	5,410	5,909
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	3,000	3,339
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,670	5,260
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2040	3,655	3,980
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	1,380	1,512
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	770	845
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2041	550	610
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	1,410	1,504
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	1,585	1,731
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2044	395	422
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	1,535	1,668
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,000	2,147

American Funds Tax-Exempt Income Funds	91

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	USD1,000	$1,038
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	4,405	4,585
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	4,655	4,845
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	500	513
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	1,745	1,792
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	3,500	3,661
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	825	849
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	1,335	1,405
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034	335	361
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	500	538
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036	570	611
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037	615	657
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	830	866
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	1,190	1,212
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	590	597
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 3.00% 7/1/2038	2,885	2,807
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2042	1,000	1,145
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2049	10,000	10,655
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029	1,770	1,880
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053	1,315	1,321
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2026	1,440	1,462
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2029	1,260	1,281
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2031	250	254
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, NATL, 5.00% 9/1/2033	345	350
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,370	3,245
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052	3,110	2,995
Morongo Band of Mission Indians (The), Econ. Dev. Rev. Bonds, Series 2018-A, 5.00% 10/1/2042 (a)	2,565	2,604
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (a)	7,525	7,638
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	750	746
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035	1,040	1,042
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	290	287
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	410	401
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	335	329
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	4,770	4,798
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	2,495	2,645
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.326% 11/20/2040 (c)	1,467	1,468
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.537% 2/20/2041 (c)	39,730	37,600
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (a)	1,500	1,505
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	2,000	1,938
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 3.00% 2/1/2046	2,195	1,740
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	2,500	1,931
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	10,560	7,788
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	850	851
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	3,750	3,758

92	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	USD4,590	$4,606
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	55	57
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	170	172
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	565	535
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	1,055	864
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	17,515	12,529
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	1,735	1,126
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2044	2,150	2,212
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2049	6,410	6,453
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	6,520	6,545
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	615	576
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	6,695	4,990
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	1,490	1,082
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2037	1,755	1,836
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM, 5.00% 5/15/2039	1,535	1,598
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	825	836
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	1,875	1,899
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028	3,320	3,361
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031	1,915	1,936
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032	1,175	1,187
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2032	1,000	1,015
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.924% 7/20/2039 (c)	36,353	35,840
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	9,970	10,721
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.348% 7/1/2027 (c)	5,525	5,539
Norwalk La Mirada Unified School Dist., GO Bonds, 2014 Election, Series 2014, 4.00% 8/1/2048	650	620
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2034	285	335
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.00% 8/1/2036	465	537
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	880	941
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	2,180	2,081
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052	3,425	2,950
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	3,250	2,832
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	4,025	3,490
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034	730	731
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,915	2,919
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041	1,250	1,256
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	2,880	2,982
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042	5,000	5,075
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047	6,000	6,023
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	540	577
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,780	1,862
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,730	1,757

American Funds Tax-Exempt Income Funds	93

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	USD1,530	$1,546
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.25% 8/15/2043	1,350	1,424
Palm Springs Unified School Dist., GO Bonds, 2016 Election, Series 2024-B, 4.00% 8/1/2049	500	479
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, NATL, 5.00% 9/1/2030	250	254
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,250	2,300
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	7,000	6,432
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2030	15,520	13,292
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,472
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2040	1,000	566
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	375	201
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2043	1,000	475
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2044	1,350	604
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2045	1,400	589
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045	5,265	5,266
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	650	651
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2033	2,885	2,890
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,260	1,262
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2035	3,175	3,180
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2041	3,725	3,728
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2030	1,905	1,937
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	2,035	2,068
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2032	2,180	2,215
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2033	960	975
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033	500	504
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	1,910	1,932
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	1,000	1,054
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	1,240	1,310
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,500	1,669
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032	1,300	1,486
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035	795	897
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2035	1,275	1,520
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2036	1,120	1,284
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027	425	427
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028	1,185	1,191
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030	1,390	1,396
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,115	1,145
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	1,255	1,263
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,445	1,452
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,500	1,522
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,310	440
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	1,490	449
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051	2,775	2,531
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,030	1,069
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2035	425	307
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2036	500	341
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2026	335	340

94	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2033	USD310	$315
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2034	1,000	1,015
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	260	268
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	340	355
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	420	445
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	510	544
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	600	642
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	700	754
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2033	400	433
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	460	498
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	531
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.50% 9/1/2040	435	441
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	185	179
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	600	592
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	730	727
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,005	1,992
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,300	2,246
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	370	364
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,740	3,664
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	23,615	17,900
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036	1,070	1,054
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	4,725	4,129
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050	4,000	3,517
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	565
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	2,445	2,633
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	6,425	6,601
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	4,000	4,044
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	2,020
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040	1,960	1,990
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,645	1,649
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.266% 6/1/2034 (c)	6,000	5,904
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	8,580	9,036
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	11,965	12,601
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	3,000	3,136
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	7,000	7,313
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2029	585	641

American Funds Tax-Exempt Income Funds	95

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	USD10,500	$10,598
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046	1,175	1,146
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052	3,235	3,047
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	675	697
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	510	523
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	3,075	2,561
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.25% 9/1/2048 (a)	965	985
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	925	991
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2043 (a)	900	889
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	2,000	1,901
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-E, 5.25% 11/1/2055	12,485	13,458
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	775	833
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	805	815
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	3,500	3,034
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (a)	1,220	1,279
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	1,185	1,008
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	410	435
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	800	837
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	655	685
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039	3,540	3,559
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	3,130	3,138
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	1,000	970
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	1,920	2,052
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	3,600	3,647
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	5,300	5,327
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2024, 4.00% 8/1/2049	1,000	950
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	1,930	2,039
San Marcos Unified School Dist., GO Rev. Ref. Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2050	1,000	1,083
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2028	400	404
San Ysidro School Dist., GO Bonds, 2020 Election, Series 2025-C, BAM, 5.00% 8/1/2047	4,435	4,744
San Ysidro School Dist., GO Bonds, 2020 Election, Series 2025-C, BAM, 5.00% 8/1/2048	3,755	4,004
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2043	10,000	11,104
San Ysidro School Dist., GO Rev. Ref. Bonds, Series 2025-A, BAM, 5.00% 8/1/2044	4,695	5,142
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2049	4,000	4,011
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, AGI, 5.00% 6/1/2052	295	295
Santa Barbara Community College Dist., GO Bonds, CAB, 2024 Election, Series 2025-A, 0% 8/1/2046	1,000	369
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040 (a)	3,035	2,921
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045 (a)	4,110	3,642
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	2,220	1,934
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	2,410	2,014

96	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035	USD1,725	$1,739
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036	1,780	1,793
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041	3,720	3,736
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046	4,740	4,747
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	305	290
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	2,500	2,516
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	1,000	1,162
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2033	850	987
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2043	1,395	1,564
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2045	1,345	1,478
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,750	2,841
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	3,765	3,898
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	3,000	3,011
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	6,850	6,906
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	890	936
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2028	335	349
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	250
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037	1,200	1,132
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	5,585	4,297
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	1,285	828
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,745	4,111
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	750	643
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (a)	40,600	47,779
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	750	752
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	150	161
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2044	2,000	2,084
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	5,605	5,721
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2054	12,420	12,616
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	985	1,020
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2039	4,055	4,129
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2051	1,000	750
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 3.00% 5/15/2054	1,000	730
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,235	1,086

American Funds Tax-Exempt Income Funds	97

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD2,045	$1,726
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM, 5.00% 10/1/2032	1,245	1,248
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	1,690	1,774
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	815	815
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,575	1,555
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	454
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,305	1,142
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	715	720
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	665	678
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2032	2,655	2,655
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 3.00% 8/1/2033	1,380	1,379
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,005
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041	4,000	4,061
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	6,755	6,811
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2026	1,285	1,286
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	1,265	1,266
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM, 5.00% 9/1/2038	2,155	2,158
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	5,750	2,925
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	15,910	17,902
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	8,385	10,156
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	6,040	7,028
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	8,190	10,194
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	2,750	3,328
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	1,845	1,740
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 5/15/2047	17,360	17,411
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2040	1,905	1,955
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, AGI, 4.00% 12/1/2042	1,575	1,590
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2023-C, AGI, 5.00% 8/1/2041	1,700	1,885
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2023-C, AGI, 5.00% 8/1/2042	1,000	1,096
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	490	470
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2023-C, AGI, 5.00% 8/1/2051	2,500	2,613
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2036	1,420	1,685
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	9,035	10,279
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2043	2,000	2,234
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	5	6
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2049	340	364
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2032	565	658
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026	1,000	1,004
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026	600	607
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026	1,950	1,980
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027	950	983
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	320	332
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	140	147
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038	825	893
Walnut Valley Unified School Dist., GO Bonds, CAB, 2007 Election, Series 2011-B, BAM, 0% 8/1/2036	5,655	3,884
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, BAM, 5.00% 8/1/2042	1,700	1,892
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, BAM, 5.00% 8/1/2044	1,180	1,285
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2021-A-1, AGI, 3.00% 8/1/2046	3,500	2,799

98	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	USD350	$356
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028	550	559
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031	675	686
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,400	1,406
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	1,455	1,461
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034	1,165	1,179
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044	1,105	1,114
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036	1,635	1,677
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	3,645	3,574
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046	2,000	1,793
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050	4,815	4,202
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041	2,360	2,280
		2,263,019
Colorado 1.92%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	970	974
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018-A, 5.375% 12/1/2048	2,250	2,217
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 3.25% 12/1/2029 (a)	590	568
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	2,000	1,958
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. GO and Improvement Bonds, Series 2019, 5.25% 12/1/2048	4,913	4,780
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2026	195	199
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2026	270	276
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2027	200	208
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2027	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2028	210	223
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2028	260	265
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2029	210	227
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2029	125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2030	215	234
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2030	250	255
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2031	230	250
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 5.00% 12/15/2031	135	138

American Funds Tax-Exempt Income Funds	99

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2033	USD255	$275
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2034	285	306
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, AGI, 5.00% 12/1/2035	100	107
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax GO and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, AGI, 3.25% 12/15/2050	1,050	902
City of Aurora, Gardens at East Iliff Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,000	940
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	5,478	5,193
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027	300	298
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,275	1,284
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	200	201
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	5,255	5,107
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	1,000	758
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048	11,500	11,221
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM, 5.00% 12/1/2042	1,480	1,579
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026	1,970	1,966
Certs. of Part., Series 2021-A, 4.00% 12/15/2036	1,500	1,575
Certs. of Part., Series 2021-A, 3.00% 12/15/2037	9,065	8,545
Certs. of Part., Series 2021-A, 4.00% 12/15/2038	1,000	1,030
Certs. of Part., Series 2021-A, 4.00% 12/15/2039	1,500	1,527
Certs. of Part., Series 2021-A, 4.00% 12/15/2040	1,500	1,523
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2043	800	854
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	480	507
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	1,410	1,483
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	3,100	3,115
City and County of Denver, Airport System Rev. Bonds, Series 2023-A, 5.00% 11/15/2043	3,500	3,790
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2033	2,000	1,485
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	2,000	1,421
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033	3,000	3,118
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2012-B, 4.00% 11/15/2043	7,240	7,240
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	8,000	8,121
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-B, 5.25% 11/15/2053	5,000	5,249
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, NATL, 5.00% 12/1/2029	1,510	1,540
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2039	1,735	1,898
City and County of Denver, School Dist. No. 1, GO Bonds, Series 2025-C, 5.50% 12/1/2049	3,710	4,065
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	7,270	5,889
City and County of Denver, Water Rev. Bonds, Series 2021-A, 2.00% 12/15/2045	1,000	646
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2040	1,675	1,901
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2041	2,750	3,105
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	320	321
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	1,545	1,546
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 5.00% 12/1/2039	500	537
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.375% 12/1/2044	1,000	980
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	1,590	1,535
E-470 Public Highway Auth., Rev. Bonds, Series 2024-B, 3.188% 9/1/2039 (put 9/1/2026) (c)	4,440	4,433
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,560	1,749
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, NATL, 0% 9/1/2027	3,250	3,126
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2000-B, NATL, 0% 9/1/2030	9,295	8,241
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2010-A, AGI, 0% 9/1/2035	14,760	11,015
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,665

100	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	USD1,165	$1,137
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	65	60
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	200	164
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	255	199
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	5,380	5,366
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	105	107
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2027	110	115
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2029	150	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2030	150	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2031	155	168
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2032	175	189
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2033	185	199
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2034	200	214
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 12/1/2035	215	229
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, AGI, 4.00% 12/1/2039	1,750	1,761
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	385	399
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	2,400	2,432
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032 (preref. 6/1/2027)	3,460	3,580
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)	2,020	2,090
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	1,500	1,385
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2019-B, 5.00% 11/15/2049 (put 11/19/2026)	2,270	2,316
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,500	4,672
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	2,700	2,754
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	2,130	2,139
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	405	411
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050 (preref. 9/1/2030)	2,310	2,475
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	1,401	112
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049	1,995	1,543
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040	1,500	1,483
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	13,660	11,461
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	8,800	8,761
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	6,850	6,728
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	13,440	13,232
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044	1,340	1,412
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052	1,600	1,454
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054	12,350	12,612
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,314	105
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	2,750	2,751
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	7,000	7,080

American Funds Tax-Exempt Income Funds	101

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 1/1/2032	USD4,000	$4,374
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040	7,785	7,827
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2041	2,000	2,246
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2043	1,550	1,703
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2044	1,500	1,628
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2049	5,500	5,790
Higher Education Health Sciences Facs. Certs. Of Part., Series 2024-A, 5.00% 11/1/2053	4,200	4,390
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	475	477
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	1,950	1,960
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	805	813
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,975	3,008
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	2,650	2,685
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	550	558
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049	2,225	2,262
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050	3,780	3,757
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050	6,685	6,714
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	3,985	4,013
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 5/1/2051	4,745	4,706
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	700	695
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	1,825	1,805
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	8,540	8,504
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	1,280	1,275
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	4,750	4,940
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-D, Class III, 5.75% 5/1/2053	8,825	9,386
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	9,820	10,785
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-L, Class III, 5.75% 11/1/2053	10,070	10,844
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	10,970	12,296
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	4,150	4,622
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	3,755	4,276
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-F, Class I, 6.50% 5/1/2055	840	963
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	4,655	5,243
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-M, Class I, 6.25% 11/1/2055	10,525	11,867
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050	3,750	3,754
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	1,188	1,178
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	5,365	5,133
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	1,500	1,458
Mesa County Valley School Dist. No. 51 (Grand Junction), GO Bonds, Series 2025, 5.25% 12/1/2049	1,000	1,073
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	2,572	2,573
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	3,885	3,885
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	2,615	2,768
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	14,700	17,936
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033	500	517
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	1,570	1,643
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2035	2,645	2,700
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036	1,450	1,471
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2044	800	843
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, AGI, 5.00% 12/1/2049	1,250	1,284
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	1,575	1,575
City of Thornton, Homestead Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050 (a)	975	920

102	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Rev. Ref. and Improvement Bonds, Convertible CAB, Series 2022-A, 3.375% 12/1/2052	USD4,000	$3,001
Villages at Johnstown Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	2,040	1,866
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2048	1,000	1,072
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2049	1,000	1,069
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2050	1,000	1,067
Widefield School Dist. No. 3, GO Bonds, Series 2025-B, 5.25% 12/1/2055	7,500	7,938
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	4,353	3,832
		468,529
Connecticut 0.76%
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2029	1,000	1,101
GO Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2030	1,000	1,124
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2042	800	798
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2043	500	491
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	210	216
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029	910	940
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	785	810
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037	3,210	3,294
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2040	1,000	1,016
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052	8,000	7,069
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055	3,430	2,989
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050 (a)	735	682
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2026-A, AGI, 5.50% 7/1/2051	13,445	14,405
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2030	2,265	2,283
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2031	3,000	3,023
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	3,970	3,991
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2036	2,990	3,003
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	3,750	3,534
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	25,475	26,066
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035	2,545	2,620
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036	5,880	6,008
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	3,045	3,048
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	3,085	3,045
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042	1,995	1,903
Health and Educational Facs. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2016-CT, 5.00% 12/1/2045	1,000	1,002
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032	1,565	1,566
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032	470	471
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033	405	408
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035	1,000	870
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036	4,850	4,641
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037	4,175	4,175
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	1,045	1,056
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	2,175	2,177
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044	8,000	7,970
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045	3,555	3,590
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045	690	696
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047	1,075	1,083
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	195	196
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	280	281
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	400	401
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	1,670	1,705
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	1,390	1,379
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049	5,095	5,196
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051	1,340	1,044
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,205	1,208
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-A, 5.25% 11/15/2053	11,055	11,832
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054	2,120	1,591
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	1,345	1,463

American Funds Tax-Exempt Income Funds	103

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	USD4,900	$5,462
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	5,500	5,507
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	2,966	2,991
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035	500	557
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040	2,000	2,141
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	6,640	6,728
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	11,250	11,409
		184,255
Delaware 0.16%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	280	281
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039	720	730
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049	1,800	1,679
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054	835	768
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2045 (put 10/1/2035)	3,025	3,084
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	2,625	2,632
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	9,745	10,250
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	1,480	1,622
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039	4,205	4,258
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044	5,000	4,900
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055	8,355	8,357
		38,561
District of Columbia 1.03%
GO Bonds, Series 2017-D, 5.00% 6/1/2036	7,250	7,448
GO Bonds, Series 2024-A, 5.00% 8/1/2040	1,500	1,695
GO Bonds, Series 2016-D, 5.00% 6/1/2041	3,000	3,031
GO Bonds, Series 2023-A, 5.00% 1/1/2042	1,000	1,091
GO Bonds, Series 2023-A, 5.00% 1/1/2043	5,855	6,327
GO Bonds, Series 2019-A, 5.00% 10/15/2044	2,500	2,581
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032	7,775	8,230
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033	5,110	5,398
GO Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035	3,655	3,846
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2036	5,510	5,660
GO Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037	2,500	2,564
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	2,855	2,856
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	775	806
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,760	3,711
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, FHA, 2.55% 3/1/2042	4,715	3,710
Income Tax Secured Rev. Bonds, Series 2024-A, 5.00% 10/1/2030	1,255	1,405
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	5,000	4,528
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2032	425	489
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,360	1,518
Income Tax Secured Rev. Ref. Bonds, Series 2023-A, 5.25% 5/1/2048	10,475	11,094
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2050	2,500	2,672
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036	4,705	4,513
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040	12,340	10,979
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043	3,650	3,634
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2031	1,415	1,573
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033	2,100	2,319

104	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034	USD2,005	$2,206
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2035	1,720	1,786
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2036	2,380	2,458
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039	2,020	2,059
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049	3,155	2,767
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, AGI, 0% 10/1/2037	41,230	24,756
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), CAB, Series 2010-A, 0% 10/1/2037	2,000	1,188
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2031	3,100	2,620
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2033	6,565	5,141
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2036	5,880	4,020
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2038	27,130	16,824
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, CAB, Series 2009-B, AGI, 0% 10/1/2040	23,255	12,917
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032	1,800	1,914
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, AGI, 4.00% 10/1/2053	32,970	29,068
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	2,775	2,783
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,305	1,306
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	2,090	2,041
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	4,385	4,329
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026	2,500	2,540
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,650	1,720
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, AGI, 5.50% 10/1/2028	2,485	2,618
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	4,200	4,251
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052	11,000	11,064
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	4,565	4,565
		250,619
Florida 3.48%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2025-B-1, 4.00% 10/1/2030	295	296
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	1,490	1,445
County of Alachua, Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds, Series 2025-A, AGI, 5.00% 12/1/2035	6,850	7,850
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)	2,000	2,013
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036	1,285	1,287
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028	1,135	1,170
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032	480	495
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,800	1,807
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	5,190	5,041
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	6,550	6,246
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.00% 11/1/2042	1,000	922
Balm Grove Community Dev. Dist., Special Assessment Bonds (Series 2022 Project), Series 2022, 4.125% 11/1/2051	1,000	836
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, AGI, 3.20% 5/1/2032	1,095	1,099
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, AGI, 3.00% 5/1/2052	5,600	4,113
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 2.75% 9/1/2026	700	701
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, AGI, 3.00% 9/1/2027	385	387
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029 (a)	220	204
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049 (a)	1,255	1,029

American Funds Tax-Exempt Income Funds	105

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	USD735	$683
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	390	357
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	525	526
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	11,960	10,231
Capital Trust Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (UF Health Projects), Series 2025-A, 5.00% 12/1/2035	8,405	9,648
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043	3,500	3,608
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044	31,000	32,102
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048	1,565	1,592
Central Florida Expressway Auth., Rev. Bonds, Series 2024-A, AGI, 5.00% 7/1/2054	5,000	5,206
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039	5,000	5,007
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040	3,000	3,002
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041	2,500	2,471
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042	1,550	1,584
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2020, 4.00% 5/1/2051	890	755
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds, Series 2022, 4.00% 5/1/2042	1,000	922
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.00% 5/1/2026	975	973
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.125% 5/1/2027	995	988
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.25% 5/1/2028	1,015	1,002
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.375% 5/1/2029	1,040	1,025
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 2.75% 5/1/2033	2,220	2,154
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, AGI, 3.00% 5/1/2038	2,920	2,789
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043	10,000	10,075
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	3,250	3,213
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	16,785	14,079
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2027	595	595
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2028	755	755
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2030	240	240
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	650	616
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038	2,500	2,587
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2048	3,900	3,935
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040	3,400	3,422
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	1,000	911
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	2,380	2,262
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	1,000	944
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056	1,250	1,168
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045	700	585
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2045	1,600	1,676
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.00% 8/1/2046	2,200	2,280
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	4,085	4,231
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 4.00% 2/1/2046	3,750	3,408
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,555	6,971
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2040 (preref. 6/1/2027)	1,405	1,439

106	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Board of Education, Public Education Capital Outlay Bonds, Series 2016-G, 4.00% 6/1/2042 (preref. 6/1/2027)	USD1,160	$1,188
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	175	178
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036	500	517
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046	21,365	22,174
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037	545	546
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047	910	814
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	490	501
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	810	803
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026	655	657
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030	1,150	1,154
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031	1,500	1,505
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033	1,300	1,304
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035	4,580	4,591
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036	1,380	1,383
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043	12,500	12,878
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	375	401
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029	500	548
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052	15,415	14,083
County of Hillsborough, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Riverside Apartments), Series 2026, 2.90% 12/1/2028	420	420
Housing Fin. Auth., Multi Family Rev. Bonds (Cypress Oaks Apartments), Series 2025, 3.15% 12/1/2028 (put 12/1/2027)	1,600	1,608
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	460	462
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	580	585
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	4,945	4,994
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	1,940	1,926
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	390	392
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	6,470	6,418
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	2,865	2,837
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	2,320	2,555
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	6,775	7,559
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	21,280	22,321
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	2,085	2,298
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	875	969
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	935	1,050
Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Salix on Vine), Series 2024-E, 3.80% 6/1/2042 (put 6/1/2027)	7,250	7,262
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Capri Place), Series 2026-A, 3.00% 2/1/2044 (put 8/1/2029)	340	341
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035	915	915
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026	500	508
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029	1,000	1,042
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030	3,450	3,589
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031	3,985	4,401
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032	1,830	2,085
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033	2,190	2,271
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2033	850	991
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2034	665	784
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035	4,250	4,289
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035	2,925	3,012

American Funds Tax-Exempt Income Funds	107

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036	USD7,035	$7,085
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2036	915	1,059
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037	2,000	2,011
JEA, Electric System Rev. Bonds, Series 2024-A-3, AGI, 5.00% 10/1/2037	1,050	1,210
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033	4,565	4,749
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037	1,000	1,031
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037	1,220	1,272
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,665	1,710
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038	1,000	1,027
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	850	864
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040	500	508
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 5.50% 5/1/2043	2,210	2,397
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.375% 5/1/2045	1,000	973
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, AGI, 4.625% 5/1/2054	5,000	4,803
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034	2,085	2,094
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036	1,355	1,360
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.75% 5/1/2040	525	498
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Azario Project), Series 2020-A, 3.90% 5/1/2050	765	631
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 4.00% 5/1/2049 (a)	555	468
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2030	1,710	1,799
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.00% 5/1/2035	460	484
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.50% 5/1/2040	360	385
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	605	629
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	1,560	1,607
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Villages of Lakewood Ranch South Project), Series 2016, 5.125% 5/1/2046	2,000	2,000
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2033	3,340	3,343
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	2,000	1,958
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.20% 11/15/2030 (a)	4,205	4,249
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-2, 4.45% 11/15/2031 (a)	3,000	3,047
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 4.70% 11/15/2031 (a)	4,000	4,062
LTC Ranch West Residential Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area One Project), Series 2021-A, 3.45% 5/1/2041	1,000	873
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	1,810	1,810
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2031	655	661
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM, 3.00% 5/1/2034	1,060	1,057
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	820	821
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029	805	806
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035	1,850	1,874
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2037	2,700	2,760
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040	6,955	7,016
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041	1,500	1,511
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039	6,485	6,487

108	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028	USD3,180	$3,210
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029	7,200	7,265
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030	2,000	2,003
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030	2,385	2,406
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031	2,560	2,564
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031	3,300	3,328
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034	1,000	1,008
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046	3,000	2,692
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	24,950	22,557
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Yaeger Plaza Project), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	1,000	1,006
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	4,795	4,094
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031	300	300
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036	560	559
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046	1,240	1,085
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM, 5.00% 9/1/2040	1,190	1,192
City of Miami Beach, Parking Rev. Bonds, Series 2015, 5.00% 9/1/2045	2,500	2,502
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, AGI, 5.00% 2/1/2044	5	5
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2039	2,005	2,189
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2040	1,425	1,544
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2041	1,600	1,712
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2042	1,785	1,888
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2043	1,775	1,853
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	160	160
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035	2,200	2,203
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040	3,000	3,002
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	7,950	7,951
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034	5,000	5,064
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036	3,000	3,033
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032	500	551
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036	5,345	5,480
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	24,915	23,864
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	33,335	29,292
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	2,105	2,083
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046	16,085	16,131
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046 (preref. 10/1/2026)	1,835	1,867
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2024-A, 5.00% 10/1/2036	750	876
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	12,555	13,131
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2035	8,000	9,400
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	2,415	2,822
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)	4,000	3,724
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049	1,000	883
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	5,040	5,114

American Funds Tax-Exempt Income Funds	109

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	USD5,190	$5,234
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	900	891
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	2,960	3,062
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2022, 5.125% 5/1/2051	500	481
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2037	250	286
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2038	225	255
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.50% 9/1/2039	500	564
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	3,350	3,604
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.125% 5/1/2026	355	355
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.25% 5/1/2027	370	372
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.40% 5/1/2028	380	384
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.50% 5/1/2029	385	392
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 3.875% 5/1/2033	1,705	1,751
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, AGI, 4.125% 5/1/2039	1,605	1,626
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035	265	267
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040	1,200	1,220
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043	2,000	1,990
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	3,000	2,914
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050	5,000	4,865
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	2,970	2,460
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030	1,750	1,762
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031	1,000	1,006
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032	1,000	1,006
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033	2,900	2,913
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.10% 5/1/2026	1,030	1,028
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.125% 5/1/2026	2,390	2,384
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.00% 5/1/2026	835	836
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.00% 5/1/2026	430	430
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.25% 5/1/2027	2,445	2,417
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.25% 5/1/2027	1,055	1,042
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2022-B, 2.625% 5/1/2027	745	738
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.125% 5/1/2027	1,150	1,155
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.125% 5/1/2027	440	442
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.30% 5/1/2028	1,075	1,054
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.40% 5/1/2028	2,500	2,458
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, AGI, 3.25% 5/1/2028	1,190	1,202
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, AGI, 3.25% 5/1/2028	455	460
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 2.40% 5/1/2029	1,105	1,082

110	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.50% 5/1/2029	USD2,560	$2,519
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2033	5,515	5,529
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2033	2,380	2,385
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2037	6,225	6,009
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, AGI, 3.00% 5/1/2040	4,030	3,698
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036	985	985
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	5,685	4,752
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	475	371
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,210	1,213
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	115	115
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.125% 5/1/2026	365	364
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.375% 5/1/2028	385	377
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 2.875% 5/1/2033	975	926
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, AGI, 3.00% 5/1/2038	975	867
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,125	1,095
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	559
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035	675	652
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	5,000	4,871
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,472	1,420
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	1,726	1,174
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2026	285	286
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027	275	279
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028	275	280
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029	285	290
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,050	1,051
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2036	830	564
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2038	1,000	617
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2041	1,000	526
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2045	1,850	732
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), CAB, Series 2020-A, 0% 9/1/2053	5,050	1,238
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033	1,000	1,002
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035	2,000	2,003
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040	4,555	4,560
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,500	1,501
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	16,430	14,570
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047	5,150	5,204
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042	40,550	40,416

American Funds Tax-Exempt Income Funds	111

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	USD400	$333
US Fncg. Corp., Capital Improvement Rev. Ref. Bonds (Student Housing Project), Series 2025, 5.00% 7/1/2035	1,300	1,522
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	405	406
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	360	361
Village Community Dev. Dist. No. 14, Special Assessment Rev. Bonds, Series 2022, 5.50% 5/1/2053	1,825	1,854
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 4.875% 5/1/2045	1,700	1,706
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045	2,500	2,484
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	3,690	3,596
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047	4,965	4,293
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.375% 5/1/2050	3,615	3,302
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050	13,610	11,099
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2020, 3.50% 5/1/2051 (a)	1,990	1,551
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	3,500	2,579
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	695	696
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	510	496
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	1,420	1,425
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	5,740	5,491
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,000	3,002
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	925	926
		849,159
Georgia 2.46%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2040	1,485	1,634
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2041	1,590	1,743
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2042	1,530	1,658
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	1,160	1,198
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047	3,000	3,126
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2049	7,430	7,782
City of Atlanta, Airport General Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053	3,160	3,270
City of Atlanta, Airport General Rev. Green Bonds, Series 2024-A-1, 5.00% 7/1/2054	5,000	5,186
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2041	4,340	4,399
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	7,000	7,431
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039	29,030	30,726
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2023-D, 5.00% 7/1/2044	18,500	19,812
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 7/1/2026 (escrowed to maturity)	500	505
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026 (a)	155	155
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	600	581
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	1,210	1,064

112	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	USD4,720	$3,885
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2038	5,250	5,292
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, NATL, 5.50% 11/1/2027	2,330	2,423
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2032	1,000	1,006
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	1,000	1,043
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034	1,000	1,040
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2040	15,880	15,926
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2039	850	853
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2026	450	454
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027	155	160
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028	190	201
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029	165	179
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034	1,000	1,103
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035	1,000	1,095
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036	1,000	1,026
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037	1,500	1,530
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034	1,410	1,471
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035	1,580	1,645
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036	1,230	1,281
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037	1,075	1,114
Brookhaven Dev Auth., Rev. Bonds (Children’s Healthcare of Atlanta, Inc.), Series 2019-A, 4.00% 7/1/2049	6,250	5,729
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	3,065	2,783
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	32,525	20,733
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	5,000	4,715
County of Clarke Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2016-A, 5.00% 7/1/2046	2,935	2,942
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2030	500	520
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	1,370	1,420
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.125% 4/1/2053	2,750	2,819
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036	1,500	1,537
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,089
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031	1,000	1,088
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,085
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036	1,000	1,020
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038	1,000	1,013
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039	1,000	1,009
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040	1,000	1,002
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041	1,000	998
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2049	5,325	5,496
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	6,425	6,589

American Funds Tax-Exempt Income Funds	113

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Fulton, Dev. Auth., Tech Facs. Rev. Bonds (Curran Street Residence Hall Project), Series 2024, 5.00% 6/15/2056	USD17,000	$17,510
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	3,445	3,452
GO Bonds, Series 2022-A, 5.00% 7/1/2026	3,405	3,444
GO Bonds (Tranche 1), Series 2018-A, 5.00% 7/1/2026	3,205	3,242
GO Bonds (Tranche 2), Series 2019-A, 5.00% 7/1/2026	3,400	3,439
GO Rev. Ref. Bonds, Series 2022-C, 4.00% 7/1/2026	5,710	5,753
GO Rev. Ref. Bonds, Series 2016-F, 5.00% 7/1/2026	1,200	1,214
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	1,000	1,031
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034	1,500	1,542
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036	5,405	5,537
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2044	1,845	1,978
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation XIV, LLC Project), Series 2026-B, 5.00% 1/1/2045	1,250	1,324
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030	2,250	2,254
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2034	1,125	1,198
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2035	1,250	1,327
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028	1,800	1,904
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	710	715
Housing Auth., Multi Family Housing Rev. Bonds (Cahec GA Portfolio II Project), Series 2025, 3.15% 2/1/2029 (put 2/1/2028)	2,335	2,344
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,061
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	1,140	1,158
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	2,000	2,001
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	9,085	9,623
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	5,645	6,003
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	32,100	34,401
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	30,245	32,423
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	28,875	31,231
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	26,260	28,423
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	13,400	14,371
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	32,510	35,125
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 7/1/2054 (put 7/1/2029)	3,555	3,787
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2043	1,500	1,653
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.25% 7/1/2050	1,000	1,071
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	7,335	7,654
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)	2,000	1,975
Municipal Electric Auth., General Resolution Projects Bonds, Series 2016-A, 5.00% 1/1/2028	5,500	5,559
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034	1,500	1,671
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035	1,250	1,387
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036	875	964
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034	8,250	8,644
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	720	725
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 4.00% 1/1/2051	2,345	2,068
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 5.00% 1/1/2056	8,750	8,650
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	11,250	11,253
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	4,500	4,510
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 4.00% 1/1/2040	800	806
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056	5,000	4,943
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, AGI, 5.00% 1/1/2062	2,000	2,005
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	1,320	1,194
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048	5,000	4,983

114	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063	USD800	$790
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	13,450	13,595
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032	1,450	1,542
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033	1,200	1,273
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034	13,635	15,193
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	1,855	1,959
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037	2,240	2,343
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038	2,000	2,163
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039	1,215	1,261
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044	8,460	8,588
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046	6,710	6,855
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	4,000	3,562
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051	7,000	6,174
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041	1,000	984
County of Richmond, Hospital Auth., Rev. Anticipation Certs. (University Health Services, Inc. Project), Series 2016, 5.00% 1/1/2028	1,135	1,146
Savannah Housing Auth., Multi Family Rev. Bonds (Montgomery Landing Project), Series 2025, 3.15% 7/1/2043 (put 7/1/2028)	1,975	1,986
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038	2,500	2,524
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047	1,335	1,124
		600,176
Guam 0.13%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028	665	692
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,750	1,856
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2030	600	647
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	5,000	5,095
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	1,425	1,577
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2037	1,500	1,672
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	925	1,025
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	6,510	6,356
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,000	1,070
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031	1,000	1,012
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033	1,400	1,416
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,360	1,369
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027	2,615	2,650
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048	3,245	3,264
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035	1,885	1,930
		31,631
Hawaii 0.45%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030	2,960	3,291
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2042	750	842
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	1,380	1,548
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2043	1,000	1,107
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,000	3,322
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,245	3,554
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2045	1,750	1,895
Airports System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	1,360	1,472
Airports System Rev. Bonds, Series 2025-B, 5.00% 7/1/2049	31,370	33,298
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036	3,770	3,906
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037	600	620
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038	875	900
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040	425	432
City and County of Honolulu, Multi Family Housing Rev. Bonds (Maunakea Tower Apartments), Series 2023, 5.00% 6/1/2027 (put 6/1/2026)	1,915	1,929
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030	1,725	1,743

American Funds Tax-Exempt Income Funds	115

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	USD1,000	$1,010
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2032	795	918
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033	1,650	1,666
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034	1,140	1,151
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035	2,750	2,775
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035	3,935	4,107
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036	2,100	2,158
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036	1,500	1,513
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036	2,500	2,602
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037	2,745	2,768
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037	3,270	3,398
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2037	2,800	3,282
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	2,000	1,802
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2044	2,000	1,973
City and County of Honolulu, Wastewater System Rev. Bonds (Second Bond Resolution), Series 2025-A, 5.00% 7/1/2033	1,000	1,171
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.00% 7/1/2045	1,000	1,075
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035	3,500	3,615
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037	6,190	6,332
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038	7,000	7,128
		110,303
Idaho 0.28%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2030	1,015	1,131
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042	1,115	1,137
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047	5,750	5,795
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	1,750	1,751
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,050	6,052
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	13,680	13,750
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034	400	417
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041	850	833
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046	2,720	2,483
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038	2,065	2,101
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039	3,445	3,491
Housing and Fin. Assn., Multi Family Housing Rev. Bonds (Domes Church Apartments), Series 2025, 3.35% 6/10/2050 (put 12/1/2027)	1,410	1,424
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.00% 8/15/2036	1,000	1,148
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047	5,000	5,230

116	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho (continued)
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	USD3,200	$2,991
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	1,500	1,401
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	1,300	1,315
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-C, FHA, 4.00% 1/1/2050	520	529
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	8,605	9,443
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	4,325	4,815
		67,237
Illinois 7.98%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033	3,500	3,665
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2027	5,500	5,521
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, BAM, 4.00% 6/15/2027	1,250	1,256
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	25,060	25,400
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,775	4,925
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	4,500	4,719
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	2,060	2,099
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	1,510	1,530
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,945	1,954
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	5,500	5,502
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	3,000	2,968
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	3,000	3,000
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	925	923
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	10,000	9,547
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	13,295	13,633
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	6,755	6,944
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	23,595	23,835
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	21,880	23,175
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	2,570	2,592
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	2,905	2,930
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	5,500	5,604
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2027	1,500	1,528
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2027	325	333
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	526
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	9,000	9,454
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,024
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	7,000	7,346
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2029	525	548
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	4,895	4,961
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	1,250	1,276
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC, 5.50% 12/1/2030	3,255	3,514
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2031	750	795
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034	11,840	11,923
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034	10,000	10,070

American Funds Tax-Exempt Income Funds	117

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	USD7,500	$7,416
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,240	2,215
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	4,660	4,694
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,888
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	2,000	2,000
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	31,955	29,409
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2041	22,000	23,691
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	3,375	3,047
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,330	8,882
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	10,115	10,463
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	8,585	9,092
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	1,000	965
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	5,555	5,839
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	10,225	10,280
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	18,035	17,219
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	16,215	13,257
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 2019-A, 0% 12/1/2027	415	390
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,720	6,103
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	4,915	5,186
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	9,403	8,956
City of Chicago, GO Bonds, Series 2024-A, 5.00% 1/1/2042	2,175	2,205
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	1,030	1,128
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	12,285	12,863
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	3,000	2,926
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	210	178
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	3,445	3,717
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032	2,000	2,075
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036	1,250	1,290
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038	6,150	6,349
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 4.00% 1/1/2044	4,305	4,124
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052	5,000	5,008
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053	16,375	16,456
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2032	5,000	5,662
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-D, 5.00% 1/1/2034	1,000	1,161
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044	3,975	3,808
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC, 5.25% 3/1/2026	4,175	4,183
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC, 5.25% 3/1/2027	1,000	1,026
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	17,135	16,956
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 2019-A, 0% 12/1/2026	3,700	3,599
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	5,305	4,647

118	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	USD6,320	$5,114
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	4,000	3,237
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026 (a)	447	442
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027 (a)	683	671
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028 (a)	973	952
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029 (a)	1,196	1,169
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030 (a)	938	916
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031 (a)	1,355	1,316
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032 (a)	739	717
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028	3,900	4,093
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2046	13,000	13,029
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049	7,645	6,717
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	30,750	30,753
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, AGI, 5.00% 12/1/2051	11,500	11,524
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	5,500	5,535
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,000	1,696
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	26,855	26,955
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	2,135	2,215
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	2,845	2,948
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, AGI, 5.50% 1/1/2030	640	683
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031	2,500	2,556
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032	6,600	6,744
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034	8,000	8,161
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2034	3,975	4,467
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2036	500	555
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2037	1,250	1,379
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038	2,915	2,960
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2038	1,570	1,722
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 1/1/2039	4,000	4,366
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2040	1,000	1,104
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2041	995	1,088
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2042	1,500	1,626
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2043	2,000	2,145
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM, 5.00% 1/1/2044	1,220	1,295
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047	21,165	21,194
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	500	439
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, AGI, 5.25% 1/1/2053	11,135	11,569
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2027	2,930	2,851
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, NATL, 0% 1/1/2028	4,665	4,402
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026	2,125	2,164
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	4,000	4,068
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	5,485	5,585
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030	3,100	3,157
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2030	1,810	1,999
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2040	2,000	2,209
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2041	5,500	6,009
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2042	6,750	7,299
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2043	6,645	7,102
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2044	8,000	8,475
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.25% 11/1/2053	1,000	1,033
City of Chicago, Water Rev. Bonds, Series 2023-A, AGI, 5.00% 11/1/2058	3,340	3,424
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2035	2,295	2,368
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2035	680	754

American Funds Tax-Exempt Income Funds	119

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036	USD1,200	$1,240
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2036	3,500	3,604
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2036	2,000	2,204
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2037	2,895	2,975
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2037	1,005	1,101
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2038	2,750	2,998
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 11/1/2039	1,350	1,464
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.50% 6/1/2026	4,300	4,343
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2000-A, NATL, 6.50% 7/1/2026	5,555	5,647
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2029	15,000	16,298
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2001-A, NATL, 6.00% 7/1/2031	8,785	9,842
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-B, FGIC-NATL, 5.75% 6/1/2033	9,630	10,823
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2003-A, FGIC-NATL, 6.00% 7/1/2033	17,820	20,717
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	19,960	23,025
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	9,015	9,106
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027	5,000	5,172
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	9,635	9,692
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2027	6,830	6,953
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2030	1,350	1,374
County of Cook, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031	6,000	6,098
County of Cook, GO Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034	1,000	1,012
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032	7,645	7,980
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033	5,000	5,203
County of Cook, Sales Tax Rev. Bonds, Series 2018, 4.00% 11/15/2037	2,170	2,190
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045	1,000	1,058
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032	580	624
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037	780	824
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038	760	800
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044	3,250	3,330
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049	6,455	6,548
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051	1,000	1,012
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,000	1,012
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030	1,640	1,724
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030	2,625	2,630
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038	3,850	3,851
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033	2,155	2,204
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2033 (preref. 2/15/2027)	345	354
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034	1,575	1,610
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	320	329
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029	2,000	2,050
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030	1,000	1,014
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032	1,000	1,013
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033	1,150	1,164
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034	1,310	1,326
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	1,000	1,005
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)	3,000	3,072

120	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)	USD5,100	$5,222
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)	5,000	5,120
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)	3,000	3,072
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	5,000	5,120
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)	1,500	1,536
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	1,984	60
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2026	3,000	3,026
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027	2,990	3,016
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	2,000	2,011
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2036	2,420	2,433
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	5,000	5,044
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	26,330	26,559
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039	6,000	6,009
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,000	2,972
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	5,540	4,383
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2032 (preref. 7/1/2026)	1,200	1,213
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2033 (preref. 7/1/2026)	1,425	1,441
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2034 (preref. 7/1/2026)	3,240	3,275
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 7/1/2037 (preref. 7/1/2026)	4,020	4,048
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042	5,800	5,927
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047	8,485	7,604
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028	2,450	2,466
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039	5,330	4,763
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	5,000	3,454
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027	4,015	4,068
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	3,250	3,293
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030	850	877
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,460	1,479
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,750	1,772
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	400	391
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.98% 5/1/2042 (put 5/1/2026) (c)	400	400
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045	4,335	3,832
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	4,645	3,895
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030	3,615	3,703
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031	3,000	3,073
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	740	753
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rush University For Health), Series 2025-A, 5.00% 11/15/2035	20,320	23,471
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	4,320	4,354
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039	4,620	4,640
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045	20,025	20,047
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	20,450	15,628
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)	3,395	3,747
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025-B-1, 4.10% 5/1/2031	4,670	4,695
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 4.00% 8/15/2041	2,885	2,798
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039	1,000	1,136
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2044	1,300	1,412
Fin. Auth., Rev. Bonds (University of Chicago), Series 2023-A, 5.25% 5/15/2048	6,360	6,684
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036	2,000	2,197
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037	9,900	10,149
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039	2,500	2,535
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040	6,500	6,579
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	680	738
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	1,000	1,025
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035	5,400	5,521
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 8/15/2037	2,000	2,006
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026	585	585
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027	1,095	1,090
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	1,075	982
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030	1,000	1,014
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035	1,000	1,011
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040	7,500	7,420

American Funds Tax-Exempt Income Funds	121

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2031 (preref. 7/1/2026)	USD1,075	$1,087
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034	3,000	3,340
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038	3,605	3,658
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	4,505	4,535
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	8,915	7,966
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031	2,500	2,504
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032	3,500	3,505
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034	2,600	2,603
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	1,000	1,001
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,549
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	11,250	11,250
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 12/1/2027	3,585	3,605
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2028	335	337
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2029	310	312
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032	1,600	1,632
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	1,460	1,395
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)	11,000	10,763
GO Bonds, Series 2022-A, 5.00% 3/1/2026	3,290	3,296
GO Bonds, Series 2024-B, 5.00% 5/1/2026	1,190	1,197
GO Bonds, Series 2017-D, 5.00% 11/1/2026	17,280	17,596
GO Bonds, Series 2017-C, 5.00% 11/1/2029	6,550	6,809
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	3,158	3,201
GO Bonds, Series 2016, 5.00% 1/1/2030	4,200	4,209
GO Bonds, Series 2020, 5.50% 5/1/2030	6,235	6,708
GO Bonds, Series 2021-B, 4.00% 1/1/2033 (a)	2,913	2,924
GO Bonds, Series 2016, 5.00% 1/1/2033	1,455	1,457
GO Bonds, Series 2017-A, 5.00% 12/1/2036	7,500	7,712
GO Bonds, Series 2020-C, 4.00% 10/1/2037	2,250	2,259
GO Bonds, Series 2016, 5.00% 11/1/2037	3,500	3,538
GO Bonds, Series 2016, 5.00% 11/1/2038	6,500	6,565
GO Bonds, Series 2019-B, 4.00% 11/1/2039	5,155	5,068
GO Bonds, Series 2021-B, 3.00% 12/1/2041	3,000	2,479
GO Bonds, Series 2024-B, 5.25% 5/1/2044	2,500	2,662
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,000	926
GO Bonds, Series 2024-B, 5.25% 5/1/2045	2,000	2,106
GO Bonds, Series 2024-B, 5.25% 5/1/2047	2,620	2,722
GO Bonds, Series 2025-F, 5.25% 9/1/2047	11,980	12,483
GO Bonds, Series 2024-B, 5.25% 5/1/2048	1,840	1,904
GO Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026	1,000	1,000
GO Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026	1,805	1,809
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2029	2,055	2,198
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,245	2,488
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046	1,040	1,040
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	4,285	4,321
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043	460	404
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	7,315	7,244
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2025, 3.15% 7/1/2029 (put 8/1/2028)	355	357
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Lakeside Tower), Series 2025-B, 3.15% 8/1/2029 (put 8/1/2028)	440	442
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	30	30
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048	1,270	1,275
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	1,860	1,881
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050	6,780	6,817
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050	10,330	10,386
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	9,790	9,714
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	2,365	2,345
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	11,815	11,701
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052	8,580	9,218
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	990	1,075
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	10,820	12,123
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	6,005	6,570

122	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	USD1,545	$1,685
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	7,020	7,878
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	2,165	2,393
Housing Dev. Auth., Rev. Bonds, Series 2025-G, 6.25% 4/1/2056	3,400	3,917
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	10,365	11,668
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, AGI, 5.00% 4/1/2026	2,000	2,008
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2028	735	773
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2029	1,840	1,938
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2030	930	979
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2030	1,390	1,464
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2032	1,000	1,047
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2034	1,000	1,042
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2036	250	259
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2038	425	439
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2043	1,300	1,392
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2044	1,300	1,374
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.00% 1/1/2045	1,575	1,648
City of Joliet, Waterworks and Sewerage Rev. Bonds, Green Bonds, Series 2025, BAM, 5.25% 1/1/2050	10,000	10,401
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	1,220	1,083
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	5,150	3,390
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	6,310	5,884
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, AGI, 0% 12/15/2029	10,000	8,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2031	6,010	5,091
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,625	2,853
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	15,000	11,356
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	3,000	2,225
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	8,435	5,973
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045	1,000	1,000
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027	550	551
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028	1,500	1,558
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-A, 5.00% 6/15/2029	4,000	4,151
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	1,690	1,691
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	8,315	8,096
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045	1,400	1,415
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,000	1,761
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	9,630	8,286

American Funds Tax-Exempt Income Funds	123

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 6/15/2050	USD4,000	$3,540
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,935	9,926
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	3,050	2,585
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,475	1,462
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	6,605	6,457
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2026	6,040	5,982
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2035	2,760	1,955
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2036	1,350	933
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	2,375	1,602
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	585	376
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2038	2,540	1,596
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2038	2,500	1,533
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	15,000	6,660
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	8,500	2,052
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, 0% 12/15/2056	2,160	446
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, AGI, 0% 12/15/2056	25,000	5,404
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2026	650	652
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2028	625	654
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2029	410	438
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2030	450	489
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2031	500	543
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2032	1,225	1,318
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2033	2,270	2,433
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 5.00% 4/1/2034	1,560	1,664
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2035	1,000	1,020
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2037	1,140	1,152
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	1,000	1,008
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	495	497
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	1,000	1,000
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	1,000	989
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	460	456
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2036	1,295	1,374

124	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM, 5.00% 1/1/2037	USD1,280	$1,351
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2039	4,630	4,641
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	4,630	5,155
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035	1,250	1,397
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2036	20,000	22,702
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	6,755	7,597
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	8,500	9,482
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039	3,000	3,162
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	5,000	5,445
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	15,340	16,513
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	1,500	1,613
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2044	5,550	5,858
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	5,000	5,215
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	3,890	4,073
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	14,190	14,652
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.00% 6/15/2027	1,025	1,027
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM, 5.00% 6/15/2029	5,880	6,280
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030	1,000	1,055
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	4,755	4,829
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	3,500	3,554
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033	5,000	5,050
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034	1,000	1,002
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035	3,055	3,083
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036	2,000	2,003
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036	2,000	2,017
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037	1,500	1,502
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037	1,900	1,915
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038	4,000	4,139
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039	5,745	5,838
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040	7,500	7,509
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040	3,500	3,504
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040	1,000	1,076
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041	22,580	22,708
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2042	7,750	7,923
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044	2,000	1,909
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	5,500	5,671
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2044	14,865	15,931
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045	13,465	14,049
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045	5,800	6,254
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 1/1/2046	4,370	3,978
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	5,000	5,747
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	5,725	6,529
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, BAM, Series 2021-A, 3.00% 4/1/2036	2,355	2,261
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2026	1,960	1,968
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2032	2,930	2,934
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021-A, BAM, 3.00% 4/1/2033	3,295	3,297
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2033	4,535	4,541
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	5,000	5,005
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, AGI, 4.00% 4/1/2036	5,500	5,504
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2042	5,000	5,527
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2044	2,795	3,021
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	2,726	2,726
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.00% 3/1/2026	863	863

American Funds Tax-Exempt Income Funds	125

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2026	USD1,281	$1,281
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.25% 3/1/2027	1,349	1,349
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	990	991
		1,947,026
Indiana 1.37%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 11/1/2041	12,300	12,316
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051	15,250	15,264
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2042	10,500	11,476
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	25,000	26,981
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	15,900	17,360
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2045	5,000	5,392
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	13,190	14,881
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-2, 5.00% 10/1/2063 (put 10/1/2031)	11,550	12,870
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034	725	749
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038	2,045	1,967
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039	1,820	1,729
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	8,005	6,993
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045	10,000	8,885
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	15,000	12,839
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 4.00% 12/1/2040	3,500	3,461
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	2,750	2,714
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	6,275	6,498
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	1,790	1,732
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,140	3,107
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2038	10,000	11,331
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2041	3,000	3,310
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	4,795	5,171
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	420	423
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	4,380	4,388
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	2,835	2,731
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	2,545	2,426
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2027	1,000	1,010
Fin. Auth., Utility Rev. Bonds (Citizens Wastewater of Westfield Project), Series 2024-A, 5.25% 10/1/2044	8,000	8,696
Fin. Auth., Utility Rev. Bonds (Citizens Water of Westfield Project), Series 2024-A, 5.25% 10/1/2044	13,000	14,131
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039	2,000	1,826
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2023-A, 5.00% 10/1/2039	1,075	1,201
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2041	1,500	1,676
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2044	3,020	3,260
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 4.00% 10/1/2046 (preref. 10/1/2031)	2,000	1,860
County of Hamilton, Westfield Washington Multi School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2024-A, BAM, 5.25% 7/15/2043	2,000	2,179
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035	2,665	2,282
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049	1,150	1,152
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	1,710	1,720
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	990	981
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051	2,060	2,043
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,210	2,184
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052	7,765	7,674
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	975	1,016
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034	1,170	1,269
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035	1,230	1,330

126	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036	USD1,295	$1,394
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037	1,355	1,452
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044	5,100	5,268
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2048	2,000	2,059
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050	28,785	26,664
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2053	4,500	4,591
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053	1,000	1,050
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	33,950	36,123
		333,085
Iowa 0.28%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033	8,650	8,653
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	165	167
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047	1,515	1,500
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 1/1/2047	685	685
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047	480	482
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	620	633
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	455	457
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050	1,605	1,613
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	4,120	4,083
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052	2,935	3,142
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2023-G, 6.25% 7/1/2053	4,315	4,752
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	26,950	27,271
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035	2,000	2,035
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037	2,900	2,897
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039	2,145	2,104
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	28,020	4,002
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	7,000	4,943
		69,419
Kansas 0.08%
Dev. Fin. Auth., Multi Family Rev. Bonds (Seasons), Series 2025-F, 2.95% 9/1/2059 (put 9/1/2027)	1,000	1,002
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2042	2,000	2,115
Ellis County Unified School Dist. No. 489, GO Rev. Ref. and Improvement Bonds, Series 2022-B, AGI, 5.00% 9/1/2047	2,750	2,825
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-B-1, 4.20% 6/1/2032	1,065	1,070
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)	3,245	3,335
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	505	502
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	7,355	7,472
		18,321
Kentucky 1.32%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	4,120	4,123
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035	465	467
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	1,100	1,035

American Funds Tax-Exempt Income Funds	127

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	USD3,450	$3,519
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046	6,315	6,373
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 4.00% 12/1/2041	1,000	1,000
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	11,700	11,820
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2047	2,965	2,966
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,255	1,257
Housing Corp., Multi Family Housing Rev. Bonds (Meadows at Mcneely Lake Apartments), Series 2025, 3.15% 5/1/2030 (put 5/1/2029)	2,750	2,765
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	2,720	3,051
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	1,780	1,961
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	2,255	2,502
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.125% 1/1/2049	2,000	1,882
Kenton County Airport Board, International Airport Rev. Bonds, Series 2024-B, 4.25% 1/1/2054	1,850	1,723
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	4,085	4,146
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,000	1,013
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	4,280	4,284
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036	11,800	11,809
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037	2,500	2,642
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038	2,300	2,423
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040	1,505	1,467
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	2,500	2,009
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)	8,135	8,728
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047	7,500	7,535
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052	3,630	3,554
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,250	1,107
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2028	1,500	1,524
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2032	2,610	2,645
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2033	2,185	2,213
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 12/1/2050 (put 6/1/2026)	4,730	4,767
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	41,470	41,821
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	11,695	12,394
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	31,500	34,176
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	36,320	39,273
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	61,295	66,074
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	1,235	1,315
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	3,335	3,095
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	15,910	14,408
		320,866
Louisiana 0.85%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035	1,340	1,362
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	2,265	2,478
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034	1,150	1,217
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037	1,000	1,013

128	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040	USD1,625	$1,685
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041	1,710	1,770
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2026	6,000	6,054
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, AGI, 5.00% 8/1/2029	1,000	1,083
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	18,305	17,381
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033	1,790	1,919
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034	1,500	1,605
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045	14,500	14,120
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2035	2,000	2,306
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	1,420	1,457
Housing Corp., Multi Family Housing Rev. Bonds (BW Cooper Senior Project), Series 2025, 3.20% 8/1/2029 (put 8/1/2028)	155	156
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	3,240	3,256
Housing Corp., Multi Family Housing Rev. Bonds (NSA East Bank Apartments Project), Series 2025, FHA, 3.15% 4/1/2030 (put 4/1/2029)	3,255	3,276
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	905	985
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, AGI, 5.00% 12/1/2026	1,000	1,022
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, AGI, 4.00% 12/1/2037	3,000	3,061
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, AGI, 5.00% 8/1/2030	2,000	2,061
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036	115	129
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	3,130	3,397
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030	1,100	1,040
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	54,340	47,766
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM, 5.00% 10/1/2028	725	772
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2030	3,940	4,071
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2032	4,580	4,717
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2033	4,620	4,752
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2034	4,895	5,028
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2036	4,680	4,787
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2043	1,250	1,264
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	850	966
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	150	169
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,250	1,396
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2034	2,000	2,216
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, AGI, 5.00% 1/1/2035	1,500	1,653
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045	1,500	1,531
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050	2,400	2,113
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	4,970	4,975
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	1,000	995
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057	8,395	8,246
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046	1,100	1,096
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,320	4,272

American Funds Tax-Exempt Income Funds	129

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	USD10,670	$10,531
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	1,915	1,934
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-B, 5.50% 5/15/2032 (preref. 5/15/2026)	330	333
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034 (preref. 5/15/2026)	10	10
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047	4,000	4,001
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2025-A, 5.50% 5/15/2055	5,000	5,272
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	1,400	1,430
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 6/1/2037 (put 7/1/2026)	8,430	8,408
		208,542
Maine 0.11%
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035	1,750	1,482
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.15% 11/15/2040	1,000	778
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.05% 11/15/2041	1,185	861
Housing Auth., Mortgage Purchase Bonds, Series 2018-A, 3.90% 11/15/2043	1,460	1,432
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.15% 11/15/2046	5,000	3,068
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049	355	357
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050	980	988
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	1,735	1,956
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047	9,000	9,152
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050	6,000	6,162
		26,236
Maryland 1.14%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029	1,090	1,092
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030	1,000	1,002
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 1/1/2039	410	412
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027	3,065	3,122
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028	1,515	1,573
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,550	1,595
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030	1,695	1,757
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031	2,300	2,379
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	1,175	1,211
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2033	800	823
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2035	200	204
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036	3,055	3,107
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2038	700	707
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2045	3,500	3,190
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	5,965	5,178
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032	2,000	2,013
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044	5,000	5,002
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039	2,215	2,229
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040	2,500	2,500
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035	2,600	2,216
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041	1,650	1,224
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	2,255	2,294
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 9/1/2049	1,490	1,516
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	8,650	8,658

130	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	USD10,145	$10,192
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	5,335	5,320
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	4,850	4,815
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	27,590	27,349
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	16,220	17,548
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	5,665	6,189
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054	2,080	2,224
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042	1,700	1,324
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027	1,350	1,381
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028	2,000	2,092
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030	1,250	1,307
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031	1,000	1,044
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035	2,000	2,071
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	3,960	3,738
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029	250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	1,000	1,000
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027	135	138
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028	175	179
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029	190	194
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030	325	332
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031	375	383
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032	325	331
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036	600	608
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034	3,000	3,000
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2036	1,940	2,268
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046	5,000	5,041
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043	700	710
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,190	2,198
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036	2,835	2,855
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045	13,000	13,027
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026	4,290	4,295
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2013-A, 5.00% 8/15/2038	2,000	2,001
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032	800	807
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033	1,000	1,008
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034	1,800	1,812
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2035	1,270	1,279
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036	1,500	1,510
Health and Higher Educational Facs. Auth., Rev. Bonds (The Johns Hopkins Health System Issue), Series 2025-A, 5.00% 5/15/2035	4,360	5,123
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2038	9,000	9,018
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049	1,660	1,683
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	370	371
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	2,215	2,225

American Funds Tax-Exempt Income Funds	131

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050	USD3,375	$3,337
County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.65% 12/1/2041 (put 3/2/2026)	15,000	15,000
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036 (a)	1,670	1,671
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,250	1,250
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, AGI, 5.00% 7/1/2026	220	220
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, AGI, 5.00% 7/1/2032	1,150	1,152
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	3,379	3,401
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	1,800	1,615
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037	1,000	955
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037	2,000	2,046
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038	1,750	1,646
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038	1,225	1,253
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045	9,500	9,272
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2040	850	957
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	3,010	3,062
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 2.125% 6/1/2036	2,630	2,281
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 4.00% 6/1/2038	3,900	3,969
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,000	963
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	4,520	4,346
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2053	10,000	9,577
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2053	1,260	1,207
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031	3,170	3,183
		277,607
Massachusetts 0.45%
Clean Water Trust, Revolving Fund Green Bonds, Series 2025-26B, 5.00% 2/1/2044	2,000	2,196
Clean Water Trust, Revolving Fund Green Bonds, Series 2026-27, 5.00% 2/1/2056	17,000	17,728
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042	1,200	1,137
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042	730	741
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-2, 5.00% 12/1/2029 (a)	2,100	2,101
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,490	3,598
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	3,000	3,033
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036 (a)	400	404
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041	445	438
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051	340	293
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051 (a)	520	449
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2026-F, 5.00% 7/1/2044	3,250	3,508
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2026-F, 5.00% 7/1/2045	6,200	6,624
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030	2,000	2,017
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031	1,925	1,941
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028	800	848
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2029	1,015	1,031
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039	500	513
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049	4,900	4,867
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029	500	520
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030	1,000	1,016
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031	1,300	1,347
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033	1,590	1,637
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034	1,000	1,011
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035	1,000	1,023
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036	445	453
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037	605	614
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038	340	345
GO Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039	3,500	3,630

132	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	USD1,515	$1,399
Housing Fin. Agcy., Housing Green Bonds, Series 2019-C-1, 2.65% 12/1/2034	1,950	1,766
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 165, 4.00% 12/1/2043	2,120	2,065
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	65	65
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048	2,775	2,784
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048	1,995	2,006
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048	305	308
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049	3,045	3,050
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049	2,610	2,622
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	205	215
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050	2,955	2,929
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2041	1,750	2,001
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2042	1,475	1,665
School Building Auth., Sales Tax Rev. Ref. Bonds (Social Bonds), Series 2025-A, 5.00% 2/15/2043	1,305	1,452
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC NATL, 5.50% 1/1/2034 (escrowed to maturity)	14,500	17,069
State College Building Auth., Project Rev. Bonds, CAB, Series 1999-A, NATL, 0% 5/1/2026 (escrowed to maturity)	1,000	993
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.00% 8/1/2040	500	559
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.25% 8/1/2048	2,500	2,670
		110,681
Michigan 2.32%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	2,780	2,943
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 5.00% 10/15/2042	1,350	1,469
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 4.00% 10/15/2047	3,500	3,288
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047	5,000	5,190
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052	2,500	2,284
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057	5,000	5,234
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,130	1,175
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.228% 7/1/2032 (c)	81,660	81,671
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2039	115	122
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	205	204
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	635	623
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	250	240
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2045	1,500	1,557
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,595	1,617
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	6,305	6,344
City of Detroit, Unlimited Tax GO Bonds, Series 2020, 5.50% 4/1/2050	2,215	2,273
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, AGI, 5.50% 7/1/2029	7,090	7,466
Detroit School Dist., Unlimited Tax GO Bonds, Series 2020-A, 5.00% 5/1/2031	1,435	1,581
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2041	1,000	1,101
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2042	1,000	1,085
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2043	1,250	1,335
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2044	1,300	1,374
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.00% 3/1/2045	1,370	1,437
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2050	4,000	4,174
Board of Regents of Eastern Michigan University, General Rev. Bonds, Series 2025, BAM, 5.25% 3/1/2055	4,000	4,145
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2049	2,200	2,322
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2057	2,750	2,852
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055	7,320	6,563
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,813
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036	2,500	2,614
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037	1,000	1,042

American Funds Tax-Exempt Income Funds	133

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, BAM, 5.00% 11/1/2038	USD1,000	$1,039
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043	3,500	3,585
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM, 4.00% 11/1/2055	2,000	1,810
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016-MI, 5.00% 12/1/2030	1,100	1,109
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034	1,300	1,352
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	15,795	15,693
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)	200	206
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036	1,200	1,221
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)	145	153
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044	1,350	1,351
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031	4,300	4,375
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	16,570	14,812
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036	1,000	1,013
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	1,890	1,892
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	785	785
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030	1,000	1,043
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032	1,200	1,249
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035	1,580	1,634
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051	8,385	5,931
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2016-C, 5.00% 7/1/2030	2,000	2,022
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045	1,500	1,558
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	4,090	4,228
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2022-B, 5.25% 7/1/2047	1,350	1,419
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2023-B, 5.25% 7/1/2048	3,750	3,993
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	26,885	26,979
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	6,805	7,058
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032	3,675	3,750
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 4.00% 11/15/2032 (preref. 5/15/2028)	1,810	1,877
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Dean Apartments At Eastlawn Project), Series 2025, 2.90% 9/1/2045 (put 9/1/2028)	5,000	5,011
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044	1,000	867
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045	1,650	1,221
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046	7,565	5,167
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	15,725	9,993
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031	1,025	1,025
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034	3,000	3,005
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	1,340	1,340
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	840	840
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	3,175	3,191
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	4,065	4,107
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049	5,705	5,786
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050	1,725	1,734
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	2,940	2,947
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051	2,330	2,311
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	3,980	3,942
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	6,100	6,405
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	6,450	6,861
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	6,185	6,719
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	36,990	39,942
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	5,725	6,256
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	3,770	4,177
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-B, 3.90% 8/15/2031 (a)	820	821
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2038	2,500	2,709

134	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048	USD5,800	$5,921
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 7/1/2051 (put 7/1/2026)	5,500	5,467
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,250	1,422
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2039	270	304
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2054	13,000	13,352
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	20,000	21,100
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054	12,890	13,729
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039	1,140	1,161
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044	2,840	2,802
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029	22,000	20,328
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030	32,410	29,258
Trunk Line Fund Bonds, Series 2023, 5.50% 11/15/2049	5,000	5,400
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032	1,500	1,593
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033	1,000	1,060
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034	2,000	2,115
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035	4,000	4,216
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036	3,500	3,677
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037	5,585	5,850
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038	3,000	3,135
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2039	2,285	2,597
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042	1,850	1,891
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, AGI, 5.25% 12/1/2042	7,020	7,784
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043	4,210	4,332
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046	1,750	1,803
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-A, AGI, 5.25% 12/1/2048	3,500	3,691
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2041	2,000	2,249
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2025-E, 5.00% 12/1/2042	2,500	2,768
		565,657
Minnesota 0.48%
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2035	2,770	2,040
Becker Independent School Dist. No. 726, GO School Building Bonds, Series 2022-A, CAB, 0% 2/1/2036	2,000	1,401
County of Hennepin, Housing and Redev. Auth., Multi Family Rev. Bonds (South Haven and Summit Point Apartments Project), Series 2025, 3.15% 2/1/2046 (put 8/1/2028)	1,490	1,497
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042	1,566	1,384
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045	348	285
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047	7,688	6,886
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	2,946	2,588
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048	664	629

American Funds Tax-Exempt Income Funds	135

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 2.05% 1/1/2031	USD1,445	$1,355
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040	1,000	837
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046	780	780
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	35	35
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047	240	241
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	535	539
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	1,215	1,218
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049	1,590	1,619
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	2,210	2,215
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	5,480	5,436
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	3,865	3,825
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	4,505	4,462
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	8,560	8,472
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	4,065	4,024
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	1,690	1,671
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	330	331
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-B, 5.75% 7/1/2053	11,620	12,393
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053	220	236
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-B, 5.00% 11/15/2053 (put 11/15/2030)	2,000	2,199
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 5.00% 1/1/2052	29,500	30,346
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 4.00% 1/1/2054	7,500	6,749
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052	4,130	3,892
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052	8,500	8,655
		118,240
Mississippi 0.22%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	4,405	2,881
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2031	1,590	1,593
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2032	1,690	1,692
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2033	1,275	1,277
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, AGI, 5.00% 3/1/2035	1,150	1,151
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032	3,000	3,171
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033	3,600	3,794
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035	2,000	2,096
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037	4,000	4,166
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029	2,500	2,504
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032	7,500	7,511
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034	12,960	12,976
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043	55	55
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	4,750	4,788
Mississippi State University, Educational Building Corp., Rev. and Rev. Ref. Bonds (New Residence Hall and Facs. Refinancing), Series 2024-A, 4.00% 8/1/2049	2,000	1,838
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,850	1,954
		53,447
Missouri 1.07%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041	2,300	2,303
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037	3,000	3,103
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2039	3,700	3,771
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040	2,300	2,330
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2023-C, 4.00% 1/1/2050 (put 1/1/2046)	1,000	919
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042	7,575	7,385

136	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2037	USD1,505	$1,702
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (CoxHealth), Series 2025-B, 5.00% 11/15/2044	2,600	2,742
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	9,000	8,241
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	5,945	5,951
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2028	715	724
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2029	100	102
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030	220	220
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031	200	200
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2035	1,000	1,001
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	2,250	2,130
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042	1,385	1,418
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,935	1,933
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	18,200	15,474
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048	2,000	1,962
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029	1,000	1,001
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2030	415	416
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,464
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 5/1/2040	445	446
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	300	300
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047	695	697
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	2,250	2,280
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047	2,785	2,651
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047	2,471	2,361
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049	1,040	1,051
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-B, 4.25% 5/1/2049	1,825	1,842
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050	6,040	6,084
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050	1,585	1,603
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	930	931
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	1,915	1,918
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	985	976
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	5,075	5,028
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	1,875	1,868

American Funds Tax-Exempt Income Funds	137

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	USD22,295	$24,173
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053	2,210	2,370
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053	13,155	14,599
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	3,490	3,947
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	10,175	11,010
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	11,805	13,045
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	8,700	9,718
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	20,210	22,639
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	9,925	10,897
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	4,345	4,796
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027 (a)	80	79
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2040	1,815	1,924
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	1,000	1,018
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2026	1,920	1,945
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2028	2,500	2,683
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, AGI, 5.00% 7/1/2029	1,000	1,034
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2031	7,000	8,081
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033	2,400	2,567
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034	1,750	1,865
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2042	5,500	5,997
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.00% 7/1/2044	2,250	2,401
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048	5,935	6,114
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052	6,425	6,571
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, AGI, 5.25% 7/1/2054	3,945	4,143
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,000	1,000
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	1,050	1,027
		262,171
Montana 0.16%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	12,000	12,528
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	4,000	4,163
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	4,295	4,389
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033	1,000	897
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040	640	540
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043	550	552
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	385	385
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA, 4.25% 12/1/2045	810	816
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050	1,780	1,784

138	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana (continued)
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051	USD3,635	$3,603
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	830	824
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	1,590	1,577
Board of Housing, Single Family Mortgage Bonds, Series 2023-B, 6.00% 12/1/2053	1,885	2,040
Board of Housing, Single Family Mortgage Bonds, Series 2023-C, 6.25% 6/1/2054	300	328
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	860	939
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	900	983
Board of Housing, Single Family Mortgage Bonds, Series 2025-B, 6.00% 12/1/2055	2,500	2,787
		39,135
Nebraska 0.60%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	22,350	23,512
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050	1,000	887
County of Douglas, Hospital Auth. No. 3, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 11/1/2045	2,350	2,351
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2037	1,230	1,236
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2039	1,810	1,797
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	7,750	7,269
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2049	8,100	7,172
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045	175	175
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	715	715
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	1,315	1,315
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	3,715	3,744
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	3,510	3,539
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	5,485	5,432
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	1,580	1,582
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	2,130	2,261
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	5,310	5,951
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046	1,470	1,517
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2023-A, 5.25% 2/1/2053	6,105	6,410
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2024-C, 5.00% 2/1/2054	37,275	38,556
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062	35,000	30,371
		145,792
Nevada 0.90%
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034	3,615	3,762
Clark County School Dist., Limited Tax GO Building and Rev. Ref. Bonds, Series 2025-B, 5.00% 6/15/2041	5,000	5,552
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2035	11,525	10,963
Clark County School Dist., Limited Tax GO Building Bonds, Series 2021-A, 3.00% 6/15/2036	11,870	11,090
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2039	1,950	1,982
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, AGI, 4.00% 6/15/2040	725	732
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033	9,655	10,401
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2015-A, 5.00% 7/1/2040	4,000	4,009
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041	9,700	10,176
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040	5,320	5,435
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034	8,725	9,740
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035	7,000	7,774
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 7/1/2026	1,815	1,835
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2026	1,000	1,011
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,000	1,038
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032	1,000	1,080

American Funds Tax-Exempt Income Funds	139

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
County of Clark, Limited Tax GO Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029	USD3,500	$3,631
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034	6,500	6,865
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035	5,250	5,530
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036	7,350	7,719
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	6,625	6,113
Housing Division, Multi Unit Housing Rev. Bonds (The Prospector Apartments), Series 2025, 3.15% 1/1/2045 (put 7/1/2029)	4,000	4,022
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049	1,820	1,838
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051	2,315	2,293
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	8,385	8,400
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040	1,000	1,002
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	2,725	2,708
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047	1,320	1,242
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2027	330	337
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2030	400	420
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2031	250	265
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2033	465	495
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	225	236
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2039	1,000	1,052
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	1,000	985
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.25% 6/1/2033	350	356
City of Las Vegas, Special Improvement Dist. No. 819 (Summerlin Village 30A), Local Improvement Bonds, Series 2025, 4.50% 6/1/2034	200	205
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2049	4,000	4,139
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049	17,770	18,563
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	6,250	6,425
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2045	5,000	5,309
Las Vegas Valley Water Dist., Limited Tax GO Water Bonds, Series 2023-A, 5.00% 6/1/2049	18,025	18,718
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2033	1,500	1,513
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034	6,430	5,831
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2022-C, 4.00% 6/1/2037	1,250	1,308
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2028	1,000	1,057
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2031	1,000	1,070
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2035	1,000	1,060
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028	3,500	3,722
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2024-B, 3.00% 6/1/2037	6,410	6,118
Washoe County School Dist., GO Limited Tax School Improvement Bonds, Series 2020-A, 4.00% 10/1/2045	2,000	1,933
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030	1,000	1,038
		220,098

140	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.50%
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	USD7,030	$7,492
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,250	1,265
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2040	500	503
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046	2,250	2,252
Health and Education Facs. Auth., Rev. Bonds (Riverwoods at Exeter Issue), Series 2024, 5.00% 10/1/2038	120	131
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2032	2,565	2,570
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2033	3,740	3,747
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, FHA, 2.60% 7/1/2051	1,500	975
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	4,070	4,604
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	890	953
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	1,665	1,804
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	2,050	2,241
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	1,115	1,227
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	8,550	9,436
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	4,170	4,187
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037	935	942
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038	1,000	1,002
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039	2,200	2,171
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040	1,050	1,028
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041	2,000	1,917
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	10,145	8,004
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	3,390	2,471
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	6,420	6,678
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	14,870	15,576
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	61,895	63,558
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	53,879	55,384
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	48,924	49,035
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	29,331	28,628
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.504% 8/20/2039 (c)	34,120	1,318
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	23,692	23,149
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.182% 11/20/2039 (c)	45,992	46,226
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.924% 7/20/2040 (c)	12,318	11,495
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.167% 1/20/2041 (c)	36,430	36,418
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.167% 1/20/2041 (c)	1,568	1,490
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (c)	39,685	41,953
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	25,781	26,165
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.182% 5/20/2042 (c)	9,682	8,809
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.494% 7/1/2051 (c)	32,390	1,152
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.162% 10/1/2051 (c)	981	990
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	5,000	4,481
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,710	2,726
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	1,375	1,388
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051	3,605	3,319
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2045	7,000	7,316
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	36,160	37,683
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	14,895	14,564
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	27,580	28,477
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2029	200	203
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	4,750	4,494

American Funds Tax-Exempt Income Funds	141

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire (continued)
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	USD3,250	$2,659
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	15,465	15,993
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	7,050	7,445
		609,694
New Jersey 1.41%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 3/1/2037	750	765
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), CAB, Series 2007-B, AGI, 0% 7/1/2026	2,085	2,059
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	590	546
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2030	1,500	1,545
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2031	1,000	1,029
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	3,250	3,320
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2042	6,000	6,082
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	4,000	3,835
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027	1,000	1,037
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041 (preref. 12/15/2026)	600	615
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2039	2,000	2,288
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2033	1,500	1,549
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, AGI, 5.00% 7/1/2034	3,540	3,651
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM, 5.00% 7/1/2027	1,125	1,136
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.25% 9/1/2053	3,000	3,128
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, AGI, 5.00% 7/1/2027	1,865	1,873
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2026 (escrowed to maturity)	1,000	1,010
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	1,375	1,518
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035	750	786
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038	2,500	2,347
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039	2,000	1,851
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035	1,000	1,023
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036	1,000	1,018
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037	1,000	1,012
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038	1,250	1,258
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044	3,000	2,803
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035	1,250	1,289
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037	2,605	2,679
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	17,930	18,411
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039	4,575	4,691
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2031	2,905	2,933
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	7,000	7,063

142	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Housing and Mortgage Fin. Agcy., Multi Family Housing Rev. Bonds (New Irvine Turner Apartments Project), Series 2024-C, 3.67% 2/1/2026	USD2,620	$2,620
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	9,385	9,546
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	5,925	6,026
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	7,345	7,357
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	20,400	20,157
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	47,845	51,579
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	9,540	9,955
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,705	1,859
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	3,090	3,107
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029	1,575	1,655
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030	5,000	5,259
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033	5,000	5,193
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-AA, 5.00% 6/15/2042	5,170	5,665
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044	1,000	1,028
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	5,000	4,831
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045	2,310	2,395
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2045	8,250	8,760
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046	2,795	2,655
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	3,010	2,231
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.25% 6/15/2055	12,500	13,132
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	9,415	11,033
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2036	7,000	8,119
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2037	1,000	1,127
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2038	3,500	3,915
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039	1,000	1,062
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.00% 6/15/2040	2,830	3,163
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	8,155	9,237
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2026	6,170	6,040
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2027	7,315	6,981
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2030	8,620	7,566
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, NATL, 0% 12/15/2031	2,500	2,123
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AGI, 0% 12/15/2034	9,880	7,562
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2008-A, 0% 12/15/2037	3,000	1,979
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2009-A, BAM, 0% 12/15/2038	4,000	2,541
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2010-A, 0% 12/15/2040	20,765	11,768
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	435	450
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	1,375	1,513
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	1,205	1,407
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2035	1,590	1,875
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2043	4,000	4,369
		344,990
New Mexico 0.16%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 4.45% 10/1/2033	450	457
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.30% 10/1/2053	825	786
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	4,500	3,990
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048	900	904
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049	2,335	2,359
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049	1,175	1,185
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	600	605
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049	2,175	2,204
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050	2,350	2,362
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050	490	497
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050	6,330	6,338
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	455	460
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	2,660	2,664
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	225	222
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	1,585	1,688
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-B, Class I, 5.50% 3/1/2054	5,880	6,283

American Funds Tax-Exempt Income Funds	143

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico (continued)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054	USD3,365	$3,644
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054	170	184
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	1,240	1,370
		38,202
New York 11.12%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	550	526
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2031	1,055	1,095
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	4,425	4,737
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2027	5,975	6,066
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2028	8,085	8,208
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2030	5,840	5,928
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2032	1,035	1,045
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2033	1,085	1,095
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2034	1,000	1,008
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	59,040	59,200
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 3.00% 7/15/2043	4,260	3,367
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	4,500	4,470
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2037	925	591
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2038	1,390	842
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	2,300	1,317
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	1,000	393
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2054	21,290	5,205
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, BAM, 0% 11/15/2054	1,965	501
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-A, 0% 11/15/2055	6,000	1,393
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,500	748
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 4.00% 8/1/2043	660	635
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,000	725
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033	3,000	3,006
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031	1,000	1,064
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036	1,500	1,578
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038	2,000	2,100
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038	1,070	1,084
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043	1,200	1,173
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	2,625	2,368
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2034	1,500	1,667
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2040	1,000	1,108
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2041	1,345	1,475
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2042	1,250	1,355
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.25% 10/1/2044	1,425	1,516
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	4,740	4,782
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	4,250	4,519
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2/15/2026 (escrowed to maturity)	110	110
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032	1,500	1,540
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035	8,500	8,804
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2035	1,750	2,096
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,685	1,783
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039	1,775	1,802
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039	5,000	5,094
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040	1,000	1,043
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040	6,135	6,437
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	43,585	38,343
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041	2,000	2,093
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	5,000	5,440
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2041	4,000	4,462
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042	11,430	9,793
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,170	1,172
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042	2,350	2,354

144	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042	USD6,860	$7,149
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044	9,995	10,333
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044 (preref. 3/15/2029)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044	6,605	7,097
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	5,000	4,784
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2045	1,250	1,340
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047	21,270	19,583
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047	14,500	14,843
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048	3,000	2,739
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048	16,000	14,608
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049	1,955	1,777
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049	8,280	7,525
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2049	4,755	4,937
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	12,865	13,572
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	6,120	6,486
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	7,135	7,368
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	7,315	7,843
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054	3,960	3,591
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033	4,000	4,111
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034	6,500	6,833
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040	1,035	1,078
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2042	750	840
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	4,390	4,785
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045	1,480	1,518
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2045	3,750	4,028
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 4.00% 3/15/2049	24,550	22,920
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	3,950	4,196
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	8,470	8,741
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	15,990	15,756
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)	5	5
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043	4,800	4,980
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	17,445	18,308
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2041	2,250	2,545
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2046	5,000	5,364
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	690	694
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039	5,753	4,899
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	1,250	1,234
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030	1,135	1,070
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034	2,260	2,066
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035	1,060	904
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,100	1,810
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, FHA, 2.10% 11/1/2035	5,900	5,084
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037	1,000	1,000
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051	4,965	3,288
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052	1,105	842
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056	4,000	2,678
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-B-1, 3.45% 11/1/2063 (put 11/1/2029)	7,500	7,515
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-C-2, 3.60% 11/1/2063 (put 5/1/2029)	20,000	20,141
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047	3,360	2,325
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042	5,000	4,353

American Funds Tax-Exempt Income Funds	145

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032	USD5,680	$5,158
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	10,390	9,371
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	10,000	7,472
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	10,865	7,827
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	5,000	3,640
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, AGI, 5.25% 9/1/2029	4,000	4,337
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034	2,500	2,659
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035	1,200	1,314
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036	1,500	1,641
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037	2,000	2,112
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037	1,000	1,089
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,053
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038	1,450	1,572
Long Island Power Auth., Electric System General Rev. Bonds, Series 2025-B, 3.00% 9/1/2055 (put 9/1/2028)	6,000	6,039
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036	5,000	5,078
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2045	500	542
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.00% 11/15/2049	15,000	15,569
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-B-1, 5.00% 11/15/2051	2,000	2,065
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2054	9,250	9,705
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041	2,000	1,974
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042	13,360	12,932
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042	17,500	16,939
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	4,445	4,205
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	8,450	9,096
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032	1,500	1,538
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040	6,000	5,943
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	1,500	1,566
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, AGI, 4.00% 11/15/2045	2,000	1,853
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045	1,185	1,074
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	2,150	1,950
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,500	1,544
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	20,975	18,632
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047	10,500	9,378
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048	1,225	1,075
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	20,555	17,918
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	7,525	6,459
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	5,000	5,064
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	3,930	3,951
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM, 4.00% 11/15/2053	10,020	8,755
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 11/15/2056	2,500	2,502
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030	2,720	2,766
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033	2,225	2,335
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,885	3,014
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036	1,010	1,011
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046	5,100	4,516
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	1,725	1,898
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033	1,000	1,049
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	2,500	2,536
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034	2,335	2,446
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035	5,000	5,057
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036	3,000	3,024
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038	1,000	1,003
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	5,100	4,627
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045	10,250	10,444
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2029	3,490	3,152
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, CAB, Series 2017-C-2, 0% 11/15/2032	500	409

146	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040	USD190	$190
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	6,420	6,360
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	720	721
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	1,185	1,193
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	3,050	3,059
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049	535	535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050	3,835	3,825
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	770	766
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	7,145	7,157
County of Nassau, GO General Improvement Bonds, Series 2018-B, AGI, 5.00% 7/1/2042	2,000	2,067
New York City GO Bonds, Fiscal 2006, Series 2006-I-A, 5.00% 4/1/2032	2,000	2,214
New York City GO Bonds, Fiscal 2015, Series 2015-C, 5.00% 8/1/2033	5	5
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2030	815	826
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2034	1,000	1,019
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2037	2,000	2,020
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 12/1/2038	1,500	1,524
New York City GO Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 12/1/2043	1,835	1,753
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2029	4,800	5,045
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2030	8,075	8,484
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2031	870	913
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2032	2,575	2,706
New York City GO Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 10/1/2035	2,950	3,051
New York City GO Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 3/1/2037	6,345	6,607
New York City GO Bonds, Fiscal 2018, Series 2018-F-1, 5.00% 4/1/2037	2,000	2,085
New York City GO Bonds, Fiscal 2019, Series 2019-D-1, 5.00% 12/1/2037	5,000	5,266
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2033	1,130	1,219
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2036	8,750	9,347
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2038	7,500	7,996
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2038	7,500	7,961
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	3,515	3,733
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2039	6,810	7,203
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2040	7,000	7,404
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 10/1/2040	2,500	2,514
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2041	8,000	8,029
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2041	12,400	12,998
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2042	2,500	2,468
New York City GO Bonds, Fiscal 2020, Series 2020-B-1, 5.00% 10/1/2042	6,000	6,267
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2043	2,000	2,079
New York City GO Bonds, Fiscal 2020, Series 2020-A-1, 5.00% 8/1/2043	10,000	10,369
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2044	2,000	1,918
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2043	4,430	4,660
New York City GO Bonds, Fiscal 2021, Series 2021-F-1, 5.00% 3/1/2050	1,880	1,921
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2035	4,510	5,006
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2035	825	925
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2039	1,800	1,994
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 4.00% 8/1/2042	2,000	1,974
New York City GO Bonds, Fiscal 2022, Series 2022-D-1, 5.25% 5/1/2043	1,195	1,283
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 5.00% 8/1/2047	13,725	14,113
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2036	965	1,091
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2040	3,000	3,309
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	10,830	11,308
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2043	6,500	6,967
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2044	2,500	2,657
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2045	2,000	2,103
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2046	1,025	1,064
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2047	15,000	15,801
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	13,665	14,338
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2048	10,000	10,687
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.50% 4/1/2049	5,000	5,330
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2051	3,480	3,566
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	7,000	7,295
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2028	1,500	1,599
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2029	1,670	1,823

American Funds Tax-Exempt Income Funds	147

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2043	USD5,000	$5,393
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2045	1,500	1,622
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2047	5,000	5,178
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2048	3,000	3,094
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2050	4,000	4,209
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.25% 9/1/2050	4,590	4,811
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,000	3,146
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2054	2,480	2,544
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2042	5,715	6,280
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2043	4,500	4,886
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	7,285	7,816
New York City GO Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 8/1/2045	5,000	5,307
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2047	10,000	10,618
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	15,000	15,767
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	7,675	7,879
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	29,940	31,362
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,000	1,000
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045	5,000	3,737
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	11,500	8,075
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051	2,000	1,353
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051	5,050	3,788
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051	5,000	3,187
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-F-2, 3.40% 11/1/2064 (put 1/2/2029)	4,415	4,461
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2026-A-2, 3.25% 11/1/2065 (put 2/1/2030)	1,440	1,456
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035	6,905	5,999
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042	8,000	7,519
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042	2,000	1,962
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, FHA, 1.85% 11/1/2032	1,060	948
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.10% 11/1/2036	6,000	5,104
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	7,100	5,493
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, FHA, 2.30% 11/1/2045	2,665	1,822
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045	2,320	1,673
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2026-C, 3.10% 11/1/2045 (put 2/1/2030)	5,000	5,017
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046	4,050	2,737
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,625
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.50% 11/1/2051	5,000	3,187
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-C, 3.00% 11/1/2055	3,000	2,136
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045	5,000	3,606
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050	5,920	4,311
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-D, 4.00% 12/15/2031	480	495
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	590	608
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), CAB, Series 2009-A, AGI, 0% 3/1/2032	3,365	2,775

148	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2030	USD1,000	$1,088
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 5.00% 1/1/2031	1,000	1,107
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 4.00% 1/1/2032	500	528
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2033	500	500
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	3,150	3,130
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2037	4,940	4,688
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 2.00% 1/1/2038	1,250	988
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2040	6,360	5,687
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	9,380	7,129
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	5,500	5,078
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	2,000	1,785
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	9,800	9,345
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	2,000	1,853
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	9,315	6,887
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-CC-1, 5.00% 6/15/2048	8,000	8,088
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-DD-1, 5.00% 6/15/2048	1,500	1,522
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2019, Series 2019-DD-1, 5.00% 6/15/2049	3,500	3,569
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-DD-1, 4.00% 6/15/2050	5,150	4,716
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	8,435	7,725
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 5.00% 6/15/2044	3,240	3,436
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-EE, 5.00% 6/15/2045	12,500	13,187
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2046	1,000	959
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	11,235	10,694
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2047	8,230	8,741
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.00% 6/15/2046	1,600	1,686
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-3, 5.25% 6/15/2048	7,500	7,953
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.00% 6/15/2053	6,060	6,235
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	6,685	7,001
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	38,485	40,375
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2030	1,250	1,399
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	10,000	11,682

American Funds Tax-Exempt Income Funds	149

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	USD12,310	$13,554
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2048	9,000	9,428
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-2, 5.00% 6/15/2049	6,900	7,200
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.00% 6/15/2051	19,040	19,685
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	15,000	15,517
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-AA-1, 5.25% 6/15/2053	6,040	6,360
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-AA-2, 5.00% 6/15/2044	6,000	6,516
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2047	4,000	4,227
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2048	2,500	2,629
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	9,050	9,350
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.50% 6/15/2056	22,000	23,797
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034	4,000	4,238
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035	3,295	3,397
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035	3,000	3,093
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035	5,000	5,285
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037	5,135	5,193
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037	10,000	10,519
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037	7,165	7,537
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038	4,000	4,196
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040	2,000	2,012
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2040	4,085	4,622
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2042	8,750	9,629
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043	10,000	10,285
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-C, 5.00% 11/1/2031	3,750	3,864
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2034	2,500	2,570
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 5/1/2035	1,000	1,005
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2035	5,000	5,136
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 4.00% 8/1/2037	2,800	2,806
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-B-1, 5.00% 8/1/2038	2,000	2,014
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2033	5,000	5,173
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-2, 5.00% 8/1/2035	10,000	10,322
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 4.00% 8/1/2042	1,350	1,329
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-B-1, 5.00% 8/1/2045	3,035	3,084
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2035	6,000	6,322
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2038	4,750	4,972
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2042	1,500	1,551
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2036	1,200	1,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2037	1,000	1,027
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2039	2,455	2,477
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2040	26,900	28,261
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 5.00% 5/1/2041	4,000	4,229
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2042	1,510	1,496
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-3, 4.00% 5/1/2043	2,900	2,820
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2043	10,000	9,708
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 5/1/2045	10,135	9,562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2034	2,500	2,744
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2035	5,170	5,365
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2036	2,000	2,167
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 5.00% 2/1/2037	2,000	2,169
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2037	11,000	10,249
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 5.00% 11/1/2037	5,000	5,389
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-A, 3.00% 11/1/2039	3,500	3,166

150	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2039	USD3,500	$3,547
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2040	4,000	4,038
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2040	1,000	1,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2041	8,815	8,862
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2041	1,000	1,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-E-1, 4.00% 2/1/2042	3,000	2,997
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2043	7,000	6,881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2045	3,250	3,066
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2046	10,500	9,746
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-D-1, 4.00% 11/1/2047	1,000	921
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 3.00% 5/1/2048	6,000	4,486
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 4.00% 2/1/2042	5,000	4,994
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-B-1, 4.00% 8/1/2042	5,000	4,993
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-C-1, 5.00% 2/1/2047	8,695	8,955
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 5.00% 2/1/2047	6,520	6,715
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2022, Series 2022-F-1, 4.00% 2/1/2051	590	533
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-A-1, 4.00% 8/1/2048	1,400	1,295
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	8,455	7,755
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2036	4,000	4,600
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2043	6,535	7,025
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2043	13,840	14,935
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 5.00% 5/1/2044	5,500	5,839
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2044	4,885	5,222
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.50% 5/1/2044	5,000	5,524
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-A-1, 4.00% 5/1/2045	2,250	2,145
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2046	2,150	2,249
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2046	2,795	2,930
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2048	10,000	10,335
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	22,700	23,953
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	19,500	20,499
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.25% 5/1/2050	11,580	12,108
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	20,785	21,739
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,505	16,159
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2028	1,000	1,072
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2029	1,000	1,097
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2033	750	876
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	960	1,117
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	15,455	17,542
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2039	5,000	5,636
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2040	3,635	4,054
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2041	1,110	1,226
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2042	1,500	1,644
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2042	1,600	1,754
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2043	10,000	10,832
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2043	1,600	1,739
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	2,500	2,655
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2046	10,000	10,507
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2046	2,500	2,627
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	2,615	2,754
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	1,500	1,562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2047	12,505	13,014
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.25% 11/1/2048	6,500	6,898
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.25% 5/1/2049	6,000	6,323
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	28,205	30,265
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2050	7,760	7,993
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	1,950	2,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	4,000	4,267
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	15,830	16,211
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2030	3,375	3,778
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2031	3,500	3,988
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	8,430	9,617
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2043	1,000	1,091
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2044	2,000	2,158

American Funds Tax-Exempt Income Funds	151

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2045	USD8,000	$8,551
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	5,000	5,160
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.50% 2/1/2050	10,000	10,784
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2051	6,910	7,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	12,420	13,014
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034	1,000	1,043
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049	5,000	4,529
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	4,495	4,886
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037	2,000	2,047
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	4,000	4,081
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039	3,360	3,416
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	5,670	5,065
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060	5,450	4,792
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 5.00% 11/15/2035	1,750	1,975
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2052	3,000	2,753
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2061	21,865	19,537
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029	110	114
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029	1,000	1,037
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034	165	172
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040	175	179
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	1,050	1,076
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	2,325	2,326
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	3,750	3,456
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2032	6,265	6,273
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2035	6,530	7,746
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037	3,000	3,061
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038	11,260	11,432
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	4,000	4,040
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041	3,500	3,505
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045	4,000	3,713
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2045	1,500	1,624
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046	900	699
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2046	8,500	8,511
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	2,600	2,735
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2051	1,600	1,602
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056	3,250	3,255
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041	9,225	9,249
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048	4,200	3,166
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,125	1,967
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	9,500	8,762
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054	8,000	7,212
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056	11,000	9,853
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2029	530	531
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	500	501
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031	1,200	1,324
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032	2,500	2,746
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	1,260	1,376
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036	5,700	6,153
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	2,125	2,274

152	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2039	USD1,800	$1,804
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	500	498
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	5,830	5,815
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,000	1,955
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034	960	990
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035	1,000	1,030
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A-1, 5.00% 11/15/2043	2,500	2,728
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049	18,000	18,522
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051	9,770	9,971
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052	12,000	10,823
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	6,205	6,369
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2045	1,250	1,326
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2046	2,000	2,103
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	13,715	14,374
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2040	5,000	5,670
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2042	6,600	7,307
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	15,715	16,552
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	9,935	10,564
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), CAB, Series 2013-A, 0% 11/15/2032	3,095	2,522
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	2,425	2,535
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028 (preref. 3/15/2026)	750	753
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2031	2,250	2,256
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031	2,500	2,601
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034	3,750	3,890
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2035	1,990	1,995
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036	4,500	4,651
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037	1,000	1,055
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,000	1,050
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	3,545	3,188
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041	20,415	20,489
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042	3,100	3,300
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044	12,000	12,402
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044	5,000	5,257
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045	2,500	2,411
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	11,135	8,403
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2048	1,445	1,078
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	8,915	8,170
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	5,000	3,669
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057	6,360	6,483
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	1,500	1,596
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	12,500	11,275
Urban Dev. Corp., State Tax Rev. Bonds (Bidding Group 4), Series 2021-A, 3.00% 3/15/2050	2,025	1,489

American Funds Tax-Exempt Income Funds	153

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2033	USD7,895	$8,977
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2040	5,000	5,701
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2040	1,700	1,975
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,546
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	3,380	3,821
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 12/15/2041	2,980	3,428
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 12/15/2043	2,000	2,207
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	2,500	2,622
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2027	75	76
		2,711,211
North Carolina 0.86%
City of Charlotte, Airport Rev. Bonds, Series 2025-A, 5.25% 7/1/2055	2,000	2,132
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	1,060	1,163
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046	2,635	2,025
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047	5,880	5,654
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-A, 5.00% 7/1/2048	1,225	1,279
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2049	10,115	10,748
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039	3,250	3,041
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 3.45% 11/1/2033 (put 10/1/2031)	1,400	1,422
City of Durham, Housing Auth. Multi Family Housing Rev. Bonds (Page Corners Apartments) Series 2025, 3.15% 7/1/2059 (put 7/1/2028)	1,125	1,133
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038	1,635	1,655
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039	1,390	1,403
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043	1,565	1,562
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040	2,045	1,759
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	2,485	2,513
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	1,105	1,116
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	10,305	10,209
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054	10,890	11,701
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 52-A, 6.25% 1/1/2055	2,765	3,016
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	4,145	4,792
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	865	926
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	5,290	5,726
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	4,690	5,126
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,940	2,183
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	4,370	4,837
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,050	1,194
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 59-A, 6.25% 1/1/2057	1,835	2,114
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	800	803
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048	4,055	4,089
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	1,315	1,329
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	900	911
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051	9,625	9,534
Limited Obligation Bonds, Series 2025-A, 5.00% 5/1/2029	1,250	1,360
Limited Obligation Rev. Ref. Bonds, Series 2025-B, 5.00% 5/1/2028	5,510	5,847
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Deerfield Episcopal Retirement Community), Series 2026-A, 5.25% 11/1/2050	7,150	7,240
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2027	820	831
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2035	785	796
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2040	1,800	1,757
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	2,385	2,463
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045	3,000	2,647
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	3,525	2,951

154	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050	USD6,655	$6,492
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Deerfield Episcopal Retirement Community), Series 2016-C, 5.00% 11/1/2037	250	252
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038	1,000	1,021
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049	8,415	8,422
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031	1,400	1,416
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036	550	512
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	1,120	1,075
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Meadows), Series 2024, 5.25% 12/1/2054	2,000	2,032
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	1,000	1,027
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044	5,100	5,130
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	6,335	6,233
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	525	525
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	280	280
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	155	155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028	155	155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-1, 4.25% 10/1/2028	525	525
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2025-A, 5.125% 10/1/2056	3,000	3,011
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Maple Ridge Apartments), Series 2025, 3.15% 1/1/2044 (put 2/1/2029)	3,450	3,471
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2040	8,815	5,074
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2041	10,850	5,888
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2042	4,650	2,363
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	3,650	1,730
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, 5.00% 1/1/2043	5,650	5,805
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, AGI, 4.00% 1/1/2055	9,820	8,892
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2024-A, AGI, 5.00% 1/1/2058	2,880	2,928
County of Union, Enterprise Systems Rev. Bonds, Series 2021, 3.00% 6/1/2037	1,545	1,512
		208,913
North Dakota 0.22%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	12,855	12,859
City of Grand Forks, Health Care System Rev. Bonds, Series 2017-A, 4.00% 12/1/2047	2,000	1,727
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2051	3,115	2,193
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036	290	281
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	970	968
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047	530	531
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, FHA, 4.00% 1/1/2048	470	472
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	810	814
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,750	1,759
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	590	596
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	5,220	5,318
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	1,845	1,854
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	4,805	4,762

American Funds Tax-Exempt Income Funds	155

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	USD2,500	$2,478
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	2,030	2,005
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053	2,755	2,874
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	2,475	2,640
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	2,270	2,439
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	1,040	1,134
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	3,980	4,481
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,955	2,196
		54,381
Ohio 1.59%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	2,000	2,000
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,750	3,750
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	3,600	3,600
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	8,290	8,303
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,270	3,279
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	2,080	2,085
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041 (preref. 11/15/2026)	2,980	3,046
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036 (preref. 11/15/2030)	1,000	1,072
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	4,800	4,736
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2036	3,845	4,040
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	4,000	3,451
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	2,000	2,000
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2037	210	209
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2038	220	217
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2039	225	219
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2040	235	226
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2041	250	236
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,035	884
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051	1,250	1,018
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036	1,545	1,709
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040	1,110	1,200
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048	5,000	5,031
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	8,460	8,261
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	1,120	1,063
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	4,310	4,316
County of Franklin, Hospital Rev. Ref. and Improvement Rev. Bonds (Nationwide Children’s Hospital), Series 2025-A, 5.25% 11/1/2055	50,195	52,515
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039	435	440
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	1,345	1,347
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	14,325	13,781
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,250	1,381
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,810	2,973
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	13,510	12,998
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,905	2,970

156	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, CAB, Series 2000-B, AMBAC, 0% 12/1/2027	USD3,180	$3,015
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034	490	506
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035	505	519
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036	400	408
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039	900	907
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	1,260	1,109
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037	840	911
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040	2,460	2,601
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,000	2,010
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,970	1,963
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032	1,095	1,162
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	4,490	4,570
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	2,020	2,050
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	2,000	2,030
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	13,825	12,234
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2027	1,680	1,715
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2025-A, 5.00% 1/15/2034	5,000	5,708
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031	1,700	1,781
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032	1,575	1,791
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	3,750	3,747
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harding Heights Apartments Project), Series 2025, 3.15% 7/1/2045 (put 7/1/2028)	5,230	5,262
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marsh Run Homes Project), Series 2025, 3.20% 1/1/2046 (put 2/1/2029)	7,000	7,046
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	1,000	911
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.20% 9/1/2036	1,030	1,001
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	240	240
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	1,920	1,925
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047	1,545	1,553
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	3,795	3,805
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	3,350	3,393
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050	1,355	1,351
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050	3,310	3,355
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	4,130	4,158
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	12,515	12,388
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	10,225	10,186
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	14,070	14,916
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	12,080	13,311
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	10,520	11,520
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	3,295	3,638

American Funds Tax-Exempt Income Funds	157

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-D, 6.375% 3/1/2056	USD4,275	$4,948
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2035	2,000	2,354
Major New State Infrastructure Project Rev. Bonds, Series 2024-1, 5.00% 12/15/2036	1,620	1,891
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2036	1,450	1,504
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038	2,100	2,150
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039	1,000	1,018
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041	3,000	3,005
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046	6,600	6,060
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program III), Series 2026-A, 5.00% 6/1/2035	15,000	17,822
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033	1,000	1,030
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031	1,430	1,505
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038	410	416
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2041	2,665	1,506
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2042	3,500	1,867
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, CAB, Series 2018-A, 0% 2/15/2043	2,340	1,172
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039	3,575	3,996
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)	7,700	8,620
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2039	1,160	1,258
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2040	1,195	1,279
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,240	1,313
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2044	2,250	2,312
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2049	4,700	4,698
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	3,500	3,456
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033	375	376
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034	505	506
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040	1,930	1,938
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 4.00% 7/1/2045	1,000	907
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040	1,250	1,339
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050	1,500	1,544
		386,842
Oklahoma 0.28%
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036	2,000	2,051
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	3,530	3,602
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031	5,500	5,611
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049	2,040	2,061
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050	1,210	1,206
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	1,285	1,420
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	2,195	2,424
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-D, 6.50% 9/1/2054	740	834

158	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	USD12,710	$14,276
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-C, 6.00% 3/1/2056	5,550	6,195
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047	3,745	3,775
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.25% 1/1/2050	5,960	6,359
Turnpike Auth., Turnpike System Rev. Bonds, Series 2023, 5.50% 1/1/2053	4,000	4,248
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	14,020	15,164
		69,226
Oregon 0.49%
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2043	2,000	2,205
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2044	1,500	1,636
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2026	110	110
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2032	950	959
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2037	570	573
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2029	1,710	1,855
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2025-A, 5.00% 4/1/2030	1,000	1,110
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029	300	318
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030	300	322
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035	275	290
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	1,750	1,803
GO Bonds, Series 2017-C, 5.00% 6/1/2033	2,500	2,584
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2036	500	573
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2037	460	524
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2042	1,395	1,596
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2044	1,500	1,674
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2045	1,800	1,985
GO Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	780	780
GO Bonds (Veteran’s Welfare Bonds Series 104), Series 2019-R, 3.50% 12/1/2049	1,325	1,328
GO Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	1,805	1,784
GO Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	410	429
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	1,265	1,369
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2034	325	386
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2031	600	684
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2035	500	599
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2042	700	785
Health and Science University, Rev. Bonds, Series 2016-B, 3.375% 7/1/2039	2,275	2,202
Health and Science University, Rev. Green Bonds, Series 2021-A, 3.00% 7/1/2051	16,205	11,461
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	845	846
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048	2,105	2,106
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049	945	949
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049	500	503
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050	785	793
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052	10,215	10,125
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2023-A, 5.50% 7/1/2053	7,465	8,097
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	14,115	15,841
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2042	1,750	1,958
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2043	1,600	1,770
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2044	2,100	2,295
Oregon City School Dist. No. 62, GO Bonds, Series 2025-B, 5.00% 6/15/2045	2,000	2,163

American Funds Tax-Exempt Income Funds	159

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	USD2,000	$2,000
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2038	1,720	1,985
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2049	1,940	2,043
City of Portland, Sewer System Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2054	3,625	3,786
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039	1,445	1,475
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037	1,000	1,078
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040	1,000	1,064
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 5.00% 5/15/2027	125	128
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	3,950	3,353
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	4,250	3,364
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2026	225	226
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027	125	128
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	2,295	2,185
Springfield School Dist. No. 19, GO Bonds, CAB, Series 2015-B, 0% 6/15/2039	1,000	603
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029	2,435	2,560
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030	2,075	2,179
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 9/1/2036	1,000	960
		118,487
Pennsylvania 3.22%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2054	2,950	2,843
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2059	3,100	2,953
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, AGI, 4.00% 1/1/2046	6,580	6,210
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-B, 5.00% 1/1/2051	1,000	1,016
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032	4,350	4,553
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033	3,500	3,656
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 4/1/2037	3,120	3,128
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047	2,500	2,513
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.577% 2/1/2037 (c)	4,815	4,835
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	8,560	8,597
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039	2,105	2,101
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033	250	264
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2049	2,000	2,078
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2024-A, 5.00% 12/1/2055	2,000	2,067
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,565	2,672
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2029	2,995	3,140
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	400	408
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	1,250	1,301
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2037	425	430
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037	800	810
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	1,000	982
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047	100	98
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	955	1,029
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	1,749	1,783
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026	120	121
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2028	205	209
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032	585	597
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033	445	454

160	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	USD1,700	$1,714
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2031	500	501
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2031	400	418
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 4.00% 1/1/2033	300	300
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2039	645	660
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2032	55	57
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.466% 6/1/2037 (c)	19,490	19,147
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, AGI, 5.00% 4/1/2030	925	990
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	870	963
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	3,470	3,490
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	795	803
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	1,065	1,068
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	245	247
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	450	458
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	50	54
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	1,500	1,132
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	690	515
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	5,700	6,032
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2042	4,000	4,111
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2046	1,000	874
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	1,375	1,394
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	735	741
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2040	1,000	1,118
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2041	1,000	1,106
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2049	8,000	8,375
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2016, 5.00% 3/15/2026	230	231
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2025-B, 5.00% 3/15/2036	1,015	1,155
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2040	2,850	2,822
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 4.00% 2/15/2041	7,550	7,418
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2041	5,750	5,645
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2042	1,100	1,059
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2043	1,000	942
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046	1,000	739
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2029	1,000	1,069
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 4/1/2030	500	535
Erie County School Dist., Limited Tax GO Bonds, Series 2019-C, AGI, 5.00% 6/1/2030	4,000	4,071
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, AGI, 5.00% 6/1/2033	6,000	6,097
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026	4,000	4,035
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027	2,000	2,070
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,108
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031	3,500	3,680
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032	3,000	3,152
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	3,000	3,145
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034	3,000	3,140
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	1,275	1,288
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,500	1,326
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035	7,000	7,094
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042	3,500	3,553
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049	3,400	3,043

American Funds Tax-Exempt Income Funds	161

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037	USD1,525	$1,585
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2024-B-1, 4.00% 11/1/2042	1,250	1,198
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031	5,000	4,947
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031	3,320	3,285
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032	6,000	6,007
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034	6,500	6,521
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	705	705
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	13,375	12,624
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	335	335
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047	425	369
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	5,635	5,654
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	845	845
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 3.40% 10/1/2049	2,115	1,713
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	1,705	1,697
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051	8,395	8,350
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	13,930	13,678
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	2,210	2,304
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	7,325	7,812
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-143-A, 6.25% 10/1/2053	460	502
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	5,805	6,319
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	5,585	6,102
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035	5,869	5,898
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase I), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	2,895	2,916
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Bonds (Fairhill Phase II), Series 2025, 3.15% 1/1/2046 (put 7/1/2029)	1,050	1,058
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2031	305	309
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	1,195	985
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	1,585	1,271
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	695	701
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	1,675	1,833
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2026	165	166
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2027	210	215
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2028	210	219
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2029	190	201
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2030	200	215
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Luthercare Project), Series 2025-A, 5.00% 12/1/2055	1,370	1,332
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 3.38% 8/15/2038 (c)	11,455	11,309
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035	4,000	4,000
County of Lehigh, Industrial Dev. Auth., Special Obligation Rev. Bonds (West Hills Business Center Project), Series 2014, 6.50% 7/1/2032	2,365	2,368
Maxatawny Township, Municipal Auth. Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2022-A, 5.00% 1/1/2040	250	260
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (e)	35,635	36,235
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038	1,000	1,002
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039	1,000	996

162	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044	USD2,500	$2,279
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,240	1,243
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	7,195	7,295
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	19,000	19,221
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046	3,495	3,388
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,000	950
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	3,755	3,807
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2028	205	208
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2037	100	100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2038	175	174
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 3.25% 12/1/2039	125	112
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	850	854
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049	3,595	3,520
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039	20,090	20,113
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043	1,000	1,018
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046	7,500	7,513
Pennsylvania State University Bonds, Series 2018, 5.00% 9/1/2048	5,955	6,071
Pennsylvania State University Bonds, Series 2024, 5.25% 9/1/2054	3,570	3,780
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031	1,500	1,526
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033	2,750	2,795
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028	1,000	1,021
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, AGI, 4.00% 7/1/2040	3,660	3,643
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	155	161
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	550	517
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	500	466
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2024-A, 5.50% 7/1/2053	5,000	5,366
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042	1,000	1,075
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052	3,000	3,028
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052	3,000	3,040
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2023-B, AGI, 5.50% 9/1/2053	3,000	3,203
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027	3,905	3,965
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2027	500	507
Philadelphia School Dist., GO Bonds, Series 2016-F, BAM, 5.00% 9/1/2027 (preref. 9/1/2026)	5	5
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	11,000	11,155
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2029	10,000	10,141
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2029	1,250	1,328
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030	1,990	2,018
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2031	1,600	1,695
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2032	1,000	1,057
Philadelphia School Dist., GO Bonds, Series 2015-A, 5.00% 9/1/2035	1,400	1,403
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2035	1,000	1,050
Philadelphia School Dist., GO Bonds, Series 2021-A, 5.00% 9/1/2035	6,320	6,964
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2036	3,500	3,596
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2037	3,700	3,789
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2037	3,765	3,868
Philadelphia School Dist., GO Bonds, Series 2018-A, 5.00% 9/1/2037	1,850	1,934
Philadelphia School Dist., GO Bonds, Series 2019-A, 4.00% 9/1/2038	4,270	4,355
Philadelphia School Dist., GO Bonds, Series 2021-A, 4.00% 9/1/2046	10,500	9,620

American Funds Tax-Exempt Income Funds	163

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-NATL, 5.00% 6/1/2034	USD11,000	$12,637
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2032	1,000	1,149
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, AGI, 5.00% 9/1/2033	1,250	1,454
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, AGI, 5.00% 6/1/2027	9,820	10,175
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD CME Term SOFR + 0.83%) 3.546% 12/1/2031 (c)	1,700	1,692
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2030	330	333
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2031	195	197
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	525	447
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032	1,000	1,042
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033	1,500	1,562
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2036	3,250	3,271
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039	3,410	3,497
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039	1,200	1,233
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040	4,000	4,075
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040	1,000	1,075
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041	2,175	2,215
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2041	9,530	9,584
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042	3,125	3,160
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042	5,500	5,632
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2042	2,735	3,057
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043	8,140	8,168
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043	2,735	2,745
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.00% 12/1/2043	1,790	1,971
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	2,075	1,983
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	20,450	21,310
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	4,000	4,143
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2044	700	776
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046	2,000	1,853
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2046	20,960	21,014
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046	9,000	9,387
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046	4,250	4,428
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047	11,220	11,364
Turnpike Commission, Turnpike Rev. Bonds, Series 2023-A, 5.00% 12/1/2048	5,000	5,197
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	24,265	24,778
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2049	6,825	7,090
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	9,000	8,138
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2050	7,000	7,438
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051	7,490	5,408
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051	3,320	2,448
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051	5,000	4,498
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051	5,515	4,931
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.25% 12/1/2054	9,000	9,459
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-A, 5.25% 12/1/2055	10,000	10,508
Turnpike Commission, Turnpike Rev. Bonds, Series 2025-B, 5.25% 12/1/2055	3,000	3,159
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2043	2,935	3,218
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2025-2, 5.00% 12/1/2044	4,500	4,877
		786,287
Puerto Rico 1.31%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	415	436
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033 (a)	2,580	2,725
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	23,445	24,384
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	1,855	1,923
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	2,295	2,393
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	2,080	1,980

164	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.148% 7/1/2029 (c)	USD18,540	$18,045
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	157,217	103,174
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	108,222	72,103
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	995	997
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,870	1,865
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029	2,100	2,245
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039	2,400	2,502
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	3,840	3,905
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	45	46
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	21,623	20,890
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	5,499	1,756
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	8,985	1,878
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	11,858	11,801
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	5,028	5,004
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	4,646	4,440
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	12,463	12,219
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	243	218
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	48,926	17,038
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	10,000	3,483
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,250	1,249
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	5	5
		320,174
Rhode Island 0.20%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032	640	644
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034	1,505	1,513
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036	500	502
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037	250	251
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	2,130	2,136
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046	10,010	10,027
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	1,365	1,246
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	3,865	3,429
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	2,125	2,147
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049	4,050	4,024
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049	3,300	3,315
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049	1,565	1,579
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	6,635	6,573
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 76-A, 3.00% 10/1/2051	5,870	5,810
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053	1,570	1,713
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	3,280	3,284
		48,193
South Carolina 2.15%
Clemson University, Higher Education Rev. Bonds, Series 2025-A, 5.00% 5/1/2055	5,000	5,216
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	5,211	1,841
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035	1,055	982
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, FHA, 4.00% 7/1/2047	85	85
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	265	267
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050	5,555	5,602
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-A, 4.00% 1/1/2050	1,775	1,801

American Funds Tax-Exempt Income Funds	165

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	USD500	$507
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	2,940	2,916
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	3,635	3,709
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	5,650	6,254
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	10,115	11,335
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,420	7,175
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Seneca Mill Lofts Apartments Project), Series 2025, 3.25% 1/1/2046 (put 2/1/2030)	5,880	5,925
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034	805	816
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044	1,280	1,287
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049	4,030	3,940
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026) (a)(d)	6,100	6,176
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2017, 4.00% 11/15/2027	135	135
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 4.00% 12/1/2030	1,410	1,422
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2041	2,000	2,226
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2044	3,000	3,235
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2048	5,000	5,343
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026 (a)	330	332
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	2,500	2,510
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033	1,450	1,464
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047	1,090	1,094
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2045	1,925	2,026
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 5/15/2046	5,000	5,222
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	5,410	5,596
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	25,065	27,080
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2040	10,595	11,202
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2041	5,640	5,660
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 4.00% 12/1/2042	5,690	5,642
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2043	7,750	8,038
Public Service Auth., Rev. Improvement Obligations, Series 2021-B, 5.00% 12/1/2051	6,890	6,960
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2042	1,675	1,830
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.25% 12/1/2050	8,025	8,400
Public Service Auth., Rev. Improvement Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2055	13,905	14,139
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034	900	916
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2035	6,965	7,012
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	1,090	1,109
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2036	13,800	13,888
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036	1,885	1,915
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037	500	507
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	6,825	7,385
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	27,465	27,762
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047	3,570	3,242
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	2,930	2,932
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2042	5,500	6,022
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2049	24,500	25,469
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, 5.00% 12/1/2049	10,750	11,057
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2050	1,070	1,070
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	27,825	28,718

166	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2055	USD1,750	$1,750
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028	2,730	2,787
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	25	25
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030	3,010	3,072
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031	2,620	2,641
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	2,295	2,312
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	3,115	3,137
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034	3,625	3,691
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035	4,270	4,343
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038	5,195	5,284
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	5,000	5,027
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042	5,000	4,958
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2044	2,000	2,132
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045	470	437
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2045	2,000	2,108
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	59,900	54,551
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2047	3,500	3,625
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2048	3,500	3,612
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052	34,450	30,680
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055	32,260	28,263
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	14,997	13,139
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055	11,906	10,431
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047	1,540	1,430
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052	2,030	2,092
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040	6,740	7,311
		523,232
South Dakota 0.28%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 11/1/2034	6,570	6,579
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040	1,750	1,735
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	10	10
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046	115	115
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	220	220
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047	1,785	1,790
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	2,560	2,570
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	2,195	2,221
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	830	837
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050	6,600	6,632
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051	4,250	4,256
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	4,665	4,624
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-B, 3.00% 11/1/2052	715	708
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	420	438
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054	4,725	5,043
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	1,045	1,139
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	6,440	7,068
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	15,020	16,959
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	4,980	5,719
		68,663
Tennessee 0.91%
City of Clarksville, Water Sewer and Gas Rev. Bonds, Series 2021-A, 4.00% 2/1/2051	7,450	6,833
Health and Education Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018, 4.00% 7/1/2040	6,000	5,994
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Parkwood Villa Apartments), Series 2025, 3.15% 12/1/2042 (put 12/1/2027)	750	754
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2046	5,245	5,248
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	16,815	18,468
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	965	965
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 2.45% 7/1/2030	1,760	1,730

American Funds Tax-Exempt Income Funds	167

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034	USD805	$756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	160	161
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043	1,400	1,408
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	150	150
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	235	235
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	175	175
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048	795	795
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	7,230	7,348
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049	2,745	2,768
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	830	838
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,700	1,721
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050	1,435	1,438
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051	1,770	1,756
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 1/1/2052	10,490	10,396
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	315	328
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-2-A, 5.75% 1/1/2054	10,235	10,998
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-1A, 6.00% 1/1/2056	920	1,021
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2025-2-A, 6.00% 1/1/2056	3,140	3,566
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM, 5.00% 7/1/2049	1,220	1,239
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.25% 7/1/2049	1,250	1,292
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.50% 7/1/2054	780	820
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2041	1,895	2,124
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2042	1,900	2,103
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2047	6,705	7,084
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054	3,160	3,294
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	745	752
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046	4,000	4,046
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046	4,000	4,046
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044	8,000	8,317
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054	5,000	4,561
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	24,605	26,426
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027	1,890	1,913
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2026-A, 5.00% 11/1/2034	7,470	8,126
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	56,455	60,859
		222,852
Texas 12.76%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	4,920	5,223
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049	920	929
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036	3,000	3,112
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,750	1,892
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	6,075	5,554
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036	1,000	1,001
Alief Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 2.00% 2/15/2036	1,990	1,679
Allen Independent School Dist. Unlimited Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 2/15/2027	1,375	1,415
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2030	1,000	1,101
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2037	5,085	4,837
Anna Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 2/15/2050	3,115	3,311
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027	1,210	1,242
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042	2,000	2,024
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034	650	668

168	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036	USD915	$937
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037	1,445	1,477
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047	2,625	2,643
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.125% 6/15/2034 (a)	770	771
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.25% 6/15/2039 (a)	1,075	1,049
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	510	472
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	420	382
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	420	380
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034	330	340
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035	1,000	1,027
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036	385	394
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038	900	915
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039	470	476
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	390
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	740	699
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049	535	506
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	970	901
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	6,885	6,272
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	9,260	8,277
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032	1,000	1,005
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034	1,000	1,047
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035	1,000	1,042
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037	1,000	1,031
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051	9,545	6,919
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032	600	646
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047	4,050	4,172
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057	13,120	13,277
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	170	170
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	1,880	1,895
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037	725	728
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042	4,165	4,226
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	1,100	1,096
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048	2,345	2,348
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049	1,725	1,543
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2029	1,500	1,578
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2030	1,000	1,051

American Funds Tax-Exempt Income Funds	169

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2031	USD1,100	$1,155
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM, 5.00% 2/15/2032	1,000	1,048
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2035	2,245	2,341
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2038	1,000	1,035
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	11,495	11,729
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.50% 9/1/2044	1,020	1,025
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.75% 9/1/2048	1,250	1,251
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.625% 9/1/2051	1,105	1,086
Audubon Municipal Utility Dist. No. 1, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.00% 9/1/2054	1,280	1,107
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037	2,660	2,679
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032	1,100	1,120
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033	2,220	2,259
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034	2,000	2,034
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035	1,125	1,143
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036	3,605	3,659
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037	2,000	2,028
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041	2,500	2,527
City of Austin, Airport System Rev. Bonds, Series 2019-A, 5.00% 11/15/2049	5,000	5,071
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2023, 5.00% 11/15/2048	4,750	4,962
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031	1,130	1,152
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032	1,000	1,019
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033	1,000	1,018
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2050	5,000	5,240
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2036	1,000	1,179
City of Austin, Public Improvement and Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2044	4,240	4,570
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035	4,500	4,570
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036	1,565	1,629
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	995	997
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036	6,985	7,086
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041	1,750	1,770
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045	11,795	11,868
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2046	3,800	3,853
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	1,000	1,170
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,625	1,862
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,137
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,500	1,695
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,117
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,106
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,200	1,313
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	1,830	1,982
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	1,090	1,179
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	1,250	1,298
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	4,210	4,210
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036	500	483
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037	1,000	948
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,150	1,119
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2048	1,300	1,127
Berry Creek Highlands Municipal Dist., Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,675	1,435
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033	2,000	2,048
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034	3,105	3,501
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035	6,155	6,293
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036	10,150	10,366
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036	2,745	3,063
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039	2,220	2,236
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040	1,500	1,505
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045	2,500	2,562
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037	1,500	1,519
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038	3,000	3,027
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038	4,200	4,357
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039	1,500	1,511
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040	2,150	2,157

170	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	USD7,245	$7,275
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2046	1,010	932
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2047	1,060	965
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2048	1,115	1,004
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2049	1,170	1,050
Brazoria County Municipal Utility Dist. No. 40, Unlimited Tax Bonds, Series 2025, AGI, 4.00% 9/1/2050	1,230	1,101
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2048	1,220	1,136
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2052	1,220	1,094
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,025	1,006
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2045	1,140	999
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,000	831
County of Brazoria, Municipal Utility Dist. No. 44, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,010	839
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2043	1,000	929
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2049	1,020	884
County of Brazoria, Utility Dist. No. 83, Unlimited Tax Road Bonds, Series 2024, 4.375% 11/1/2054	1,080	936
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043	4,285	4,170
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027	700	706
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028	1,405	1,419
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2029	645	667
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, AGI, 5.00% 7/1/2030	1,000	1,034
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2049	1,165	1,011
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.50% 9/1/2049	1,080	956
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2042	1,000	1,093
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2043	710	769
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 5.00% 2/15/2044	695	746
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	14,475	13,484
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,395	1,580
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	3,335	3,691
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	3,610	3,910
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,670	1,791
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	14,590	13,664
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2025-A, 5.25% 2/15/2050	4,000	4,262
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,045	4,597
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	3,655	3,667
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051	1,315	1,167
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	525	599
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	400	451
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2048	2,000	2,084
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	3,460	3,460
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	765	889
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	1,235	1,400
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2034	6,000	6,918
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2035	4,615	5,288
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2042	1,920	2,079
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046	2,000	2,005
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-A, 5.00% 2/15/2035	2,275	2,583
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	405	409
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033	2,125	2,199
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034	2,300	2,372
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2038	1,085	1,093
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041	1,400	1,411
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042	1,400	1,397
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044	5,000	4,702
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	6,040	5,332

American Funds Tax-Exempt Income Funds	171

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048	USD6,050	$6,119
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048 (preref. 8/1/2028)	420	445
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051	9,295	7,965
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028	500	529
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 3.00% 8/15/2037	1,455	1,372
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	1,465	1,383
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049	3,455	3,164
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027	560	576
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2037	500	550
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,200	1,305
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2049	4,000	3,668
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	3,705	3,316
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036	830	918
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037	790	867
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	660	721
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039	650	706
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	908
County of Colin Municipal Utility Dist. No. 10, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2054	1,090	964
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2045	1,005	972
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2047	1,115	1,053
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2049	1,230	1,147
Comal County Water Control and Improvement Dist. No. 6, Unlimited Tax Bonds, Series 2025, AGI, 4.25% 9/1/2051	1,355	1,257
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2042	1,335	1,471
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2043	1,020	1,112
Comal Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/1/2044	1,055	1,136
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038	455	455
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038 (preref. 2/15/2026)	105	105
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2030	1,000	1,113
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2031	1,400	1,585
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2034	1,500	1,757
Corpus Christi Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025, 5.00% 8/15/2040	1,455	1,630
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	2,500	2,333
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2049	7,820	8,125
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	9,535	8,562
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036	1,000	1,048
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037	1,945	2,031
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038	1,775	1,848
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043	9,240	9,463
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048	7,000	7,092
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2047	1,455	1,399
Cresson Crossroads Municipal Utility Dist. No. 2 Defined Area 3, Unlimited Tax Road Bonds, Series 2024, 4.625% 9/15/2054	1,130	1,044
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029	1,000	1,082

172	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2039	USD2,000	$2,245
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2040	2,000	2,226
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2041	2,750	3,035
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2042	2,500	2,730
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-B, 5.00% 2/15/2043	3,750	4,054
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2037	5,000	5,722
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 11/1/2040	2,500	2,790
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037	6,125	6,279
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037	2,000	2,229
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040	5,125	5,599
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2045	1,025	982
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	1,690	1,725
City of Dallas, GO Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2026	4,225	4,229
City of Dallas, GO Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2027	5,765	5,928
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034	2,000	2,007
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036	1,000	1,002
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037	1,250	1,252
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038	1,000	1,001
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	5,500	5,505
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036	5,400	5,474
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042	8,700	8,890
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046	7,250	7,346
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	10,000	9,052
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2043	4,405	3,057
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2044	1,000	674
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2045	1,000	654
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037	700	712
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038	1,000	1,015
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039	750	758
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040	1,000	1,007
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,500	2,405
City of Denton, Certs. of Obligation, Series 2020, 2.00% 2/15/2034	1,400	1,265
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029	3,500	3,577
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033	14,180	14,458
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035	6,775	6,895
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036	7,500	7,626
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2043	1,170	1,156
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,355	1,343
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2048	1,025	996
Denton County Municipal Utility Dist. No. 16, Unlimited Tax Road Bonds, Series 2025, 4.00% 9/1/2050	1,125	932
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2025-C, 5.00% 8/15/2028	2,500	2,669
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	4,000	4,552
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.50% 4/1/2045	1,230	1,228
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.625% 4/1/2047	1,365	1,354
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2049	1,510	1,500
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.75% 4/1/2051	1,675	1,664
Driftwood Conservation Dist., Unlimited Tax Utility Bonds, Series 2025, AGI, 4.00% 4/1/2053	1,855	1,607
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	5,000	4,504
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2040	1,000	1,096
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.00% 8/15/2042	1,000	1,071

American Funds Tax-Exempt Income Funds	173

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of East Montgomery Improvement Dist., Rev. Bonds, Series 2024, AGI, 5.25% 8/15/2049	USD3,675	$3,878
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040	1,000	1,010
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041	1,000	1,005
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044	1,570	1,529
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047	1,750	1,601
City of El Paso, Water and Sewer Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 3/1/2049	5,000	5,267
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2034	1,100	1,262
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.00% 2/15/2035	1,000	1,155
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2050	2,000	2,126
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.125% 2/15/2049	1,000	922
County of El Paso, Hospital Dist. Rev. Ref. Bonds, Series 2024, BAM, 4.25% 2/15/2054	1,265	1,178
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2037	4,500	5,083
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2041	2,320	2,555
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 8/15/2042	2,265	2,470
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2042	1,000	1,001
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.625% 9/1/2046	1,000	963
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.75% 9/1/2050	1,230	1,184
Flour Bluff Independent School Dist., Unlimited Tax Building Bonds, Series 2025, 5.00% 8/15/2044	2,325	2,493
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2048	2,260	2,344
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	1,750	1,751
Fort Bend County, Toll Road Rev. and Rev. Ref. Bonds, Series 2025, AGI, 5.25% 3/1/2055	25,000	26,216
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034	1,500	1,505
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027	1,080	1,125
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	2,985	2,945
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032	750	794
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033	705	743
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034	1,000	1,047
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029	1,400	1,511
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039	1,205	1,213
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2048	1,430	1,308
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,215	1,031
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2039	1,125	1,139
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.375% 11/1/2041	1,240	1,248
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2043	1,365	1,361
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2045	1,505	1,453
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.50% 11/1/2047	1,660	1,565
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2049	1,830	1,647
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2045	1,260	1,265
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.75% 9/1/2048	1,455	1,455
Fort Bend County Municipal Utility Dist. No. 253, Unlimited Tax Road Bonds, Series 2025, BAM, 4.125% 9/1/2050	1,100	1,002
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2038	2,990	3,344
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	5	5
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2035	1,040	1,085
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2040	1,195	1,179
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2043	1,080	1,029
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2046	1,270	1,139
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.125% 9/1/2049	1,490	1,300
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.375% 4/1/2053	1,050	910
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2045	1,335	1,302
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2047	1,480	1,408
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.375% 6/1/2049	1,645	1,541
Galveston County Municipal Utility Dist. No. 59, Unlimited Tax Bonds, Series 2025, AGI, 4.50% 6/1/2051	1,830	1,740
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046	1,900	1,755
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049	1,200	1,068
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051	2,250	1,990
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2040	1,250	1,400
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2041	1,700	1,890
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,197
City of Garland, GO Rev. Ref. and Improvement Bonds, Series 2024, 4.00% 2/15/2044	2,450	2,413
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2048	11,630	12,079

174	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 2.00% 8/15/2034	USD2,075	$1,864
GO Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 2/15/2038	4,500	4,144
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049	2,635	2,467
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045	8,500	8,093
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049	8,480	7,778
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049	10,135	10,466
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	13,170	12,001
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037	3,170	3,400
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2043	1,155	1,188
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2046	1,135	1,044
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 5.00% 12/1/2047	1,145	1,158
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2050	1,130	1,011
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2044	1,340	1,200
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.125% 9/1/2049	1,710	1,422
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.50% 9/1/2049	1,290	1,219
County of Harris, Municipal Utility Dist. No. 532, Unlimited Tax Road Bonds, Series 2025, BAM, 4.625% 9/1/2052	1,155	1,093
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.50% 4/1/2046	1,035	994
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2051	1,135	1,036
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2050	1,105	937
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036	1,380	1,446
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,655	1,715
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	12,975	13,443
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2029	10,490	11,430
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2030	9,910	10,975
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, AGI, 5.00% 11/15/2037	5,155	5,820
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	4,945	5,324
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	1,000	699
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031	2,500	2,633
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033	1,000	1,050
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043	3,000	3,077
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048	1,500	1,412
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2025-A, 5.00% 8/15/2050	9,670	10,177
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	12,435	11,356
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033	1,220	1,235
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041	2,000	2,014
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045	5,000	4,817
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047	7,300	7,334
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	12,550	13,003
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033	90	90
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	12,175	11,779
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026	2,500	2,554
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020-C-3, 5.00% 6/1/2032 (put 12/1/2026)	500	510
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028	1,000	1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032	1,000	1,001
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039	5,000	4,451
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2041	1,000	993
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2042	1,520	1,482
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	26,885	19,411
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040	7,575	7,716
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027	3,100	3,232

American Funds Tax-Exempt Income Funds	175

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2028	USD2,600	$2,720
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030	1,820	1,900
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031	2,250	2,348
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035	12,045	12,139
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 12/1/2045	7,005	7,006
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2045	1,205	1,166
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2045	1,095	1,033
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2048	1,095	989
Harris County Municipal Utility Dist. No. 558, Unlimited Tax Bonds, Series 2025-A, AGI, 4.00% 3/1/2051	1,095	978
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032	1,900	1,974
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	2,450	2,484
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	5,135	5,081
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053	10,465	11,320
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	15,435	17,103
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	27,200	29,953
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	10,625	11,859
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.00% 9/1/2045	1,230	992
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047	6,253	5,620
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	1,350	1,365
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	6,785	6,911
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	8,485	8,394
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053	1,105	1,217
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	6,055	6,708
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028	1,700	1,805
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2029	2,400	2,542
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030	3,825	4,046
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033	1,000	1,053
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034	2,270	2,385
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035	2,000	2,096
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036	8,000	8,361
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037	2,500	2,606
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038	2,500	2,600
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, AGI, 4.25% 7/1/2053	4,000	3,769
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031	8,750	8,824
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 4.00% 11/15/2049	1,030	927
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032	2,000	2,139
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033	5,245	5,837
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036	10,000	10,008
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038	10,000	10,516
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-D, 5.00% 11/15/2039	3,000	3,003
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039	3,475	3,644
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	80	81
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	235	241
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	115	120
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	160	168
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	165	175
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	265	284
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2028	3,060	3,064
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2029	1,000	1,001

176	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2030	USD1,000	$1,001
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2031	1,555	1,557
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM, 5.00% 9/1/2032	1,000	1,001
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	21,685	23,134
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051	3,650	3,387
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2040	750	841
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2042	1,750	1,919
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2043	2,500	2,722
City of Houston, Water and Sewer System Rev. Bonds, CAB, Series 1998-A, AGI, 0% 12/1/2028	16,525	15,277
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2042	2,000	2,198
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,450	1,576
Humble Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2025, 4.00% 2/15/2052	4,410	4,065
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	13,300	12,359
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2040	1,000	1,117
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2041	1,000	1,102
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 5.00% 8/1/2042	1,250	1,362
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.125% 8/1/2049	3,855	3,653
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, BAM, 4.25% 8/1/2054	10,000	9,381
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	2,500	2,606
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	3,075	3,178
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031	125	130
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	440	457
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034	300	311
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043	1,750	1,748
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	840	944
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2037	3,275	3,652
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	3,000	3,232
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	3,000	3,207
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,255
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	900	989
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2041	1,065	1,165
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,300	1,408
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,670	1,790
Joshua Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2044	1,475	1,566
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	6,000	5,495
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033	345	357
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034	360	371
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035	375	385
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036	780	797
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037	810	825
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038	845	858
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039	880	891
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040	615	619
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033	310	321
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034	500	516
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035	300	308
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036	440	449
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037	655	667
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	610	619
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039	895	906
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040	750	755
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045	1,500	1,453
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054	3,800	3,913

American Funds Tax-Exempt Income Funds	177

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	USD1,220	$1,235
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.875% 9/1/2046	1,430	1,411
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2048	1,090	977
County of Kendall, Water Control and Improvement Dist. No. 2B, Unlimited Tax Bonds, Series 2025, 4.375% 9/1/2050	1,215	1,078
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	1,000	1,003
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035	3,080	3,088
Klein Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2031	5,500	6,228
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	1,025	1,144
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,060	1,175
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2041	1,880	2,068
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	1,975	2,150
La Vega Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,100	2,261
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2039	1,055	1,049
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2043	1,045	980
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2047	1,255	1,115
Lago Bello Municipal Utility Dist. No. 1A, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,105	976
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2039	3,000	3,338
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,317
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036	1,205	1,243
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.00% 9/1/2030	1,410	1,461
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.125% 9/1/2033	1,050	1,105
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.25% 9/1/2036	1,235	1,295
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.50% 9/1/2039	1,445	1,509
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	1,195	1,232
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2045	1,995	2,026
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2049	3,205	3,221
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	2,725	2,832
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2030	575	508
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2031	720	616
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2032	720	595
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036	3,000	3,078
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	6,430	5,850
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	6,585	6,591
Lone Star College System, Limited Tax GO Bonds, Series 2017-A, 5.00% 8/15/2032	1,000	1,024
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2046	1,000	957
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051	1,000	922
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,071
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	13,000	13,603
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040	4,415	4,690
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2029	1,525	1,536
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030	2,500	2,701
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031	1,000	1,079
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032	3,700	3,899
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033	1,250	1,315
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2034	1,300	1,303
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034	1,240	1,302

178	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034	USD1,500	$1,606
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2035	850	852
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	1,000	1,081
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037	1,000	1,076
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038	1,000	1,023
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038	1,585	1,698
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039	1,000	1,022
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039	1,565	1,669
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040	810	849
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045	2,015	2,077
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2046	4,000	4,005
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049	5,000	4,413
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050	2,500	2,538
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2024-A, AGI, 5.00% 5/15/2054	21,000	21,464
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2039	1,355	1,499
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2040	2,400	2,636
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2041	2,000	2,188
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2042	2,600	2,816
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2043	2,780	2,979
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2044	3,770	4,003
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036	3,850	3,778
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037	2,920	2,802
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC, 4.40% 5/1/2030	1,450	1,523
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2042	1,005	1,026
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.625% 9/1/2043	1,055	1,075
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.50% 9/1/2044	1,110	1,116
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2045	1,165	1,090
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2046	1,225	1,130
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2044	3,680	3,928
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	330	330
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	2,505	2,502
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053	3,000	2,734
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2040	1,000	1,114
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2042	1,000	1,093
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2043	1,000	1,080
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/1/2044	1,000	1,069
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	4,000	3,634
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2047	3,390	3,533
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	4,620	4,196
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2049	1,005	855

American Funds Tax-Exempt Income Funds	179

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.50% 8/1/2045	USD1,035	$945
County of Montgomery, Fresh Water Supply Dist. No. 6, Unlimited Tax Bonds, Series 2025, 4.375% 8/1/2054	1,095	945
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.125% 4/1/2039	1,425	1,448
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2045	1,430	1,435
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2050	1,610	1,574
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.375% 12/1/2041	1,140	1,152
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2045	1,140	1,106
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.50% 12/1/2048	1,010	950
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.625% 12/1/2051	1,170	1,115
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2046	1,005	908
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.50% 9/1/2050	1,010	893
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2042	1,410	1,419
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2044	1,550	1,512
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2046	1,700	1,604
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2048	1,875	1,726
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2047	1,085	1,052
Montgomery County Municipal Utility Dist. No. 211, Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2052	1,195	1,125
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.50% 11/1/2044	1,455	1,437
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.625% 11/1/2046	1,105	1,074
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.375% 11/1/2048	1,230	1,132
Montgomery County, Municipal Utility Dist. No. 163, Contract Rev. Bonds (East Service Area), Series 2025, BAM, 4.00% 11/1/2050	1,370	1,178
Montgomery Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048	5,005	4,714
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	720	743
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.83% 9/15/2027 (c)	3,695	3,688
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.319% 9/15/2027 (c)	26,370	26,421
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.67 + 1.045%) 3.539% 9/15/2027 (c)	9,050	9,080
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027	7,270	7,538
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	2,570	2,744
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	12,010	13,099
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	46,680	52,587
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	65,500	71,060
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2030	1,000	1,001
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2032	1,565	1,565
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2034	1,250	1,237
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2038	1,000	917
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, AGI, 3.00% 9/1/2046	1,000	772
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049	1,895	1,918
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	465	489
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)	250	263
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	3,180	2,927
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	750	855
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	2,000	2,183
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,190	2,367
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,342
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	5,000	5,224
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049	7,500	7,013
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2036 (a)	1,000	937

180	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	USD1,245	$1,106
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	1,430	1,165
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	1,025	791
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056 (a)	2,490	1,862
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033	6,000	6,085
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2042	2,590	2,888
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2043	3,625	3,987
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2044	7,000	7,613
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.25% 8/15/2045	7,000	7,521
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047	4,000	4,038
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2025-A, 5.50% 8/15/2049	53,000	57,619
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	1,000	1,001
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	1,550	1,550
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049	5,600	4,757
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	2,500	2,434
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)	1,500	1,548
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)	875	903
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	8,380	8,618
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	2,000	1,799
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	30,270	24,934
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2042	1,075	1,001
Newport Municipal Utility Dist. Defined Area No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 4/1/2050	1,650	1,395
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032	4,300	4,974
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2033	1,125	1,191
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2034	910	957
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044	2,500	2,411
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2051	9,070	8,035
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058	2,775	2,353
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	25,000	21,333
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031	2,100	2,144
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033	1,200	1,224
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034	1,250	1,274
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041	15,790	15,793
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039	1,245	1,118
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040	1,265	1,111
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033	1,440	1,473
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034	2,000	2,044
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,200	1,239
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035	2,245	2,293
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036	2,500	2,550
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037	3,000	3,057

American Funds Tax-Exempt Income Funds	181

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038	USD4,855	$5,034
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038 (preref. 1/1/2028)	3,445	3,613
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040	3,215	3,281
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043	33,470	34,358
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038	2,500	2,533
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039	2,500	2,522
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040	2,000	2,000
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041	2,000	1,976
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2041	6,000	6,692
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2043	1,125	1,229
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,430	2,444
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	270	276
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037	18,005	17,342
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.50% 3/1/2044	1,395	1,378
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2046	1,045	931
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2048	1,155	1,013
Northlake Municipal Management Dist. No. 2, Unlimited Tax Road Bonds, Series 2025, AGI, 4.00% 3/1/2050	1,275	1,106
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2031	1,000	1,133
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,236
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	22,870	23,743
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034	1,250	1,294
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035	650	669
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039	1,800	1,819
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2038	875	988
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2040	1,305	1,453
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2042	1,380	1,508
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2043	1,040	1,123
Pampa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2049	4,545	4,732
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048	5,000	5,266
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034	2,500	2,721
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,500	1,628
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036	2,000	2,082
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2036	1,000	1,079
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,000	1,073
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,500	1,604
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2039	3,500	3,503
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	750	799
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2040	3,000	3,002
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,151
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042 (preref. 2/15/2026)	4,000	4,004
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043 (preref. 2/15/2026)	3,750	3,754
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 4.75% 9/1/2049	1,175	1,104
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,250	2,499
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,815	1,991
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,910	2,070
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2044	2,000	2,142
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,500	1,640
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,080
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2050	2,750	2,860
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,000	7,243

182	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	USD11,715	$10,607
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM, 4.00% 5/1/2033	665	666
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.50% 8/15/2045	1,950	1,767
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	2,000	1,734
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041	1,640	1,456
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035	7,150	8,404
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,130	1,089
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2046	1,065	992
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.625% 9/1/2050	1,050	957
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2034	1,250	1,296
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.50% 9/1/2043	1,020	981
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2047	1,260	1,160
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.625% 9/1/2050	1,140	1,039
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028	1,065	1,067
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042	2,500	2,502
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.25% 9/1/2040	1,445	1,389
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.50% 9/1/2045	1,190	1,079
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.375% 9/1/2049	1,240	1,076
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034	325	336
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,000	1,113
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,440	1,483
City of San Angelo, Combination Tax and Rev. Certs. Of Obligation, Series 2023, 4.00% 2/15/2044	1,905	1,862
San Angelo Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2036	3,000	3,508
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2027	3,500	3,500
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2028	5,000	5,000
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	8,350	8,230
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029	4,000	4,051
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2030	415	457
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038	1,750	1,899
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039	2,000	2,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040	2,465	2,648
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040	2,000	2,176
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-A, 5.25% 2/1/2040	2,500	2,825
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-B, 5.25% 2/1/2040	3,730	4,215
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041	1,250	1,268
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041	2,000	2,138
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.00% 2/1/2041	1,250	1,395
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042	4,400	4,714
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043	1,250	1,252
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044	4,000	4,130
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044	2,000	2,112
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044	1,680	1,814
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2044	2,000	2,159
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2044	3,340	3,671
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045	1,600	1,658
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046	5,985	6,169
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048	6,180	6,294
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049	1,000	1,022
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049	23,590	24,166
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2049	4,000	4,180
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054	8,000	8,275
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2054	3,725	3,853
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	5,415	5,419
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	5,765	5,778
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2025-A, 3.08% 2/1/2055 (put 12/1/2028)	5,935	5,990
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.15% 2/1/2055 (put 12/1/2031)	11,115	11,218
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2015-B, 4.00% 5/15/2040	7,000	7,001
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	7,305	8,112
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2041	8,330	9,176
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)	2,000	1,972

American Funds Tax-Exempt Income Funds	183

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2043	USD9,650	$10,434
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2045	2,165	2,246
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2047	10,820	11,423
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 5/15/2048	2,555	2,594
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2048	17,500	18,578
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2021-A, 4.00% 5/15/2051	1,000	918
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2052	11,115	11,750
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 3.00% 5/15/2042	2,000	1,710
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 5.00% 5/15/2046	3,330	3,436
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/15/2052	5,285	5,427
San Jacinto Community College Dist., GO Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046	3,500	3,317
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2048	23,250	24,134
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	4,010	4,388
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2035	465	478
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, AGI, 4.00% 9/1/2037	775	792
Splendora Independent School Dist., Unlimited Tax School Building Bonds (Montgomery County), Series 2023, 5.00% 2/15/2041	1,530	1,667
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2029	375	408
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,940	2,152
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2040	2,210	2,450
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2041	2,000	2,200
Stanton Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	2,835	3,086
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2043	1,000	1,077
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2044	1,000	1,068
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2045	1,000	1,058
Sunnyvale Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2025, 5.00% 2/15/2050	3,500	3,632
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	2,500	2,515
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038	2,500	2,509
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	1,545	1,546
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	1,250	1,250
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	3,775	3,759
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053	1,000	870
County of Tarrant, Hospital Dist., Limited Tax Bonds, Series 2023, 4.00% 8/15/2043	2,500	2,497
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.625% 12/1/2045	1,015	1,012
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.00% 12/1/2049	1,220	1,063
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2029	855	934
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2031	1,000	1,007
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2035	5,000	5,864
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2037	2,000	2,010
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2039	2,400	2,741
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2043	2,800	3,067
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2026-E, 5.00% 11/15/2044	5,945	6,420
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-E, 5.00% 11/15/2052 (put 5/15/2026)	1,000	1,004

184	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045	USD5,000	$4,680
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041	3,000	3,011
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042	2,725	2,677
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047	1,350	1,208
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2052	2,315	2,037
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	3,000	3,001
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	1,500	1,501
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	18,000	20,359
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	13,600	15,671
Terrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.25% 8/1/2042	2,000	2,243
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2040	1,000	1,025
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2053	6,430	5,879
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	7,235	8,022
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM, 5.00% 10/1/2030	1,000	1,114
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 5.00% 10/1/2049	8,580	8,860
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM, 4.375% 10/1/2054	2,000	1,904
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033	1,000	1,030
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2022, 5.25% 5/15/2047	2,735	2,878
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2025-A, 5.00% 5/15/2050	1,000	1,051
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2032	6,030	6,476
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035	1,145	1,172
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036	1,180	1,206
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2042	5,000	5,507
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	7,940	7,168
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.25% 3/15/2054	14,385	15,197
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2043	1,075	1,006
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2045	1,185	1,077
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2047	1,305	1,153
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	1,335	1,167
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2041	6,000	6,641
Transportation Commission, Highway Improvement GO Bonds, Series 2016-A, 5.00% 4/1/2031	3,000	3,013
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2038	850	491
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2039	950	518
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2040	800	411
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	1,425	689
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2043	2,185	943
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2044	2,850	1,162
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.00% 10/1/2050	5,000	5,208
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	20,725	22,074
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	17,300	18,336
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	8,610	9,328

American Funds Tax-Exempt Income Funds	185

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2028	USD26,715	$24,941
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC, 0% 8/15/2029	22,525	20,447
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031	1,000	1,039
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032	1,000	1,038
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2026	3,000	3,003
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030	4,440	4,509
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031	3,040	3,208
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032	2,185	2,303
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033	2,000	2,104
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036	2,000	2,089
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	1,800	1,875
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038	2,100	2,182
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039	2,125	2,203
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044	5,000	5,092
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052	5,000	4,586
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2024-B, 4.00% 8/15/2054	3,000	2,747
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2042	1,325	1,438
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2043	1,250	1,342
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2044	1,350	1,441
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 5.00% 8/1/2049	4,090	4,285
Waco Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 3.00% 8/15/2039	3,365	3,136
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2046	6,305	6,653
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2037	1,000	1,140
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038	1,000	1,025
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2038	1,200	1,360
Water Dev. Board, State Water Implementation Rev. Fund, Reserve Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2053	28,565	29,637
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030	3,920	3,927
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032	3,545	3,637
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 3.00% 10/15/2033	2,000	2,010
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033	2,000	2,047
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034	5,440	5,557
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035	6,510	6,630
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036	9,000	9,088
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037	8,900	9,011
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038	4,000	4,040
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,000	5,751
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040	6,950	6,956
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046	8,000	8,022
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.25% 10/15/2051	35,460	37,461

186	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056	USD5,130	$4,533
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2058	9,700	9,971
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036	360	411
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037	300	340
Waxachie Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,000	1,067
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2049	7,190	6,733
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	6,880	6,291
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2041	1,000	1,104
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2042	1,000	1,091
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044	1,250	1,346
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045	1,000	942
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM, 4.00% 12/15/2060	12,750	11,147
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM, 4.00% 8/15/2033	1,100	1,117
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	2,225	2,484
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2043	2,665	2,890
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2042	1,000	941
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2046	1,195	1,069
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2049	1,040	887
Witchita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/1/2034	5,755	5,226
		3,112,561
United States 1.57%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.837% 3/25/2042 (c)	19,290	20,074
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	35,234	1,839
Freddie Mac, Multi Family Certs., Series 2023, 4.144% 1/25/2040 (c)	33,567	32,668
Freddie Mac, Multi Family Certs., Series 2023, 4.554% 8/25/2040 (c)	13,039	13,148
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.534% 11/25/2042 (c)	27,017	26,352
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	46,658	42,862
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	22,359	21,504
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030	6,890	6,402
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 9/15/2033 (a)	21,645	18,850
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	3,555	3,262
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035 (a)	12,080	10,642
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037	55,495	43,881
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (c)	68,713	60,246
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.686% 10/25/2040 (c)	1,416	1,441
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-9, Class AUS, 4.033% 12/25/2036 (c)	4,311	4,304
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	33,883	28,573
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	11,412	9,166
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (c)	19,706	18,728
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.615% 8/25/2041 (c)	12,106	12,475
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 3.084% 4/25/2043 (c)	8,687	7,463
		383,880
Utah 0.66%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.25% 8/1/2053	1,950	2,050
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037 (a)	5,185	5,169
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2034	1,000	1,161
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.00% 6/1/2035	1,000	1,167
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.25% 6/1/2043	955	1,053
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2050	8,540	9,238

American Funds Tax-Exempt Income Funds	187

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	USD6,875	$7,352
GO Bonds, Series 2020, 3.00% 7/1/2034	2,025	2,027
Housing Corp., Multi Family Housing Rev. Bonds (The Cooperative 1581 Phase I), Series 2025, 3.18% 7/1/2045 (put 2/1/2029)	5,710	5,741
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	2,530	2,745
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	895	986
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	715	795
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	1,765	1,970
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,160	3,570
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,400	4,990
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	3,510	3,514
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	3,465	3,413
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	3,505	3,592
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037	4,260	4,373
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038	4,430	4,526
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039	4,510	4,587
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040	4,795	4,851
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047	5,995	6,049
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038	730	743
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043	1,150	1,158
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048	1,185	1,186
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032	100	114
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037	1,000	1,124
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, NATL, 5.00% 6/15/2035	18,000	21,123
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2040	1,765	1,994
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2041	4,500	5,045
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2042	1,500	1,664
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2025, 5.00% 12/15/2043	4,050	4,492
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	4,790	4,675
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	8,500	7,753
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032	1,000	1,055
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034	1,000	1,052
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035	1,000	1,050
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036	2,000	2,093
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 4.00% 5/15/2041	10,000	10,003
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 3.00% 5/15/2050	2,155	1,594
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 5.00% 5/15/2050	5,000	5,115
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2027	315	324
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2028	450	474
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2030	175	192
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 5.00% 5/1/2031	95	106
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2032	135	144
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2033	150	159
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2034	115	121
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2035	215	226
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2037	300	311
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2039	175	179
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2040	160	163
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2041	175	177
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, AGI, 4.00% 5/1/2046	275	254
		160,782

188	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Vermont 0.06%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031	USD3,300	$3,321
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,200	2,211
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039	1,750	1,754
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046	4,300	4,300
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051	1,000	649
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	1,830	1,251
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048	455	456
		13,942
Virgin Islands 0.06%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,558
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	3,355	3,474
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	7,420	7,908
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	1,000	1,050
		14,990
Virginia 1.25%
Alexandria Redev. and Housing Auth., Multi Family Housing Rev. Bonds (431 S Columbus St Block 4), Series 2024, 3.20% 12/1/2054 (put 6/1/2027)	2,630	2,641
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	3,335	3,130
County of Arlington, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Barcroft-Charlie 2 and Barcroft-Bravo 5), Series 2025, 3.10% 12/1/2055 (put 2/1/2027)	1,370	1,370
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	2,000	2,057
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037	5,000	4,926
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034	1,000	1,214
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029	9,150	9,629
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026	900	902
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028	2,600	2,605
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028	5,755	5,803
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037	1,525	1,594
County of Fairfax, Public Improvement Bonds, Series 2022-A, 4.00% 10/1/2026	5,460	5,522
County of Fairfax, Public Improvement Bonds, Series 2025-A, 5.00% 10/1/2037	2,000	2,306
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	1,010	1,043
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, AGI, 5.375% 7/1/2053 (put 7/1/2043)	5,250	5,553
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	705	726
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	5,280	5,343
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	6,340	6,375
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	2,900	2,820

American Funds Tax-Exempt Income Funds	189

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	USD6,390	$5,886
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	10,500	9,553
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	9,000	8,015
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,410	17,129
Hampton Roads, Transportation Accountability Commission, Rev. Bonds (Hampton Roads Transportation Fund), Series 2024-A, 5.00% 7/1/2054	4,715	4,906
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 3.00% 10/1/2035	475	461
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045	1,420	1,300
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	6,150	6,278
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2033	515	530
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	1,150	1,151
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045	2,165	1,499
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053	1,190	765
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	2,900	3,047
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	3,125	3,240
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048	2,310	2,001
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 3.65% 11/1/2035 (put 10/1/2027)	1,000	1,016
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	7,450	5,259
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	2,640	2,205
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031	2,000	2,032
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.125% 12/1/2026	200	200
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	515	515
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	15,250	14,948
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	41,100	41,102
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	2,145	2,156
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	2,505	2,509
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	279	280
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026	1,140	1,145
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)	15	16
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027	420	421
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051	2,415	2,215
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032	2,500	2,508
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	2,105	2,110
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	2,960	2,963
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	2,500	2,345
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	235
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	1,710	1,729
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	2,250	2,203

190	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	USD9,975	$8,461
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	1,935	2,122
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	1,740	1,866
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	2,275	2,339
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033	1,665	1,755
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	579
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035	1,750	1,841
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	2,370	2,414
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038	5,000	5,073
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	24,010	22,228
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	28,055	24,378
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	7,825	7,916
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,000	2,023
		304,427
Washington 2.51%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	13,500	13,248
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	6,200	6,277
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	4,000	4,007
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	5,230	4,270
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	6,780	6,690
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	1,140	1,065
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	8,435	9,536
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2031	2,000	2,272
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2034	1,000	1,185
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,642
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Convertible CAB, Series 2021-A-2, 4.00% 12/1/2045 (a)	1,200	1,100
GO Bonds, Series 2017-A, 5.00% 8/1/2036	5,000	5,053
GO Bonds, Series 2017-A, 5.00% 8/1/2037	2,500	2,525
GO Bonds, Series 2022-A, 5.00% 8/1/2039	15,330	16,757
GO Bonds, Series 2018-C, 5.00% 2/1/2041	2,000	2,067
GO Bonds, Series 2018-A, 5.00% 8/1/2041	780	798
GO Bonds, Series 2018-A, 5.00% 8/1/2042	4,000	4,085
GO Bonds, Series 2023-A, 5.00% 8/1/2044	4,000	4,261
GO Bonds, Series 2024-A, 5.00% 8/1/2046	16,690	17,621
GO Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035	3,000	3,103
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042	1,200	1,235
County of Grant, Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2023-A, 5.00% 1/1/2039	1,000	1,111
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	9,560	10,122
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037	2,500	2,566
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041	5,000	4,817
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	4,505	3,982
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	16,980	16,997
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	19,155	19,166
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047	15,315	15,415

American Funds Tax-Exempt Income Funds	191

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2029	USD1,800	$1,862
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,000	1,030
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036	2,965	3,037
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	1,205	1,232
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031 (preref. 12/1/2026)	4,625	4,718
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,000	1,020
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	2,180	2,224
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029	1,750	1,751
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030	1,500	1,501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029	1,700	1,810
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033	3,000	3,169
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	49,318	48,396
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.495% 4/20/2037 (c)	44,705	4,255
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	48,733	46,604
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 4.079% 11/20/2041 (c)	19,927	19,351
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/1/2050 (c)	28,555	28,149
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2026	415	418
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2027	705	723
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2030	235	253
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2038	1,590	1,689
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2043	2,225	2,285
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	650	649
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027 (a)	110	111
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	254
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029 (a)	160	163
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-B-2, 4.50% 1/1/2034	10,000	10,023
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	1,770	1,577
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030	920	920
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035	1,400	1,237
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040	1,750	1,451
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043	975	773
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 6/1/2047	135	135
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047	5	5
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	1,015	1,024
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	1,825	1,842
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	3,130	3,102
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	3,560	3,519
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	2,710	2,850
Washington State Housing Finance Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(f)	12,665	469
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	9,645	9,853
Kelso School Dist. No. 458, GO Bonds, Series 2019, 4.00% 12/1/2038	1,680	1,710
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	40,335	33,177
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	18,345	13,419
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	22,180	14,716

192	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	USD10,375	$6,848
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	4,740	3,967
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	2,965	2,925
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2043	2,165	2,385
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-B, 5.00% 6/1/2045	4,645	4,936
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2025-D, 5.00% 6/1/2048	10,000	10,560
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2036	2,500	2,526
Motor Vehicle Fuel Tax GO Bonds, Series 2017-B, 5.00% 8/1/2040	2,500	2,521
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2042	1,125	1,249
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2043	1,500	1,646
Northshore School Dist. No. 417, Unlimited Tax GO and Rev. Ref. Bonds, Series 2025, 5.00% 12/1/2044	2,000	2,169
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2018-A, 4.00% 1/1/2040	10,890	10,928
City of Seattle, Municipal Light and Power Improvement Rev. Green Bonds, Series 2020-A, 4.00% 7/1/2034	1,785	1,874
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 12/1/2051	15,270	15,714
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2022-A, 5.00% 12/1/2052	6,975	7,214
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2049	2,070	2,148
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2054	3,000	3,090
Tacoma School Dist. No. 10, Unlimited Tax GO Bonds, Series 2020-B, 4.00% 12/1/2041	3,205	3,229
University of Washington, General Rev. Ref. Bonds, Series 2025-C, 5.00% 1/1/2030	1,000	1,101
Various Purpose GO Bonds, Series 2021-A, 5.00% 8/1/2033	1,060	1,174
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2040	2,500	2,810
Various Purpose GO Bonds, Series 2026-A, 5.00% 8/1/2041	20,000	22,629
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2042	3,665	3,997
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2045	7,430	7,958
Various Purpose GO Bonds, Series 2025-C, 5.00% 2/1/2047	2,000	2,118
Various Purpose GO Bonds, Series 2025-A, 5.00% 8/1/2048	6,435	6,767
Various Purpose GO Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	7,000	7,052
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2039	3,750	4,292
		612,757
West Virginia 0.07%
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 5.00% 6/1/2038	950	1,050
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	5,250	5,154
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038	1,375	1,260
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Highlawn Place), Series 2026, 2.875% 11/1/2028 (put 2/1/2028)	520	520
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038	2,175	2,375
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043	975	999
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047	6,000	6,213
		17,571
Wisconsin 1.64%
GO Bonds, Series 2021-B, 4.00% 5/1/2039	1,000	1,021
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2035	1,080	1,290
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042	3,380	3,417
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047	2,500	2,260
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036	2,270	2,279
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)	1,670	1,678
Health and Educational Facs. Auth., Rev. Bonds (Aspirus Inc. Obligated Group), Series 2025, 5.25% 8/15/2055	14,000	14,376
Health and Educational Facs. Auth., Rev. Bonds (Bellin Memorial Hospital, Inc.), Series 2022-A, 5.50% 12/1/2052	3,000	3,194
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041	1,590	1,597
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2044	1,700	1,785
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2034	1,360	1,408

American Funds Tax-Exempt Income Funds	193

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, AGI, 4.00% 2/15/2035	USD1,000	$1,034
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,500	2,500
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)	4,035	4,094
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036	3,870	4,052
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037	3,500	3,653
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	29,700	30,117
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029	500	539
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031	500	558
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042	5,000	5,299
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	10,250	10,470
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	2,370	2,371
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-1, 4.40% 8/15/2029	1,600	1,600
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047	3,638	3,174
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	2,050	2,068
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	970	972
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	2,405	2,412
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	2,530	2,571
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	8,535	8,571
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	4,430	4,437
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	1,910	1,891
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	1,755	1,738
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	9,190	10,151
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	3,605	3,934
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,455	2,701
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	5,850	6,521
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	250	172
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,670	1,520
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2034 (a)	1,000	1,003
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040	1,000	1,014
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	1,380	1,104
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	2,925	2,249
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	3,710	2,721
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052	12,285	11,013
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052	7,500	7,576
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, 5.00% 6/1/2034	1,000	1,077
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	32,000	24,268
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044	3,000	3,050
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031	3,115	3,137
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032	3,250	3,272
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040	11,585	11,618

194	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	USD12,038	$12,039
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, AGI, 5.00% 3/1/2041	4,850	4,853
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)	24,060	24,780
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	945	987
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2034	370	416
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.25% 7/1/2042	7,000	7,483
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.375% 7/1/2047	5,635	5,892
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.50% 7/1/2052	2,425	2,538
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	4,130	4,345
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	1,280	1,301
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,400	1,404
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	6,965	7,255
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	1,025	873
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	1,625	1,540
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	5,275	5,029
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	15,900	13,149
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	1,000	806
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	13,515	9,796
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	6,095	4,523
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2045	1,150	1,165
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2050	2,850	2,904
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2055	4,000	4,055
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	5,545	5,597
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035	1,190	1,227
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036	1,240	1,270
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037	1,290	1,311
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042	3,050	2,946
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047	3,850	3,434
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	1,700	1,458
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,050	1,848
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	1,000	1,039
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,000	829
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2028	175	174
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	4,475	4,590
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	1,530	1,535
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, AGI, 5.00% 7/1/2058	2,000	2,009
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,000	974
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	1,335	1,376
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	1,920	1,936
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	1,145	1,126

American Funds Tax-Exempt Income Funds	195

The Tax-Exempt Bond Fund of America® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, AGI, 5.00% 7/1/2058	USD11,250	$11,206
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034	1,125	1,166
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	1,080	759
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051	8,500	7,673
		399,143
Wyoming 0.04%
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 2.10% 12/1/2035	1,200	1,016
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046	355	356
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049	3,380	3,351
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	675	671
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	1,620	1,644
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053	1,405	1,492
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	695	762
		9,292
Total bonds, notes & other debt instruments (cost: $23,277,545,000)		22,833,310
Short-term securities 6.37%
Municipals 5.26%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.49% 12/15/2028 (a)(c)	16,875	16,875
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.20% 12/1/2033 (c)	24,635	24,635
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.20% 12/1/2033 (c)	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.20% 12/1/2029 (c)	26,200	26,200
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 2.53% 1/1/2046 (put 11/4/2026) (c)(g)	4,800	4,800
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 3.20% 2/1/2048 (c)	11,025	11,025
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 3.20% 2/1/2048 (c)	27,915	27,915
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.65% 11/15/2052 (c)	10,900	10,900
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.00% 4/1/2029 (put 3/2/2026) (g)	2,000	2,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	22,850	23,113
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.50% 2/1/2035 (c)	8,100	8,100
State of Colorado, Educational Loan Program Tax and Rev. Anticipation Notes, Series 2025-B, 5.00% 6/30/2026	10,000	10,113
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 3.35% 9/1/2040 (put 6/1/2026) (g)	2,855	2,859
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.28% 10/1/2050 (c)	38,530	38,530
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.00% 7/1/2034 (put 3/2/2026) (g)	4,000	4,001
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.85% 7/1/2051 (c)	21,380	21,380
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.75% 7/1/2060 (c)	10,000	10,000
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.625% 12/1/2048 (put 5/1/2026) (g)	2,000	2,000

196	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.10% 8/1/2044 (c)	USD8,650	$8,650
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.15% 8/1/2044 (c)	14,295	14,295
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.40% 12/1/2039 (c)	17,320	17,320
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.15% 2/15/2041 (c)	24,355	24,355
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 3.20% 12/1/2051 (c)	13,000	13,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.20% 8/1/2035 (c)	8,300	8,300
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.25% 5/15/2053 (c)	15,000	15,000
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 3.15% 5/15/2053 (c)	13,900	13,900
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	9,265	9,265
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.65% 12/1/2034 (put 3/2/2026) (g)	5,000	5,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.10% 4/1/2042 (c)	15,075	15,075
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2009-B, 2.40% 5/5/2026	15,000	15,004
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.35% 11/15/2038 (c)	20,000	20,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.25% 11/15/2047 (c)	15,450	15,450
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-D, 2.23% 12/1/2030 (c)	14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 3.20% 12/1/2030 (c)	15,500	15,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-J, 3.20% 11/1/2035 (c)	39,300	39,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-E, 3.20% 11/1/2035 (c)	13,500	13,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.25% 11/1/2035 (c)	20,115	20,115
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.20% 6/1/2043 (c)	12,160	12,160
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.20% 2/15/2033 (c)	12,950	12,950
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.25% 3/1/2040 (c)	10,400	10,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.15% 6/1/2041 (c)	5,575	5,575
State of New York, New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 3.20% 4/1/2036 (c)	8,775	8,775
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.15% 3/1/2039 (c)	23,615	23,615
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.30% 4/1/2042 (c)	42,170	42,170
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.20% 3/1/2042 (c)	30,780	30,780
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-2, 3.20% 4/1/2042 (c)	1,680	1,680
State of New York, New York City GO Bonds, Fiscal 2021, Series 2021-3, 3.20% 4/1/2042 (c)	1,275	1,275
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2007-CC-1, 2.28% 6/15/2038 (c)	13,785	13,785
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2013, Series 2013-AA-2, 2.15% 6/15/2046 (c)	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 3.20% 6/15/2049 (c)	20,000	20,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-4, 3.20% 6/15/2050 (c)	9,900	9,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 3.20% 6/15/2048 (c)	23,255	23,255
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.20% 6/15/2053 (c)	2,800	2,800

American Funds Tax-Exempt Income Funds	197

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.20% 2/1/2045 (c)	USD21,450	$21,450
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 3.20% 8/1/2041 (c)	41,425	41,425
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.25% 8/1/2042 (c)	44,905	44,905
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 3.20% 11/1/2054 (c)	48,000	48,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.20% 1/1/2032 (c)	21,410	21,410
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.20% 1/1/2035 (c)	29,675	29,675
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 2.23% 11/15/2028 (c)	3,080	3,080
State of Ohio, County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 3.32% 12/1/2027 (put 6/1/2026) (g)	1,595	1,597
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 2.625% 12/1/2046 (put 5/1/2026) (g)	12,495	12,495
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 20008-B-5, 2.65% 2/17/2026	29,145	29,149
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.25% 1/1/2039 (c)	8,300	8,300
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 2.82% 1/15/2045 (c)	2,400	2,400
State of Ohio, Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.00% 11/1/2035 (put 3/2/2026) (g)	820	820
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.20% 5/1/2048 (c)	44,700	44,700
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.28% 1/1/2033 (c)	925	925
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (HV Land Co. Apartments), Series 2022, 3.35% 6/1/2044 (put 12/1/2026) (g)	2,140	2,143
State of Tennessee, Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Stone Bridge Lofts Project), Series 2022-C, 3.35% 4/1/2026	1,700	1,700
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.25% 4/1/2032 (c)	3,010	3,010
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.25% 7/1/2034 (c)	5,500	5,500
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 3.25% 7/1/2038 (c)	965	965
State of Texas, Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.20% 1/1/2041 (put 1/1/2027) (g)	940	940
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.25% 11/1/2041 (c)	10,500	10,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.29% 5/15/2034 (c)	5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.29% 5/15/2034 (c)	25,000	25,000
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.20% 11/1/2038 (c)	33,000	33,000
State of Texas, Board of Regents of Texas A&M University System, IAM Commercial Paper, Series 2026, 2.42% 5/5/2026	17,000	17,005
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2025-A, 2.73% 2/3/2026	15,000	15,001
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.20% 11/1/2036 (c)	13,000	13,000

198	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America® (continued)
Short-term securities (continued)		Principal amount (000)	Value (000)
Municipals (continued)
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.30% 2/15/2038 (c)		USD31,025	$31,025
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (c)		27,250	27,250
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (c)		12,975	12,975
			1,282,420
	Weighted average yield at acquisition
U.S. Treasury bills 1.11%
U.S. Treasury 2/19/2026	3.554%	272,000	271,537
Total short-term securities (cost: $1,553,818,000)			1,553,957
Total investment securities 99.99% (cost: $24,831,363,000)			24,387,267
Other assets less liabilities 0.01%			3,534
Net assets 100.00%			$24,390,801
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	9,541	4/6/2026	USD1,989,224	$(3,272)
5 Year U.S. Treasury Note Futures	Long	1,414	4/6/2026	154,026	(385)
10 Year Ultra U.S. Treasury Note Futures	Short	3,092	3/31/2026	(352,971)	2,649
30 Year Ultra U.S. Treasury Bond Futures	Short	250	3/31/2026	(29,359)	715
					$(293)
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$35,635	$36,235	0.15%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $888,853,000, which represented
3.64% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	For short-term securities, the mandatory put date is considered to be the maturity date.

American Funds Tax-Exempt Income Funds	199

The Tax-Exempt Bond Fund of America® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development

Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit

NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

200	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 91.49%	Principal amount (000)	Value (000)
Alabama 2.94%
Lower Alabama Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2033 (put 9/1/2033)	USD1,600	$1,704
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-B, AMT, 4.625% 6/1/2055 (put 6/1/2032) (a)	9,325	9,402
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	21,325	21,810
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2026-B, 5.00% 12/1/2034	4,870	5,270
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-B, 5.00% 10/1/2035	28,980	30,242
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-G, 5.00% 10/1/2035	31,970	34,389
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-F, 5.00% 12/1/2035	23,500	25,385
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	895	987
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	5,945	6,389
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	24,140	26,013
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-E, 5.00% 12/1/2055 (put 5/1/2035)	7,585	8,140
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2025-C, 5.50% 11/1/2056 (put 8/1/2034) (a)	4,685	5,037
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	12,610	13,629
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	4,000	4,044
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	4,140	4,186
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	19,550	19,979
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2025-D, 5.00% 12/1/2055 (put 8/1/2035)	11,150	11,966
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	280	282
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	9,295	9,514
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	1,055	1,138
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-B, 5.00% 9/1/2033	6,230	6,577
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2025-A, 5.00% 11/1/2035	1,425	1,533
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	12,420	13,552
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)	3,510	3,878
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	13,400	14,546
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054	2,225	2,243
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056	1,110	1,038
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	8,220	8,301
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)	1,755	1,928
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030	4,510	4,529
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	555	611
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043	900	970
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	1,680	1,747
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	2,670	2,802
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	4,755	4,582
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	25,875	24,027
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033 (b)	2,500	250
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	10,610	10,610
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM, 5.00% 8/1/2056	850	856
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,675	1,769
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	8,925	9,560
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-A, 5.00% 11/1/2035	6,945	7,399
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	6,130	6,491

American Funds Tax-Exempt Income Funds	201

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 10/1/2055 (put 11/1/2032)	USD8,495	$9,172
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	15,190	15,826
Southeast Energy Auth., Cooperative Dist., Gas Supply Rev. Bonds, Series 2025-F, 5.25% 11/1/2055 (put 11/1/2035)	2,000	2,198
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	10,570	10,664
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)	1,785	1,909
		409,074
Alaska 0.06%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	450	449
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	570	622
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,780	1,781
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029	1,780	1,782
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,335	1,336
		7,751
American Samoa 0.12%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038 (a)	1,340	1,377
Econ. Dev. Auth., General Rev. Bonds, Series 2025-B, 5.25% 9/1/2045 (a)	1,390	1,390
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (a)	515	526
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (a)	620	641
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (a)	1,140	1,191
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2035 (a)	900	963
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038 (a)	9,820	10,481
		16,569
Arizona 2.62%
City of Chandler, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Intel Corp. Project), Series 2022-2, AMT, 5.00% 9/1/2052 (put 9/1/2027)	4,445	4,537
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)	890	891
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033	425	369
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026	85	85
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036	630	615
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046	1,375	1,229
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028	255	256
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033	925	937
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	2,750	2,538
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	5,330	4,587
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026	575	575
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	1,995	1,995
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.16% 1/1/2037 (c)	7,845	7,794

202	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037	USD975	$978
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038	535	531
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039	670	663
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040	715	697
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	885	757
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	725	603
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061	4,510	3,599
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	1,555	1,466
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051	3,970	3,303
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061	3,465	2,765
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039 (a)	3,910	3,912
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049 (a)	7,020	6,378
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054 (a)	5,310	4,723
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	14,090	12,268
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052	4,820	4,022
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057	2,430	1,983
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038 (a)	1,240	1,249
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039 (a)	685	690
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047 (a)	1,960	1,843
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048 (a)	2,220	2,211
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049 (a)	2,560	2,351
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051 (a)	500	471
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053 (a)	3,335	3,336
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054 (a)	1,775	1,599
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2025-A, 4.875% 7/1/2060 (put 7/1/2035) (a)	890	885
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027 (a)	825	826
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037 (a)	600	604
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037 (a)	560	564
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037 (a)	1,330	1,333
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047 (a)	1,885	1,786
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	1,880	1,781
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047 (a)	2,825	2,766
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050 (a)	10,055	9,940
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051 (a)	4,455	4,158
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051 (a)	1,380	1,288
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029	445	440

American Funds Tax-Exempt Income Funds	203

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039	USD4,505	$4,523
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	5,890	5,344
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	1,125	1,015
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040 (a)	1,645	1,555
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050 (a)	2,295	1,861
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038 (a)	1,730	1,739
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048 (a)	2,875	2,876
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040 (a)	2,010	2,036
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	4,580	4,489
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	565	540
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	1,530	1,192
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029 (a)	255	255
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039 (a)	385	387
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049 (a)	705	652
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	8,494	8,668
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.911% 5/20/2033 (c)(d)	140,113	4,547
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	24,891	24,947
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028 (a)	610	610
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046 (a)	4,795	4,478
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.625% 7/1/2045 (a)	470	473
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	820	819
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038 (a)	1,780	1,832
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052 (a)	3,225	3,239
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026 (a)	295	291
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031 (a)	2,990	2,797
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039 (a)	3,105	3,168
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041 (a)	910	833
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)	9,235	7,326
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045	2,735	2,765
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049 (a)	4,235	4,015
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050	3,620	3,012
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051 (a)	2,205	1,768

204	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054 (a)	USD4,470	$4,179
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056 (a)	1,190	933
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	2,875	2,881
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	9,385	8,625
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	7,310	6,227
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049	3,890	2,887
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049	900	668
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Verrado Marketplace Project), Series 2025, 4.375% 5/1/2033 (a)	4,415	4,403
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	1,780	1,695
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,335	2,222
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	7,050	6,205
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	3,610	3,177
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035 (a)	5,615	5,618
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035 (a)	1,335	1,336
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	1,500	1,447
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046 (a)	6,295	6,023
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026 (a)	540	542
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035 (a)	3,140	3,142
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041 (a)	11,385	11,391
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045 (a)	880	851
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	2,475	2,357
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034 (a)	505	505
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	7,550	6,621
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041 (a)	660	578
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051 (a)	2,020	1,537
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057 (a)	610	450
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2039 (a)	585	585
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2049 (a)	1,090	978
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 6/15/2052 (a)	1,910	1,679
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029 (a)	250	251
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034 (a)	350	351
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039 (a)	440	440

American Funds Tax-Exempt Income Funds	205

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049 (a)	USD1,335	$1,226
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051 (a)	3,990	3,045
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	4,805	3,546
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042 (a)	2,665	2,903
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052 (a)	7,550	8,073
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057 (a)	5,550	5,949
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,985	1,868
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	3,150	2,781
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	4,845	4,748
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2059 (a)	3,050	2,652
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	885	759
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038	6,390	6,338
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046	4,890	4,203
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	1,850	1,757
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043	955	891
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	4,025	3,925
		364,677
Arkansas 0.76%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052	17,365	17,420
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053	2,580	2,624
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	48,005	46,734
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	36,580	35,884
Dev. Fin. Auth., Resource Recovery Rev. Bonds (Weyerhaeuser Co. Project), Series 2025, AMT, 3.875% 10/15/2065 (put 10/15/2032)	2,465	2,467
		105,129
California 7.05%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (e)	530	307
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (e)	1,770	1,022
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (e)	2,020	1,170
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031	130	131
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032	140	141
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033	275	278
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	4,450	4,830
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	1,445	1,563
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2035	615	440

206	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	USD665	$451
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (a)	4,400	3,316
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2040	4,450	2,574
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	7,120	3,654
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	13,940	15,511
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	11,565	11,711
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	14,605	15,674
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,785	1,919
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	1,705	1,800
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	4,245	4,554
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	15,805	17,096
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	10,395	11,026
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	7,920	8,347
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	8,785	9,405
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,525	3,743
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	1,085	1,186
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	12,230	13,317
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (a)	5,920	5,040
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	35,830	27,595
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (a)	7,660	6,317
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-2, 4.00% 8/1/2050 (a)	3,735	2,934
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (a)	750	508
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	9,525	7,005
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	27,660	12,429
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (a)	4,910	4,519
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2034	890	671
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2036	980	674
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029	545	548
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (a)	1,575	1,137
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	11,925	8,813
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	2,365	1,664
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 10/1/2056 (a)	1,785	1,464
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	12,645	10,239
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	11,135	8,888
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057 (a)	2,585	1,757
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (a)	2,135	1,576

American Funds Tax-Exempt Income Funds	207

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057 (a)	USD2,670	$1,877
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048 (a)	5,700	3,999
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (a)	17,310	13,332
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	25,825	13,740
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Jefferson-Anaheim), Series 2021-A-1, 2.875% 8/1/2041 (a)	830	781
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	5,478	4,559
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058 (a)	6,443	3,455
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056 (a)	10,670	6,942
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-B, 4.00% 7/1/2058 (a)	10,000	6,215
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	32,815	29,435
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (a)	13,165	9,026
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	3,730	3,101
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	6,265	4,325
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	26,480	19,749
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	19,242	14,690
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (a)	3,575	2,541
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037 (a)	900	924
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	13,000	11,138
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (a)	50,690	41,819
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	1,610	1,133
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (a)	14,855	8,948
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (a)	3,970	3,028
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	35,155	20,149
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	695	626
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	695	595
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	5,780	5,789
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	1,915	1,786
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	1,290	1,274
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2038	1,080	693
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2039	890	543
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2040	890	514
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	29,555	26,650
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible CAB, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035) (a)(e)	8,900	4,384
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2043	2,020	1,875
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	6,690	4,899
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	275	276
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	8,380	8,033

208	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045	USD2,500	$2,335
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	1,222	1,256
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.289% 1/15/2035 (c)(d)	26,484	277
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	5,510	5,757
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	14,733	562
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	845	865
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.799% 11/20/2035 (c)(d)	58,233	2,356
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	5,653	5,648
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036 (d)	31,600	1,366
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	16,301	15,931
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.358% 9/20/2036 (c)	88,994	1,928
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	12,122	12,697
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036	865	866
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	2,245	1,885
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	19,175	1,615
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	305	308
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	955	821
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	105	104
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	240	220
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	585	517
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.25% 5/15/2051	8,015	8,709
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	2,580	2,237
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	120	120
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	2,670	3,096
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	890	1,035
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	890	1,012
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	890	1,019
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2037	1,070	1,189
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2038	320	349
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	670	740
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,880	2,103
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	2,050	2,308
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2039	1,215	1,318
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	455	509
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2040	945	1,054
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	890	993
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	535	574
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	1,125	1,215
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	445	491
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,780	1,949
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2044	460	491
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	500	552
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2045	110	120
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2046	335	363
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,780	1,860
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	2,140	2,218
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	760	789
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,325	1,361
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2052	340	351
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	2,660	2,737
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	640	664
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	890	931
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	145	150
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	3,945	4,153

American Funds Tax-Exempt Income Funds	209

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	USD890	$1,026
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	895	1,025
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,780	1,944
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,785	1,987
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,395	4,950
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2041	295	324
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2043	110	117
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2044	435	466
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	590	612
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	1,780	1,853
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	450	468
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	1,690	1,768
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	14,030	13,401
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	885	924
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	785	800
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	695	704
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042 (a)	10,160	10,313
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,356
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	75	79
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	330	337
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	450	445
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	760	744
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	395	388
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	660	662
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	1,545	1,539
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.326% 11/20/2040 (c)	5,070	5,072
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.537% 2/20/2041 (c)	9,622	9,106
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.00% 11/1/2035 (a)	1,130	1,209
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.125% 11/1/2040 (a)	1,350	1,422
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (a)	465	475
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.625% 11/1/2054 (a)	500	509
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035 (a)	2,035	2,037
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (a)	5,600	5,600
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (a)	750	727
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,255	2,094
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	2,090	1,716
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	3,850	3,510
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046	1,780	1,375
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,555	3,359
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 4.00% 10/1/2049	885	775
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029 (a)	325	326
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049 (a)	1,355	1,229
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (a)	980	864
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	6,105	5,360
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026	460	460
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030	440	440
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038	1,555	1,558
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	90	93
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (a)	175	178
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (a)	235	236
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (a)	150	151
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	375	388

210	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042	USD410	$389
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	445	370
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (a)	465	465
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (a)	1,780	1,616
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	2,005	2,082
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	1,925	1,924
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	620	624
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	13,805	13,929
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	5,265	4,823
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	4,455	3,765
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (a)	11,570	8,276
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	6,535	4,239
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	260	244
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	3,080	2,296
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	715	519
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.924% 7/20/2039 (c)	11,642	11,478
Newport-Mesa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2017, 0% 8/1/2044	1,585	728
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.348% 7/1/2027 (c)	2,695	2,702
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	1,125	1,201
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	535	560
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	865	879
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	2,085	2,107
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,000	1,035
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2039	500	355
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2049	200	140
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	635	610
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2038	155	134
Palomar Health, Certs. Of Part., Series 2017, 4.00% 11/1/2047	145	107
Palomar Health, GO Rev. Ref. Bonds, Series 2017, AGI, 5.00% 11/1/2028	395	396
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2032	40	39
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	4,900	4,702
Palomar Health, Rev. Ref. Bonds, Series 2016, 4.00% 11/1/2039	50	43
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	3,215	3,139
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	2,445	2,170
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	2,220	1,829
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	100	63
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045 (a)	2,890	2,892
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	615	600
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,145	2,196
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	4,550	4,459

American Funds Tax-Exempt Income Funds	211

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	USD15,065	$14,406
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	445	446
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038	3,335	3,451
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	4,040	4,043
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,760	3,884
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	865	736
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	880	823
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	1,360	1,143
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	2,345	1,899
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,610	1,708
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	890	861
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	515	507
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,535	4,443
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,845	3,779
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), CAB, Series 2011-B, 0% 10/1/2039	3,745	2,235
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,000	2,022
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,555	3,591
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	4,695	4,774
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	3,365	3,474
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 3.266% 6/1/2034 (c)	4,240	4,172
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	2,000	2,121
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	1,155	1,207
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,920	1,660
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,015	845
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042 (a)	1,780	1,685
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (a)	1,325	1,122
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	4,305	4,545
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	390	395
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (a)	5,920	5,034
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038 (a)	1,120	1,210
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043 (a)	580	615
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053 (a)	835	873

212	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (a)	USD685	$716
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044	710	712
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031	595	602
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	2,910	2,189
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	2,535	2,043
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052 (a)	1,105	1,067
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (a)	1,035	985
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (a)	400	403
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (a)	1,000	1,002
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (a)	500	504
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (a)	1,000	916
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028 (a)	510	517
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043 (a)	760	748
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (a)	1,850	1,739
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047 (a)	750	708
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (a)	375	351
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037 (a)	360	361
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (a)	1,470	1,366
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (a)	410	428
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052 (a)	2,350	2,197
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (a)	1,460	1,399
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (a)	880	843
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027	85	85
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028	105	104
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030	150	148
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031	405	399
Southern California Public Power Auth., Rev. Ref. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2033	445	517
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	1,470	1,519
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	545	564
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	80	74
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,535	3,961
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (a)	275	284
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (a)	370	376
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	4,985	4,991

American Funds Tax-Exempt Income Funds	213

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	USD1,255	$1,257
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	11,440	11,445
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (a)	720	734
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026 (a)	700	700
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (a)	2,310	2,316
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (a)	3,325	3,208
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053	3,065	3,173
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	3,060	2,912
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-2, 7.00% 9/2/2054	865	830
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	635	639
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	3,860	4,343
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	3,775	4,573
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2040	1,215	1,414
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	2,805	3,492
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	2,365	2,540
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 5/15/2047	210	211
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2045	1,000	1,093
		979,900
Colorado 9.56%
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018-B, 7.25% 12/15/2047 (f)	2,302	2,304
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038	840	852
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047	1,200	1,133
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2031	422	382
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2041	2,387	1,964
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-A, 5.00% 12/1/2050	4,500	3,336
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax GO Bonds, Series 2021-B, 7.90% 12/15/2050 (f)	1,125	1,115
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039 (a)	1,985	1,998
County of Adams, DIATC Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049 (a)	3,000	2,937
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	1,000	990
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	12,463	11,354
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	2,070	2,046
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.50% 12/1/2044 (a)	5,670	5,771
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	9,950	8,301
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2024, 5.75% 12/1/2054 (a)	9,840	9,809
County of Arapahoe, Cooperleaf Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 5.50% 12/15/2036	572	573
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (f)	5,000	3,985
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049	3,610	3,449

214	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	USD658	$656
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031	555	546
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041	3,600	3,163
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055	13,079	10,260
County of Arapahoe, Forest Trace Metropolitan Dist. No. 3, GO Limited Tax Bonds. Series 2023-B, 9.00% 12/15/2047 (a)	994	994
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027	112	112
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 5.125% 12/1/2037	570	570
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,960	5,286
County of Arapahoe, Sky Ranch Community Auth. Board Dist. No. 1, Limited Tax Supported Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	550	547
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033	1,500	1,560
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043	3,555	3,599
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040	6,354	5,282
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039	3,560	3,402
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax GO and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	5,112	4,420
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds, Series 2020-B-3, 8.25% 12/15/2050 (a)(f)	606	607
City of Arvada, Sabell Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050 (a)	4,308	4,198
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	1,625	1,451
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax Convertible GO Bonds, CAB, Series 2025-A-1, 0% 12/1/2055 (6.25% on 12/1/2027) (e)	9,000	8,056
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	29,160	28,818
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax GO Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027) (e)	12,249	10,115
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027	120	120
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2020-B, 7.875% 12/15/2049 (f)	933	934
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027) (e)	47,527	40,888
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051 (a)(f)	6,380	4,993
City of Aurora, Inspiration Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036	703	678
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.25% 12/1/2048	2,000	1,896
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048	11,379	11,404
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2021-B, 7.25% 12/15/2051 (f)	524	524
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041	3,615	3,227
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	3,875	3,129
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 5.25% 12/1/2051 (f)	12,415	11,812
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.00% 12/1/2054	2,500	2,537
City of Aurora, Sky Dance Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 8.50% 12/15/2054 (f)	694	691
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037	1,789	1,802
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037	600	604
City of Aurora, Southlands Metropolitan Dist. No. 1, GO Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047	1,437	1,397
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-A-1, 4.125% 12/1/2031	800	751
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax GO Bonds, CAB, Series 2021-A-1, 5.50% 12/1/2051	3,000	2,535
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.375% 12/1/2039	1,000	1,003
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	8,050	7,969

American Funds Tax-Exempt Income Funds	215

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2022-B, 8.00% 12/15/2039 (f)	USD14,190	$14,230
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041	2,135	1,803
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	34,081	25,817
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible CAB, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027) (e)	6,552	5,498
Belleview Place Metropolitan Dist., GO Bonds, Series 2020-A-3, 5.00% 12/1/2050	1,730	1,651
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.50% 12/1/2051 (f)	4,160	3,430
Town of Berthoud, Berthoud-Heritage Metropolitan Dist. No. 10, Limited Tax GO Bonds, Series 2022-A, 4.75% 12/1/2052	500	412
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048 (f)	2,000	1,951
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.00% 12/1/2045	860	836
Brickyard Metropolitan Dist. No. 1, GO Limited Tax and Special Rev. Bonds, Series 2025, 7.25% 12/1/2057	10,000	9,611
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2040	1,030	1,041
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	11,616	11,025
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	3,000	2,522
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060 (f)	4,544	4,259
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2023-B, 8.25% 12/15/2039 (f)	9,500	9,633
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 5.125% 12/1/2050 (f)	5,389	4,566
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2024-B, 6.75% 12/15/2054 (f)	7,750	7,776
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051 (f)	15,745	12,788
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049 (a)	669	624
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049 (a)	2,748	2,528
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031	1,619	1,525
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,435	1,220
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	5,975	5,743
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2024-B, 6.25% 12/20/2054 (a)	6,590	6,449
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Bonds, Series 2024-C, 8.00% 12/15/2037 (a)(f)	2,580	2,616
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax GO and Rev. Ref. Bonds, CAB, Series 2024-B, 0% 12/15/2054 (5.875% on 12/15/2026) (a)(e)	7,242	6,930
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.50% 12/1/2051 (f)	38,562	30,810
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. Bonds, Series 2024-B, 6.50% 12/15/2054 (f)	3,900	3,878
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 5.00% 12/1/2050 (f)	4,720	3,861
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A-3, 4.50% 12/1/2050 (f)	2,830	2,183
CCP Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2053 (f)	1,165	1,132
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	4,470	4,475
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036	1,620	1,621
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	4,989	4,733
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.00% 12/15/2044	105	111
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, BAM, 5.25% 12/15/2048	745	784
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051 (a)(f)	5,500	4,880
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 4.00% 12/1/2030	1,510	1,505

216	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 5.00% 12/1/2050	USD9,031	$8,536
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029	5,927	5,892
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039	2,000	2,010
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043	6,524	6,297
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	14,368	14,362
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 8.00% 12/15/2054 (f)	9,300	9,263
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039 (f)	3,751	3,818
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	5,186	5,118
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.00% 12/15/2054 (a)(f)	2,345	2,333
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2051 (f)	3,196	2,501
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2050 (a)(f)	12,000	9,979
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 7.625% 12/15/2051 (a)(f)	1,651	1,651
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement GO Bonds, Series 2023, 7.50% 12/1/2053 (f)	2,635	2,404
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2018-B, 7.375% 12/15/2047 (f)	1,138	1,139
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2041	994	987
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051	1,705	1,602
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	9,520	7,090
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	4,500	4,207
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	5,000	5,031
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-A, 6.50% 12/1/2055	6,000	6,085
Copperleaf Metropolitan Dist. No. 5, GO Limited Tax Rev. Ref. Bonds, Series 2025-B, 8.75% 12/1/2055 (f)	2,187	2,183
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.125% 12/15/2054 (f)	4,250	4,117
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2018, 5.00% 12/1/2048	2,468	2,426
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053	2,445	2,175
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	3,920	3,853
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	2,860	2,876
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049 (a)	6,976	6,575
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax GO Bonds (Convertible to Unlimited Tax), Convertible CAB, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027) (e)	20,665	6,692
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Bonds, Series 2022, 7.50% 12/15/2051 (f)	16,508	16,517
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046	13,463	13,465
City and County of Denver, Dedicated Tax Rev. Bonds, CAB, Series 2018-A-2, 0% 8/1/2034	540	384
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,580	9,468
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	21,725	21,753
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051 (f)	6,000	4,732
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2037	1,575	1,746
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. and Improvement Bonds, Series 2025, AGI, 5.00% 12/1/2038	1,750	1,928

American Funds Tax-Exempt Income Funds	217

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045	USD2,240	$1,815
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	5,035	5,059
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039 (a)	2,525	2,536
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 5.125% 12/1/2050	1,270	1,276
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00% 12/1/2055	2,040	2,185
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051 (f)	16,000	14,311
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041	2,070	1,757
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	3,975	3,016
County of Douglas, Cielo Metropolitan Dist., Limited Tax GO Bonds, Series 2021-3, 5.25% 12/1/2050 (f)	2,500	2,179
County of Douglas, Hilltop Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, AMT, 6.25% 12/1/2050	1,390	1,275
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, AGI, 4.50% 12/1/2049	454	438
County of Douglas, Mirabelle Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 6.125% 12/15/2049 (f)	2,100	2,077
County of Douglas, Newlin Crossing Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.375% 12/1/2054 (a)(f)	645	641
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	935	1,048
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2006-B, NATL, 0% 9/1/2037	3,440	1,939
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,000	1,022
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	625	629
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054 (a)	4,395	4,349
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059 (a)	3,960	3,866
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041	75	70
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051	265	217
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	435	340
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049 (a)(f)	4,965	4,971
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051	2,870	2,338
County of El Paso, Wagons West Metropolitan Dist., Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2049	1,145	1,053
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 4.50% 12/1/2031	530	532
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2041	1,250	1,263
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-A, 5.00% 12/1/2051	4,200	4,047
County of El Paso, Waterview II Metropolitan Dist., Limited Tax GO Bonds, Series 2022-B-3, 8.00% 12/15/2051 (f)	2,916	2,915
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	3,020	2,928
County of El Paso, Waterview North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2024-B, 8.00% 12/15/2054 (a)	782	779
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041 (a)	2,900	2,927
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	4,500	4,186
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	6,922	6,904
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-B, 7.125% 12/1/2054 (f)	4,090	4,085
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	4,446	4,649
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax GO Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051 (f)	1,015	882
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-A, 6.00% 12/1/2055 (a)	1,235	1,223
Ellston Park Metropolitan Dist., Limited Tax GO Bonds, Series 2025-B, 8.25% 12/15/2055 (a)	295	294
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 6.95% 12/15/2054 (f)	3,100	3,031
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	4,000	4,030

218	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.25% 12/1/2051 (f)	USD2,450	$1,886
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.125% 12/1/2054 (a)(f)	915	887
Town of Erie, Sunset Parks Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.625% 12/15/2054 (a)(f)	648	643
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,000	1,004
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	7,215	6,896
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026) (e)	1,000	952
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	13,823	11,142
Town of Firestone, St. Vrain Lakes Metropolitan Dist. No. 2, Subordinate Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2024-B, 6.375% 11/15/2054 (f)	3,478	3,451
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	4,945	4,589
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.625% 12/1/2051 (f)	10,130	7,959
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax GO Bonds, Series 2022, 6.125% 12/1/2051 (f)	4,205	3,830
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A-3, 4.625% 12/1/2045 (a)(f)	2,290	1,957
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	21,875	21,397
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051 (f)	24,500	21,536
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.375% 12/1/2051 (f)	12,538	11,162
Green Valley Ranch East Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.875% 12/1/2050	1,000	1,012
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-A, CAB, 0% 12/15/2055 (6.50% on 12/1/2029) (e)	1,500	1,203
Green Valley Ranch East Metropolitan Dist. No. 9, Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055	1,025	1,023
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032 (a)	595	617
City of Greenwood Village, Fiddler’s Business Improvement Dist., GO Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047 (a)	4,075	4,128
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,780	1,842
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051	6,560	4,715
Health Facs. Auth., Rev. Bonds (Colorado Senior Residences Project), Series 2012, 7.125% 6/1/2047 (b)	2,891	231
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	2,000	1,678
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2050	1,200	1,195
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	515	506
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048	2,205	2,171
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042 (b)	1,314	105
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 4.25% 9/15/2038	205	206
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Bethesda Project), Series 2018-A-1, 5.00% 9/15/2048	1,000	976
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	1,510	1,463
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038	5,095	5,186
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042	3,340	3,061
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027	480	491
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028	500	514
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031	2,130	2,182
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032	935	957
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037	2,045	2,079
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047	1,510	1,515
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	5,735	5,738
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041	1,685	1,615
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048	5,350	4,582

American Funds Tax-Exempt Income Funds	219

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Hess Ranch Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A-1, 5.00% 12/1/2049	USD3,500	$3,380
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049	945	958
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054	620	695
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	1,770	1,971
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	2,815	3,205
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2026-C, Class I, 6.00% 11/1/2055	1,775	1,999
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049	5,593	5,362
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041	1,425	1,419
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	3,450	3,196
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (f)	20,000	17,744
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.625% 12/1/2051 (f)	12,205	11,340
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050	3,000	3,003
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041	2,250	2,125
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051	1,770	1,552
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2022, 6.75% 12/1/2051 (f)	17,768	17,657
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	4,121	4,148
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (a)(f)	1,500	1,276
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	2,300	2,317
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	8,176	7,822
Karl’s Farm Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2024-B, 6.20% 12/15/2044 (f)	567	573
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2045 (a)	4,030	4,082
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 5.75% 12/1/2055 (a)	5,220	5,268
Kinston Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-B, 8.25% 12/15/2055 (a)(f)	3,000	2,936
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax GO Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050 (f)	4,065	4,036
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	505
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 8.00% 12/15/2055 (f)	835	832
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021-A, 6.00% 12/1/2048 (f)	4,750	4,487
Legato Community Auth., Limited Tax Rev. Bonds (Dist. Nos. 1, 2, 3, and 7), Series 2021-A-1, 5.00% 12/1/2051	750	628
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,350	2,320
City of Littleton, Mineral Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-B, 8.50% 12/1/2054 (a)(f)	525	522
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	1,600	1,542
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041	6,509	5,882
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	35,443	28,365
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	5,625	4,895
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	5,000	4,859
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021, 5.00% 12/1/2051 (f)	1,600	1,487
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(e)	12,093	9,059
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051 (f)	6,590	5,847
Town of Monument, Willow Springs Ranch Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 6.50% 10/15/2054 (a)(f)	645	641

220	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047	USD1,000	$1,000
Palisade Park North Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2021-B, 5.25% 12/15/2051 (f)	2,412	2,191
Town of Parker, Belford North Metropolitan Dist., GO Limited Tax Bonds, Series 2020-A, 5.50% 12/1/2050	4,429	3,990
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	36,049	33,269
Town of Parker, Overlook Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051 (f)	731	667
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	1,735	1,607
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-B, 8.00% 12/15/2049 (f)	614	615
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2019-A, 5.375% 12/1/2048	1,410	1,389
County of Pasco, River Landing Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2020-A, 4.125% 5/1/2040 (f)	675	672
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-B, 7.875% 12/1/2040 (a)(f)	985	1,002
Poudre Heights Valley Metropolitan Dist., Limited Tax GO Bonds, Series 2024-A, 5.50% 12/1/2054 (a)(f)	975	917
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028	1,165	1,233
County of Pueblo, North Vista Highlands Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2021-B, 9.00% 12/15/2051 (f)	4,003	1,906
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034	890	915
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036	4,043	4,047
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046	2,585	2,586
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048 (f)	3,500	2,726
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	3,912	4,023
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.125% 12/1/2039	1,100	1,152
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 5.75% 12/1/2054 (a)	2,300	2,309
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.50% 12/1/2054	3,000	3,103
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.25% 12/15/2054 (a)(f)	2,100	2,090
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.75% 12/15/2054 (f)	1,840	1,831
Sterling Ranch Community Auth. Board Dist. No. 2, Limited Tax Bonds, Series 2025-B, 6.875% 12/15/2055 (f)	570	572
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2025-B, 8.00% 12/15/2055 (a)(f)	1,840	1,840
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. Bonds, Series 2025-A-2, 6.25% 12/1/2055 (a)	5,616	5,641
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039 (f)	4,953	3,925
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051 (f)	9,413	6,660
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039 (f)	743	743
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049 (f)	1,590	1,421
Timnath Lakes Metropolitan Dist. No. 1, GO Limited Tax Bonds, Series 2022-B, 6.375% 12/15/2052 (f)	1,586	1,570
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Series 2022-B, 6.00% 12/15/2052 (f)	4,243	3,915
Timnath Lakes Metropolitan Dist. No. 3, GO Limited Tax Bonds, Convertible CAB, Series 2022-A, 4.00% 12/1/2052	7,902	6,389
Tow of Eagle, Haymeadow Metropolitan Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.125% 12/1/2054	1,500	1,537
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax GO Rev. Ref. Bonds, Series 2024-B, 6.875% 12/15/2052 (f)	1,375	1,373
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	462
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 5.875% 10/1/2055 (a)	1,235	1,257
Vail Home Partners Corp., Housing Facs. Rev. Bonds, Series 2025, 6.00% 10/1/2064 (a)	2,200	2,246
Water Valley Metropolitan Dist. No. 2, GO Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040	825	827
County of Weld, Red Barn Metropolitan Dist., Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2025-A, 5.50% 12/1/2055	2,000	2,007
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051	20,925	16,947

American Funds Tax-Exempt Income Funds	221

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2042	USD3,600	$3,203
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2022-A-3-1, 5.00% 12/1/2051	9,465	7,520
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax GO Bonds, Convertible CAB, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027) (e)	4,390	3,205
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028 (f)	19,500	18,000
Westwood Metropolitan Dist., Limited Tax GO Bonds, Series 2021-A, 4.00% 12/1/2051	2,000	1,717
City of Wheat Ridge, Legacy Community Auth., Limited Tax Rev. Bonds, Series 2025-A, 6.75% 12/1/2055	5,750	5,832
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(f)	30,510	29,713
Willow Bend Metropolitan Dist., Limited Tax (Convertible to Unlimited Tax) GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	474
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	7,536	6,633
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(f)	8,750	7,996
Town of Windsor, Prairie Song Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021, 6.00% 12/1/2051 (f)	9,237	9,129
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2021, 4.125% 12/1/2051	3,392	2,426
Town of Windsor, Water Valley Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2024-A, 5.25% 12/1/2054 (f)	600	588
		1,328,794
Connecticut 0.77%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036 (a)	850	854
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041 (a)	1,000	964
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044 (a)	1,590	1,687
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	5,630	4,813
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	5,050	5,369
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027	10	10
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031	20	21
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039 (a)	1,000	1,010
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044 (a)	1,000	974
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2014-E, 5.00% 7/1/2042	1,600	1,602
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2026-A, AGI, 5.50% 7/1/2051	1,555	1,666
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053 (a)	1,460	1,363
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045 (a)	1,295	1,163
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055 (a)	1,625	1,356
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045	1,655	1,560
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052	2,650	2,711
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040	465	459
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041	1,055	982
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051	1,395	1,110
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026	250	253
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027	135	139
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028	180	188
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029	490	519
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035	655	662
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036	1,210	1,147

222	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036	USD215	$217
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037	2,095	1,742
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037	760	768
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2025-B-1, AMT, 4.75% 11/15/2037	750	776
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	985	985
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	215	216
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	680	682
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053	1,115	1,197
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054	715	778
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054	525	585
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026 (a)	955	959
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	13,640	13,657
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035 (a)	11,035	11,486
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	11,140	11,234
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	1,900	1,925
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	15,185	15,399
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	2,895	3,029
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	4,880	4,978
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	885	942
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.375% 10/1/2045	1,515	1,566
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.50% 10/1/2055	925	945
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	810	812
		107,460
Delaware 0.09%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046	300	276
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 4.00% 10/1/2040 (put 10/1/2035)	600	612
Econ. Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-B, 5.00% 11/15/2048	1,170	1,173
Health Facs. Auth., Rev. Bonds (Christiana Care Health System), Series 2026, 5.25% 10/1/2051	2,305	2,424
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	6,580	7,280
		11,765
District of Columbia 0.30%
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-A-1, FHA, 2.50% 3/1/2042	4,525	3,528
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	2,660	2,409
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2050	1,805	1,885
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2025-A, 5.25% 7/15/2055	1,585	1,663
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 10/1/2050	4,450	4,554
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	1,220	1,342
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.50% 10/1/2054	5,780	6,050
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053	7,110	6,095
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039	1,240	1,275
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036	1,150	1,153
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	3,155	3,158

American Funds Tax-Exempt Income Funds	223

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	USD2,505	$2,446
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.00% 6/1/2034	650	670
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041 (a)	1,250	1,225
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-A, 5.00% 7/1/2048	735	726
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048	3,750	3,702
		41,881
Florida 5.00%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040	1,795	1,741
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040	940	912
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046	1,425	1,215
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046	1,555	1,326
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030	335	326
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040	1,165	1,056
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050	1,000	814
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	1,085	1,089
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048	6,215	6,036
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053	4,840	4,615
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	1,660	1,661
Braddock Lakes Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2025, 5.75% 5/1/2055	2,325	2,297
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044	2,115	2,000
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.125% 6/15/2044 (a)	400	413
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.50% 6/15/2054 (a)	275	280
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.625% 6/15/2059 (a)	445	456
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029	1,000	1,061
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030	1,000	1,074
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033	1,335	1,417
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	500	525
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041 (a)	710	633
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051 (a)	1,505	1,152
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056 (a)	1,275	958
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038 (a)	985	987
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048 (a)	2,595	2,398
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039 (a)	1,145	1,045
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054 (a)	2,150	1,710
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041 (a)	235	226
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056 (a)	915	778
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049 (a)	1,490	1,385
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054 (a)	3,880	3,552

224	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	USD595	$595
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037 (a)	4,625	4,642
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047 (a)	8,800	8,247
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029 (a)	335	335
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037 (a)	1,205	1,210
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039 (a)	995	998
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047 (a)	2,730	2,568
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049 (a)	2,625	2,442
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052 (a)	1,595	1,463
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054 (a)	1,865	1,696
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	45,785	39,166
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	197,160	16,697
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	4,935	4,085
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	3,830	3,706
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2044 (a)	1,345	1,304
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043 (a)	1,110	1,143
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053 (a)	3,160	3,213
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058 (a)	1,935	1,972
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 5.625% 6/15/2044 (a)	405	412
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.00% 6/15/2054 (a)	650	659
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.125% 6/15/2060 (a)	800	812
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	2,625	2,522
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	6,115	5,585
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	5,790	5,210
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053 (a)	1,175	1,081
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058 (a)	1,540	1,404
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	615	624
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	2,395	2,412
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	1,800	1,782
County of Clay, Sandridge Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021-A-1, 3.875% 5/1/2041	435	417
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026	235	234
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.30% 5/1/2045	1,215	1,216

American Funds Tax-Exempt Income Funds	225

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 5 Master Improvements Project), Series 2025, 5.60% 5/1/2056	USD1,000	$991
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	1,685	1,685
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048	2,895	2,862
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052	2,020	1,694
Cypress Preserve Community Dev. Dist., Special Assessment Rev. Bonds (Assessment Area No. 2), Series 2019, 4.00% 11/1/2039	370	351
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	250	248
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052 (a)	3,670	3,396
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056 (a)	1,670	1,556
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	622
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.25% 6/1/2044 (a)	2,185	2,176
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2054 (a)	2,400	2,337
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059 (a)	2,665	2,572
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041 (a)	1,095	1,038
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051 (a)	915	784
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033	675	687
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042	890	811
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042	1,780	1,786
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	1,780	1,717
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050	995	946
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	555	453
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	3,145	2,968
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043 (a)	2,000	2,140
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053 (a)	4,910	5,157
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055	880	681
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Tampa General Hospital Project), Series 2026-A, 5.25% 8/1/2051	1,990	2,061
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030 (a)	1,445	1,422
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	3,240	3,170
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025-A, 6.125% 6/15/2050 (a)	1,820	1,877
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050 (a)	3,500	3,062
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2025, 6.00% 6/15/2055 (a)	2,215	2,248
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035	2,105	2,253
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038	4,610	4,854
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052	8,560	6,975
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AGI, AMT, 5.25% 7/1/2053	2,560	2,522
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AMT, 5.50% 7/1/2053	4,000	3,000
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Project), Series 2024, AMT, 5.25% 7/1/2047	3,390	2,543
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050 (a)	1,780	1,696
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055 (a)	1,780	1,662
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036 (a)	1,420	1,352

226	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041 (a)	USD1,170	$1,030
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046 (a)	1,205	949
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055 (a)	600	435
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	22,910	23,145
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029	7,450	7,723
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	50,150	46,753
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	4,545	4,559
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025, AMT, 4.45% 7/1/2037 (put 4/2/2030) (a)	9,070	9,183
Edgewater East Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.60% 5/1/2041	1,000	883
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2031	2,000	2,147
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052	4,155	3,611
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2034	6,000	6,467
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.25% 11/1/2035	4,580	4,923
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2036	2,200	2,389
Greater Orlando Aviation Auth., Special Purpose Airport Facs. Rev. Bonds (United Airlines, Inc. Project), Series 2025, AMT, 5.50% 11/1/2037	3,630	3,927
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	500	502
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	500	424
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028	1,040	1,047
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	320	327
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2055	510	506
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035	665	692
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Keiser University Project), Series 2025, 6.25% 7/1/2055 (a)	6,820	6,852
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045	890	807
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	885	664
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055	3,205	2,656
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	295	309
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044	1,530	1,584
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055	2,190	2,231
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	535	538
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	350	385
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,275	1,406
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	475	526
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	1,185	1,330
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	980	1,092
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 3.50% 5/1/2041	500	435
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	1,210	960
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 5.875% 5/1/2045	800	804
KD52 Community Dev. Dist. No. 1, Special Assessment Rev. Bonds, Series 2025, 6.125% 5/1/2056	4,815	4,808
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 5.75% 5/1/2045	1,105	1,140
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057	4,950	5,062
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 5.80% 5/1/2045	1,340	1,393

American Funds Tax-Exempt Income Funds	227

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Ranch Southeast Project), Series 2025, 6.00% 5/1/2056	USD3,900	$4,018
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 4.00% 11/1/2040	505	487
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052	1,645	1,546
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057	6,040	5,615
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044	2,240	2,310
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	890	871
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	2,390	2,415
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044	180	181
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	435	409
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031	345	332
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031	140	135
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036	720	652
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036	465	421
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.00% 6/15/2045 (a)	1,530	1,575
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.25% 6/15/2055 (a)	7,530	7,708
Local Government Fin. Commission, Educational Facs. Rev. Bonds (Bridgeprep Academy Projects), Series 2025-A, 6.125% 6/15/2065 (a)	12,850	12,967
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025B-1, 6.75% 11/15/2055 (a)	3,000	3,137
Local Government Fin. Commission, Senior Living Rev. Bonds (Fleet Landing at Nocatee Project), Series 2025-A, 6.875% 11/15/2064 (a)	4,840	5,068
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035	405	405
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,670	1,636
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037	890	904
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	980	984
County of Manatee, Artisan Lakes East Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-1, 4.00% 5/1/2051	215	175
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	435	424
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.25% 5/1/2051	865	760
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037	1,545	1,546
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	11,260	11,435
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, AGI, 4.00% 8/1/2051	2,670	2,414
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059 (a)	6,665	6,771
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	540	540
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	6,035	6,079
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	9,245	8,859

228	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	USD15,190	$12,969
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051	3,500	2,500
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.00% 5/1/2034	1,505	1,527
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.20% 5/1/2039	890	894
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.55% 5/1/2044	865	845
Middleton Community Dev. Dist. A, Special Assessment Rev. Bonds (City of Wildwood), Series 2024, 4.75% 5/1/2055	2,760	2,560
Mirada II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021, 4.00% 5/1/2051	1,100	895
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 4.50% 5/1/2031	170	174
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	510	523
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.40% 5/1/2054	825	832
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 5/1/2036	1,720	1,723
City of North Port, West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 5/1/2036	1,085	1,085
City of North Port, West Villages Improvement Dist., Special Assessment Rev. Bonds (Unit of Dev. No. 7), Series 2021, 3.50% 5/1/2041	810	689
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045	3,825	3,825
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042	4,170	3,994
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047	5,935	5,215
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2025-A, 5.00% 10/1/2050	2,675	2,798
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 5.75% 11/1/2047	500	497
Ormond Crossings West Community Dev. Dist., Special Assessment Bonds (Master Infrastructure Project), Series 2025, 6.00% 11/1/2057	2,750	2,721
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	4,450	4,515
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,110	1,119
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	110	109
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036	900	902
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041	220	218
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042	580	600
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053	1,065	996
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055	3,250	3,011
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037	1,600	1,623
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036	1,520	1,522
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, AGI, 5.75% 9/1/2054	580	624
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046 (a)	1,740	1,337
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056 (a)	3,545	2,965
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	1,465	1,501

American Funds Tax-Exempt Income Funds	229

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039	USD2,730	$2,763
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039	880	891
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	1,400	1,320
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	650	570
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030	1,085	1,091
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035	4,270	4,197
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040	125	121
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036	2,275	2,289
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039	665	665
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041	3,035	2,894
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,725	2,725
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	1,720	1,425
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	7,810	6,307
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	750	751
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036	1,780	1,786
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2021, 4.00% 5/1/2052	435	348
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013 (b)	3,584	1,039
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	6,990	6,111
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055	3,395	2,838
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036	890	865
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041	670	607
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046	4,145	3,398
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	2,310	1,803
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032	1,495	1,498
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045	210	210
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037	1,915	1,927
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042	3,865	3,872
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047	3,240	3,071
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052	5,950	5,433
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048	1,065	1,037
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027	160	161
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030	105	106
Six Mile Creek Community Dev. Dist., Capital Improvement and Ref. and Rev. Ref. Bonds (Assessment Area 2, Phase 3B), Series 2021, 3.40% 5/1/2041	1,750	1,533
Six Mile Creek Community Dev. Dist., Capital Improvement and Rev. Ref. Bonds (Assessment Area 3, Phase 1), Series 2021, 3.50% 5/1/2041	630	559
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051	1,775	1,271
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042	1,780	1,734

230	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047	USD2,980	$3,001
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 6.75% 5/1/2039	1,323	1,276
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013 (b)	3,490	2,374
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 4.125% 5/1/2040 (put 10/1/2027)	500	485
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	1,205	1,206
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045	1,325	1,326
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050	3,090	2,740
Triple Creek Community Dev. Dist., Special Assessment Bonds (Villages Q & R Project), Series 2021, 3.125% 11/1/2041 (a)	790	658
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 3.25% 5/1/2041	1,470	1,263
City of Venice, Laurel Road Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2021-A-1, 4.00% 5/1/2052	1,290	1,043
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	376
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037	885	902
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	4,205	3,976
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052	2,670	2,455
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.50% 1/1/2055 (a)	2,220	2,184
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-A, 5.625% 1/1/2060 (a)	6,940	6,899
Verano #3 Community Dev. Dist., Special Assessment Bonds (Phase 1 Assessment Area), Series 2021, 3.375% 5/1/2041	500	439
Viera Stewardship Dist., Special Assessment Rev. Bonds (Village 2 - Series 2021 Project), Series 2021, 4.00% 5/1/2053	1,500	1,197
Village Community Dev. Dist. No. 16, Special Assessment Rev. Bonds, Series 2025, 5.125% 5/1/2056	4,600	4,579
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	845	824
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041	2,160	1,849
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	5,310	3,912
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	135	138
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.20% 5/1/2039 (a)	835	837
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	915	890
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	2,670	2,680
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	10,070	9,633
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031	3,010	3,012
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037	1,755	1,756
		695,162
Georgia 1.15%
City of Atlanta, Airport General Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	885	920
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.00% 7/1/2036	600	676
City of Atlanta, Airport General Rev. Green Bonds, Series 2025-B, AMT, 5.25% 7/1/2050	9,020	9,363
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	1,560	1,552

American Funds Tax-Exempt Income Funds	231

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Atlanta, Dev. Auth. Rev. Bonds, (Gulch Enterprise Zone Project), CAB, Series 2024-A-1, 0% 12/15/2048 (6.50% on 6/15/2028) (a)(e)	USD3,070	$2,767
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	1,780	1,846
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, CAB, Series 2017-B-2, 0% 1/1/2044	1,631	— (g)
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040 (b)	6,000	3,240
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031 (a)	1,000	969
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042 (a)	3,710	3,263
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	4,540	3,737
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052	9,405	5,995
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	1,705	1,754
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045	4,445	4,191
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.00% 6/15/2043 (a)	500	506
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053 (a)	1,550	1,551
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058 (a)	1,110	1,088
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2055 (a)	1,535	1,583
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/1/2064 (a)	2,705	2,771
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033	885	918
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026	395	395
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031	1,125	1,117
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036	865	825
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041	830	739
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	940	743
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2038	835	916
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2039	800	872
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2040	645	696
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	4,800	4,923
County of Fulton, Residential Care Facs. for the Elderly, Retirement Fac. Rev. Ref. Bonds (Lenbrook Square Foundation, Inc. Project), Series 2016, 5.00% 7/1/2036	435	436
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	865	820
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031 (a)	1,755	1,724
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036 (a)	2,055	2,119
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054 (a)	1,000	946
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-2, AMT, 3.10% 12/1/2031	1,025	1,025
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037 (a)	1,065	1,081
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047 (a)	1,930	1,936

232	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052 (a)	USD2,710	$2,718
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026	890	903
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,335	1,416
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043	770	782
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	5,700	5,702
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,485	3,691
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)	8,390	8,991
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	12,100	12,971
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	3,555	3,845
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	11,240	12,166
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	5,855	6,326
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2055	3,305	3,449
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060	7,645	7,647
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046	295	267
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028	8,165	8,253
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049	2,400	2,137
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044	2,650	2,486
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	6,000	6,000
		159,753
Guam 0.35%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	225	247
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035	240	265
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040	465	502
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043	1,110	1,163
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030	450	486
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031	565	618
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2031	490	535
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	10,360	10,558
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2038	365	404
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.25% 1/1/2040	500	546
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	16,370	15,984
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030	890	901
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040	5,540	5,627
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028	405	428
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029	665	716
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	2,680	2,869
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	3,135	3,293
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,675	1,686
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033	415	428
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035	355	365
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034	890	982
		48,603
Hawaii 0.40%
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2043	1,520	1,620
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2045	1,425	1,485
Airports System Rev. Bonds, Series 2025-A, AMT, 5.25% 7/1/2051	3,560	3,702
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	2,505	2,665
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-A, AMT, 3.10% 5/1/2026	2,250	2,243
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	29,680	29,713
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	4,145	3,777

American Funds Tax-Exempt Income Funds	233

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds., Series 2023, 7.25% 5/15/2052 (a)	USD5,775	$5,837
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041	3,590	3,234
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2024-A, 5.25% 7/1/2054	1,370	1,465
		55,741
Idaho 0.36%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034	2,150	2,152
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044	6,415	6,417
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047	1,335	1,342
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 3.80% 10/1/2031	550	547
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.00% 10/1/2033	1,330	1,327
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.25% 10/1/2039	1,600	1,573
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.50% 10/1/2050	5,395	4,705
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	4,305	3,717
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030 (a)	540	543
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040 (a)	1,465	1,438
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049 (a)	1,720	1,730
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054 (a)	2,670	2,325
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049	2,675	2,500
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2025-A, 4.00% 8/15/2050	4,880	4,558
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	9,065	9,948
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	4,195	4,670
		49,492
Illinois 6.33%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033	1,425	1,452
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041	3,765	3,810
City of Chicago, Board of Education, Capital Improvement Tax Bonds, Series 2016, 6.00% 4/1/2046	11,670	11,828
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034	1,365	1,408
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2026	2,245	2,283
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.50% 12/1/2031	7,000	7,510
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032	4,125	4,255
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 5.00% 12/1/2032	7,500	7,866
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	500	514
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035	3,565	3,632
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	970	983
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038	1,830	1,838
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	4,255	4,257
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	5,845	5,782
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	5,000	5,000
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	1,310	1,307
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	12,725	12,149
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	750	716
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046	2,560	2,574
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046 (a)	30,800	31,584
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	3,680	3,783
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 5.75% 12/1/2050	16,160	16,324
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	19,115	20,246

234	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	USD110	$111
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 1999-A, NATL, 5.50% 12/1/2026	1,105	1,118
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027	1,125	1,146
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2027	1,600	1,630
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2027	700	726
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 12/1/2027	500	509
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	500	526
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	2,000	2,101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2028	500	517
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029	1,000	1,024
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	830	873
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	1,100	1,115
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-A, 5.00% 12/1/2030	1,610	1,654
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-D, 5.00% 12/1/2030	2,495	2,563
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.25% 12/1/2030	350	369
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030 (a)	5,135	5,393
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	1,400	1,417
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	1,550	1,620
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2031	500	509
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2019-B, 5.00% 12/1/2032	650	663
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2032	1,655	1,784
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	250	260
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034	890	890
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035	5,510	5,448
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035	2,020	1,997
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	985	992
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2035	1,745	1,888
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	7,115	7,131
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 5.00% 12/1/2040	6,650	6,650
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	3,785	3,483
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2041	1,000	1,077

American Funds Tax-Exempt Income Funds	235

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042	USD3,665	$3,308
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2042	8,550	9,116
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2042	710	757
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042 (a)	13,430	13,892
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043	10,570	9,374
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2043	12,535	13,275
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 6.00% 12/1/2043	5,000	5,295
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-B, 6.00% 12/1/2044	9,315	9,791
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2025-C, 5.50% 12/1/2045	17,695	17,791
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	5,920	5,652
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	6,265	5,122
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2028	6,680	6,066
City of Chicago, GO Bonds, Series 2019-A, 5.00% 1/1/2029	1,450	1,509
City of Chicago, GO Bonds, Series 2021-A, 5.00% 1/1/2033	85	90
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2037 (a)	233	224
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	5,904	5,623
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2038 (a)	1,844	1,756
City of Chicago, GO Bonds, Series 2025-B, 5.50% 1/1/2041	775	837
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	905	991
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2044 (a)	3,952	3,311
City of Chicago, GO Bonds, Series 2024-A, 5.25% 1/1/2045	2,665	2,682
City of Chicago, GO Bonds, Series 2025-E, 6.00% 1/1/2045	890	954
City of Chicago, GO Bonds, Series 2021-B, 4.00% 1/1/2049 (a)	2,667	2,048
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	12,930	13,538
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	1,350	1,342
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	2,000	2,110
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039	3,835	4,087
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040	2,450	2,598
City of Chicago, GO Bonds, CAB, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)	2,000	1,951
City of Chicago, GO Project and Rev. Ref. Bonds, CAB, Series 2008-C, 0% 1/1/2031	2,165	1,834
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	1,250	1,267
City of Chicago, GO Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2041	890	915
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2055	22,800	23,788
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, BAM, 5.00% 1/1/2060	6,865	6,816
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2025-E, AMT, 5.50% 1/1/2060	3,500	3,636
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2032	3,565	3,987
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	5,125	5,125
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	34,620	34,259
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2029	4,725	4,139
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2029	6,200	5,431
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	9,240	7,477
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, NATL, 0% 12/1/2031	7,115	5,757
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050	900	785

236	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051	USD11,605	$11,606
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055	2,670	2,264
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057	6,835	6,861
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049	4,510	4,649
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, AGI, 5.25% 1/1/2048	5,080	5,270
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, AGI, 5.25% 1/1/2058	1,795	1,860
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, AGI, 4.00% 1/1/2052	450	395
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029	890	905
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030	625	636
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, AGI, 5.00% 11/1/2035	1,040	1,073
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., GO Bonds, Series 2004-A, AGI, 5.75% 6/1/2034	1,805	2,082
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax GO Bonds, Series 2017, BAM, 5.00% 12/1/2047	4,580	4,607
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	2,612	2,619
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037	1,805	1,828
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047	2,815	2,718
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2032	100	108
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	200	176
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 5.00% 7/1/2033	110	120
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2025-A, 4.25% 7/1/2041	190	195
Fin. Auth., Rev. Bonds (Ascension Health Alliance), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	60	61
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2034 (preref. 2/15/2027)	190	195
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 5.00% 2/15/2036 (preref. 2/15/2027)	190	195
Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	1,855	1,887
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041	885	890
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)	3,335	3,415
Fin. Auth., Rev. Bonds (Friendship Village of Schaumburg), Series 2017, 5.125% 2/15/2045 (b)	6,042	181
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034	3,195	3,223
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035	1,350	1,357
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	12,825	12,937
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	15,535	15,670
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049	3,340	2,643
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037	1,085	1,084
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050	2,220	1,533
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026	915	919
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026	890	902
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028	1,990	2,016
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030	1,335	1,352
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031	1,465	1,483
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035	1,275	1,292
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050	3,190	2,675
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034 (preref. 2/15/2027)	220	223
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	70	71
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)	5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046	1,510	1,469
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049	1,645	1,572
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048	1,200	917
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.125% 11/1/2046	690	696
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2050	1,330	1,339
Fin. Auth., Rev. Bonds (The Moorings of Arlington Heights), Series 2025, 5.375% 11/1/2055	1,900	1,909
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2044	165	179
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034	890	912
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028	885	879
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030	1,695	1,670
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032	925	847

American Funds Tax-Exempt Income Funds	237

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033	USD2,665	$2,563
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038	280	231
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038	7,135	6,516
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031 (b)	601	30
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036 (b)	321	16
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047	980	903
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052	960	857
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039	740	745
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040	4,450	3,976
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	2,290	2,293
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	3,605	3,605
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	3,705	4,045
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2030	845	852
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037	5,385	5,140
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	4,225	4,248
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	13,795	15,013
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	2,660	2,541
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	1,105	1,039
GO Bonds, Series 2021-B, 4.00% 1/1/2030 (a)	1,877	1,903
GO Bonds, Series 2021-B, 4.00% 1/1/2035 (a)	342	340
GO Bonds, Series 2016, 4.00% 6/1/2036	2,295	2,296
GO Bonds, Series 2019-C, 4.00% 11/1/2040	1,000	973
GO Bonds, Series 2021-B, 3.00% 12/1/2040	6,380	5,396
GO Bonds, Series 2021-B, 3.00% 12/1/2041	4,485	3,705
GO Bonds, Series 2022-A, 5.50% 3/1/2042	2,360	2,558
GO Bonds, Series 2019-C, 4.00% 11/1/2042	2,080	1,986
GO Bonds, Series 2019-C, 4.00% 11/1/2044	1,645	1,523
GO Bonds, Series 2020-C, 4.25% 10/1/2045	440	415
GO Bonds, Series 2024-B, 5.25% 5/1/2047	690	717
GO Bonds, Series 2025-F, 5.25% 9/1/2047	2,670	2,782
GO Bonds, Series 2024-B, 5.25% 5/1/2048	1,035	1,071
GO Bonds, Series 2024-B, 5.25% 5/1/2049	890	920
GO Rev. Ref. Bonds, Series 2016, AGI, 4.00% 2/1/2030	55	56
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046	70	70
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	1,410	1,396
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	100	101
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050	3,440	3,413
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051	560	555
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	1,880	1,862
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	2,230	2,235
Housing Dev. Auth., Rev. Bonds, Series 2023-D, 5.50% 10/1/2053	715	776
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053	5,855	6,560
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054	3,855	4,204
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,185	1,330
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	1,445	1,597
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	3,905	4,396
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2026	545	547
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, AGI, 5.00% 4/1/2031	695	729
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, AGI, 5.00% 4/1/2035	660	686
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034	935	937
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035	995	1,014
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 1994, BAM, 0% 6/15/2028	890	831
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2030 (escrowed to maturity)	115	102

238	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2037	USD2,665	$1,754
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, NATL, 0% 6/15/2028	1,990	1,856
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2032	6,105	4,897
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2033	3,110	2,448
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2033	9,615	7,426
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2034	890	674
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2034	14,125	10,476
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2035	990	701
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 6/15/2038	4,700	2,953
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2039	3,380	1,969
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2012-B, 0% 12/15/2051	6,780	1,858
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2015-A, AGI, 0% 12/15/2052	1,830	493
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	3,150	3,257
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053	1,780	1,750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2012-B, AGI, 0% 12/15/2051	6,975	1,985
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040	770	771
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042	9,000	8,764
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047	2,345	2,065
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050	11,120	9,568
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	9,005	8,997
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052	10,325	8,750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053	1,050	1,041
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057	4,005	3,915
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2002-A, NATL, 0% 12/15/2031	2,515	2,094
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2037	1,240	816
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2037	2,085	1,339
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	1,420	849
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2039	1,555	906
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2040	1,470	828
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2040	5,505	3,012
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2041	3,915	2,046

American Funds Tax-Exempt Income Funds	239

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2043	USD3,385	$1,611
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2044	7,120	3,161
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, AGI, 0% 6/15/2046	1,810	702
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2012-B, BAM, 0% 12/15/2051	4,900	1,394
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, BAM, 0% 12/15/2054	36,245	8,751
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-B, 0% 12/15/2054	18,000	4,166
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	30,740	6,645
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, 0% 12/15/2056	2,255	466
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM, 4.00% 10/1/2043	440	412
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2035	950	971
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2036	1,920	1,952
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2037	1,455	1,473
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2038	2,120	2,136
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2039	2,225	2,234
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2039	360	361
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2040	2,180	2,179
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM, 4.00% 4/1/2041	2,195	2,170
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM, 4.00% 10/1/2041	345	342
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038	1,780	1,791
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	1,780	2,002
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2042	3,835	4,128
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2045	1,110	1,162
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2025-A, 5.00% 1/1/2046	3,285	3,392
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, CAB, Series 1999-A, NATL, 0% 4/1/2029	1,170	1,034
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028	890	925
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029	1,780	1,879
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2030	5,335	5,418
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2031	2,265	2,300
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, AGI, 5.25% 6/15/2032	1,250	1,269
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), CAB, Series 2001, AMBAC, 0% 6/15/2026	890	880
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044	1,335	1,376
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034	1,905	1,907
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047	1,048	1,048
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 3.125% 3/1/2027	1,003	1,003
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2034	4,439	4,449

240	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	USD1,076	$1,076
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 5.00% 3/1/2032	3,805	3,812
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, AGI, 4.00% 3/1/2036	6,580	6,584
		880,575
Indiana 0.96%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	935	882
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051	625	529
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056	1,160	955
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029	1,780	1,650
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039	5,815	6,544
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	6,420	6,441
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041	1,780	1,783
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.25% 10/1/2044	2,850	3,112
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-3, 5.00% 10/1/2059 (put 10/1/2033)	1,630	1,839
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043	1,780	1,555
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050	10,355	8,863
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	6,005	6,492
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	7,030	7,175
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	5,370	5,299
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	5,820	6,026
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	7,165	6,932
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	3,630	3,591
Fin. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2025-A-1, 5.00% 11/15/2043	1,240	1,337
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033	2,145	2,211
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038	2,130	2,174
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043	2,065	2,080
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046	6,985	6,997
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048	4,000	3,922
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	1,200	1,156
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043	4,675	4,170
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051	1,670	1,341
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	8,270	7,885
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037	8,530	8,408
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	205	206
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	395	392
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030	335	354
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031	335	356
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	375	403
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	225	242
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2034	285	308
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.00% 6/1/2046	300	289
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	935	970
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044 (a)	2,315	2,357
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054 (a)	5,550	5,457

American Funds Tax-Exempt Income Funds	241

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	USD2,030	$2,160
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	10,430	7,613
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	1,025	1,033
		133,489
Iowa 0.67%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	5,675	6,598
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2049	2,935	2,792
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053	3,290	3,649
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055	1,275	1,188
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.125% 5/15/2059	4,435	4,173
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	22,970	23,159
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028	200	202
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033	890	900
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038	1,000	1,006
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	710	704
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,985	2,009
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028	195	205
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2031	595	641
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2032	570	619
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2033	875	954
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2034	985	1,075
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	160	157
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044	5,690	4,530
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2025-B, AMT, 4.50% 12/1/2045	2,775	2,886
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	2,220	2,111
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	220,165	31,442
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056	3,560	2,514
		93,514
Kansas 0.53%
City of Hitchinson, Health Care Facs. Rev. Ref. Bonds (Wesley Towers, Inc.), Series 2016-A, 4.00% 11/1/2031	255	243
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027	665	672
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029	1,070	1,092
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031	1,180	1,202
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032	220	224
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039	6,100	6,156
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043	3,590	3,594
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028	265	267
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036	4,270	4,178
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046	5,390	4,534
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052	5,515	4,399
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2025-A, 5.50% 6/1/2055	785	790
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034 (a)	1,325	1,397
City of Wichita, Multi Family Housing Rev. Bonds (Market Centre Apartments) Series 2025-4, 3.15% 2/1/2030 (put 2/1/2029)	715	720
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034	1,455	1,446
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032	3,725	3,615

242	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas (continued)
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project), CAB, Series 2015, 0% 9/1/2034 (a)	USD500	$286
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035 (a)	21,325	21,663
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	16,110	16,488
		72,966
Kentucky 1.04%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	1,125	1,127
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030	1,635	1,638
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032	445	445
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036	2,465	2,465
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	1,915	1,917
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032	810	870
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034	870	877
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036	340	340
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037	665	662
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, AGI, 3.00% 2/1/2040	6,185	5,685
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032	3,555	3,236
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	1,930	1,682
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2026	4,110	4,012
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), CAB, Series 2000-B, NATL, 0% 10/1/2027	3,185	2,996
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035	535	535
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045	4,090	3,670
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050	1,380	1,192
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041	3,820	3,896
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, AGI, 5.00% 12/1/2045	5,335	5,390
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,945	3,979
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042 (a)	3,560	3,574
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,120	1,124
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052 (a)	8,810	8,304
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052 (a)	4,780	4,506
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2034	1,820	1,918
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2035	1,960	2,057
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037	7,955	7,936
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,485	2,547
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,310	1,469
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	850	936
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	830	921
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM, 4.00% 11/1/2041	665	677
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029	2,270	2,304
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,805	1,828

American Funds Tax-Exempt Income Funds	243

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043	USD450	$362
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	1,120	992
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, AGI, 5.00% 10/1/2035	1,335	1,350
Public Energy Auth., Gas Supply Rev. Bonds, Series 2025-B, 5.00% 12/1/2033	2,110	2,213
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	1,325	1,336
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)	1,005	1,065
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-C, 5.00% 5/1/2036	34,000	36,889
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	7,410	8,013
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	3,550	3,827
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2049 (a)	750	696
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 7/1/2053 (a)	1,690	1,530
		144,988
Louisiana 0.99%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	640	719
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029	1,000	1,036
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034	1,110	1,133
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039	7,315	7,206
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 4.25% 11/15/2030 (a)	790	801
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	1,575	1,654
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2044 (a)	575	560
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2053 (a)	500	475
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.25% 11/15/2059 (a)	500	468
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	32,850	28,876
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, AGI, 5.00% 10/1/2039	885	901
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	9,220	9,236
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052	715	712
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059	6,665	6,512
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051	4,590	4,539
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056	885	874
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 5.25% 7/1/2055	3,335	3,481
Public Facs. Auth., Lease Rev. Bonds (South Quad L3C - Louisiana State University South Quad Phase IV Project), Series 2025, AGI, 4.75% 7/1/2065	5,000	4,815
Public Facs. Auth., Rev. Bonds (BBR Schools - Materra Campus Project), Series 2021-A, 4.00% 6/1/2031 (a)	435	425
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2031 (a)	300	293
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041 (a)	2,360	2,005
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041 (a)	1,000	850
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051 (a)	1,540	1,118
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051 (a)	2,340	1,699
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056 (a)	1,960	1,381
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056 (a)	1,025	718
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)	10	10

244	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057 (a)	USD11,115	$8,446
Public Facs. Auth., Rev. Bonds, (I-10 Calcasieu River Bridge Public-Private Partnership Project), Series 2024, AMT, 5.50% 9/1/2059	890	902
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2045 (a)	3,330	3,416
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.375% 6/15/2053 (a)	1,000	1,013
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	5,175	5,267
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.00% 6/15/2059 (a)	2,330	2,338
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,210	1,251
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	2,485	2,413
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)	15	15
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	8,925	9,361
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	1,345	1,418
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030) (a)	3,710	4,114
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040 (a)	8,140	8,956
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040 (a)	1,785	1,964
Parish of St. James, Rev. Bonds (NuStar Logistics, LP Project), Series 2011, 3.70% 8/1/2041 (put 6/1/2030)	2,240	2,288
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)	2,370	2,365
		138,024
Maine 0.10%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-3, AMT, 5.00% 8/1/2035 (a)	1,795	1,924
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	3,810	3,944
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2026	100	101
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2027	105	108
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2028	135	142
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2029	135	143
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, AGI, 5.00% 12/1/2030	220	235
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.125% 12/1/2041	1,025	1,045
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2043	975	993
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2044	1,060	1,078
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2045	840	853
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, AGI, 5.25% 12/1/2046	710	721
Housing Auth., Mortgage Purchase Bonds, Series 2026-A, 6.00% 11/15/2056	945	1,065
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034	900	901
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035	900	901
		14,154
Maryland 0.79%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050	3,555	3,086
Mayor and City Council of Baltimore, Special Obligation Bonds (City-Wide Affordable Housing Program), Series 2025, 5.25% 6/1/2055 (a)	1,200	1,180
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033	300	308
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042	875	893

American Funds Tax-Exempt Income Funds	245

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051	USD1,385	$1,380
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027	900	903
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033	3,445	3,472
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038	1,535	1,552
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.625% 6/1/2046 (a)	1,000	841
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029	700	703
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036	2,535	2,590
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	195	195
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	1,875	1,859
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2024-C, 6.25% 9/1/2055	6,085	6,863
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044	645	653
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049	1,110	1,112
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029	1,645	1,721
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032	890	927
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	6,810	7,290
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036	3,170	3,170
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044	6,000	5,664
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040	450	426
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050	1,335	1,105
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, AGI, 5.00% 7/1/2060	1,060	1,075
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033	890	890
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050 (a)	1,027	906
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043 (a)	1,935	1,914
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042	16,440	16,442
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	2,900	2,970
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048	2,000	2,007
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045	800	723
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050	890	766
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034	1,095	1,189
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047	2,220	2,225
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044	443	421
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028 (a)	485	485
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034 (a)	750	750
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039 (a)	1,735	1,735
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047 (a)	8,820	8,198
County of Montgomery, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 2.65% 12/1/2041 (put 3/2/2026)	4,910	4,910
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031 (a)	675	680
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039 (a)	1,915	1,919
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048 (a)	4,795	4,451
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046 (a)	1,560	1,560
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035	653	657
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2051	1,795	1,729
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 4.00% 6/1/2052	1,795	1,726
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2054	1,305	1,247
		109,468

246	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts 0.45%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2023-G, 5.25% 7/1/2052	USD1,115	$1,096
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028 (a)	1,200	1,238
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033 (a)	3,560	3,671
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038 (a)	3,780	3,897
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046 (a)	6,070	6,136
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2055	1,780	1,850
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2060	1,175	1,208
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	1,845	1,894
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 6.00% 7/1/2050	1,315	1,394
Dev. Fin. Agcy., Rev. Bonds (Suffolk University Issue), Series 2025, 5.25% 7/1/2055	4,860	4,771
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029	1,605	1,619
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036	1,205	1,213
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 7/1/2044	3,950	3,913
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series 2025-B, 4.00% 10/1/2048	4,225	3,951
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047 (a)	2,225	2,205
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	2,225	2,141
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039	220	219
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040	905	917
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050	3,040	2,838
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	1,395	1,433
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032	835	908
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	1,115	940
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	1,890	1,897
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-D, AMT, 5.00% 7/1/2054	7,775	7,452
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2025-B, AMT, 5.50% 7/1/2055	885	910
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034	405	374
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	290	290
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2022-A, 5.00% 6/1/2050	2,670	2,751
		63,126
Michigan 1.02%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2025-I, 5.25% 10/15/2050	1,985	2,101
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032	1,105	1,149
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, AGI, (3-month USD CME Term SOFR x 0.67 + 0.60%) 3.228% 7/1/2032 (c)	6,385	6,386
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2028	210	219
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2029	435	454
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	450	470
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2031	240	250
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2031	1,010	1,110
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	900	937
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2033	450	468
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2034	1,110	1,153
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2036	1,395	1,443
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2037	900	929
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2038	1,160	1,195
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	325	323
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2041	285	280
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2042	405	390
City of Detroit, Unlimited Tax GO Bonds, Series 2023-C, 6.00% 5/1/2043	450	502
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	2,670	2,707
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2050	7,440	7,486
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045	900	868
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040	3,560	3,537
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A-MI, 3.00% 12/1/2049	1,265	916
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037	1,335	1,351
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047	4,350	3,889

American Funds Tax-Exempt Income Funds	247

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	USD445	$435
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028	250	250
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028	2,590	2,592
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039	1,150	1,150
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055	10,425	8,819
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	5,315	5,443
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	9,170	9,043
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027	1,040	1,037
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032	940	951
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047	6,740	5,939
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052	5,990	5,118
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046	3,560	3,573
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056	8,205	5,214
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034	1,010	1,008
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	50	50
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	2,040	2,021
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	4,515	4,875
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	4,195	4,584
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-D, 6.25% 6/1/2055	1,795	1,989
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.00% 8/15/2046 (a)	945	961
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2056 (a)	1,200	1,217
City of Kalamazoo, Econ. Dev. Corp., Limited Obligation Rev. Bonds (Friendship Village of Kalamazoo Project), Series 2026-A, 6.25% 8/15/2061 (a)	1,080	1,091
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035	755	833
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax GO Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036	535	586
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037	5,335	5,368
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	5,140	4,619
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045	2,110	1,813
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.00% 8/15/2049	3,565	3,761
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,045	1,079
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,455	2,461
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	5,335	5,332
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029	685	713
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043	2,440	2,452
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037	2,035	2,084
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044	2,810	2,771
		141,745

248	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota 0.21%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051	USD445	$354
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061	770	580
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037	380	382
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	8,780	8,271
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	14,865	14,512
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047	649	570
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	85	85
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	1,460	1,665
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029 (a)	205	206
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033 (a)	140	142
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052 (a)	1,410	1,330
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.50% 9/1/2055	320	314
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Nova Classical Academy Project), Series 2025, 5.625% 9/1/2065	710	697
		29,108
Mississippi 0.29%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044	15,640	10,228
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	10,240	10,366
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2025-A, AMT, 4.375% 2/1/2048 (put 8/2/2027) (a)	7,250	7,250
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036 (a)	1,890	1,732
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041 (a)	1,000	847
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044	695	702
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	7,020	6,942
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 4.00% 9/1/2032	1,235	1,289
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,465	1,547
		40,903
Missouri 1.07%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036	1,555	1,582
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041	1,025	1,026
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033	2,635	2,642
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	5,390	4,200
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	2,210	2,148
Dev. Fin. Board, Tax Increment and Special Dist. Rev Bonds (Lakeport Village Project), Series 2025-A, 6.50% 6/15/2045 (a)	500	496
Dev. Fin. Board, Tax Increment and Special Dist. Rev Bonds (Lakeport Village Project), Series 2025-A, 6.75% 6/15/2055 (a)	6,000	5,852
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036	2,090	2,030
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040	1,465	1,465
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	1,570	1,439

American Funds Tax-Exempt Income Funds	249

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045	USD1,820	$1,777
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048	5,505	5,506
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048	3,560	3,260
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,175	1,176
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036 (b)	481	24
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033	765	776
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034	1,585	1,604
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	1,245	1,246
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034	2,435	2,485
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042	1,035	980
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042	9,525	9,018
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	5,440	5,495
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	1,480	1,479
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	5,335	4,536
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	895	894
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	800	797
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	865	978
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	2,320	2,510
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	5,515	6,094
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	5,655	6,317
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,000	7,841
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	2,670	2,932
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	2,435	2,688
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040	545	515
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-2, 6.50% 6/1/2029 (a)	300	302
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	3,795	3,779
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	4,030	4,210
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054	480	485
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059	465	471
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027 (a)	65	64
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030	510	467

250	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039	USD3,855	$3,215
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049	6,410	4,806
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2045	1,780	1,825
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, AGI, 5.00% 10/1/2049	890	906
County of Phelps, Hospital Rev. Bonds (Phelps Health), Series 2025, 6.00% 12/1/2055	1,335	1,420
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	1,770	1,700
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036	140	140
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026	250	249
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030	750	724
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035	395	361
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, NATL, 5.50% 7/1/2026	780	790
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034	340	350
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030	890	890
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035	1,245	1,245
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045	1,775	1,583
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048	4,865	4,759
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049	1,190	1,160
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	6,170	6,038
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035	1,250	1,250
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045	8,320	8,135
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037	2,935	2,942
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037	320	300
		148,374
Montana 0.11%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	7,445	7,773
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034	5,335	5,552
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054	380	415
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	435	475
City of Kalispell, Housing and Healthcare Facs. Rev. Bonds (Immanuel Lutheran Corp. Project), Series 2017-A, 5.25% 5/15/2052	1,500	1,367
		15,582
Nebraska 0.17%
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2038	1,040	1,041
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,310	1,316
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2023-C, 5.50% 9/1/2053	1,895	2,012
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2024-G, 6.00% 9/1/2054	2,405	2,695
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027 (h)(i)(j)	155	155

American Funds Tax-Exempt Income Funds	251

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028 (h)(i)(j)	USD61	$61
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028 (h)(i)(j)	355	355
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028 (h)(i)(j)	135	135
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028 (h)(i)(j)	822	822
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 9/7/2028 (h)(i)(j)	177	177
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 10/19/2028 (h)(i)(j)	451	451
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 11/16/2028 (h)(i)(j)	302	302
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/16/2029 (h)(i)(j)	147	147
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/7/2029 (h)(i)(j)	98	98
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/9/2029 (h)(i)(j)	11	11
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/22/2029 (h)(i)(j)	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/17/2029 (h)(i)(j)	20	20
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2029 (h)(i)(j)	51	51
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/8/2030 (h)(i)(j)	27	27
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/17/2030 (h)(i)(j)	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027 (h)(i)(j)	259	259
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027 (h)(i)(j)	727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027 (h)(i)(j)	13	13
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)(j)	2,296	2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)(j)	919	919
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)(j)	31	31
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)(j)	46	46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)(j)	439	439
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)(j)	492	492
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)(j)	138	138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)(j)	163	163
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)(j)	862	862
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)(j)	26	26
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)(j)	10	10
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)(j)	22	22

252	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)(j)	USD235	$235
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)(j)	4	4
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)(j)	710	710
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)(j)	536	536
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)(j)	3	3
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)(j)	462	462
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)(j)	178	178
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)(j)	454	454
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)(j)	671	671
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)(j)	1,106	1,106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	852	852
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)(j)	17	17
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)(j)	368	368
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 11/3/2030 (h)(i)(j)	1,091	1,091
		23,035
Nevada 0.44%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037	1,000	1,000
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047	2,380	2,187
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	1,140	1,140
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038 (a)	1,000	1,000
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045 (a)	1,000	966
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048 (a)	1,540	1,435
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	3,150	2,907
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045	1,090	1,083
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030	165	160
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031	130	126
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032	385	369
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040	370	343
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	515	435
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035	175	164
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050	1,205	1,051
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026	485	485
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029	1,155	1,156
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035	1,750	1,751

American Funds Tax-Exempt Income Funds	253

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	USD175	$175
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027	190	189
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028	180	178
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033	880	879
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037	745	745
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042	955	938
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026	165	165
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027	155	155
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028	125	124
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029	280	276
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031	250	239
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032	345	331
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033	375	356
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035	840	788
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039	405	391
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049	1,345	1,133
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040	825	840
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033	460	413
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036	735	627
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041	865	695
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	410	305
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051	2,990	2,103
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043	295	315
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048	310	327
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053	660	691
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.75% 12/1/2033	485	507
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2044	1,665	1,681
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2049	1,090	1,073
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	1,370	1,325
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026	545	545
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028	220	220

254	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029	USD375	$375
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031	95	95
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	145	145
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027	210	210
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028	315	316
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029	165	166
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030	280	281
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034	480	481
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039	1,195	1,198
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043	790	771
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049	3,030	2,800
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037 (a)	650	686
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042 (a)	950	989
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047 (a)	1,560	1,584
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052 (a)	1,545	1,581
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.25% 6/1/2032 (a)	510	518
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.375% 6/1/2034 (a)	555	567
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.50% 6/1/2036 (a)	605	617
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2041 (a)	310	322
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	1,495	1,465
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, AGI, 4.125% 6/1/2058	1,100	1,017
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2026	85	85
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2027	135	137
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2028	145	148
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2029	175	180
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.50% 6/1/2031	175	181
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2032	110	116
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.125% 6/1/2054	885	868
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)	2,665	2,741
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)	3,555	3,656
		60,783

American Funds Tax-Exempt Income Funds	255

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.32%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	USD1,690	$1,650
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	805	788
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	2,415	2,574
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	1,135	1,209
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031	1,125	1,139
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,340	1,465
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055	2,975	3,273
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055	1,325	1,462
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	1,023	1,027
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2046	1,430	1,128
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, AGI, 3.00% 8/15/2051	13,500	9,839
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,005	3,126
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-B, 6.343% 10/15/2034 (a)	2,585	2,656
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	8,075	8,458
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	22,823	23,436
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036	75,450	1,410
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	21,011	21,598
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.691% 10/1/2036 (c)(d)	54,080	2,211
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	28,095	28,159
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.813% 1/20/2038 (c)	51,394	2,596
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	13,259	12,941
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.504% 8/20/2039 (c)	17,580	679
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	13,850	13,533
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.182% 11/20/2039 (c)	13,006	13,073
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.924% 7/20/2040 (c)	12,447	11,615
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.167% 1/20/2041 (c)	11,679	11,676
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-2, 4.167% 1/20/2041 (c)	2,407	2,285
National Fin. Auth., Municipal Certs., Series 2025-3, Class A-1, 4.946% 2/20/2041 (c)	21,009	22,209
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	11,888	12,065
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.182% 5/20/2042 (c)	5,706	5,192
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.494% 7/1/2051 (c)	18,510	659
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.162% 10/1/2051 (c)	11,119	11,222
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	1,000	896
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040) (a)	7,880	6,572
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040) (a)	6,325	5,256
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048	2,215	2,236
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2050	1,660	1,730
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2055	4,110	4,019
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	4,605	4,755
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	3,330	3,150
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	2,180	1,784
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	20,327	20,335
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	10,393	5,729
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	19,030	19,679
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	9,880	10,434
		322,928

256	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey 1.33%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052 (a)	USD1,780	$1,721
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062 (a)	4,050	3,833
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037	6,275	6,277
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043	670	670
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 7/1/2027	665	685
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043	5,100	5,106
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052	3,505	3,508
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047	4,255	4,016
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050	1,590	1,472
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 1/1/2049	1,775	1,707
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, AGI, 5.00% 6/1/2037	2,445	2,498
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	4,685	4,686
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048	1,925	1,845
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)	1,335	1,386
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)	1,135	1,179
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043	1,645	1,702
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)	965	1,042
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029 (a)	275	275
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039 (a)	825	826
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049 (a)	930	883
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054 (a)	725	683
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	21,145	21,177
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	3,165	3,178
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033	3,120	3,128
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027	2,490	2,495
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038	2,225	2,248
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)	2,225	2,112
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	5,840	5,856
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	6,375	6,607
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 5.50% 12/1/2055	4,885	5,030
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031	190	190
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	3,625	3,554
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039	2,000	1,954
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	895	870
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	8,820	8,729
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	8,580	8,162
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	9,565	9,303
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	5,675	5,801
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051	2,675	1,895
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054	3,315	3,356
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	355	361
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055	1,005	1,096

American Funds Tax-Exempt Income Funds	257

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036	USD890	$916
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042	1,110	1,126
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047	755	759
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050	1,670	1,500
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038	2,670	2,719
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-AA, 5.00% 6/15/2042	920	1,008
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045	1,490	1,440
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050	5,340	3,958
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050	8,895	6,593
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050 (preref. 12/15/2028)	2,225	2,400
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2025-AA, 5.00% 6/15/2055	7,000	7,201
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041	1,780	1,785
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	1,695	1,920
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC, 0% 12/15/2036	5,145	3,561
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2025 (a)(b)	12,293	4,917
		184,905
New Mexico 0.21%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	8,630	7,948
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	6,480	5,746
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	135	135
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055	8,630	9,582
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	705	779
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034	1,045	1,078
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042	1,090	1,090
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044	1,175	1,166
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049	2,405	2,254
		29,778
New York 6.51%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	490	469
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	1,070	1,004
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	6,065	5,097
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050	2,000	2,028
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	885	891
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	28,585	28,662
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 7/1/2040	895	863
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Projct), Series 2015, 4.00% 7/1/2045	465	381
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041 (a)	945	925
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051 (a)	1,425	1,277
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055 (a)	1,275	1,119
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031 (a)	450	443
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041 (a)	610	537
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051 (a)	635	483
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031 (a)	500	470
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,780	1,666

258	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	USD10,525	$10,455
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028 (a)	6,345	6,451
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	3,610	3,617
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	3,560	2,038
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2045	7,240	2,843
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2046	3,065	1,130
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, AGI, 0% 11/15/2048	4,495	1,477
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2055	3,795	856
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2056	3,515	752
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	10,150	7,358
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037	1,665	1,474
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038	2,160	1,887
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	4,155	3,406
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	3,370	3,002
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045	800	692
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2024, 5.50% 11/1/2047	555	577
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033 (a)	1,100	1,100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034 (a)	1,100	1,100
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034 (a)	890	893
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035 (a)	1,000	1,000
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	2,665	2,688
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	755	803
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041	8,000	7,038
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2047	4,200	4,503
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049	6,225	6,567
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.25% 3/15/2050	2,150	2,279
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	2,445	1,783
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	2,000	2,065
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.00% 3/15/2055	1,000	1,031
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2044	860	937
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.25% 3/15/2050	1,050	1,115
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055	2,670	2,748
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	19,015	19,624
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	2,875	3,017
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	4,230	4,089
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	2,500	2,494
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 4.25% 9/1/2050 (put 9/3/2030) (a)	1,800	1,829
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	5,780	6,073
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	570	573
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056	3,275	2,664
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	1,860	1,545
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	2,350	1,761
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	1,000	1,000
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	8,795	6,572
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	8,260	5,950

American Funds Tax-Exempt Income Funds	259

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	USD1,780	$1,296
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043	1,495	1,414
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	6,185	6,658
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043	890	929
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	4,005	4,121
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046	2,865	2,545
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	8,430	7,348
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	3,595	3,641
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055	2,500	2,552
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026	2,105	2,150
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026	1,170	1,195
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	1,680	1,772
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032	635	699
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045	555	503
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040	1,960	1,639
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	680	677
New York City GO Bonds, Series 2021-F-1, 4.00% 3/1/2047	900	821
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 3/1/2050	2,225	1,994
New York City GO Bonds, Fiscal 2022, Series 2022-A-1, 3.00% 8/1/2050	2,675	1,970
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,255	1,362
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2053	3,120	3,271
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2047	3,500	3,716
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2051	5,000	5,256
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2055	2,520	2,587
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.25% 10/1/2055	5,990	6,275
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050	2,225	1,562
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	1,770	1,369
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	545	561
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031 (a)	1,740	1,804
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2046	3,450	2,622
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2039	1,290	1,191
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	3,560	3,177
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 4.00% 3/1/2045	3,865	3,686
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	1,555	1,150
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 5.25% 6/15/2046	1,155	1,233
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	2,410	2,524
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	5,535	5,786
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	13,365	14,021
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2043	2,225	2,450
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.00% 6/15/2052	4,485	4,640
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	4,485	4,728
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	890	881
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2044	1,170	1,251
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2048	11,525	12,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2049	2,805	2,949

260	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	USD6,220	$6,506
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.25% 2/1/2053	15,255	15,898
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2040	2,225	2,483
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2044	1,335	1,436
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	3,090	3,282
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	620	653
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	3,560	3,692
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.50% 11/1/2049	3,415	3,664
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2051	495	530
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.50% 5/1/2052	1,780	1,899
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	3,015	3,087
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2048	2,500	2,660
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2050	1,000	1,032
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.00% 5/1/2051	4,090	4,208
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.25% 2/1/2052	7,500	7,885
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-F-1, 5.00% 2/1/2053	6,000	6,160
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-A-1, 5.00% 5/1/2054	3,000	3,076
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-B, 5.25% 5/1/2055	4,325	4,532
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052	2,905	2,623
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	7,370	6,704
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039	475	487
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	1,070	1,071
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	7,835	7,940
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	4,365	4,720
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,325	1,327
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044	2,100	1,989
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	4,550	4,173
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, AGI, 6.50% 11/1/2055	3,730	4,184
Rockland County Econ. Assistance Corp., Rev. Bonds (Bon Secours Charity Health System Project), Series 2025, 7.50% 11/1/2055	19,870	21,235
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	890	912
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	3,335	3,422
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053	2,225	2,270
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	1,870	1,888
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031 (a)	2,445	2,469
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049 (a)	2,645	2,647
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,915	1,916
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	2,760	2,762
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	14,265	14,274
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050	2,225	2,059
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051	2,225	2,052
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	2,225	2,019
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	2,010	2,079
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	625	626
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027 (b)	1,805	361
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021 (b)	1,000	200

American Funds Tax-Exempt Income Funds	261

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032 (b)	USD2,345	$469
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038 (b)	1,370	274
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046	2,490	2,207
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053	4,845	4,107
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	4,870	4,850
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	9,555	9,131
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031	4,370	4,546
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	5,080	5,324
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2030	650	709
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	900	982
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036	900	975
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	630	665
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038	925	990
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038	1,515	1,621
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	980	971
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040	1,150	1,215
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	1,565	1,652
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	1,605	1,520
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042	2,525	2,468
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 4.00% 12/1/2042	2,190	2,074
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	3,890	4,068
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	5,625	5,631
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	29,380	29,411
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033	4,005	4,005
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046	1,565	1,354
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	3,115	3,115
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	27,175	27,176
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027	1,780	1,810
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,070	2,144
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030	4,415	4,573
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	9,760	9,909

262	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	USD7,295	$7,554
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	6,845	7,081
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	9,140	9,439
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034	2,785	2,872
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	28,440	31,484
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	5,665	5,665
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036	2,675	2,745
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040	11,830	12,566
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	22,375	23,044
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	23,285	22,052
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	2,220	2,223
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AGI, AMT, 5.00% 6/30/2054	2,515	2,506
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	9,095	9,236
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054	3,560	3,702
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	10,330	10,956
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AGI, AMT, 5.50% 6/30/2059	1,780	1,849
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	19,515	20,615
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	12,000	12,157
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	8,430	8,571
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	4,135	4,201
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	8,760	8,855
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AGI, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (e)	3,785	2,518
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,780	1,596
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	3,290	3,448
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,920	2,022
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	19,860	21,118
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039	1,335	1,402
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040	1,780	1,601
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047	5,790	4,369
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	320	293
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049	205	188
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050	1,780	1,306
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050	2,225	1,636
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052	2,030	1,837
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040	2,220	2,002
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2023-A, 5.00% 3/15/2048	2,100	2,185

American Funds Tax-Exempt Income Funds	263

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	USD910	$878
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	3,260	2,943
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	4,805	4,389
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040	1,000	950
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055	1,100	905
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029	430	430
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039	370	372
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054	830	742
		904,849
North Carolina 0.34%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046	2,705	2,022
Columbus County Industrial Facs. and Pollution Control Fin. Auth. Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	1,780	1,880
Educational Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2035	2,005	2,148
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	2,905	3,053
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	5,840	6,169
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 58-A, 6.50% 1/1/2056	750	867
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	2,370	2,590
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,545	1,738
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,715	1,898
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Harmony Housing Dev. Landura Portfolio), Series 2025, 3.15% 2/1/2030 (put 2/1/2029)	1,750	1,754
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041	445	429
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051	3,595	3,016
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045	1,335	1,338
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045	1,000	956
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050	1,000	919
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041	960	921
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052	3,645	3,003
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042	205	188
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047	8,120	7,545
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	2,190	2,155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2044	1,115	1,151
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	1,285	1,282
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 7/1/2049	500	475
		47,497

264	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota 0.13%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, AGI, 3.00% 12/1/2046	USD4,945	$3,744
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031 (a)(b)	2,625	— (g)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	505	501
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,465	1,447
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	1,020	1,096
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054	725	791
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055	2,435	2,741
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	1,335	1,310
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043	5,780	5,409
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053	1,795	1,539
		18,578
Ohio 2.38%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-C, AMT, 3.65% 12/1/2027	10,925	10,997
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	1,195	1,204
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-D, AMT, 3.70% 10/1/2028	2,470	2,492
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	7,730	7,855
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026	3,390	3,390
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026	6,145	6,145
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)	890	862
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	3,995	3,851
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	4,400	4,407
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-A, 3.875% 1/1/2036	3,595	3,605
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2026-B, 4.35% 6/30/2040	3,370	3,378
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	5,385	5,409
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048 (a)	4,565	4,272
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040	1,070	1,056
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	1,095	1,170
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034	2,000	2,119
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048	4,965	4,283
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	42,635	35,124
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045	890	890
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034	1,895	1,898
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035	895	892
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	4,790	4,853
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047	7,195	6,877
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050	2,130	2,006
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.375% 1/1/2039 (a)	885	913
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.875% 1/1/2049 (a)	1,530	1,527
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	11,260	8,605
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055 (a)	8,710	6,964
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051	7,153	7,061

American Funds Tax-Exempt Income Funds	265

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	USD1,740	$1,631
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	5,350	5,224
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031	820	829
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032	275	277
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035	325	324
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045	975	835
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038	2,665	2,673
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	1,405	1,433
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040	5,140	4,878
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040 (preref. 7/1/2028)	5	5
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031	3,875	3,880
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	3,440	3,398
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2050	2,010	2,058
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051	5,460	5,253
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2025, 5.50% 1/1/2055	1,500	1,529
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037	200	202
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	890	933
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047	2,275	2,229
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	1,000	958
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	3,425	3,541
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2040	1,110	1,227
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2043	2,250	2,381
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	12,970	12,478
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	2,205	2,254
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041	1,305	1,280
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046	890	783
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.00% 5/1/2035	565	611
Higher Educational Fac. Commission, Higher Educational Facs. Rev. Bonds (Xavier University 2024 Project), Series 2024, 5.25% 5/1/2054	3,420	3,300
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047	2,665	2,679
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052	1,890	1,884
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042	2,000	2,015
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	2,980	2,897
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050	7,800	7,322
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045	3,510	3,572
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	2,305	2,355
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046 (a)	2,005	2,012
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	3,475	3,526
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	11,435	11,607
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	6,005	6,007
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048 (a)	15,730	13,920
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035	395	360
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	505	503
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055	2,600	2,865

266	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	USD4,145	$4,539
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	885	977
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	2,340	2,605
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	7,800	7,632
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051	1,780	1,585
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048	7,335	6,991
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	590	607
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039	110	110
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053	11,560	11,293
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035	755	754
University of Cincinnati, GO Receipt Bonds, Series 2025-A, 5.25% 6/1/2049	2,370	2,501
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042	3,135	3,330
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052	12,935	13,301
		330,258
Oklahoma 0.47%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043	1,335	1,348
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052	890	890
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2057	2,865	2,851
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051 (a)	4,345	4,296
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2048	3,105	3,051
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	635	702
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	4,480	4,948
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055	2,810	3,156
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2038	350	242
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2039	2,535	1,755
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 9/1/2045	4,725	3,271
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	6,130	5,109
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	1,670	1,530
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2037	210	175
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	5,140	4,283
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034 (a)	530	544
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044 (a)	890	879
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054 (a)	1,250	1,210
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064 (a)	2,525	2,502
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2035	10,015	11,636
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	7,000	7,872
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035	520	521
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.50% 1/1/2054	2,820	3,050
		65,821

American Funds Tax-Exempt Income Funds	267

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 0.46%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049	USD890	$893
County of Clackamas, Hospital Fac. Auth., Rev. Senior Living Bonds (Mary’s Woods at Marylhurst Project), Series 2018-A, 5.00% 5/15/2052	445	415
County of Clackamas, Hospital Fac. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040	555	562
County of Clackamas, Hospital Fac. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050	890	881
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Willamette View Project), Series 2017-A, 5.00% 11/15/2047	615	578
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052	4,305	3,942
County of Deschutes, Hospital Fac. Auth., Rev. Bonds (St. Charles Health System, Inc.), Series 2020-A, 3.00% 1/1/2051	470	333
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2016-A, 5.00% 10/1/2035	30	30
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040	2,000	2,060
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2050	891	958
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049	5,865	4,265
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	6,660	7,475
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2036	445	436
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	5,045	4,611
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	9,420	7,279
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	9,410	7,051
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	1,330	1,330
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050	4,515	4,473
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055	6,305	5,800
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	1,300	1,440
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2040	2,990	3,262
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048	900	949
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	445	431
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047	1,725	1,464
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	2,000	1,583
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	480	491
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048	1,115	1,084
		64,076
Pennsylvania 3.06%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 3.577% 2/1/2037 (c)	3,080	3,093
Allentown City School Dist., Unlimited Tax GO Bonds, Series 2018, BAM, 5.00% 2/1/2028	2,255	2,349
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042 (a)	1,335	1,347
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042 (a)	2,570	2,606
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042 (a)	1,205	1,228
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042 (a)	2,770	2,847
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042	890	926
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	15,254	14,073
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	31,736	25,969
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), CAB, Series 2024-B-2, 0% 6/30/2044 (8.00% on 11/15/2029) (e)	8,820	4,498

268	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042	USD885	$889
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	4,794	5,164
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	12,330	12,566
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051	2,890	2,405
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050	1,110	933
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047	1,020	977
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051	575	538
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028 (a)	100	100
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	1,310	1,321
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	2,300	2,249
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	1,995	2,012
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036	1,525	1,530
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046	6,905	6,915
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051	6,245	6,249
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030	890	891
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033	1,430	1,432
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029	2,760	2,729
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029	1,080	1,113
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034	3,920	4,021
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	2,965	2,999
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	8,420	8,103
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034	1,120	1,127
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036	450	452
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 3.466% 6/1/2037 (c)	8,980	8,822
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	1,680	1,792
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	2,570	2,845
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041	5,470	5,502
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)	1,245	1,257
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045	3,310	3,074
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)	710	742
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046	5,820	5,836
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)	1,110	1,121
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049	2,615	2,664
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)	495	533
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 5.00% 7/15/2032	505	522
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	1,030	790
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050	1,350	1,019
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	1,085	809

American Funds Tax-Exempt Income Funds	269

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044	USD4,015	$4,017
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	2,220	2,476
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053	760	768
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029	4,450	4,476
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	17,650	17,725
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	895	896
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046	945	958
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049	4,220	4,253
Econ. Dev. Fncg. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2051 (put 3/27/2035) (a)	8,360	9,131
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Noble Environmental, Inc. Project), Series 2025, AMT, 6.875% 9/1/2047 (a)	5,305	5,547
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	6,885	6,922
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039 (a)	9,635	7,729
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043	980	952
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048	1,160	1,059
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049	1,010	912
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.125% 6/1/2046	525	534
Health and Education Facs. Auth., Rev. Bonds (Tel Hai Retirement Community Project), Series 2025, 5.25% 6/1/2055	760	768
Health and Educational Facs. Auth., Health System Rev. Bonds (Mainline Health System), Series 2020-A, 4.00% 9/1/2050	1,335	1,180
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028	490	508
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	2,090	1,941
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	4,995	4,585
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043	745	761
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	4,225	4,202
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	1,879	1,872
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	3,879	3,906
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048	895	630
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050	1,135	1,085
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	9,324	9,561
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028	540	528
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026	515	516
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031	1,305	1,307
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	135	135
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038	65	65
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	944
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	795	829
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	5,535	6,025
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054	2,675	2,923
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037	315	316
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046	600	520
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051	495	408
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056	2,530	2,028
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2030	270	272

270	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044	USD220	$205
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2050	500	416
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (j)	18,630	18,944
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039 (j)	11,930	12,126
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	1,780	1,804
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-A, 4.00% 9/1/2049	890	769
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2051	1,110	1,113
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2052	2,225	1,898
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032	320	327
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	1,630	1,656
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047	5,780	5,625
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048	3,895	3,252
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	2,990	3,032
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	2,225	2,251
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	3,555	3,763
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2049	3,555	3,574
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2055	3,110	3,090
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043	1,690	1,606
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045	1,295	1,313
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044	1,110	1,115
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039	1,335	1,341
Pennsylvania State University Bonds, Series 2025-A, 5.25% 9/1/2050	5,000	5,367
Pennsylvania State University Bonds, Series 2025-A, 5.50% 9/1/2055	7,175	7,796
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	890	904
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029 (a)	1,065	1,080
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034 (a)	1,680	1,713
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039 (a)	1,255	1,284
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043 (a)	1,140	1,132
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030	310	322
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040	620	632
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050	935	911
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030	1,570	1,625
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040	3,555	3,602

American Funds Tax-Exempt Income Funds	271

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050	USD7,630	$7,172
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	5,600	5,219
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047 (preref. 5/1/2027)	2,585	2,668
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (Saint Josephs University), Series 2017, 5.00% 11/1/2047	2,670	2,604
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029	145	144
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039	500	500
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050	1,210	1,089
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)	10	10
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2037	1,335	1,350
Quakertown, General Auth. Special Assessment Obligation Rev. Bonds (Milford Village Project), Series 2025, 6.50% 3/1/2055 (a)	4,770	4,886
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035	5,370	5,439
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038	7,510	7,587
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026	110	110
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027	115	115
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028	100	101
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	665	625
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046	930	791
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038	445	450
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044	380	363
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044	3,165	3,298
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049	1,270	1,297
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050	890	805
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028	395	398
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037	2,850	2,792
Wilkes-Barre Area School Dist., GO Bonds, Series 2019, BAM, 5.00% 4/15/2059	890	898
		425,448
Puerto Rico 5.71%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033 (a)	485	510
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	3,675	3,863
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	37,305	38,800
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037 (a)	1,350	1,400
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037 (a)	3,600	3,733
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	14,415	15,032
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	6,045	5,753
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	35,105	33,412
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	9,820	9,346
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	12,450	11,040
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047 (a)	2,480	2,199
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2047 (a)	6,000	5,956
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.75% 7/1/2026 (b)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2007-UU, AGI, 5.00% 7/1/2026	4,905	4,926
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.25% 7/1/2026 (b)	340	227
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026 (b)	165	110
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (b)	180	120
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (b)	9,075	6,058

272	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2027 (b)	USD505	$337
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (b)	235	157
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027 (b)	355	237
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027 (b)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2027 (b)	2,670	1,782
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027 (b)	350	234
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027 (b)	3,100	2,069
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (b)	175	117
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, AGI, 5.00% 7/1/2028	3,195	3,196
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2018 (b)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (b)	1,040	694
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2028 (b)	30	20
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (b)(k)	275	184
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2028 (b)	35	23
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028 (b)	2,185	1,458
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028 (b)	2,015	1,345
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 4.20% 7/1/2019 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 4.80% 7/1/2029 (b)	130	87
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029 (b)	185	123
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2029 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2019 (b)	95	63
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (b)	100	67
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, 4.625% 7/1/2030 (b)	520	347
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, AGI, 5.00% 7/1/2030	165	165
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2020 (b)	550	367
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030 (b)	705	471
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (b)	105	70
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2020 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2023-VV, 5.50% 7/1/2020 (b)	75	50
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.25% 7/1/2030 (b)	25	17
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (b)	445	297
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2021 (b)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (b)	5,020	3,351
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2031 (b)	100	67
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2021 (b)	75	50
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	16,800	11,214
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (b)	350	234
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022 (b)	395	264
Electric Power Auth., Power Rev. Bonds, Series 2022-WW, 5.375% 7/1/2022 (b)	595	397
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033 (b)	315	210
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.50% 7/1/2023 (b)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	1,660	1,635
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (b)	255	170
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (b)	15,765	10,523
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2023 (b)	890	594
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (b)	815	544
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033 (b)	300	200
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2024 (b)	190	127
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2024 (b)	2,390	1,595
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024 (b)	2,785	1,859
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024 (b)	4,345	2,900
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.625% 7/1/2025 (b)	870	581
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (b)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2025 (b)	50	33
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025 (b)	1,215	811
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2025 (b)	2,505	1,672
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	845	564
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (b)	165	110
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (b)	3,150	2,103
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (b)	12,805	8,547
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (b)	8,545	5,704
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (b)	13,570	9,058

American Funds Tax-Exempt Income Funds	273

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042 (b)	USD150	$100
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042 (b)	1,940	1,295
Electric Power Auth., Power Rev. Custodial Receipts, Series 2025-PRB-RR, 0% 7/1/2030 (a)	4,000	2,610
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.148% 7/1/2029 (c)	10,870	10,580
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.30% 7/1/2019 (b)	25	17
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2020 (b)	625	417
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, NATL, 5.25% 7/1/2030	425	433
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (b)	15	10
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (b)	3,120	2,083
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.75% 7/1/2022 (b)	10	7
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (b)	4,395	2,934
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, NATL, 4.75% 7/1/2033	45	44
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (b)	5,275	3,521
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	2,994	3,062
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	5,201	5,528
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	4,183	4,620
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	123	124
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	3,225	3,241
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	5,558	5,468
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	35,967	33,807
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	11,773	10,498
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	5,546	4,066
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	190,683	125,136
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	192,890	128,513
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	1,075	1,077
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026	730	728
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027	895	890
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031	1,350	1,346
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042	1,465	1,409
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026	1,690	1,711
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027	1,690	1,741
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028 (a)	1,765	1,855
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, NATL, 4.50% 10/1/2029	1,980	1,983
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034	1,945	2,063
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044	2,205	2,252
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031	505	547
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038	490	473
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 0% 11/1/2051 (c)	53,038	21,281
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.55% 7/1/2040	1,781	1,784
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	35,305	34,108
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2019, Class 2, 0% 8/1/2054 (c)	81	17
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	3,394	1,084
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2054 (c)	19,374	4,050
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	25,274	25,153
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	24,442	24,325
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058	14,642	13,991
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	22,008	21,577

274	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2029	USD444	$397
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	589	488
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	112,024	39,012
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-B-1, 0% 7/1/2046	2,667	929
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2051	1,829	466
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026	520	520
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030	1,269	1,262
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036	5,185	5,046
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,450	1,449
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030	8,370	8,323
		793,321
Rhode Island 0.27%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030	450	453
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041	445	446
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046	240	219
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051	655	581
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	3,215	3,260
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034	2,805	2,813
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA, 3.60% 10/1/2054 (put 10/1/2027)	1,645	1,647
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029	295	316
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039	5,880	5,274
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	1,935	1,926
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	6,230	6,174
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	2,390	2,350
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	2,840	2,778
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	2,235	2,272
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034	3,615	3,616
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035	1,790	1,778
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	2,160	2,150
		38,053
South Carolina 1.00%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	6,137	4,431
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	75,193	26,558
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 7/22/2051	906	146
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	213
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043	1,420	1,422
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051	1,860	1,814
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051	530	524
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	2,600	2,878
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	7,635	8,556
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	3,595	4,018
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026) (a)(e)	10,330	10,459
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2028	210	217
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042	1,550	1,559
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	1,025	946
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.00% 6/15/2043 (a)	1,000	1,031

American Funds Tax-Exempt Income Funds	275

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053 (a)	USD3,430	$3,476
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058 (a)	2,585	2,621
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036 (a)	1,000	885
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046 (a)	1,280	941
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056 (a)	2,615	1,765
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042	1,650	1,518
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-B, 5.80% 12/1/2050	920	932
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. and Rev. Ref. Bonds (Rolling Green Village Project), Series 2025-A, 5.75% 12/1/2060	3,860	3,846
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	2,670	2,880
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036 (a)	1,775	1,783
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041 (a)	6,110	6,096
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052	2,250	2,087
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032	1,900	1,924
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038	2,135	2,150
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	15,940	15,947
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	7,015	7,441
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.75% 11/15/2058	5,690	6,093
Medical University Hospital Auth., Hospital Mortgage Rev. Bonds (Indian Land Project), Series 2025, FHA, 5.25% 11/15/2050	2,590	2,679
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	220	224
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	2,210	2,234
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056	45	45
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2024-B, AGI, 5.00% 12/1/2054	2,500	2,580
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037	885	890
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	15	15
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031	885	903
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034	885	891
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026 (a)	120	118
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031 (a)	1,000	921
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036 (a)	1,110	954
		139,611
South Dakota 0.06%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051	785	779
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	1,095	1,202
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-C, 6.25% 11/1/2055	4,590	5,182
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2026-A, 6.00% 11/1/2056	1,225	1,401
		8,564

276	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee 0.36%
Health and Educational Facs. Board, Rev. Bonds (Ascension Senior Credit Group), Series 2025-B-1, 5.00% 11/15/2048 (put 2/1/2028)	USD10,175	$11,175
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM, 5.25% 7/1/2064	1,555	1,587
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev. Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM, 5.50% 7/1/2054	415	436
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	750	764
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Housing Rev. Bonds (Trinity Lane Apartments Project), Series 2025, 3.15% 7/1/2044 (put 7/1/2029)	2,785	2,811
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	8,505	7,250
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), CAB, Series 2021-B, 0% 6/1/2043 (a)	5,665	2,471
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042	900	983
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052	1,555	1,572
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	6,915	7,427
Tennessee Energy Acquisition Corp., Gas Project Rev. Ref. Bonds, Series 2025-A, 5.00% 12/1/2035	11,860	12,785
		49,261
Texas 7.36%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (h)(i)(l)	29,562	29,562
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(h)	982	982
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	1,465	1,509
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	1,860	1,700
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2021, 3.00% 2/15/2039	1,940	1,778
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041	2,955	2,455
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051	6,480	4,726
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056	2,660	1,917
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049 (a)	495	450
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054 (a)	1,230	1,112
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064 (a)	895	805
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034	985	989
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	850	803
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049	385	364
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	530	492
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054	1,675	1,497
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035	1,335	1,372
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036	1,505	1,540
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 3.00% 8/15/2038	2,585	2,419
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.00% 6/15/2049	440	397
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Leadership Prep School), Series 2024, 4.125% 6/15/2054	335	303
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057 (a)	880	853
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062 (a)	4,850	4,847

American Funds Tax-Exempt Income Funds	277

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041	USD530	$439
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032	410	213
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052	4,000	2,080
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057	3,500	1,820
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	4,250	2,210
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038	880	884
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048	2,385	2,244
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053	1,220	1,124
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	375	374
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036	4,115	4,149
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046	3,300	3,288
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051	3,640	3,548
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036	1,700	1,600
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041	1,980	1,737
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046	1,980	1,607
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, AGI, 5.00% 2/15/2043	735	750
City of Austin, Airport System Rev. Ref. Bonds, Series 2025, AMT, 5.00% 11/15/2037	2,475	2,788
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 4.25% 11/1/2032 (a)	342	345
City of Austin, Special Assessment Rev. Bonds (Whisper Valley Public Improvement Dist. Improvement Area #3), Series 2024, 5.25% 11/1/2053 (a)	650	633
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	1,365	1,239
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	645	567
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	7,610	6,046
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050 (a)	3,660	3,014
Blue Meadow Municipal Utility Dist. No. 3 of Collin County, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2050	1,000	873
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042 (a)(b)(c)	7,593	380
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(b)	6,774	339
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039 (b)	2,020	101
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039 (a)(b)	23,555	1,178
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040	60	60
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040	2,360	1,977
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	4,305	3,912
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2025-1A, AMT, 4.50% 4/1/2046	13,700	14,066
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	766	767
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	1,414	1,389
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	278	284
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	3,406	3,410

278	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	USD3,369	$3,314
Castleberry Independent School Dist., Unlimited Tax School Board Building Bonds, Series 2024-B, 4.00% 2/15/2049	4,045	3,788
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	890	829
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	8,890	8,101
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 4.50% 9/1/2031 (a)	439	447
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.125% 9/1/2044 (a)	1,002	1,008
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	750	754
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 4.375% 9/1/2031 (a)	100	102
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.125% 9/1/2044 (a)	300	304
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Phase #1B Project), Series 2024, 5.375% 9/1/2053 (a)	250	251
Clear Sky Municipal Utility Dist. No. 1, Unlimited Tax Roach Bonds, Series 2026, 4.25% 9/1/2050	1,040	908
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028	440	445
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047	525	463
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	660	623
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.00% 6/15/2034 (a)	285	286
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	800	813
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 5.75% 6/15/2044 (a)	1,105	1,061
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048 (a)	3,245	3,086
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053 (a)	2,880	2,775
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2024-A, 6.00% 6/15/2054 (a)	665	619
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046	6,190	4,788
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054	820	734
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	850	780
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031 (a)	620	564
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047	890	831
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	890	799
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051 (a)	1,000	885
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051 (a)	500	471
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2029)	6,000	6,397
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. and Improvement Bonds, Series 2025-A, AMT, 5.00% 11/1/2050 (put 11/1/2032)	2,085	2,305
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	4,445	4,023
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.375% 12/31/2045 (a)	500	496
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	1,323	1,310
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	359	364
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.75% 12/31/2030 (a)	650	659
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	250	262
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	190	199
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.375% 12/31/2045 (a)	1,399	1,445
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.875% 12/31/2045 (a)	1,911	1,970

American Funds Tax-Exempt Income Funds	279

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.625% 12/31/2055 (a)	USD2,490	$2,557
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	3,606	3,711
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	198
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.125% 12/31/2031 (a)	418	427
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	1,252	1,254
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 5.75% 12/31/2044 (a)	887	888
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.625% 12/31/2054 (a)	1,772	1,767
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-B, 6.125% 12/31/2054 (a)	1,191	1,188
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 5.25% 12/31/2031 (a)	360	368
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.00% 12/31/2044 (a)	1,666	1,680
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Major Improvement Area Project), Series 2024, 6.25% 12/31/2054 (a)	2,507	2,460
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Ref. Bonds, Series 2025-D, 6.25% 1/1/2056	1,000	1,138
East Lake Houston Management Dist., Special Assessment Rev. Bonds (Crosby Terrace Improvement Area Project), Series 2025-A, 7.50% 9/15/2055 (a)	7,217	7,231
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.00% 9/15/2045 (a)	980	1,006
East Waller County Management Dist., Special Assessment Rev. Bonds (SOFI Lakes Sections 1 and 2 Project), Series 2025, 6.25% 9/15/2055 (a)	1,954	1,996
County of El Paso, Hospital Dist. GO Bonds, Series 2025, AGI, 5.50% 2/15/2055	3,565	3,766
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037	1,050	1,007
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038	1,450	1,371
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038	4,025	4,027
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	1,780	1,780
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	2,705	2,713
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 3.00% 8/15/2049	1,160	915
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	12,745	11,614
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2045	1,130	1,116
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-B, 4.75% 12/1/2051	1,095	1,032
County of Harris, Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2045	1,025	1,018
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	1,315	1,362
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2041	3,700	4,028
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-B, AGI, 5.00% 11/15/2042	1,165	1,254
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, AGI, 3.125% 11/15/2056	6,330	4,423
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054	3,340	3,050
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,365	1,414
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037	650	652
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	17,635	17,061
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051	1,800	1,300
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033	1,400	1,367
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038	3,105	2,854
Harris County Municipal Utility Dist. No. 514, Unlimited Tax Road Bonds, Series 2025, 4.375% 9/1/2051	1,080	956
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2048	1,385	1,293
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2050	1,035	963
Harris County Municipal Utility Dist. No. 547, Unlimited Tax Road Bonds, Series 2025-A, AGI, 4.375% 8/1/2052	1,135	1,043

280	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Residential Mortgage Rev. and Rev. Ref. Bonds, Series 2026-A, 6.00% 1/1/2057	USD9,270	$10,595
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054	3,570	3,956
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054	3,265	3,596
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	8,270	9,231
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	2,355	2,330
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	1,305	1,446
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2033	18,890	20,470
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	26,190	28,435
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	14,400	15,870
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	12,890	14,116
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	6,340	6,913
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	7,780	8,436
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	6,305	6,810
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	14,520	13,393
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	41,765	38,519
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, AGI, 5.25% 7/1/2041	900	984
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046	4,450	3,996
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028	10,680	10,997
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	15,955	15,976
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	3,540	3,600
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,018
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	10,510	10,697
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2031	7,500	8,016
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2032	7,500	8,066
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.25% 7/15/2033	3,365	3,646
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2025-B, AMT, 5.50% 7/15/2035	2,730	2,980
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032	440	443
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033	275	276
City of Houston, GO Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,530	1,632
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050	3,380	3,141
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/1/2050	1,335	1,392
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054	1,535	1,587
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044	890	891
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	500	407
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030	3,065	3,073
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Area #3-5 Project), Series 2025, 5.75% 9/15/2055	1,750	1,745

American Funds Tax-Exempt Income Funds	281

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 5.00% 9/15/2035	USD600	$606
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.125% 9/15/2045	1,880	1,884
City of Lavon, Special Assessment Rev. Bonds (Elevon Public Improvement Dist. Zone 2 Remainder Area Project), Series 2025, 6.375% 9/15/2055	1,500	1,483
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 5.75% 9/15/2045 (a)	545	562
City of Lavon, Special Assessment Rev. Bonds (Trails of Lavon Public Community Dist. Projects), Series 2025, 6.00% 9/15/2054 (a)	837	860
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	2,220	2,020
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044 (a)	2,862	2,928
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.625% 9/1/2045 (a)	649	649
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051 (a)	29,590	29,619
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053 (a)	2,409	2,456
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2025, 5.875% 9/1/2055 (a)	8,037	7,909
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	3,100	3,102
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	3,340	3,044
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	590	619
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC, 5.125% 11/1/2028	1,740	1,830
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2047	1,285	1,170
McKinney Municipal Utility Dist. No. 2, Unlimited Tax Bonds, Series 2025, BAM, 4.00% 9/1/2050	1,485	1,329
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.75% 9/1/2034 (a)	735	748
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.50% 9/1/2044 (a)	1,000	1,011
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.875% 9/1/2054 (a)	1,000	1,000
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.85% 2/15/2049 (put 2/1/2031)	180	180
Melissa Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2054	890	809
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031 (a)	9,995	10,033
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	6,130	6,156
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-A, AMT, 3.45% 5/1/2046 (put 3/2/2026)	2,000	2,000
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	8,985	9,326
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043	1,520	1,521
Montgomery County Municipal Utility Dist. No. 138, Unlimited Tax Bonds, Series 2025, BAM, 4.125% 3/1/2049	1,005	919
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.83% 9/15/2027 (c)	820	819
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 3.319% 9/15/2027 (c)	590	591
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026	520	530
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029	1,525	1,628
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031	1,975	2,154
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	21,675	24,418
Municipal Gas Acquisition and Supply Corp. V., Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	3,395	3,676
Municipal Gas Acquisition and Supply Corp. VI, Gas Supply Rev. Bonds, Series 2025, 5.00% 1/1/2036	23,000	24,952
New Braunfels Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/1/2052	2,225	2,048
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041 (a)	1,845	1,639

282	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046 (a)	USD1,415	$1,153
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051 (a)	3,770	2,908
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056 (a)	3,110	2,326
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029 (a)	435	420
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039 (a)	1,270	1,267
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049 (a)	2,385	2,163
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	1,760	1,761
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030	730	735
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037	1,110	1,024
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040	700	684
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042	1,620	1,387
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055	2,755	2,322
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050	765	724
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055	3,730	3,465
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039	945	963
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035	90	90
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043	3,285	3,287
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049	8,155	8,156
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2040	1,955	2,094
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031	2,560	2,569
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036	3,115	3,030
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	3,135	2,848
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042	3,110	3,102
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	1,780	1,782
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	14,400	14,203
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040	1,130	860
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057	10,790	7,018
New Hope Higher Education Fin. Corp., Higher Education Rev. Bonds (Texas Christian University Project), Series 2026-A, 5.00% 3/15/2055	8,620	8,865
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041	2,755	2,494
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051	2,850	2,260
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056	1,995	1,534
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057	1,615	1,330
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.75% 9/1/2041	1,120	1,128
Noble Ridge Municipal Utility Dist., Unlimited Tax Road Bonds, Series 2025, 4.875% 9/1/2046	1,055	1,015

American Funds Tax-Exempt Income Funds	283

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032 (a)	USD3,841	$3,980
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042 (a)	7,812	8,066
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052 (a)	15,342	15,510
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	5,425	5,386
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048	2,005	2,017
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048 (preref. 1/1/2027)	220	225
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038	2,665	2,518
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2021-B, 3.00% 1/1/2051	1,770	1,288
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	1,769	1,742
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051 (a)	4,502	3,599
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051 (a)	12,012	9,764
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2054	2,130	1,928
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036	445	427
Royse City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2053	1,820	1,874
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 4.625% 9/15/2035	850	856
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Improvement Area Project), Series 2025, 6.00% 9/15/2055	2,850	2,819
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.50% 9/15/2045 (a)	1,400	1,398
City of Royse City, Special Assessment Rev. Bonds (Bahamas Public Improvement Dist. No. 2 Zone A Remainder Area Project), Series 2025, 6.75% 9/15/2055 (a)	2,000	1,979
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049	1,155	1,227
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 2.90% 2/1/2055 (put 12/1/2027)	1,305	1,306
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2026-A, 3.00% 2/1/2055 (put 12/1/2029)	16,155	16,190
City of San Marcos, Special Assessment Rev. Bonds (Whisper South Public Improvement Dist.), Series 2022, 4.50% 9/1/2051 (a)	912	789
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053	1,780	1,829
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	5,780	5,649
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037	1,335	1,343
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038	1,225	1,227
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	405	405
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039	670	670
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040	300	299
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027	2,270	2,271
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031	8,200	8,202
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037	6,155	6,162
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045	12,445	11,926
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035	180	180
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040	1,205	1,205
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-1, 5.00% 11/15/2051 (put 11/15/2032)	5,000	5,655

284	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Ascension Senior Credit Group), Series 2025-C-2, 5.00% 11/15/2051 (put 11/15/2035)	USD5,000	$5,761
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2025-A, AMT, 4.50% 6/1/2046	2,360	2,409
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049	10,515	9,493
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2041	385	186
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, CAB, Series 2019-A, 0% 8/1/2042	2,110	963
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2050	3,135	3,339
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.25% 10/1/2055	1,200	1,272
Transportation Fin. Corp., Toll Rev. Ref. Bonds (TELA Supported), Series 2025-A, 5.50% 10/1/2055	1,890	2,048
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.25% 9/1/2032 (a)	400	404
County of Travis, Dev. Auth. Contract Assessment Rev. Bonds (Longview 71 Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.125% 9/1/2054 (a)	845	822
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	22,966	23,139
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	15,765	15,884
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Bonds, Series 2024, 4.00% 8/1/2054	7,115	6,416
Waller County Municipal Utility Dist. No. 55A, Unlimited Tax Road Bonds, Series 2025, 4.625% 9/1/2051	1,025	947
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053	1,230	1,125
Whitesboro Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	5,785	5,272
		1,024,079
United States 1.07%
FHLMC Multi Family Structured Pass Through Certs., Green Bonds, Series ML-32, Class AUS, 4.837% 3/25/2042 (c)	15,846	16,490
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035 (a)(c)	120,334	6,280
Freddie Mac, Multi Family Certs., Series 2023, 4.144% 1/25/2040 (c)	8,018	7,803
Freddie Mac, Multi Family Certs., Series 2023, 4.554% 8/25/2040 (c)	3,189	3,215
Freddie Mac, Multi Family Certs., Green Bonds, Series 2025, 4.534% 11/25/2042 (c)	17,397	16,969
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (a)	8,749	8,037
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,347	1,322
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036	1,732	1,666
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.134% 6/25/2037 (c)(d)	51,479	3,427
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.06% 1/25/2038 (a)(c)	23,906	3,276
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024, 3.26% 12/25/2038 (c)	35,686	31,288
Freddie Mac, Multi Family Mortgage Certs., Green Bonds, Series 2024-ML-22, 4.686% 10/25/2040 (c)	2,827	2,876
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	3,456	2,915
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038 (a)	2,244	1,803
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (c)	15,273	14,516
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.30% 5/25/2041 (c)	7,980	7,841
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.615% 8/25/2041 (c)	5,015	5,168
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 4.76% 8/25/2041 (c)	7,197	7,389
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 3.084% 4/25/2043 (c)	7,766	6,671
		148,952
Utah 2.37%
Arrowhead Springs Public Infrastructure Dist., Limited Tax GO and Special Rev. Bonds, Series 2025, 6.00% 3/1/2056 (a)	6,500	6,486
Arrowhead Springs Public Infrastructure Dist., Special Assessment Bonds (Arrowhead Springs Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	2,539	2,554
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	7,902	8,135
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041 (a)	895	755
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051 (a)	1,160	880
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046 (a)	6,555	6,069

American Funds Tax-Exempt Income Funds	285

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	USD1,270	$1,280
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, AGI, 5.50% 6/1/2055	1,450	1,551
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	5,733	5,442
Firefly Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2024-A-1, 6.625% 3/1/2054 (a)	1,780	1,825
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043 (a)	5,091	5,186
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037 (a)	18,845	17,964
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,660	1,801
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	325	358
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	765	851
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054	930	1,038
Housing Corp., Single Family Mortgage Bonds, Series 2025-E, 6.75% 7/1/2055	1,320	1,538
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 5.50% 3/1/2051 (a)(f)	15,000	11,733
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax GO Bonds, Series 2023-A, 7.75% 3/1/2054 (a)	22,177	23,109
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	31,045	26,389
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	2,015	2,041
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050 (a)	11,710	11,445
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A-1, 6.25% 6/1/2055 (a)	2,225	2,330
MIDA Cormont Public Infrastructure Dist., Limited Tax GO Bonds, Convertible CAB, Series 2025-A-2, 0% 6/1/2055 (6.75% on 6/1/2029) (a)(e)	4,592	3,919
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026 (a)	1,060	1,062
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,125	1,164
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.75% 6/15/2044 (a)	3,540	3,636
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.25% 6/1/2045 (a)	1,255	1,266
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2050 (a)	2,600	2,617
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-1, 5.125% 6/15/2054 (a)	8,546	8,417
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	8,695	8,910
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.50% 6/1/2055 (a)	1,840	1,835
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2025-1, 5.75% 6/1/2060 (a)	5,405	5,477
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, CAB, Series 2025-2, 0% 6/1/2043 (5.75% on 6/1/2031) (a)(e)	1,290	972
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	976
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041	5,904	5,510
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	5,000	4,042
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-A, 6.00% 3/1/2056 (a)	1,660	1,672
Moonlight Village Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2025-B, 8.00% 3/15/2056 (a)	896	913
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	4,581	4,351
NWQ Public Infrastructure Dist., Limited Tax GO Bonds, Series 2025-A, 6.125% 3/1/2056 (a)	2,085	2,096
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 3.625% 2/1/2035 (a)	600	532
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.125% 2/1/2041 (a)	1,500	1,312
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax GO Bonds, Series 2021-A, 4.375% 2/1/2051 (a)	3,220	2,530
Pine View Publick Infrastructure Dist. No.2, Special Assessment Bonds (Firelight Assessment Area No. 1), Series 2026, 6.25% 12/1/2055 (a)	4,500	4,505
Point Phase 1 Public Infrastructure Dist. No. 1, Tax Assessment and General Rev. Bonds, Series 2025-A-1, 5.875% 3/1/2045	4,250	4,397
Sawmill Infrastructure Fncg. Dist., Special Assessment Bonds (Sawmill Assessment Area), Series 2025, 6.00% 12/1/2054 (a)	1,325	1,369
Soleil Hills Public Infrastructure Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 5.875% 3/1/2055 (a)	3,925	3,919
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	11,489	11,671

286	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	USD11,046	$11,213
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	15,021	15,060
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041 (a)	6,994	6,826
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	50,151	45,746
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	6,836	6,964
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	12,296	12,615
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	1,661	1,673
		329,927
Vermont 0.31%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	5,470	5,358
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045	9,235	7,873
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047	415	397
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	2,135	2,170
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	4,655	4,762
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046	890	616
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052	890	608
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026	110	111
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027	270	272
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029	225	225
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029	635	637
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030	185	185
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030	975	1,040
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031	110	110
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031	970	1,046
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032	90	90
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035	2,255	2,201
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036	440	428
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 4.75% 6/15/2036	2,510	2,596
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2037	670	702
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2038	790	816
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	3,380	3,158
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.00% 6/15/2039	790	809
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040	740	735
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.125% 6/15/2040	735	753
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	3,010	2,926
Student Assistance Corp., Education Loan Rev. Bonds, Series 2025-A, AMT, 5.25% 6/15/2041	665	681
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046	1,160	1,021
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047	925	767
		43,093
Virgin Islands 0.42%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	900	921
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	8,340	8,636
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	9,705	10,205
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	6,265	6,677
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	19,660	20,633
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039 (a)	4,665	4,665

American Funds Tax-Exempt Income Funds	287

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virgin Islands (continued)
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042 (a)	USD1,270	$1,228
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042 (a)	2,050	2,076
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052 (a)	2,235	2,241
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052 (a)	1,145	1,115
		58,397
Virginia 1.78%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034	1,165	1,225
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,095	1,085
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	245	240
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045	1,485	1,394
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible CAB, Series 2012-B, 4.875% 7/15/2040	1,335	1,373
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031	1,075	1,113
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	1,255	1,292
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	2,905	2,939
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040	3,280	3,298
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,010	2,927
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048	3,555	3,274
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050	12,200	11,100
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055	14,250	12,691
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059	19,545	17,248
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045 (a)	965	957
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028	1,450	1,466
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031	555	567
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040	5,455	5,205
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	6,280	5,273
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	2,825	2,712
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051	580	547
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034	885	903
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039	5,665	5,740
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044	2,000	2,002
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049	3,455	3,299
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052	1,970	1,848
County of Henrico, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047	16,395	16,415

288	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2048	USD535	$562
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, AGI, 5.25% 7/1/2053	1,670	1,731
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053	760	820
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058	2,565	2,774
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041	1,655	1,494
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047	3,970	3,180
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035	1,805	1,785
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	2,990	2,777
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050	8,390	6,588
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	885	884
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051	1,870	1,320
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055	4,750	3,968
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038	5,845	5,850
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	8,225	8,062
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045 (a)	27,900	27,902
Econ. Dev. Auth. Of the County of Powhatan, Grant Rev. Bonds (Chesterfield Hotel Project), Series 2025-A, 6.125% 9/1/2060 (a)	6,500	6,500
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030	440	441
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	100	100
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049	1,780	1,710
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	5,335	5,089
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037	3,620	3,628
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042	3,110	3,113
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047	8,005	7,767
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052	9,985	9,364
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041	845	827
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	3,330	2,824
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	160	176
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	580	622
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.50% 12/1/2054	990	1,018
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031	1,230	1,300
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032	1,170	1,235
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	2,020	2,128
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	4,930	4,564
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051	1,620	1,263

American Funds Tax-Exempt Income Funds	289

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051	USD4,090	$3,554
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038) (a)	1,785	1,743
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030	2,670	2,700
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043	2,665	2,949
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053	2,220	2,439
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059	2,540	2,778
		247,662
Washington 1.82%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036	1,335	1,310
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043	880	891
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	880	882
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	1,955	1,334
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058	470	464
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	1,780	1,175
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040 (a)	7,950	8,195
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2025-A, 5.50% 9/1/2055	3,090	3,272
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045	2,225	1,966
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	2,670	2,673
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	1,780	1,781
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	665	678
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	1,775	1,811
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)	1,940	1,979
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	26,543	26,047
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.495% 4/20/2037 (c)	37,445	3,564
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	33,446	31,984
Housing Fin. Commission, Municipal Certs., Series 2025-1-A, 4.079% 11/20/2041 (c)	3,840	3,729
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/1/2050 (c)	14,142	13,941
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Eliseo Project), Series 2021-A, 4.00% 1/1/2057 (a)	1,550	1,019
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048	2,165	2,160
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	500	509
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031 (a)	1,000	1,016
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033 (a)	1,055	1,069
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2056	2,000	2,007
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2025-A, 6.25% 1/1/2061	8,495	8,489
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Presbyterian Retirement Communities Northwest Projects), Series 2016-A, 5.00% 1/1/2046 (a)	1,000	946
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059 (a)	1,630	1,665
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	205	205
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	1,820	1,814

290	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.75% 1/1/2053 (a)	USD1,150	$1,114
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.875% 1/1/2059 (a)	950	927
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	16,420	14,431
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	2,090	2,091
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043 (a)	3,790	3,600
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048 (a)	2,625	2,339
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028 (a)	460	461
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033 (a)	500	506
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038 (a)	1,360	1,369
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048 (a)	1,195	1,103
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055 (a)	10,020	8,835
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2046 (a)	625	591
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	2,130	1,947
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050 (a)	1,150	992
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056 (a)	2,005	1,688
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049	680	674
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	710	702
Washington State Housing Finance Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.727% 12/20/2035 (c)(d)	82,335	3,050
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032 (a)	1,800	1,839
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032 (a)	1,215	1,241
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038 (a)	9,660	9,860
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038 (a)	1,915	1,955
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	12,175	12,670
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033 (a)	1,040	1,013
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034 (a)	2,070	1,998
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034 (a)	755	776
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035 (a)	2,930	2,795
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043 (a)	5,390	4,433
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048 (a)	6,715	4,912
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048	6,225	4,526
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	13,305	8,781
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, AGI, 3.00% 7/1/2058	6,365	4,345
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058 (a)	3,540	2,349
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058 (a)	1,300	1,088
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058	3,080	3,039

American Funds Tax-Exempt Income Funds	291

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	USD2,225	$2,226
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042	445	471
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030	890	891
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031	1,780	1,782
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029	890	901
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,335	1,351
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031	1,335	1,350
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032	1,335	1,349
		252,936
West Virginia 0.16%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	13,030	13,334
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	6,005	6,557
City of Huntington, Tax Increment Rev. Bonds (Highlawn Redev. Dist. No. 3 Project), Series 2025-A, 5.625% 6/1/2052	2,625	2,564
		22,455
Wisconsin 4.89%
Health & Educational Facs. Auth., Rev. Bonds (Benevolent Corp), Series 2017, 5.00% 6/1/2041	445	445
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2034	5,000	5,010
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026	1,140	1,144
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027	1,200	1,218
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029	1,320	1,354
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031	1,460	1,495
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037	1,080	1,091
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.25% 11/15/2055	4,090	4,083
Health and Educational Facs. Auth., Rev. Bonds (Capital Lakes, Inc.), Series 2025-A, 6.375% 11/15/2060	2,930	2,934
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	2,455	2,531
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.625% 7/1/2045	10,650	10,735
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	9,465	9,512
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 6.00% 7/1/2060	12,160	12,276
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034	445	450
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049	5,325	5,081
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	195	209
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044	265	282
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059	2,215	2,298
Health and Educational Facs. Auth., Rev. Bonds (Froedtert Health, Inc.), Series 2024-A, 5.00% 4/1/2045	2,250	2,335
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	670	591
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041	690	541
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051	3,005	1,990

292	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056	USD880	$563
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046	2,845	2,845
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050	720	639
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044	1,425	1,445
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	505	500
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054	1,610	1,778
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055	1,650	1,800
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2026-A, 5.75% 9/1/2056	980	1,093
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	1,080	1,158
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042	405	405
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029 (a)	350	351
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039 (a)	1,225	1,228
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049 (a)	2,985	2,766
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054 (a)	1,410	1,278
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	1,760	1,773
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047 (a)	6,885	6,719
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052 (a)	1,780	1,702
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041 (a)	790	723
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051 (a)	1,765	1,457
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056 (a)	1,225	990
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036 (a)	700	644
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039 (a)	710	686
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050 (a)	2,175	1,867
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	2,075	1,511
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052 (a)	1,315	1,265
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061 (a)	2,030	1,396
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062 (a)	1,390	1,351
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 4.75% 7/1/2045 (a)	1,505	1,382
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2055 (a)	1,470	1,338
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2060 (a)	2,325	2,076
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 5.75% 6/1/2045 (a)	560	558
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2055 (a)	840	827
Public Fin. Auth., Charter School Rev. Bonds (Rocketship Tennessee Obligated Group - Issue No. 1), Series 2025-A, 6.00% 6/1/2060 (a)	800	782
Public Fin. Auth., Conference Center and Hotel Rev. First Tier Bonds (Lombard Public Facs. Corp. Project), Series 2025, 6.00% 1/1/2045 (a)	975	975
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040 (a)	1,350	1,046
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050 (a)	2,645	1,688
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056 (a)	2,165	1,307
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2054 (a)	7,510	5,866
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	11,120	8,518
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041	1,420	1,303

American Funds Tax-Exempt Income Funds	293

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2044 (a)	USD575	$552
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029 (a)	440	439
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039 (a)	880	880
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049 (a)	915	841
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054 (a)	1,425	1,280
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041 (a)	3,545	3,406
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051 (a)	3,365	2,938
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056 (a)	3,840	3,271
Public Fin. Auth., Education Rev. Bonds (Triad Math & Science Academy), Series 2025, 5.25% 6/15/2065	2,515	2,296
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.25% 7/15/2044 (a)	545	494
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031	1,150	1,109
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041	7,865	7,408
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035 (a)	2,950	3,000
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045 (a)	7,015	6,461
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	55	56
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	230	231
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	575	568
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	1,030	1,016
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	9,980	9,060
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	200	201
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035	9,275	9,194
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046	4,560	3,647
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	9,885	7,601
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056	13,990	10,262
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2031 (a)	585	589
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041 (a)	3,190	2,959
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, AGI, 3.00% 6/1/2045	5,545	4,205
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046 (a)	5,050	5,173
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052 (a)	2,405	2,450
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062 (a)	2,225	2,284
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	13,663	13,664
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Legacy Hills Project), Series 2025, 6.00% 11/15/2045 (a)	12,910	12,543
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Heritage Bend Project), CAB, Series 2025, 0% 12/15/2042 (a)	21,265	6,602
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	10,491	10,524
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	61,725	23,018
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	8,349	4,938
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	7,339	7,339
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023, 6.25% 11/15/2029	1,328	1,328
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050 (a)	100	80
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	1,075	1,105

294	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 5.386% 7/1/2062 (a)(c)	USD55,350	$45,179
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	8,496	8,876
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.50% 7/1/2052	2,895	3,029
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM, 5.625% 7/1/2055	2,340	2,462
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	3,325	3,379
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049	1,330	1,333
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	1,195	1,216
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	1,780	1,854
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039 (a)	690	700
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049 (a)	2,470	2,281
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054 (a)	2,415	2,187
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041	895	881
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046	940	836
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051	6,025	5,132
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029 (a)	1,230	1,255
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039 (a)	1,980	2,028
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049 (a)	5,505	5,294
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054 (a)	3,165	2,999
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051	2,240	1,852
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056	9,020	7,266
Public Fin. Auth., Rev. Bonds (Absolute Awakenings), Series 2025, 7.25% 1/1/2061 (a)	2,225	2,325
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028 (a)	1,225	1,305
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038 (a)	19,640	22,048
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050	4,450	3,225
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM, 3.00% 7/1/2050	3,590	2,664
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.50% 12/1/2044 (a)	4,245	4,324
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	4,360	4,398
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	1,595	1,610
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031 (a)	245	239
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041 (a)	510	488
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051 (a)	1,130	983
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	1,630	1,392
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	6,230	6,507
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	7,855	8,147
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030 (a)	500	514
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (a)	5,285	5,338
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030) (a)	355	390
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (a)	1,900	1,764
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030) (a)	100	110
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052	905	776
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	7,530	6,435
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	370	367
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	660	653
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049 (a)	1,045	926
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051	10,450	8,609
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056	12,090	9,714
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	5,105	5,108
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	1,000	997
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	2,560	2,307

American Funds Tax-Exempt Income Funds	295

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032) (a)	USD100	$108
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032) (a)	1,440	1,140
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046	9,990	9,832
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	445	433
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	6,220	6,463
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046	1,550	1,284
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052	1,775	1,387
Public Fin. Auth., Senior Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051 (a)	5,000	3,410
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040	2,025	2,077
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	2,275	2,283
Public Fin. Auth., Special Fac. Rev. Bonds (General Aviation Facs. Project), Series 2024-B, AMT, 7.00% 9/1/2054 (a)	8,570	9,086
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	240	253
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.75% 9/1/2035 (a)	975	1,024
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 6.25% 9/1/2046 (a)	2,520	2,597
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital III, LLC Aviation Facs. Project), Series 2026, AMT, 6.00% 7/1/2060 (a)	14,270	14,270
Public Fin. Auth., Special Facs. Rev. Bonds (Sky Harbour Capital, LLC Aviation Facs. Project), Series 2021, AMT, 4.25% 7/1/2054	6,335	5,272
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	2,584	2,621
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	6,157	6,157
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030	3,060	3,063
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035	890	891
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047	1,785	1,739
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043 (a)	960	968
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053 (a)	4,000	3,932
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063 (a)	10,045	9,706
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034	2,290	2,373
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039	1,820	1,853
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039	1,420	1,446
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044	1,200	1,193
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049	3,265	3,121
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041 (a)	675	584
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051 (a)	5,630	4,195
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061 (a)	5,095	3,581
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 6/30/2060	8,010	8,302
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 6/30/2060	12,640	13,965
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 5.75% 12/31/2065	19,630	20,315
Public Fin. Auth., Toll Rev. Bonds (Georgia SR 400 Express Lane Project), Series 2025, AMT, 6.50% 12/31/2065	14,200	15,688
		680,530

296	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054	USD440	$482
Total bonds, notes & other debt instruments (cost: $12,888,503,000)		12,723,046
Rights & warrants 0.00%	Shares
Other 0.00%
BL Train Holdings West, LLC, warrants, expire 2035 (h)(k)	244,140	610
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(k)	1,635	—
Short-term securities 7.39%	Principal amount (000)
Municipals 6.81%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.49% 12/15/2028 (a)(c)	USD7,800	7,800
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.20% 12/1/2033 (c)	17,395	17,395
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 3.20% 12/1/2033 (c)	4,500	4,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.20% 12/1/2029 (c)	16,930	16,930
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 2.65% 11/15/2052 (c)	25,390	25,390
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (a)(m)	16,000	16,008
State of California, Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (Brightline West Passenger Rail Project), Series 2025-B, AMT, 12.00% 1/1/2065 (put 11/2/2026) (a)(m)	11,045	8,284
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	15,000	15,173
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.25% 7/1/2051 (put 7/15/2026) (m)	650	650
State of Colorado, Educational Loan Program Tax and Rev. Anticipation Notes, Series 2025-B, 5.00% 6/30/2026	15,000	15,169
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 2.28% 10/1/2050 (c)	2,245	2,245
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.28% 10/1/2047 (c)	16,400	16,400
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 2.85% 7/1/2051 (c)	16,300	16,300
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-B, 2.75% 7/1/2060 (c)	31,870	31,870
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 2.625% 12/1/2048 (put 5/1/2026) (m)	3,000	3,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.10% 8/1/2044 (c)	1,800	1,800
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.15% 8/1/2044 (c)	21,455	21,455
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.40% 12/1/2039 (c)	17,065	17,065
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.20% 8/1/2035 (c)	14,230	14,230
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-D, 2.25% 5/15/2053 (c)	8,905	8,905
State of Maryland, Health and Higher Educational Facs. Auth., Rev. Bonds (John Hopkins Health System Issue), Series 2025-C, 3.15% 5/15/2053 (c)	9,665	9,665
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 2.95% 11/1/2037 (c)	35,965	35,965

American Funds Tax-Exempt Income Funds	297

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 2.65% 12/1/2034 (put 3/2/2026) (m)	USD6,000	$6,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.10% 4/1/2042 (c)	10,465	10,465
State of Michigan, Regents of the University of Michigan, IAM Commercial Paper, Series 2009-B, 2.40% 5/5/2026	5,500	5,501
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.35% 11/15/2038 (c)	25,200	25,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 2.25% 11/15/2047 (c)	17,300	17,300
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-C, 2.65% 11/15/2064 (c)	23,675	23,675
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-A, 3.20% 12/1/2030 (c)	23,090	23,090
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-D, 3.20% 12/1/2030 (c)	10,800	10,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2007-C, 3.40% 12/1/2030 (c)	10,810	10,810
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-F, 3.20% 11/1/2035 (c)	6,450	6,450
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2010-L, 3.25% 11/1/2035 (c)	13,140	13,140
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron USA, Inc. Project), Series 2011-D, 3.25% 11/1/2035 (c)	9,815	9,815
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron USA, Inc. Project), Series 2023, 3.20% 6/1/2043 (c)	21,600	21,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.20% 2/15/2033 (c)	4,285	4,285
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.25% 3/1/2040 (c)	17,400	17,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.15% 6/1/2041 (c)	14,050	14,050
State of New Jersey, Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-2, AMT, 5.00% 12/1/2056 (put 6/2/2026) (m)	6,000	6,040
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.28% 7/1/2032 (c)	1,000	1,000
State of New York, New York City GO Bonds, Fiscal 2010, Series 2010-G-4, 2.15% 3/1/2039 (c)	22,365	22,365
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 3.30% 4/1/2042 (c)	3,705	3,705
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 3.20% 3/1/2042 (c)	41,800	41,800
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2007-CC-1, 2.28% 6/15/2038 (c)	15,895	15,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 3.20% 6/15/2044 (c)	4,900	4,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 3.20% 6/15/2049 (c)	24,700	24,700
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 3.20% 6/15/2048 (c)	11,120	11,120
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-CC, 3.20% 6/15/2053 (c)	7,600	7,600
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2015, Series 2015-E-4, 3.20% 2/1/2045 (c)	20,800	20,800
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 3.20% 8/1/2041 (c)	9,000	9,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-4, 3.25% 8/1/2042 (c)	3,600	3,600
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-3, 3.20% 11/1/2054 (c)	47,550	47,550
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.20% 1/1/2032 (c)	4,210	4,210
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.20% 1/1/2035 (c)	15,400	15,400

298	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Short-term securities (continued)		Principal amount (000)	Value (000)
Municipals (continued)
State of North Carolina, County of Cumberland, Industrial Facs. and Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Project Aero), Series 2024, AMT, 3.125% 12/1/2027 (put 12/1/2026) (m)		USD7,000	$7,006
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 20008-B-5, 2.65% 2/17/2026		20,000	20,003
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.25% 1/1/2039 (c)		23,000	23,000
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 3.25% 4/1/2049 (put 7/15/2026) (m)		205	205
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 3.25% 4/1/2034 (put 4/15/2026) (m)		260	260
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 3.25% 4/1/2049 (put 4/15/2026) (m)		500	500
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 3.25% 7/1/2034 (c)		345	345
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.25% 11/1/2041 (c)		27,400	27,400
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.29% 5/15/2034 (c)		4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.29% 5/15/2034 (c)		17,500	17,500
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2025-A, AMT, 3.45% 6/1/2055 (put 3/2/2026) (m)		3,700	3,701
State of Texas, Board of Regents of Texas A&M University System, IAM Commercial Paper, Series 2026, 2.42% 5/5/2026		7,000	7,002
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2025-A, 2.73% 2/3/2026		10,000	10,001
State of Texas, Veterans Bonds, Series 2019, 2.40% 6/1/2050 (c)		6,085	6,085
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 3.20% 11/1/2036 (c)		13,405	13,405
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 2.30% 2/15/2038 (c)		27,200	27,200
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 3.20% 10/1/2044 (c)		13,500	13,500
			947,078
	Weighted average yield at acquisition
U.S. Treasury bills 0.58%
U.S. Treasury 2/3/2026	3.389%	80,000	79,992
Total short-term securities (cost: $1,028,984,000)			1,027,070
Total investment securities 98.88% (cost: $13,917,487,000)			13,750,726
Other assets less liabilities 1.12%			155,555
Net assets 100.00%			$13,906,281
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	4,671	4/6/2026	USD973,867	$(1,639)
5 Year U.S. Treasury Note Futures	Long	2,739	4/6/2026	298,358	(928)
10 Year Ultra U.S. Treasury Note Futures	Short	445	3/31/2026	(50,800)	212

American Funds Tax-Exempt Income Funds	299

American High-Income Municipal Bond Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
10 Year U.S. Treasury Note Futures	Short	685	3/31/2026	(76,602)	$658
20 Year U.S. Treasury Bond Futures	Long	225	3/31/2026	25,903	(361)
30 Year Ultra U.S. Treasury Bond Futures	Short	170	3/31/2026	(19,964)	134
					$(1,924)
Investments in affiliates (n)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Industrials 0.00%
AM BidCo Holdings, LLC (h)(k)	$—	$—	$—	$—	$—	$—	$—
Restricted securities (j)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$18,630	$18,944	0.13%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039	6/14/2024	11,930	12,126	0.09
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027 (h)(i)	11/21/2022	2,296	2,296	0.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 7/28/2030 (h)(i)	8/25/2025	1,106	1,106	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 11/3/2030 (h)(i)	12/1/2025-12/17/2025	1,091	1,091	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027 (h)(i)	12/1/2022-12/27/2022	919	919	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 9/8/2030 (h)(i)	11/10/2025	869	869	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/6/2028 (h)(i)	12/1/2023-1/25/2024	862	862	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027 (h)(i)	11/7/2022	727	727	0.01

300	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/21/2029 (h)(i)	12/2/2024	$710	$710	0.01%
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 6/30/2030 (h)(i)	7/25/2025	671	671	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 11/18/2029 (h)(i)	12/2/2024-3/12/2025	536	536	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2023, 6.00% PIK 7/31/2028 (h)(i)	8/28/2023	492	492	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 1/27/2030 (h)(i)	3/12/2025	462	462	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 4/21/2030 (h)(i)	5/12/2025	454	454	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028 (h)(i)	5/25/2023	439	439	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2025, 6.00% PIK 10/6/2030 (h)(i)	11/10/2025	368	368	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027 (h)(i)	9/7/2022	259	259	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/15/2029 (h)(i)	8/29/2024	236	235	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 2/10/2030 (h)(i)	3/12/2025	178	178	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028 (h)(i)	10/30/2023	163	163	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028 (h)(i)	10/30/2023	138	138	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028 (h)(i)	5/25/2023	46	46	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028 (h)(i)	5/25/2023	31	31	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/4/2028 (h)(i)	1/25/2024	26	26	0.00 (o)

American Funds Tax-Exempt Income Funds	301

American High-Income Municipal Bond Fund® (continued)
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/3/2029 (h)(i)	8/29/2024	$22	$22	0.00%(o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027 (h)(i)	11/7/2022	13	13	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/1/2029 (h)(i)	8/29/2024	10	10	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/23/2029 (h)(i)	12/2/2024	4	4	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2024, 6.00% PIK 12/2/2029 (h)(i)	3/12/2025	3	3	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028 (h)(i)	8/28/2023	822	822	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 10/19/2028 (h)(i)	11/14/2023	451	451	0.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028 (h)(i)	5/2/2023	355	355	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 11/16/2028 (h)(i)	1/25/2024	302	302	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% 9/7/2028 (h)(i)	11/14/2023	177	177	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027 (h)(i)	5/2/2023	155	155	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/16/2029 (h)(i)	5/2/2024	147	147	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028 (h)(i)	8/28/2023	135	135	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/7/2029 (h)(i)	5/2/2024	98	98	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028 (h)(i)	5/2/2023	61	61	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2029 (h)(i)	9/8/2025	51	51	0.00 (o)

302	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund® (continued)
Restricted securities (j) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/8/2030 (h)(i)	9/8/2025	$27	$27	0.00%(o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/17/2029 (h)(i)	9/8/2025	20	20	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/22/2029 (h)(i)	9/8/2025	13	13	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/9/2029 (h)(i)	5/2/2024	11	11	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028 (h)(i)	8/28/2023	10	10	0.00 (o)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/17/2030 (h)(i)	9/8/2025	6	6	0.00 (o)
Total		$46,532	$47,041	0.34%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,390,527,000, which represented 24.38% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Step bond; coupon rate may change at a later date.
(f)	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
(g)	Amount less than one thousand.
(h)	Value determined using significant unobservable inputs.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(k)	Non-income producing.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,562,000, which represented 0.21% of the net assets of the fund.

(m)	For short-term securities, the mandatory put date is considered to be the maturity date.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Amount less than 0.01%.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department

Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
LOC = Letter of credit

NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
PIK = Payment In Kind
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	303

The Tax-Exempt Fund of California®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 93.93%	Principal amount (000)	Value (000)
California 91.39%
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD870	$923
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047	965	1,024
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053	2,245	2,365
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, AGI, 5.00% 7/1/2039	2,000	2,052
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037) (a)	2,635	1,526
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037) (a)	9,190	5,306
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, CAB, Series 2024-A, AGI, 0% 10/1/2053	6,500	1,739
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible CAB, Series 2022-C-2, AGI, 0% 10/1/2052 (5.45% on 10/1/2037) (a)	7,470	4,326
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,004
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	501
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033	100	100
Alvord Unified School Dist., GO Bonds, 2022 Election, Series 2022-A, BAM, 5.00% 8/1/2052	1,075	1,124
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	715	730
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	750	765
City of American Canyon, Community Facs. Dist. No 2018-1 (Green Island Road Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2057	1,250	1,267
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2020, AGI, 3.00% 8/1/2050	10,000	7,578
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2036	1,000	665
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2037	1,150	719
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2042	4,515	2,054
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	475
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	621
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	676
Banning Unified School Dist., GO Rev. Bonds, Series 2017-A, AGI, 5.00% 8/1/2035	955	988
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2025-F, 5.00% 4/1/2053	1,300	1,371
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	891
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,067
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	913
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	400	402
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,009
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,003
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,632
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	575
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,006
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, AGI, 4.00% 7/1/2039	1,000	1,016

304	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, AGI, 4.125% 7/1/2041	USD400	$405
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044	3,585	3,863
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049	8,310	8,693
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	617
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	524
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,385
Trustees of the California State University, Systemwide Rev. Bonds, Series 2025-A, 5.25% 11/1/2056	7,125	7,733
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026	275	277
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2027	300	307
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2028	250	260
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2029	250	264
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2030	275	294
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2031	375	403
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM, 4.00% 8/1/2031	300	322
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2032	525	562
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM, 4.00% 8/1/2034	1,000	1,064
Centinela Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-C, AGI, 4.00% 8/1/2033	2,500	2,522
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	12,540	13,563
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,503
Chaffey Community College Dist., GO Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043 (preref. 6/1/2028)	2,000	2,086
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2019-D, 0% 8/1/2027	895	861
Chino Valley Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055	3,605	3,366
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2032	385	317
Chino Valley Unified School Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2033	430	338
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,970
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,384
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,740	1,513
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	267
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	286
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	295
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	304
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	318
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	326
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	211

American Funds Tax-Exempt Income Funds	305

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	USD220	$224
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	236
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	922
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	961
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	1,010
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	371
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	451
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	887
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2029	890	906
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2030	920	937
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 10/1/2034	1,180	1,199
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	2,300	2,054
CMFA Special Fin. Agcy., Essential Housing Rev. Bonds (The Mix At CTR City), Series 2021-A-2, 4.00% 4/1/2056 (b)	1,350	1,017
Coachella Valley Unified School Dist., GO Bonds, 2005 Election, Series 2016-E, AGI, 4.00% 8/1/2045	6,555	6,361
Coast Community College Dist., GO Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	2,500	2,399
Coast Community College Dist., GO Bonds, CAB, 2012 Election, Series 2019-F, 0% 8/1/2042	3,070	1,576
College of the Sequoias Community College Dist., GO Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054	7,630	7,977
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2035	650	477
Colton Joint Unified School Dist., GO Bonds, CAB, 2024 Election, Series 2025, BAM, 0% 8/1/2037	500	332
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	14,245	15,851
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	28,565	28,926
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	3,185	3,243
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	8,305	8,875
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	29,000	31,123
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	8,965	9,636
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	28,685	30,289
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	6,000	6,533
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	9,060	9,720
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	21,785	23,564
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	16,030	17,003
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-D, 5.00% 10/1/2055 (put 7/1/2034)	1,970	2,073
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	9,750	10,275
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	32,025	34,331
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	3,850	4,226

306	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	USD8,085	$8,586
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	10,895	11,908
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	21,570	23,486
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	28,665	31,476
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046 (b)	700	596
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056 (b)	1,005	686
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (b)	5,600	4,313
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056 (b)	9,700	8,000
Community Housing Agcy., Essential Housing Rev. Bonds (K Street Flats), Series 2021-A-1, 3.00% 2/1/2057 (b)	500	339
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (b)	2,300	1,692
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (b)	2,000	899
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049 (b)	1,000	920
Compton Community College Dist., GO Rev. Ref. Bonds, Series 2018-A, BAM, 5.00% 8/1/2038 (preref. 8/1/2026)	2,075	2,104
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2041	1,870	1,930
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2042	1,000	1,020
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 4.00% 8/1/2043	1,275	1,287
Compton Unified School Dist., GO Bonds, 2015 Election, Series 2019-B, BAM, 3.00% 6/1/2049	4,900	3,727
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2035	1,000	722
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2038	1,250	776
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2039	3,900	2,302
Contra Costa Community College Dist., GO Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036	1,775	1,761
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	816
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	348
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	644
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,271
Corona-Norco Unified School Dist., GO Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,346
Cotati-Rohnert Park Unified School Dist., GO Bonds, 2014 Election, Series 2018-E, BAM, 4.00% 8/1/2043	2,000	2,003
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057 (b)	1,215	877
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (b)	4,500	3,326
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (b)	500	352
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (b)	2,500	2,024
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (b)	1,100	878
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057 (b)	2,070	1,528
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058 (b)	2,270	1,748

American Funds Tax-Exempt Income Funds	307

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (b)	USD2,000	$1,064
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (b)	1,000	832
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (b)	8,355	7,494
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058 (b)	2,315	1,587
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (b)	1,365	1,135
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (b)	3,750	2,589
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (b)	4,400	3,282
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (b)	260	198
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057 (b)	2,830	2,011
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (b)	1,650	1,414
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056 (b)	12,135	10,011
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (b)	1,200	845
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057 (b)	5,965	3,593
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-A-2, 4.00% 12/1/2058 (b)	1,165	889
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (b)	1,970	1,129
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	1,925	1,929
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	225	232
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	265	273
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	283
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	271
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,337
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	340
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	206
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	134
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	828
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	1,916
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043	1,265	1,320
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051	1,250	1,287
East Bay Municipal Utility Dist., Wastewater System Rev. Green Bonds, Series 2024-A, 5.00% 6/1/2054	1,500	1,579
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	858
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,335
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	86

308	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	USD85	$87
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	92
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	91
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	93
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	72
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	446
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	1,055
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	688
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,030	881
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,135	1,156
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	505	510
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2054	1,300	1,310
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038	1,000	1,032
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,579
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	790
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	1,550	1,606
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,032
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,170
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	6,425	5,991
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044	520	513
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	4,815	4,688
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,521
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,171
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), CAB, Series 2001-A, NATL, 0% 10/1/2033	2,000	1,593
El Camino Hospital Dist., GO Bonds, CAB, Series 2006, NATL, 0% 8/1/2031	2,000	1,728
El Rancho Unified School Dist., GO Bonds Anticipation Notes, CAB, Series 2023-D, 0% 8/1/2028	3,000	2,820
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.75% 8/1/2048	850	959
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,505
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	953
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,158
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	444
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	1,055	1,124
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	965
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,195	1,235
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,138
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	860
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,525
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2051	2,000	2,021
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040 (b)	500	502

American Funds Tax-Exempt Income Funds	309

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050 (b)	USD700	$652
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055 (b)	920	846
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2044 (b)	750	744
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2054 (b)	700	657
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (b)	1,350	1,238
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027 (b)	1,125	1,124
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042 (b)	3,665	3,289
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,000	1,037
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	5,385	5,198
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,415
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	1,093
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,718
Etiwanda School Dist., GO Bonds, CAB, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	1,062
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2046	2,000	2,030
Fairfield-Suisun Unified School Dist., GO Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,763
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	422
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	439
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 1, Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2040	1,245	1,230
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	696
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,322
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 3, Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,523
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2039	880	944
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2044	1,055	1,090
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2049	1,800	1,825
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Improvement Area No. 4, Special Tax Rev. Bonds, Series 2024, 5.00% 9/1/2054	2,175	2,196
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	985
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, GO Bonds, 2007 Election, Series 2019-D, AGI, 4.00% 10/1/2040	8,715	8,736
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, GO Bonds, CAB, 2006 Election, Series 2006-A, NATL, 0% 10/1/2031	1,865	1,608
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2032	260	285
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,355	1,453
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,295	1,332
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,350	1,365
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,690	1,702
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	2,080	2,105

310	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	USD1,255	$1,292
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	134
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	102
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	641
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	491
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	1,037
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	414
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	464
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	177
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	191
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	205
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	214
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	1,029
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	1,010
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028	3,000	3,228
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046	6,045	5,728
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,575
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	3,119
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, CAB, Series 2015-A, AGI, 0% 1/15/2035	2,000	1,536
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,241
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,011
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,557
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,453
Fresno Unified School Dist., GO Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	6,535	5,971
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,014
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM, 5.00% 10/1/2029	1,500	1,507
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051	2,000	1,496
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	3,000	2,091
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 2/1/2045	2,000	848
GO Bonds, Series 2018, 5.00% 10/1/2029	1,110	1,195
GO Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,116
GO Bonds, Series 2021, 5.00% 12/1/2031	85	86
GO Bonds, Series 2021, 5.00% 12/1/2032	70	71
GO Bonds, Series 2021, 5.00% 12/1/2034	70	71
GO Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,629
GO Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,276
GO Bonds, Series 2020, 3.00% 11/1/2050	1,000	758
GO Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028	1,000	1,079

American Funds Tax-Exempt Income Funds	311

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	USD1,000	$1,152
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035	3,000	3,558
GO Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,322
GO Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	923
GO Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043	2,000	2,034
GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043	2,950	3,263
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	2,730	2,653
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	150	156
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	166
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,140
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,437
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,135	1,181
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	725	730
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	615	608
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	790	772
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	136
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	142
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	148
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	155
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	159
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	175
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	424
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	560
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	846
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,847
Hartnell Community College Dist., GO Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,330
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (b)	1,745	1,573
Hayward Unified School Dist., GO Bonds, 2019 Election, Series 2019-A, BAM, 4.00% 8/1/2048	2,000	1,882
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, AGI, 5.25% 8/1/2050	1,500	1,598
Hayward Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2010-A, AGI, 0% 8/1/2034	1,120	875
Hayward Unified School Dist., GO Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM, 5.00% 8/1/2040	790	827
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	1,000	1,060
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 3/1/2033	710	710
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039	275	240
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	7,150	5,236
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2042	260	260
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital Los Angeles), Series 2017-A, 5.00% 8/15/2047	4,905	4,702

312	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049	USD970	$887
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	30	32
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049	300	317
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,545
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2047	4,695	4,743
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	785	785
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028	125	132
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	115	125
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032	270	301
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043	490	511
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048	550	566
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053	710	725
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058	1,100	1,120
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 11/1/2047	3,000	3,328
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	4,500	4,504
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050	1,000	1,016
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM, 3.00% 6/1/2047	3,325	2,612
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	502
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044	2,000	2,202
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,017
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2046	1,535	1,545
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026	145	145
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,740	1,826
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,509
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,504
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	244
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	284
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	323
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	386
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	229
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	500	545
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	650	676
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,360	1,381
Hemet Unified School Dist., Community Facs. Dist. 2021-6, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,700	1,716
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA, 3.25% 8/1/2064 (put 2/1/2028)	1,680	1,695
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	4,000	4,006
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	875	875

American Funds Tax-Exempt Income Funds	313

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (VA Building 409), Series 2025-LL, 2.95% 6/1/2046 (put 12/1/2029)	USD7,000	$7,065
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	25,309	26,014
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.289% 1/15/2035 (c)(d)	11,914	125
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	1,763	1,842
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035 (c)(d)	17,183	655
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	4,910	5,027
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.799% 11/20/2035 (c)(d)	8,858	358
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	23,745	23,724
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	19,356	18,916
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	15,739	16,487
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2023-A, AGI, 5.25% 8/1/2053	1,500	1,583
Imperial Community College Dist., GO Bonds, 2022 Election, Series 2024-B, AGI, 5.00% 8/1/2054	1,715	1,787
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	3,040	3,084
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,677
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	850	851
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2036 (b)	360	370
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2041 (b)	390	397
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2046 (b)	2,690	2,579
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, AGI, 4.00% 6/1/2051 (b)	1,075	1,011
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2030	1,250	1,260
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, NATL, 4.00% 9/1/2031	1,250	1,258
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	300	310
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	350	354
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	775
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049	1,625	1,635
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	747
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	775
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,089
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,149
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,113
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,461
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (b)	555	466
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048	11,970	11,684
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026	2,000	2,020
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	5,105	5,677
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2033	1,250	1,288
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2034	500	515
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2035	415	427

314	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2038	USD1,000	$1,023
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2030	345	387
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2038	920	1,119
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2040	720	861
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	695	814
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2043	925	1,068
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2044	535	609
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2029	230	233
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2030	500	507
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2033	500	507
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2034	685	694
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2036	800	809
Inglewood Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM, 5.00% 8/1/2038	650	656
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 11, Special Tax Bonds, Series 2025, AGI, 5.00% 9/1/2060	6,000	6,286
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	402
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	1,615	1,621
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,572
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	567
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	670
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,031
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	559
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	734
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,238
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,883
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,309
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,026
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030	370	383
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034	250	256
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034	430	457
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035	245	251
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	250	264
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036	350	357
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036	270	284
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037	565	573

American Funds Tax-Exempt Income Funds	315

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037	USD270	$275
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038	545	550
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039	630	633
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039	815	831
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040	805	819
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042	995	1,004
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042	995	1,007
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM, 4.00% 9/1/2044	2,385	2,355
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044	995	927
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045	1,495	1,506
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053	1,240	1,068
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057	1,660	1,664
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	432
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	404
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	450	402
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	749
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	448
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	431
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,183
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,280
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,827
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2037	1,500	1,516
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	143
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	179
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	428
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	339
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	402
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	601
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2035	100	108
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2036	170	183
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2037	180	193

316	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2038	USD150	$160
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM, 5.00% 9/1/2039	120	127
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	80
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	161
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1 (Mountain House School Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	376
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,445
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2051	1,500	1,509
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	6,415	6,427
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	615	655
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	625	639
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	1,405	1,439
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.25% 9/1/2055	3,865	3,990
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040	2,070	2,077
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2035	500	535
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2045	1,230	1,242
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.00% 9/1/2055	1,550	1,526
City of Lincoln, Community Facs. Dist. No. 2025-1, Special Tax Bonds (Joiner Ranch East), Series 2025, 5.05% 9/1/2055	500	494
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2043	1,500	1,031
Lodi Unified School Dist., GO Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,583
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,799
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	507
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2033	900	1,033
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2039	750	846
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2040	1,000	1,113
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2041	525	578
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2042	1,130	1,228
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2043	1,250	1,338
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2044	1,000	1,060
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2045	375	394
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	976
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2048	2,250	2,416
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2052	3,000	3,171
Long Beach Unified School Dist., GO Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	580	586
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	1,000
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,481

American Funds Tax-Exempt Income Funds	317

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028	USD1,250	$1,317
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,817
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2037	2,605	2,823
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	1,525	1,552
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028	2,500	2,635
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	1,500	1,581
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,459
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,745
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	1,000	1,074
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,026
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	3,825	3,998
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	3,450	3,572
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	500	503
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,025
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,310
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	3,270	3,347
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,114
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,022
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,394
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,034
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	4,155	3,603
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	176
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,084
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	1,500	1,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	500	528
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048	2,000	1,804
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,544
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,087
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049	3,505	2,621
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2030	1,810	1,986
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	3,150	3,643

318	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2039	USD5,000	$5,608
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-A, 5.00% 7/1/2029	1,320	1,387
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	100	109
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	920	1,023
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	1,795	1,995
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2030	1,070	1,189
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,469
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2033	750	855
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2033	990	1,148
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	4,000	4,638
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	3,590	4,206
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2035	1,245	1,404
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2035	725	824
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	5,270	6,127
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2035	1,000	1,175
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2036	1,045	1,113
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2036	1,000	1,094
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	2,350	2,591
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	1,370	1,534
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	2,500	2,841
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	5,000	5,724
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2037	1,170	1,318
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2037	80	91
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2038	3,370	3,697
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	1,480	1,656
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	1,650	1,858
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2039	1,195	1,338
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	2,070	2,318
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2040	350	379
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2040	2,435	2,652
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2040	4,000	4,461

American Funds Tax-Exempt Income Funds	319

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2040	USD3,830	$4,342
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2041	1,600	1,716
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	3,505	3,785
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-D, 5.00% 7/1/2041	500	549
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2041	1,200	1,324
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2041	4,000	4,480
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-C, 5.00% 7/1/2042	490	511
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,095
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2042	2,630	2,904
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2042	4,000	4,416
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2043	3,335	3,642
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2044	265	274
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2044	1,460	1,564
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2044	3,635	3,935
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.25% 7/1/2044	790	872
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,045	2,123
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2045	2,270	2,422
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2045	2,410	2,587
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2045	4,000	4,294
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2048	605	629
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,750	1,829
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	2,250	2,297
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2050	3,635	3,767
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	4,020	4,173
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2051	4,000	4,149
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,430	1,468
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	5,945	6,118
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2053	2,050	2,127
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	2,550	2,667
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2055	2,180	2,257
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-C, 5.00% 7/1/2055	3,640	3,760

320	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.25% 7/1/2056	USD7,895	$8,311
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	500	544
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	675	791
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2035	500	581
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-B, 5.00% 7/1/2035	645	761
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2036	345	383
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	1,560	1,798
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	1,380	1,555
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2038	500	549
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	1,600	1,790
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	1,000	1,092
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	1,605	1,786
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	4,070	4,584
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2042	555	594
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, 5.00% 7/1/2043	2,415	2,638
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044	985	1,059
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2025-C, BAM, 5.00% 7/1/2044	2,765	3,005
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	780	810
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2047	3,000	3,122
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2047	3,330	3,466
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	1,035	1,061
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	1,000	1,027
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	523
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2054	1,000	1,029
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2028	520	551
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2029	675	730
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2030	500	552
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2031	500	561
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2036	500	569
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	640	723
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2038	465	521
City of Los Angeles, Wastewater System Rev. Bonds, Series 2022-A, 4.00% 6/1/2052	1,000	945
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2050	5,000	5,415
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	3,665	3,856
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	922
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,630

American Funds Tax-Exempt Income Funds	321

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	USD850	$918
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,435	1,486
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	2,800	2,833
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,750	1,763
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, AGI, 5.00% 12/1/2027	1,000	1,001
Los Angeles Community College Dist., GO Bonds, 2008 Election, Series 2019-K, 3.00% 8/1/2039	2,000	1,940
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	910	930
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2025-A-1, 5.00% 7/1/2042	1,500	1,718
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	4,320	4,322
Lynwood Unified School Dist., GO Bonds, 2012 Election, Series 2021-E, BAM, 3.00% 8/1/2048	3,260	2,550
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,622
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,065	1,147
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	870	899
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,320	1,339
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,065	2,086
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	500	509
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	695	699
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,000	1,003
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	179
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	502
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,211
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	850	879
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	825	837
City of Menifee, Community Facs. Dist. No. 2022-1 (Quartz Ranch), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,000	1,006
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	171
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	208
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	601
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	919
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	437
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	476
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	521
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	1,000	1,008
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	784

322	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	USD875	$799
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,599
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	454
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	651
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	875	796
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,805
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	253
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	983
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,452
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	926
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	530
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	591
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2030	2,065	2,075
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2031	560	563
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	4,370	4,875
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, NATL, 0% 8/1/2032	2,150	1,799
Montebello Unified School Dist., GO Bonds, 2016 Election, Series 2022-B, AGI, 5.00% 8/1/2050	1,000	1,037
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,110
Montebello Unified School Dist., GO Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	735	744
Montebello Unified School Dist., GO Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,511
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,167
Monterey Peninsula Community College Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2028	1,500	1,397
Moorpark Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-B, AGI, 0% 8/1/2036	2,000	1,379
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,223
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	834
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,509
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,124
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,526
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,773
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	925	953
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2039	625	708
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2040	600	673
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	216
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	753
Mountain View School Dist., GO Bonds, 2016 Election, Series 2020-C, AGI, 4.00% 8/1/2049	2,800	2,614
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	550	579

American Funds Tax-Exempt Income Funds	323

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	USD275	$277
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	600	601
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	625	622
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 4.75% 9/1/2035	250	258
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	910	949
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	750	764
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 6, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,000	1,010
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	630	657
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.125% 9/1/2045	380	390
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2050	500	509
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 7, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,100	1,113
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,013
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.125% 9/1/2050	775	783
City of Mountain House, Community Facs. Dist. No. 2024-1, Improvement Area No. 8, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	1,240	1,255
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,481
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	3,074
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	810	860
Mt. San Jacinto Community College Dist., GO Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	869
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.25% 8/1/2055	750	808
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.25% 11/1/2036	270	286
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,020	1,894
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	4,562
Municipal Fin. Auth., Charter School Lease Rev. Bonds (Santa Rosa Academy Project), Series 2015, 5.375% 7/1/2045 (b)	1,075	1,032
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	1,027
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 4.25% 9/1/2040	875	879
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,555	1,578
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,171
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,355	1,363
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,535	1,315
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,915	1,922
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	600	629
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,000	1,015
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	1,250	1,257

324	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2021-13 (City of Lincoln - Esplanade at Turkey Creek), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	USD1,350	$1,353
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	465	487
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.25% 9/1/2055	2,430	2,478
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	300	316
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2025, 5.125% 9/1/2045	1,580	1,619
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	1,830	1,835
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	610	626
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	685	685
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	870	872
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	455	465
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	640	649
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2050	800	809
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	360	352
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.125% 9/1/2055	1,000	1,008
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059	1,445	1,420
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	3,665	3,662
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2025, 5.25% 9/1/2060	2,850	2,880
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2045	935	946
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2050	1,410	1,387
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.00% 9/1/2055	1,505	1,466
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 1, Special Tax Bonds, Series 2025-B, 5.125% 9/1/2055	350	344
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,300	1,315
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,960	2,912
Municipal Fin. Auth., Community Facs. Dist. No. 2025-9 (County of Placer - Placer One), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2055	3,245	3,179
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	680	682
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,735
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	415	421
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	5,765	5,768
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Second Street Family Apartments), Series 2025, 2.93% 12/1/2045 (put 6/1/2029)	3,315	3,338
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	2,565	2,573
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	3,070	3,088

American Funds Tax-Exempt Income Funds	325

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	USD900	$907
Municipal Fin. Auth., Municipal Certs., Series 2025-2, 4.326% 11/20/2040 (d)	5,714	5,716
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.537% 2/20/2041 (d)	15,303	14,483
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028	580	580
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028	250	251
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (California Baptist University), Series 2025-A, 5.375% 11/1/2045 (b)	310	317
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036 (b)	3,500	3,511
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040 (b)	2,335	2,336
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045 (b)	2,800	2,800
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046 (b)	4,315	4,181
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	600	620
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	158
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	450	473
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	450	472
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	650	680
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	235
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	450	468
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	156
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,171
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	495
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,554
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	11,635	9,554
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046 (b)	170	164
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054 (b)	170	158
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, AGI, 4.00% 2/1/2051	2,135	1,946
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,618
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	670	698
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,255
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	1,500	1,377
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039 (b)	915	917
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057 (b)	1,890	1,666
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,796
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,362
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,057
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,424
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,025
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	666
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,022
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,021
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	2,000	2,040
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,171
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,410
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,636
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	1,250	1,291
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	514
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	452
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	626
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,723
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,015
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	609
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,266
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	608
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	1,250	1,259
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,007
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	999
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	4,007

326	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2044	USD1,750	$1,804
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,502
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,001
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	290	292
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	503
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,256
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	1,445	1,451
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	2,185	2,193
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	2,120	2,127
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	5,590	5,606
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,990	2,995
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	300	283
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	7,860	7,887
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	3,000	3,003
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	4,003
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,001
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2036	570	633
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2037	795	877
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2038	500	548
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2039	655	715
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2040	630	684
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2049	1,300	1,322
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2054	1,740	1,757
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	135	139
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034 (b)	400	418
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044 (b)	465	472
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054 (b)	345	347
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059 (b)	360	364
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026	125	126
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	440
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,769

American Funds Tax-Exempt Income Funds	327

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	USD1,890	$1,547
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039 (b)	1,250	1,250
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049 (b)	575	522
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	15,020	15,597
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	11,735	11,727
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 3.45% 10/1/2041 (put 10/2/2028)	8,460	8,521
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	14,430	14,069
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 3.45% 12/1/2044 (put 12/1/2026)	1,500	1,502
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-B, AMT, 3.375% 9/1/2050 (put 9/1/2028)	1,000	1,000
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	13,525	13,646
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (b)	2,000	1,832
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (b)	1,245	1,052
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057 (b)	2,255	1,613
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	166
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	193
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	215
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	247
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	274
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034	250	262
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034	290	298
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	543
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	1,920	1,945
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039	1,055	1,085
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039	275	290
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2039	1,010	1,068
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2039	1,295	1,365
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 4.25% 9/1/2040	550	553
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2040	550	575
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	655	642
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,806
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043	1,760	1,817
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044	625	641
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044	885	904
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2044	2,605	2,676
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2045	885	898
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2045	950	964
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	996
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	1,475	1,333
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048	775	783
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049	1,070	1,070
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2049	1,000	1,007
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2049	1,000	1,008
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2050	1,455	1,455
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,319
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	1,995	1,727
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,795
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053	2,375	2,420
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.70% 9/1/2054	680	643
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054	1,380	1,371
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 5.00% 9/1/2054	1,005	1,007
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2054	1,375	1,377
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054	2,250	2,270

328	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-E, 5.00% 9/1/2055	USD2,990	$3,002
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-A, 5.00% 9/1/2055	1,945	1,952
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2025-D, 5.00% 9/1/2055	2,000	1,974
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2027	1,685	1,731
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	634
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,035
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	4,610	4,741
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,616
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 4.00% 5/15/2046	1,095	1,026
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2051	2,565	1,912
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM, 3.00% 5/15/2054	2,570	1,866
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,018
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	11,500	11,214
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR North Dist. Phase I Student Housing Project), Series 2019, BAM, 5.00% 5/15/2026	1,000	1,007
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR North Dist. Phase I Student Housing Project), Series 2019, 5.00% 5/15/2039	300	311
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,472
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,413
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM, 4.00% 9/1/2040	325	329
Murrieta Valley Unified School Dist., GO Rev. Ref. Bonds, Series 2016, BAM, 5.00% 9/1/2030	1,250	1,269
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	405
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	304
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,436
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,239
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, AGI, 5.00% 9/1/2033	1,965	1,993
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,885
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.924% 7/20/2039 (d)	22,256	21,942
Natomas Unified School Dist., GO Bonds, Series 2017, BAM, 5.00% 8/1/2032	1,000	1,013
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,232
New Haven Unified School Dist., GO Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	2,750	2,625
North Orange County Community College Dist., GO Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	4,994
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	15,000	16,129
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 3.348% 7/1/2027 (d)	1,900	1,905
Norwalk La Mirada Unified School Dist., GO Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046	1,000	792
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2033	2,655	2,702
Oakland Unified School Dist., GO Bonds, 2020 Election, Series 2023-A, AGI, 5.25% 8/1/2048	825	882
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	2,000	2,026
Oakland Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, AGI, 4.00% 8/1/2035	1,000	1,014
Oakland Unified School Dist., GO Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,062
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	2,205	2,290

American Funds Tax-Exempt Income Funds	329

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)	USD10	$10
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	260
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,293
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,005
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,005
Ohlone Community College Dist., GO Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,004
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,012
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,010
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	266
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	665
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	319
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	335	346
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,666
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,467
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	268
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	428
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	254
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	255
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	509
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	626
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	888
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	825	769
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	181
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	531
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	626
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	812
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	852
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	425
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	659
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	840	828
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	799
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,025
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	1,007
City of Ontario, Community Facs. Dist. No. 64 (Sunset Ranch), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	1,000	1,002

330	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	USD1,295	$1,312
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	1,930	1,948
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.25% 8/15/2045	2,950	2,954
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	982
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,367
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,017
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	2,007
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	870
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037	250	267
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	1,720	1,799
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	1,700	1,727
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	323
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038	525	567
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048	1,550	1,614
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053	1,355	1,403
Orinda Union School Dist., GO Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,633
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2031	830	954
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2034	1,550	1,864
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2036	600	619
Oxnard Unified School Dist., GO Rev. Ref. Bonds, Series 2017-A, BAM, 5.00% 8/1/2045	2,080	2,108
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	202
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	227
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	239
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	920	894
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034	315	325
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	655	704
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	221
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,000	1,032
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	600	610
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,525	1,301
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053	575	582
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	100	101
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	1,000	1,041
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	2,130	2,145

American Funds Tax-Exempt Income Funds	331

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, NATL, 5.00% 9/1/2032	USD1,000	$1,014
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, AGI, 5.00% 8/1/2041	2,975	3,041
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2032	255	211
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2037	1,600	1,080
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2038	1,190	765
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2038	1,505	967
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 1999, AGI, 0% 8/1/2039	240	146
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, CAB, Series 2012-A, AGI, 0% 8/1/2039	840	513
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	2,500	2,139
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2026	1,605	1,611
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029	1,280	1,284
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	984
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	1,000	978
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033	530	531
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2034	20	19
Palomar Health, GO Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	971
Palomar Health, GO Rev. Ref. Bonds, Series 2016-B, 3.00% 8/1/2037	55	45
Palomar Health, GO Rev. Ref. Bonds, Series 2016, AGI, 5.00% 11/1/2042	135	130
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039	190	185
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2028	3,000	2,756
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2029	6,550	5,813
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2009-A, AGI, 0% 8/1/2031	3,000	2,472
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2035	100	63
Palomar Pomerado Health, GO Bonds, CAB, 2004 Election, Series 2010-A, 0% 8/1/2036	10	6
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2041	625	334
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2042	985	496
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2046	1,250	494
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2047	1,250	466
Pasadena Public Fin. Auth., Lease Rev. Ref. Bonds (Rose Bowl Renovation Project), CAB, Series 2024, 0% 6/1/2048	1,125	397
Pasadena Unified School Dist., GO Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	677
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,530	1,536
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,330	2,258
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2046	1,335	1,340
City of Paso Robles, Community Facs. Dist. No. 2002-1N (Olsen/South Chandler Ranch Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2025-A, 5.00% 9/1/2060	2,135	2,069
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	549
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	745	653
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	1,780	1,514
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	253
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	362
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	496

332	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD760	$650
Patterson Joint Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, BAM, 5.00% 8/1/2055	3,500	3,659
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,071
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,023
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	1,325	1,352
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	1,325	1,328
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,490	1,492
Placentia-Yorba Linda Unified School Dist., Certs. Of Part., Series 2026, 5.00% 10/1/2031	1,125	1,293
Placentia-Yorba Linda Unified School Dist., Rev. Certs. Of Part., Series 2026, 5.00% 10/1/2033	1,000	1,188
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	425	437
Pleasanton Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	500	510
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	11,286
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029)	7,000	7,251
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	4,490	4,599
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2050	1,100	1,159
Pomona Unified School Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2055	3,000	3,147
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2029	1,660	1,681
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,843
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, GO Bonds, CAB, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,631
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039 (b)	2,155	2,155
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049 (b)	1,900	1,764
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,525	1,582
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,011
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	3,995
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	690	674
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	516
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	10,271
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (b)	1,740	1,664
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049	950	1,004
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-A, 5.00% 4/1/2043	1,000	1,121
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2025-C, 5.00% 11/1/2050	1,000	1,059
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,836
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,566
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	1,000	1,086
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,000	1,113
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	1,595	1,869
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2038	4,500	5,227
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-D, 5.00% 11/1/2038	1,395	1,623
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	501

American Funds Tax-Exempt Income Funds	333

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	USD440	$444
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,024
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,044
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	570	579
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2050	750	754
City of Rancho Cordova, Community Facs. Dist. No. 2021-1 (The Ranch Project), Improvement Area No. 2, Special Tax Bonds, Series 2025, 5.00% 9/1/2054	740	743
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2046	1,000	1,000
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2051	670	661
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Improvement Area No. 2, Special Tax Bonds, Series 2026, 5.00% 9/1/2055	645	632
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043	775	808
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053	1,300	1,338
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 4.00% 9/1/2029	150	153
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	300	327
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	405	433
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	513
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2053	550	554
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,915	2,052
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,600	1,651
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	1,000	1,014
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,000	2,009
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	471
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044	1,205	1,237
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049	2,400	2,416
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054	4,170	4,189
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,125	1,141
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2048	1,690	568
Ravenswood City School Dist., GO Bonds, CAB, 2022 Election, Series 2025-B, AGI, 0% 8/1/2050	2,010	606
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	697
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	465	522
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	753
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM, 5.00% 8/1/2052	1,720	1,785
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2034	500	380
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2044	1,000	425
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2045	1,625	651
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2046	1,000	377
Rialto Unified School Dist., GO Bonds, CAB, 2022 Election, Series 2023, BAM, 0% 8/1/2047	1,175	418
Rio Hondo Community College Dist., GO Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2024 Election, Series 2025-A, 5.00% 8/1/2050	2,500	2,650

334	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-C, 0% 8/1/2028	USD1,000	$942
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,076
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	6,005
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.25% 9/1/2052	3,000	3,157
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,789
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	382
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	432
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	251
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	591
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	1,000	935
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	450	378
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,385	1,121
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	360	391
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	410	443
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	300	290
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 4.75% 9/1/2045	1,395	1,377
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	920	917
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	2,995	2,975
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2022-B-2, 5.00% 9/1/2052	2,620	2,558
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	2,815	2,771
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,945	4,859
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	1,520	1,489
County of Riverside, Community Facs. Dist. No. 05-8 (Scott Road), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	2,500	2,521
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,571
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047	2,012	1,802
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	1,288	986
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM, 3.00% 6/1/2049	10,970	8,315
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	1,020	926
Riverside Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 4.00% 8/1/2054	5,000	4,729
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	343
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	526
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	552
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	750	684

American Funds Tax-Exempt Income Funds	335

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	USD990	$1,009
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2044	500	517
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2049	775	783
Romoland School Dist., Community Facs. Dist. No. 2022-2 (Mountains Edge), Special Tax Bonds, Series 2024, 5.00% 9/1/2054	860	866
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	260
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	373
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	856
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	878
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,169
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,022
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,273
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	126
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	147
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	169
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	191
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	213
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,180
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,028
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,456
City of Roseville, Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	1,000	1,026
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,662
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	223
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	305	298
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	933
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	616
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	729
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,670	3,690
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,000	3,005
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	4,000	2,981
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	236
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,754
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2039	1,500	1,615

336	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	USD6,100	$6,162
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2045	2,680	2,744
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	3,085	3,112
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2054	3,230	3,256
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	260	264
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	1,130	1,167
County of Sacramento, Airport System Rev. Bonds, Series 2025-A, AMT, 5.00% 7/1/2040	1,000	1,108
County of Sacramento, Airport System Rev. Bonds, Series 2024, 5.25% 7/1/2054	1,585	1,688
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,534
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,138
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,132
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,166
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,096
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	1,000	1,002
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	535
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	627
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2050	2,095	2,206
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2050	2,005	2,112
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-A, AGI, 5.00% 8/1/2053	10,000	10,455
Sacramento Unified School Dist., GO Bonds, 2020 Election, Series 2025-C, AGI, 5.00% 8/1/2054	14,000	14,626
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2044	815	813
Sacramento Unified School Dist., GO Bonds, 2021 Election, Series 2021-G, AGI, 4.00% 8/1/2049	3,690	3,504
Sacramento Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 7/1/2028	4,575	4,321
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2038	440	502
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2043	1,330	1,450
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,785
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	1,000	1,001
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,888
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	1,775	1,783
San Bernardino Unified School Dist., GO Rev. Ref. Bonds, Series 2017-D, AGI, 4.00% 8/1/2042	1,175	1,178
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	978
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,550	1,574
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	990
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	128
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	100	103
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	102
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	270
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	101
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	126
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	172

American Funds Tax-Exempt Income Funds	337

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	USD175	$176
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	856
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	411
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	99
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	550	503
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	869
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	640
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	469
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	906
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	949
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,031
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	1,000	1,047
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,719
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,438
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035	5,000	5,138
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,556
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036	1,075	1,098
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	767
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	766
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,521
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,004
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048	3,365	3,471
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,405
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2053	3,000	3,055
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056	14,830	12,933
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	2,000	1,946
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 4.00% 5/1/2038	5,000	5,241
San Diego Community College Dist., GO Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041	1,000	1,046
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,918
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,784
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,353
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2024-H-2, 5.00% 7/1/2049	745	792

338	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053	USD1,500	$1,420
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2025-I-3, 5.00% 7/1/2055	1,715	1,812
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	2,000	1,888
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046	4,000	4,001
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,034
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050	5,385	4,739
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	510	522
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	7,315	7,372
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.25% 5/1/2055	4,000	4,165
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-D-2, AMT, 5.50% 5/1/2055	11,000	11,667
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 5/1/2031	7,500	8,343
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	2,000	2,280
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	2,000	2,179
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	2,000	2,137
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2040	6,500	7,260
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.25% 5/1/2041	5,000	5,550
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,073
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	500	510
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049	2,995	3,131
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	2,500	2,526
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	530	547
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	656
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,839
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,509
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	862
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043 (b)	1,230	1,269
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052 (b)	2,500	2,117
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	2,050	2,120
City and County of San Francisco, GO Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,458
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032 (b)	500	547
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2035 (b)	1,285	1,381

American Funds Tax-Exempt Income Funds	339

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037 (b)	USD500	$530
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2046 (b)	1,600	1,580
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052 (b)	3,500	3,369
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053 (b)	1,530	1,529
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-A, 5.00% 9/1/2055 (b)	2,255	2,179
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2025-B, 5.00% 9/1/2055 (b)	2,145	2,057
City and County of San Francisco, Multi Family Housing Rev. Bonds (Sunnydale Hope SF Block 9), Series 2025-B-2, 3.35% 8/1/2029 (put 8/1/2028)	1,800	1,828
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	1,615	1,220
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,901
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	951
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2051	12,000	12,763
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-D, 5.00% 11/1/2055	2,500	2,639
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Green Bonds, Series 2020-A, 5.00% 11/1/2050	2,500	2,591
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	3,575	3,576
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-D, 5.00% 10/1/2046	825	896
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	1,000	1,054
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	5,000	4,754
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	5,565	5,851
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	430
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	1,000	1,011
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, NATL, 5.00% 8/1/2041	2,100	2,115
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,101
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026 (b)	50	50
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041 (b)	1,435	1,378
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (b)	4,475	3,879
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050 (b)	480	503
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	5,675	4,826
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051 (b)	2,040	1,735
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033 (b)	520	555
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043 (b)	1,000	1,061
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053 (b)	1,000	1,046

340	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	USD325	$328
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	540	546
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	415	419
City of San Francisco, Bay Area Rapid Transit Dist., GO Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037	6,455	6,304
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2025-E-1, 5.00% 8/1/2036	2,000	2,451
City of San Francisco, Bay Area Rapid Transit Dist., GO Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	7,670	5,771
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	5,000	4,848
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-B, BAM, 5.25% 6/15/2049	900	962
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	745
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	396
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	208
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	550	572
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	778
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	735	749
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	190	194
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2035)	3,030	3,409
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029	1,030	1,101
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033	1,500	1,639
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,016
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,013
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,513
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	2,000	2,002
San Juan Unified School Dist., GO Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,032
San Leandro Unified School Dist., GO Bonds, Series 2019-B, BAM, 5.00% 8/1/2032	375	402
San Leandro Unified School Dist., GO Bonds, Series 2019-B, BAM, 5.00% 8/1/2033	355	380
San Leandro Unified School Dist., GO Bonds, 2020 Election, Series 2020-A, BAM, 4.00% 8/1/2043	1,300	1,287
San Leandro Unified School Dist., GO Bonds, 2024 Election, Series 2024-B, 5.00% 8/1/2052	2,520	2,662
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	661
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	925	802
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, NATL, 0% 9/1/2035	2,000	1,507
San Rafael High School Dist., GO Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,484
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM, 5.00% 2/1/2038	2,000	2,019
Sanger Unified School Dist., GO Bonds, 2018 Election, Series 2021-C, BAM, 3.00% 8/1/2048	2,465	1,915
Sanger Unified School Dist., GO Bonds, 2020 Election, Series 2021-A, BAM, 3.00% 8/1/2051	3,325	2,516
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, NATL, 0% 8/1/2030	1,000	887
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026 (b)	200	201
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028 (b)	250	253
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030 (b)	110	111
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035 (b)	1,010	1,009

American Funds Tax-Exempt Income Funds	341

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050 (b)	USD5,820	$4,931
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	837
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032	2,000	2,005
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036	1,250	1,254
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042	2,500	2,507
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	2,000	2,002
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2050	9,305	9,874
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 1 (Santa Monica Schools), GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2054	4,105	4,321
Santa Rita Union School Dist., GO Rev. Ref. Bonds, Series 2019, 2.50% 8/1/2031	1,160	1,143
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	202
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	214
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	363
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	250	232
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	185	169
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	240
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	146
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,953
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	138
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	215	218
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	233
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	242
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	276
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	295
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	315
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	335
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	284
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2035	600	621
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2039	700	716
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM, 4.00% 9/1/2041	275	278
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,251
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051 (b)	800	660
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061 (b)	2,275	1,803

342	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042 (b)	USD1,000	$1,027
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061 (b)	2,025	1,927
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027 (b)	390	393
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032 (b)	2,500	2,558
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037 (b)	1,485	1,507
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044 (b)	3,805	3,814
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029 (b)	2,165	2,183
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035 (b)	500	502
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041 (b)	3,000	2,940
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048 (b)	2,795	2,561
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040 (b)	1,350	1,351
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050 (b)	750	674
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058 (b)	1,625	1,420
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055 (b)	1,000	901
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034 (b)	750	752
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036 (b)	1,000	1,000
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046 (b)	750	705
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052 (b)	460	430
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030 (b)	280	284
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047 (b)	250	232
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030 (b)	1,180	1,205
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037 (b)	2,105	2,125
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042 (b)	790	825
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047 (b)	1,000	959
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043 (b)	1,750	1,751
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037 (b)	860	873
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054 (b)	2,150	2,098
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037 (b)	1,455	1,468
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049 (b)	5,400	5,175
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	613
South San Francisco Unified School Dist., GO Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,734
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2040	375	398
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.00% 9/1/2045	600	614

American Funds Tax-Exempt Income Funds	343

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.125% 9/1/2050	USD1,000	$1,022
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052	1,500	1,510
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2025, 5.25% 9/1/2055	1,500	1,540
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,750	1,867
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2036	930	1,057
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.00% 7/1/2041	1,165	1,279
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, BAM, 5.25% 7/1/2044	650	721
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	2,720	2,810
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2025-1, 5.00% 7/1/2053	5,015	5,192
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	1,000	1,089
Southwestern Community College Dist., GO Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	502
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2016-02 (Delta Coves), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,000	859
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2017-01 (Horse Creek Ridge), Special Tax Bonds, Series 2018, 5.00% 9/1/2048	5,250	5,264
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2018-01 (Wagon Wheel), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	2,100	2,088
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2045	1,800	1,840
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2020-02 Improvement Area No. 4 (Atwell), Special Tax Bonds, Series 2024, 5.00% 9/1/2055	2,400	2,421
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,780	2,679
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,102
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,263
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	2,043
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	504
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,115
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,175
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Moldaw Residences), Series 2024, 5.00% 11/1/2049	1,610	1,692
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	185	192
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-B, 1.45% 4/1/2028	1,250	1,202
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	8,530	8,084
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 4.50% 11/1/2033	5,650	5,995
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,520
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 3.50% 3/1/2038	195	180
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,154

344	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027	USD200	$204
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	414
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2032	470	512
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 5.00% 4/1/2034	1,565	1,691
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	250	250
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2042	2,075	2,032
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,845	5,266
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047	250	222
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	3,615	3,620
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	4,605	2,968
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,578
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,534
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	466
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	4,000	4,611
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2035 (b)	25,900	30,480
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	500	550
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034 (b)	100	103
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039 (b)	105	107
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (b)	2,315	2,189
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	2,925	2,929
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,148
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,517
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034	150	152
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032 (b)	2,025	2,064
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041 (b)	13,295	13,339
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)	500	501
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)	3,550	3,554
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026 (b)	740	740
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036 (b)	4,500	4,511
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046 (b)	2,250	2,171
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036	500	544

American Funds Tax-Exempt Income Funds	345

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037	USD350	$379
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038	250	269
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053	700	662
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.00% 9/2/2038	310	304
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2039	390	387
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2039	1,235	1,340
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2040	215	213
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 4.25% 9/2/2041	235	228
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2025-C-2, 5.00% 9/2/2046	860	881
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2049	3,500	3,573
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,100	8,116
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 4.00% 5/15/2046	7,465	7,031
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	5,905	5,620
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,006
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,509
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,006
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,256
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2044	3,000	3,091
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2049	2,500	2,519
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2054	3,500	3,521
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2040	1,600	1,682
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,250	1,269
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2050	3,100	3,117
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2025, 5.00% 9/1/2055	4,500	4,502
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2028	445	477
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	460	506
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2040	790	813
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, AGI, 4.00% 8/1/2045	9,245	9,084
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2049	2,000	2,124
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2037	350	407
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2039	415	474
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2040	500	566
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	876
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2041	200	97

346	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, CAB, Series 2021, 0% 9/1/2052	USD8,800	$2,106
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,296
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,436
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	7,091
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2034	1,170	872
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2037	1,250	779
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2044	2,000	792
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2045	2,000	742
Sweetwater Union High School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2006 Election, Series 2022-D-2, AGI, 0% 8/1/2046	2,000	697
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	530	531
Sweetwater Union High School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	4,750	4,378
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038	1,250	1,365
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	1,240	1,239
City of Temecula Public Fncg. Auth. Community Facs. Dist. No. 20-01, Special Tax Bonds (Heirloom Farms), Series 2024, 5.00% 9/1/2044	920	946
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,107
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	680
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,475
Temecula Valley Unified School Dist., GO Bonds, 2012 Election, Series 2016-B, AGI, 4.00% 8/1/2045	1,400	1,374
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	930	946
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,045	949
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	1,895	1,908
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 4.00% 6/1/2034	670	683
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,579
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,573
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,133
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.25% 8/1/2048	1,125	1,217
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2023-B, 5.50% 8/1/2053	500	538
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	574
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,458
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	270
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	302

American Funds Tax-Exempt Income Funds	347

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	USD300	$312
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	348
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	415
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	457
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	503
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	549
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	595
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	880
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,750	1,752
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	764
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,070
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,426
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,802
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,005
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,111
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029	1,280	1,354
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	500	526
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	316
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	315
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	314
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	820	847
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037	600	603
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039	1,000	1,005
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2034	2,235	2,237
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, AGI, 4.00% 11/15/2035	1,320	1,321
County of Tulare, Local Health Care Dist., GO Rev. Ref. Bonds, Series 2020, BAM, 4.00% 8/1/2039	1,850	1,868
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	613
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	3,000	3,003
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029	1,000	1,001
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM, 5.00% 9/1/2038	2,500	2,504
Twin Rivers Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2016, AGI, 0% 8/1/2041	7,000	3,561
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,491
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	2,000	2,388
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,639
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.25% 5/15/2040	3,205	3,989
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.50% 5/15/2040	6,450	7,806
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	1,855	1,804
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 4.00% 5/15/2055	10,420	9,829
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.25% 5/15/2055	7,800	8,378
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,270
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	1,205	1,243
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 5.00% 5/15/2047	11,010	11,042

348	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	USD260	$255
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	147
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	222
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046 (preref. 8/1/2045)	2,120	2,151
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.00% 9/1/2045	810	817
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.125% 9/1/2050	1,250	1,255
City of Vacaville, Community Facs. Dist. No. 1, Improvement Area No. 1, Special Tax Bonds (Lower Lagoon Valley), Series 2025-A, 5.25% 9/1/2055	1,475	1,492
Val Verde Unified School Dist., GO Bonds, 2012 Election, Series 2016-C, AGI, 4.00% 8/1/2045	1,550	1,494
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2046	1,885	1,809
Val Verde Unified School Dist., GO Bonds, 2020 Election, Series 2021-B, AGI, 4.00% 8/1/2051	2,850	2,660
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2046	3,350	3,294
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM, 4.00% 5/1/2051	4,500	4,265
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2042	1,760	2,002
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2043	785	881
Various Purpose GO Bonds, Series 2024, 5.25% 8/1/2044	900	1,007
Various Purpose GO Bonds, Series 2021, 5.00% 12/1/2046 (preref. 12/1/2030)	25	28
Various Purpose GO Bonds, Series 2024, 4.00% 9/1/2047	3,165	3,104
Various Purpose GO Bonds, Series 2025, 5.25% 8/1/2055	2,665	2,886
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2032	950	1,106
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2034	1,555	1,874
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,750	1,831
Various Purpose GO Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036 (preref. 3/1/2030)	40	43
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2037	1,250	1,484
Various Purpose GO Rev. Ref. Bonds, Series 2022, 4.00% 4/1/2042	5,000	5,113
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2045	3,000	3,289
Ventura Unified School Dist., GO Bonds, 2022 Election, Series 2025-B, 5.25% 8/1/2055	5,000	5,294
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,225
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	1,470	1,542
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	1,565	1,704
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	830
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	1,575	1,590
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	2,905	2,893
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,475	2,627
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	3,245	3,275
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	3,585	3,616
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,750	2,748
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	4,115	4,362
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-A, BAM, 4.00% 8/1/2031	1,000	1,006
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2035	3,630	3,642
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2036	1,665	1,669
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2037	3,800	3,807
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2049	2,000	1,899
West Contra Costa Unified School Dist., GO Bonds, 2020 Election, Series 2024-B, BAM, 4.00% 8/1/2054	3,105	2,884
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	7,500	6,414
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	9,000	6,404
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, AGI, 5.00% 9/1/2026	80	81
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,161
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	610
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,257

American Funds Tax-Exempt Income Funds	349

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2031	USD3,105	$3,133
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM, 4.00% 11/1/2035	2,220	2,234
Whittier Union High School Dist., GO Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046	6,900	5,480
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	2,000	1,615
William S. Hart Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,672
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,295	1,336
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	1,470	1,514
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,480	1,496
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,635	1,643
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,306
		3,214,944
American Samoa 0.08%
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2027 (b)	310	317
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2028 (b)	380	393
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2029 (b)	325	339
Econ. Dev. Auth., General Rev. Ref. Bonds, Series 2025-A, 5.00% 9/1/2031 (b)	1,500	1,591
		2,640
Guam 0.52%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	250	267
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2030	750	809
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2031	350	382
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	350	381
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	753
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2037	250	276
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2038	350	383
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2039	450	490
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2040	660	713
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041	400	426
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2042	515	543
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-A, AMT, 5.25% 10/1/2043	250	261
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,000	2,121
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2035	500	566
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2036	370	409
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	3,685	3,598
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,695	1,797
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	667
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	3,020
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	410
		18,272

350	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 0.11%
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.924% 7/20/2040 (d)	USD3,967	$3,702
Puerto Rico 1.09%
Electric Power Auth., Power Rev. Bonds, Series 2007-UU, AGI, 5.00% 7/1/2026	1,000	1,004
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	2,000	1,335
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	200	188
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (d)	16,068	10,545
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	22,700	15,124
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	1,861
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	173
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	2,000	1,932
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	2,468	2,456
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	656	653
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	5,000	1,741
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,500	1,499
		38,511
United States 0.50%
Freddie Mac, Multi Family Certs., Green Bonds, Series 2023-ML-16, Class ACA, 2.75% 11/25/2035 (b)	7,463	6,856
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	7,639	7,501
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038 (b)	940	779
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,750	1,606
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-18, Class ACA, 2.25% 9/25/2037	968	816
		17,558
Virgin Islands 0.24%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,558
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	1,565	1,621
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	1,955	2,056
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,740	1,854
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	210	220
		8,309
Total bonds, notes & other debt instruments (cost: $3,350,785,000)		3,303,936
Short-term securities 5.77%
Municipals 5.77%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 2.60% 4/1/2055 (d)	2,400	2,400
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 2.65% 4/1/2059 (d)	24,900	24,900
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2024-A, 2.45% 7/1/2046 (d)	7,465	7,465
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2018-A, 2.55% 7/1/2046 (d)	3,000	3,000
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2025, AMT, 3.50% 1/1/2065 (put 11/2/2026) (b)(f)	4,000	4,002
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2025, 5.00% 6/25/2026	20,000	20,230

American Funds Tax-Exempt Income Funds	351

The Tax-Exempt Fund of California® (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.45% 11/1/2035 (d)	USD28,075	$28,075
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.50% 11/1/2035 (d)	29,590	29,590
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.75% 11/1/2035 (d)	8,135	8,135
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 4.10% 7/1/2041 (put 4/1/2026) (f)	2,545	2,546
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.25% 7/1/2051 (put 7/15/2026) (f)	5,525	5,526
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 3.45% 11/1/2046 (put 3/2/2026) (f)	3,850	3,851
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 1.50% 2/1/2035 (d)	16,280	16,280
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 3.25% 11/1/2042 (put 4/15/2026) (b)(f)	2,215	2,215
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 3.25% 11/1/2042 (put 4/15/2026) (b)(f)	5,000	5,000
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	6,000	6,087
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 3.80% 7/1/2043 (put 2/17/2026) (b)(f)	1,250	1,250
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/2/2026) (f)	3,750	3,757
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2009-B-6, 2.62% 6/4/2026	15,000	15,012
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 2.75% 5/15/2048 (d)	13,705	13,705
Total short-term securities (cost: $202,845,000)		203,026
Total investment securities 99.70% (cost: $3,553,630,000)		3,506,962
Other assets less liabilities 0.30%		10,717
Net assets 100.00%		$3,517,679
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	521	4/6/2026	USD108,624	$(180)
5 Year U.S. Treasury Note Futures	Long	301	4/6/2026	32,788	(30)
10 Year Ultra U.S. Treasury Note Futures	Short	393	3/31/2026	(44,863)	345
					$135

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $282,627,000, which represented
8.03% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(e)	Scheduled interest and/or principal payment was not received.
(f)	For short-term securities, the mandatory put date is considered to be the maturity date.

352	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California® (continued)

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
AMT = Alternative Minimum Tax
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility

Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
IAM = Interest at Maturity
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	353

American Funds Tax-Exempt Fund of New York®unaudited
Investment portfolio January 31, 2026

Bonds, notes & other debt instruments 96.79%	Principal amount (000)	Value (000)
New York 92.68%
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.25% 5/1/2050	USD1,000	$1,048
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.50% 5/1/2055	1,000	1,057
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	400	401
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	1,280	1,224
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2030	500	519
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,166
City of Battery Park Auth., Senior Rev. Green Bonds, Series 2025, 5.25% 11/1/2055	1,575	1,686
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	1,185	996
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	1,925	1,930
Build NYC Resource Corp., Airport Facs. Rev. Bonds (TRIPS Obligated Group), Series 2025, AMT, 5.50% 7/1/2050	1,500	1,558
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	201
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	392
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	1,025
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,100	1,094
Build NYC Resource Corp., Rev. Bonds (Success Academy Charter Schools Project), Series 2024, 5.00% 9/1/2037	1,000	1,076
Build NYC Resource Corp., Rev. Bonds (The Young Men’s And Young Women’s Hebrew Assn. Project), Series 2024, 5.00% 12/1/2028	1,000	1,066
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	270	268
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035 (a)	960	962
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, 0% 11/15/2026	205	200
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	2,300	1,317
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2048	3,540	1,163
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030	300	300
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035	840	841
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,626
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	500
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,250	906
Dormitory Auth., Pace University Rev. Bonds, Series 2024-A, 5.50% 5/1/2056	1,500	1,538
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	410
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,121
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054	1,500	1,626
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	252
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,500	1,336
Dormitory Auth., Rev. Bonds (Memorial Sloan Kettering Cancer Center), Series 2025, 5.25% 7/1/2054	1,000	1,066
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.00% 7/1/2045	1,000	1,010
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.25% 7/1/2050	1,000	1,000
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	3,050	2,918
Dormitory Auth., Rev. Bonds (New York University), Series 2025-A, 5.00% 7/1/2046	1,000	1,063
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)	1,000	1,002
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	1,000	879
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	404
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2055	1,000	1,006
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,000	1,139
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.50% 7/1/2055	1,000	1,065
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	902
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	525
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	1,605	1,619
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	950	1,010

354	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, AGI, 5.00% 10/1/2035	USD1,000	$1,121
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	1,000	1,010
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041 (preref. 8/15/2027)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	1,000	1,088
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,500	1,094
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	1,185	1,271
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2055	1,265	1,303
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,375
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,531
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2054	1,500	1,547
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	2,990	3,086
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2056	1,250	1,286
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2052	1,000	1,032
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	1,285	1,349
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	1,750	1,867
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,161
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 2004-B, AMT, 4.00% 5/15/2032	1,500	1,548
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,953
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029) (a)	1,500	1,450
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	1,000	997
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	1,000	1,051
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	804
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	740
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	985
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	370	360
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	1,700	1,742
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,023
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	1,000	1,003
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	715	594
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	375
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	2,305	2,255
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040 (a)	350	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044 (a)	375	375
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	1,121
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,000	1,441
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,000	728
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,253
Long Island Power Auth., Electric System General Rev. Bonds, Series 2024-A, 5.00% 9/1/2054	2,000	2,063
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,359
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,076
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	2,073
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	1,029
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, AGI, 4.00% 11/15/2049	1,000	888
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	872
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,519

American Funds Tax-Exempt Income Funds	355

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	USD1,305	$1,312
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	1,015
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049	1,000	1,043
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	431
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	381
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,295
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	55	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	75	75
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	95	95
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	340	342
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	65	65
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	240	242
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	735	736
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 273, 6.00% 10/1/2055	1,250	1,401
County of Nassau, GO General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,025
County of Nassau, GO General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,156
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,012
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2032	1,000	1,048
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	1,170	1,222
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	1,600	1,679
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	2,035	2,121
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2036	1,500	1,719
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2047	1,000	1,037
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	1,715	1,840
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	885
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA, 2.40% 11/1/2046	2,405	1,625
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	710	724
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	1,060	1,092
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	140	140
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	750	745
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	1,000	893
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	1,000	926
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	750	555
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2017, Series 2017-DD, 5.00% 6/15/2047	1,055	1,065
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2018, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,266
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 6/15/2050	1,000	916
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2022, Series 2022-BB-1, 4.00% 6/15/2045	1,000	959
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-DD, 4.125% 6/15/2047	2,320	2,208
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2023, Series 2023-AA-1, 5.25% 6/15/2052	1,270	1,334
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-AA-1, 5.25% 6/15/2053	1,825	1,911
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-BB-1, 5.25% 6/15/2054	1,500	1,568
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2024, Series 2024-CC, 5.25% 6/15/2054	2,050	2,151

356	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	USD2,000	$2,108
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2026, Series 2026-BB, 5.00% 6/15/2056	950	981
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,054
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,350	1,466
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,019
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 8/1/2042	1,425	1,403
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2036	1,380	1,450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	1,000	990
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,312
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2040	1,000	1,105
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	1,000	1,046
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2038	1,085	1,239
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	1,500	1,593
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	1,055	1,111
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	2,760	2,873
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.25% 5/1/2048	1,000	1,059
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	1,265	1,295
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2026, Series 2026-D-1, 5.00% 11/1/2039	1,100	1,255
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	1,035
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	601
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	500
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	701
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	500	541
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,000	1,002
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,064
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	1,640	1,783
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038	1,365	1,383
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	1,020
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,311
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,553
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	1,016
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,340
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2047	1,000	937
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,500
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,010
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,908
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,382
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,444
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054	1,350	1,424
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	1,835	1,854
Thruway Auth., General Rev. Indebtedness Obligations, Series 2026-A, 5.00% 1/1/2048	1,250	1,315
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2050	1,000	886
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, AGI, 4.00% 1/1/2053	1,015	909
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	1,000	1,034
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	1,000	1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	750	724
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	1,415	1,415
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	239
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	1,048
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	500	545

American Funds Tax-Exempt Income Funds	357

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	USD600	$633
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	1,040
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,500	1,495
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	1,760	1,841
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	1,000	1,000
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	1,015
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	725	725
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,000	1,894
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	1,250	1,252
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	900	955
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	1,515	1,600
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	1,250	1,250
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	500	507
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	1,500	1,525
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	1,855	1,884
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,570
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,500	1,345
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	2,750	2,822
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 11/15/2055	1,000	1,058
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	1,260	1,179
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,530
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054	1,500	1,543
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	1,655	1,735
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,515	1,596
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	1,670	1,746
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,588
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,297
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,529
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	1,890	1,765
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,369
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	1,500	1,111
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	1,500	1,558
Utility Debt Securitization Auth., Restructuring Bonds, Series 2025-TE-2, 5.00% 6/15/2035	1,000	1,170
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	1,500	1,546

358	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	USD810	$916
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	1,000	1,049
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	105	105
Westchester County Local Dev. Corp., Rev. Bonds (Miriam Osborn Memorial Home Assn. Project), Series 2019, 5.00% 7/1/2027	200	205
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	1,008
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	989
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056 (a)	335	302
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,138
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,370
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	1,003
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	1,005
		264,923
Guam 1.22%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	960	937
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,040	1,103
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,450
		3,490
Puerto Rico 2.86%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042 (a)	1,000	952
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	984
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,000	940
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	2,029	1,331
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	540	541
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,834	1,825
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	609	606
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	1,000	981
		8,160
Virgin Islands 0.03%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	85	89
Total bonds, notes & other debt instruments (cost: $282,513,000)		276,662
Short-term securities 2.52%
Municipals 2.52%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 2.28% 7/1/2032 (b)	800	800
New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 3.20% 4/1/2036 (b)	855	855
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.20% 1/1/2032 (b)	2,445	2,445
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.20% 1/1/2035 (b)	3,115	3,115
		7,215
Total short-term securities (cost: $7,215,000)		7,215
Total investment securities 99.31% (cost: $289,728,000)		283,877
Other assets less liabilities 0.69%		1,971
Net assets 100.00%		$285,848

American Funds Tax-Exempt Income Funds	359

American Funds Tax-Exempt Fund of New York® (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	79	4/6/2026	USD16,471	$(24)
5 Year U.S. Treasury Note Futures	Long	26	4/6/2026	2,832	(17)
10 Year Ultra U.S. Treasury Note Futures	Short	31	3/31/2026	(3,539)	38
					$(3)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,248,000, which represented
2.54% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility

Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

360	American Funds Tax-Exempt Income Funds

Financial statementsunaudited
Statements of assets and liabilities at January 31, 2026 (dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$2,314,653	$6,064,068	$24,387,267
Cash	292	1,284	2,422
Cash collateral pledged for futures contracts	218	994	10,176
Receivables for:
Sales of investments	4,381	5,009	58,382
Sales of fund’s shares	2,955	8,142	62,691
Interest	23,760	57,489	239,724
Variation margin on futures contracts	24	139	1,407
	2,346,283	6,137,125	24,762,069
Liabilities:
Payables for:
Purchases of investments	50,028	73,602	308,024
Repurchases of fund’s shares	2,989	6,841	51,636
Dividends on fund’s shares	48	505	3,193
Investment advisory services	395	1,151	4,274
Services provided by related parties	182	864	3,133
Trustees’ deferred compensation	54	168	992
Variation margin on futures contracts	—	—	—
Other	2	4	16
	53,698	83,135	371,268
Commitments and contingencies*
Net assets at January 31, 2026	$2,292,585	$6,053,990	$24,390,801
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,300,569	$6,158,991	$25,411,938
Total distributable earnings (accumulated loss)	(7,984)	(105,001)	(1,021,137)
Net assets at January 31, 2026	$2,292,585	$6,053,990	$24,390,801
Investment securities in unaffiliated issuers, at cost	$2,293,621	$6,005,927	$24,831,363

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	361

Financial statements (continued)unaudited
Statements of assets and liabilities at January 31, 2026  (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$13,750,726	$3,506,962	$283,877
Cash	415	422	435
Cash collateral pledged for futures contracts	7,770	876	149
Receivables for:
Sales of investments	16,909	—	—
Sales of fund’s shares	33,685	10,458	90
Interest	235,817	43,023	2,892
Variation margin on futures contracts	672	114	12
	14,045,994	3,561,855	287,455
Liabilities:
Payables for:
Purchases of investments	109,701	35,601	971
Repurchases of fund’s shares	21,765	6,785	512
Dividends on fund’s shares	3,189	482	42
Investment advisory services	3,146	747	40
Services provided by related parties	1,632	439	36
Trustees’ deferred compensation	251	120	6
Variation margin on futures contracts	21	—	—
Other	8	2	— †
	139,713	44,176	1,607
Commitments and contingencies*
Net assets at January 31, 2026	$13,906,281	$3,517,679	$285,848
Net assets consist of:
Capital paid in on shares of beneficial interest	$14,361,073	$3,612,923	$300,748
Total distributable earnings (accumulated loss)	(454,792)	(95,244)	(14,900)
Net assets at January 31, 2026	$13,906,281	$3,517,679	$285,848
Investment securities in unaffiliated issuers, at cost	$13,917,487	$3,553,630	$289,728
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on the expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

362	American Funds Tax-Exempt Income Funds

Financial statements (continued)unaudited
Statements of assets and liabilities at January 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,174,225	$3,159,579	$11,798,497
	Shares outstanding	115,932	200,475	941,688
	Net asset value per share	$10.13	$15.76	$12.53
Class C:	Net assets		$9,789	$110,737
	Shares outstanding	Not applicable	621	8,838
	Net asset value per share		$15.76	$12.53
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.13	$15.76	$12.53
Class F-1:	Net assets	$3,191	$25,359	$150,366
	Shares outstanding	315	1,609	12,001
	Net asset value per share	$10.13	$15.76	$12.53
Class F-2:	Net assets	$235,918	$723,668	$5,926,132
	Shares outstanding	23,293	45,917	472,990
	Net asset value per share	$10.13	$15.76	$12.53
Class F-3:	Net assets	$762,164	$1,976,864	$6,405,048
	Shares outstanding	75,249	125,432	511,214
	Net asset value per share	$10.13	$15.76	$12.53
Class R-6:	Net assets	$117,077	$158,721	$11
	Shares outstanding	11,559	10,071	1
	Net asset value per share	$10.13	$15.76	$12.53

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	363

Financial statements (continued)unaudited
Statements of assets and liabilities at January 31, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$5,753,491	$1,465,950	$179,508
	Shares outstanding	374,351	86,978	17,889
	Net asset value per share	$15.37	$16.85	$10.03
Class C:	Net assets	$82,334	$17,523	$3,373
	Shares outstanding	5,357	1,040	336
	Net asset value per share	$15.37	$16.85	$10.03
Class T:	Net assets	$10	$10	$9
	Shares outstanding	1	1	1
	Net asset value per share	$15.37	$16.85	$10.03
Class F-1:	Net assets	$154,312	$36,862	$771
	Shares outstanding	10,040	2,187	77
	Net asset value per share	$15.37	$16.85	$10.03
Class F-2:	Net assets	$3,540,127	$786,796	$44,458
	Shares outstanding	230,338	46,682	4,430
	Net asset value per share	$15.37	$16.85	$10.03
Class F-3:	Net assets	$4,375,996	$1,210,538	$57,729
	Shares outstanding	284,724	71,824	5,753
	Net asset value per share	$15.37	$16.85	$10.03
Class R-6:	Net assets	$11
	Shares outstanding	1	Not applicable	Not applicable
	Net asset value per share	$15.37

Refer to the notes to financial statements.

364	American Funds Tax-Exempt Income Funds

Financial statements (continued)unaudited
Statements of operations for the six months ended January 31, 2026(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$35,509	$96,154	$447,664
Fees and expenses*:
Investment advisory services	2,287	6,719	25,090
Distribution services	875	4,788	15,411
Transfer agent services	340	1,086	5,592
Administrative services	336	884	3,583
Reports to shareholders	18	47	177
Registration statement and prospectus	173	388	1,294
Trustees’ compensation	8	22	116
Auditing and legal	67	77	142
Custodian	3	6	26
Federal, state and local taxes	2	— †	614
Other	2	3	9
Total fees and expenses before waivers and/or reimbursements	4,111	14,020	52,054
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	109	—
Miscellaneous fee reimbursements	223	—	—
Total fees and expenses after waivers and/or reimbursements	3,888	13,911	52,054
Net investment income	31,621	82,243	395,610
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,885	11,228	(12,143)
Futures contracts	(202)	(606)	(640)
	4,683	10,622	(12,783)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	18,517	119,590	863,471
Futures contracts	67	326	3,938
	18,584	119,916	867,409
Net realized gain (loss) and unrealized appreciation (depreciation)	23,267	130,538	854,626
Net increase (decrease) in net assets resulting from operations	$54,888	$212,781	$1,250,236

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	365

Financial statements (continued)unaudited
Statements of operations for the six months ended January 31, 2026 (continued)(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$332,085	$63,409	$5,658
Fees and expenses*:
Investment advisory services	18,432	4,313	393
Distribution services	9,011	1,934	244
Transfer agent services	3,386	609	57
Administrative services	1,986	502	43
Reports to shareholders	163	15	5
Registration statement and prospectus	1,068	200	91
Trustees’ compensation	43	15	1
Auditing and legal	109	80	63
Custodian	12	3	3
Federal, state and local taxes	— †	101	—
Other	57	2	1
Total fees and expenses before waivers and/or reimbursements	34,267	7,774	901
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	87	52
Miscellaneous fee reimbursements	—	—	118
Total fees and expenses after waivers and/or reimbursements	34,267	7,687	731
Net investment income	297,818	55,722	4,927
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(154,255)	2,031	(779)
Futures contracts	6,182	(172)	69
	(148,073)	1,859	(710)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	636,007	133,467	12,041
Futures contracts	(2,061)	282	(17)
	633,946	133,749	12,024
Net realized gain (loss) and unrealized appreciation (depreciation)	485,873	135,608	11,314
Net increase (decrease) in net assets resulting from operations	$783,691	$191,330	$16,241
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

366	American Funds Tax-Exempt Income Funds

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income	$31,621	$57,346	$82,243	$152,263	$395,610	$769,543
Net realized gain (loss)	4,683	(2,357)	10,622	(15,118)	(12,783)	(77,026)
Net unrealized appreciation (depreciation)	18,584	20,175	119,916	46,359	867,409	(697,128)
Net increase (decrease) in net assets resulting from operations	54,888	75,164	212,781	183,504	1,250,236	(4,611)
Distributions paid or accrued to shareholders	(32,272)	(56,576)	(80,927)	(148,345)	(376,540)	(749,761)
Net capital share transactions	110,176	235,456	308,548	37,023	651,432	180,722
Total increase (decrease) in net assets	132,792	254,044	440,402	72,182	1,525,128	(573,650)
Net assets:
Beginning of period	2,159,793	1,905,749	5,613,588	5,541,406	22,865,673	23,439,323
End of period	$2,292,585	$2,159,793	$6,053,990	$5,613,588	$24,390,801	$22,865,673

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,	Six months ended January 31,	Year ended July 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income	$297,818	$599,901	$55,722	$101,105	$4,927	$9,201
Net realized gain (loss)	(148,073)	(20,601)	1,859	(10,680)	(710)	(1,107)
Net unrealized appreciation (depreciation)	633,946	(559,337)	133,749	(115,072)	12,024	(13,875)
Net increase (decrease) in net assets resulting from operations	783,691	19,963	191,330	(24,647)	16,241	(5,781)
Distributions paid or accrued to shareholders	(277,854)	(569,899)	(53,096)	(98,901)	(4,777)	(8,888)
Net capital share transactions	(352,927)	1,423,640	266,553	176,606	4,215	7,316
Total increase (decrease) in net assets	152,910	873,704	404,787	53,058	15,679	(7,353)
Net assets:
Beginning of period	13,753,371	12,879,667	3,112,892	3,059,834	270,169	277,522
End of period	$13,906,281	$13,753,371	$3,517,679	$3,112,892	$285,848	$270,169
*
Unaudited.
Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	367

Notes to financial statementsunaudited
1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.
Each fund’s investment objectives are as follows:
American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.
The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.
American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.
The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.
American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal,
New York state and New York City income taxes. Its secondary objective is preservation of capital.
American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*
Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†
Class T shares are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

368	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each share class of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

American Funds Tax-Exempt Funds	369

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

370	American Funds Tax-Exempt Funds

The funds’ valuation levels as of January 31, 2026, were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$263,239	$—	$263,239
Texas	—	247,293	—	247,293
California	—	230,894	—	230,894
Illinois	—	82,509	—	82,509
Alabama	—	81,534	—	81,534
Florida	—	74,772	—	74,772
Pennsylvania	—	73,216	—	73,216
Georgia	—	70,283	—	70,283
North Carolina	—	67,397	—	67,397
New Jersey	—	59,264	—	59,264
Other	—	833,703	—	833,703
Short-term securities	—	230,549	—	230,549
Total	$—	$2,314,653	$—	$2,314,653

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$54	$—	$—	$54
Liabilities:
Unrealized depreciation on futures contracts	(55)	—	—	(55)
Total	$(1)	$—	$—	$(1)
Limited Term Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$735,302	$—	$735,302
California	—	666,655	—	666,655
New York	—	477,170	—	477,170
Alabama	—	357,972	—	357,972
Illinois	—	267,405	—	267,405
Pennsylvania	—	214,800	—	214,800
Georgia	—	194,872	—	194,872
New Jersey	—	163,812	—	163,812
Virginia	—	160,502	—	160,502
Washington	—	155,761	—	155,761
Other	—	2,187,012	—	2,187,012
Short-term securities	—	482,805	—	482,805
Total	$—	$6,064,068	$—	$6,064,068

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$378	$—	$—	$378
Liabilities:
Unrealized depreciation on futures contracts	(235)	—	—	(235)
Total	$143	$—	$—	$143
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Funds	371

The Tax-Exempt Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$3,112,561	$—	$3,112,561
New York	—	2,711,211	—	2,711,211
California	—	2,263,019	—	2,263,019
Illinois	—	1,947,026	—	1,947,026
Alabama	—	1,190,476	—	1,190,476
Florida	—	849,159	—	849,159
Pennsylvania	—	786,287	—	786,287
Washington	—	612,757	—	612,757
New Hampshire	—	609,694	—	609,694
Georgia	—	600,176	—	600,176
Other	—	8,150,944	—	8,150,944
Short-term securities	—	1,553,957	—	1,553,957
Total	$—	$24,387,267	$—	$24,387,267

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,364	$—	$—	$3,364
Liabilities:
Unrealized depreciation on futures contracts	(3,657)	—	—	(3,657)
Total	$(293)	$—	$—	$(293)
American High-Income Municipal Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,328,794	$—	$1,328,794
Texas	—	993,535	30,544	1,024,079
California	—	979,900	—	979,900
New York	—	904,849	—	904,849
Illinois	—	880,575	—	880,575
Puerto Rico	—	793,321	—	793,321
Florida	—	695,162	—	695,162
Wisconsin	—	680,530	—	680,530
Pennsylvania	—	425,448	—	425,448
Alabama	—	409,074	—	409,074
Other	—	4,585,343	15,971	4,601,314
Rights & warrants	—	—	610	610
Common stocks	—	—	—	—
Short-term securities	—	1,027,070	—	1,027,070
Total	$—	$13,703,601	$47,125	$13,750,726

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,004	$—	$—	$1,004
Liabilities:
Unrealized depreciation on futures contracts	(2,928)	—	—	(2,928)
Total	$(1,924)	$—	$—	$(1,924)
Refer to the end of the table(s) for footnote(s).

372	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$3,302,798	$—	$3,302,798
Mortgage-backed obligations	—	1,138	—	1,138
Short-term securities	—	203,026	—	203,026
Total	$—	$3,506,962	$—	$3,506,962

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$345	$—	$—	$345
Liabilities:
Unrealized depreciation on futures contracts	(210)	—	—	(210)
Total	$135	$—	$—	$135
American Funds Tax-Exempt Fund of New York
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$276,662	$—	$276,662
Short-term securities	—	7,215	—	7,215
Total	$—	$283,877	$—	$283,877

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$38	$—	$—	$38
Liabilities:
Unrealized depreciation on futures contracts	(41)	—	—	(41)
Total	$(3)	$—	$—	$(3)
*
Futures contracts are not included in the fund’s investment portfolio.
4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

American Funds Tax-Exempt Funds	373

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

374	American Funds Tax-Exempt Funds

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from the investments.
Insured municipal bonds – The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and  repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the  funds’ shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit  rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the  insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2026, the maximum exposure from these unfunded bond commitments for American High-Income Municipal Bond Fund was $13,957,000, which would represent .10% of the net assets of the fund should such commitments become due.
Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Tax-Exempt Funds	375

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):
Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$118,360
Limited Term Tax-Exempt Bond Fund of America	342,955
The Tax-Exempt Bond Fund of America	1,876,666
American High-Income Municipal Bond Fund	1,054,163
The Tax-Exempt Fund of California	183,035
American Funds Tax-Exempt Fund of New York	12,665
The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2026 (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$54	Unrealized depreciation*	$55

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(202)	Net unrealized appreciation (depreciation) on futures contracts	$67
Limited Term Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$378	Unrealized depreciation*	$235

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(606)	Net unrealized appreciation (depreciation) on futures contracts	$326
The Tax-Exempt Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,364	Unrealized depreciation*	$3,657

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(640)	Net unrealized appreciation (depreciation) on futures contracts	$3,938
Refer to the end of the table(s) for footnote(s).

376	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,004	Unrealized depreciation*	$2,928

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$6,182	Net unrealized appreciation (depreciation) on futures contracts	$(2,061)
The Tax-Exempt Fund of California
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$345	Unrealized depreciation*	$210

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(172)	Net unrealized appreciation (depreciation) on futures contracts	$282
American Funds Tax-Exempt Fund of New York
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$38	Unrealized depreciation*	$41

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$69	Net unrealized appreciation (depreciation) on futures contracts	$(17)
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the

American Funds Tax-Exempt Funds	377

extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.
As of and during the period ended January 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2025
Undistributed ordinary income	$734	$1,268	$—	$—	$—	$—
Undistributed tax-exempt income	405	1,351	7,089	7,902	995	105
Capital loss carryforward*	(35,128)	(187,305)	(641,933)	(248,336)	(60,075)	(9,045)
As of January 31, 2026
Gross unrealized appreciation on investments	24,373	108,733	300,691	372,102	47,662	2,845
Gross unrealized depreciation on investments	(4,492)	(39,111)	(683,481)	(450,250)	(86,370)	(8,071)
Net unrealized appreciation (depreciation) on investments	19,881	69,622	(382,790)	(78,148)	(38,708)	(5,226)
Cost of investments	2,294,772	5,994,589	24,769,764	13,826,949	3,545,805	289,100
*
Each fund’s capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. For Limited Term Tax-Exempt Bond Fund of America, utilization of capital losses may be limited in current and future years due to IRC Section 382. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid or accrued by each fund were characterized for tax purposes as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$15,845	$371	$16,216	$29,285	$163	$29,448
Class T	— †	— †	— †	— †	— †	— †
Class F-1	39	1	40	78	— †	78
Class F-2	3,254	76	3,330	6,035	34	6,069
Class F-3	10,683	251	10,934	17,452	101	17,553
Class R-6	1,713	39	1,752	3,408	20	3,428
Total	$31,534	$738	$32,272	$56,258	$318	$56,576
Refer to the end of the table(s) for footnote(s).

378	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$40,188	$643	$40,831	$76,467	$944	$77,411
Class C	89	1	90	182	2	184
Class T	— †	— †	— †	— †	— †	— †
Class F-1	320	5	325	647	8	655
Class F-2	9,698	153	9,851	18,013	230	18,243
Class F-3	27,047	444	27,491	46,651	604	47,255
Class R-6	2,304	35	2,339	4,540	57	4,597
Total	$79,646	$1,281	$80,927	$146,500	$1,845	$148,345
The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$177,899	$—	$177,899	$350,751	$7,200	$357,951
Class C	1,376	—	1,376	3,232	52	3,284
Class T	— †	—	— †	— †	— †	— †
Class F-1	2,290	—	2,290	4,699	98	4,797
Class F-2	92,851	—	92,851	179,158	3,802	182,960
Class F-3	102,124	—	102,124	196,570	4,199	200,769
Class R-6	— †	—	— †	— †	— †	— †
Total	$376,540	$—	$376,540	$734,410	$15,351	$749,761
American High-Income Municipal Bond Fund
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$109,532	$3,186	$112,718	$208,925	$3,383	$212,308
Class C	1,358	36	1,394	3,059	36	3,095
Class T	— †	— †	— †	— †	— †	— †
Class F-1	2,708	83	2,791	4,994	92	5,086
Class F-2	68,371	2,096	70,467	125,385	2,126	127,511
Class F-3	84,820	2,643	87,463	162,517	2,744	165,261
Class R-6	3,021	—	3,021	55,677	961	56,638
Total	$269,810	$8,044	$277,854	$560,557	$9,342	$569,899
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Funds	379

The Tax-Exempt Fund of California
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$21,925	$—	$21,925	$42,191	$740	$42,931
Class C	210	—	210	451	6	457
Class T	— †	—	— †	— †	— †	— †
Class F-1	550	—	550	1,198	21	1,219
Class F-2	11,965	—	11,965	21,304	384	21,688
Class F-3	18,446	—	18,446	32,022	584	32,606
Total	$53,096	$—	$53,096	$97,166	$1,735	$98,901
American Funds Tax-Exempt Fund of New York
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Tax-exempt income	Ordinary income	Total distributions paid or accrued	Tax-exempt income	Ordinary income	Total distributions paid or accrued
Class A	$2,968	$—	$2,968	$5,768	$—	$5,768
Class C	45	—	45	110	—	110
Class T	— †	—	— †	— †	—	— †
Class F-1	15	—	15	19	—	19
Class F-2	766	—	766	1,344	—	1,344
Class F-3	983	—	983	1,647	—	1,647
Total	$4,777	$—	$4,777	$8,888	$—	$8,888
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, CCG and AFS are considered related parties to each fund.
Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

380	American Funds Tax-Exempt Funds

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:
Fund	Rates		Net asset level (in billions)		Rates		Monthly gross income	Annualized rates for the six months ended January 31, 2026, before waiver	Annualized rates for the six months ended January 31, 2026, after waiver
	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of
American Funds Short-Term Tax-Exempt Bond Fund	.204%	.175%	$15.0	$15.0	Not applicable			.204%	.204%
Limited Term Tax-Exempt Bond Fund of America	.143	.120	15.0	15.0	3.00%	2.50%	$3,333,333	$3,333,333.228	.224
The Tax-Exempt Bond Fund of America	.300	.105	.06	28.0	3.00	2.00	3,333,333	8,333,333.210	.210
American High-Income Municipal Bond Fund	.151	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333.278	.278
The Tax-Exempt Fund of California	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333.258	.253
American Funds Tax-Exempt Fund of New York	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333.277	.240
Investment advisory services waiver — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended January 31, 2026, total investment advisory services fees waived by CRMC were $109,000, $87,000, and $52,000 for Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:
Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Funds	381

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class of each fund reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2026, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):
Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,568
Limited-Term Tax-Exempt Bond Fund of America	803
The Tax-Exempt Bond Fund of America	10,333
American High-Income Municipal Bond Fund	2,074
The Tax-Exempt Fund of California	1,678
American Funds Tax-Exempt Fund of New York	190
Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of its respective fund shareholders.
Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.
For the six months ended January 31, 2026, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$871	$246	$174
Class T	—	— *	— *
Class F-1	4	2	— *
Class F-2	Not applicable	84	34
Class F-3	Not applicable	7	110
Class R-6	Not applicable	1	18
Total class-specific expenses	$875	$340	$336
Limited Term Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$4,709	$664	$471
Class C	48	2	1
Class T	—	— *	— *
Class F-1	31	16	4
Class F-2	Not applicable	384	104
Class F-3	Not applicable	18	280
Class R-6	Not applicable	2	24
Total class-specific expenses	$4,788	$1,086	$884
The Tax-Exempt Bond Fund of America
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$14,618	$2,127	$1,754
Class C	600	22	18
Class T	—	— *	— *
Class F-1	193	97	23
Class F-2	Not applicable	3,279	867
Class F-3	Not applicable	67	921
Class R-6	Not applicable	— *	— *
Total class-specific expenses	$15,411	$5,592	$3,583
Refer to the end of the table(s) for footnote(s).
American High-Income Municipal Bond Fund
Share class	Distribution services	Transfer agent services	Administrative services
Class A	$8,413	$1,340	$841
Class C	423	21	13
Class T	—	— *	— *
Class F-1	175	87	21
Class F-2	Not applicable	1,896	495
Class F-3	Not applicable	41	599
Class R-6	Not applicable	1	17
Total class-specific expenses	$9,011	$3,386	$1,986

382	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$1,796	$173	$216
Class C	91	2	3
Class T	—	— *	— *
Class F-1	47	23	6
Class F-2	Not applicable	399	111
Class F-3	Not applicable	12	166
Total class-specific expenses	$1,934	$609	$502
American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$225	$30	$27
Class C	18	— *	1
Class T	—	— *	— *
Class F-1	1	1	— *
Class F-2	Not applicable	26	7
Class F-3	Not applicable	— *	8
Total class-specific expenses	$244	$57	$43
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the six months ended January 31, 2026, total fees and expenses reimbursed by CRMC were $223,000 and $118,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$4	$4	$8
Limited Term Tax-Exempt Bond Fund of America	10	12	22
The Tax-Exempt Bond Fund of America	45	71	116
American High-Income Municipal Bond Fund	26	17	43
The Tax-Exempt Fund of California	6	9	15
American Funds Tax-Exempt Fund of New York	1	— *	1
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the funds.
Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain (loss) from such sales, if any, during the six months ended January 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
American Funds Short-Term Tax-Exempt Bond Fund	$—	$11,878	$176
Limited Term Tax-Exempt Bond Fund of America	3,235	—	—
The Tax-Exempt Bond Fund of America	3,897	19,191	(1,053)
American High-Income Municipal Bond Fund	19,191	1,612,732	(120,950)

American Funds Tax-Exempt Funds	383

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2026.
8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2026.
9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
American Funds Short-Term Tax-Exempt Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$170,487	16,907	$16,036	1,590	$(150,859)	(14,959)	$35,664	3,538
Class T	—	—	—	—	—	—	—	—
Class F-1	495	49	40	4	(375)	(37)	160	16
Class F-2	39,510	3,917	3,217	319	(38,376)	(3,809)	4,351	427
Class F-3	145,605	14,443	10,919	1,083	(87,254)	(8,657)	69,270	6,869
Class R-6	4,817	477	1,753	174	(5,839)	(579)	731	72
Total net increase (decrease)	$360,914	35,793	$31,965	3,170	$(282,703)	(28,041)	$110,176	10,922
Year ended July 31, 2025
Class A	$316,682	31,787	$29,093	2,915	$(313,740)	(31,471)	$32,035	3,231
Class T	—	—	—	—	—	—	—	—
Class F-1	751	75	78	8	(954)	(96)	(125)	(13)
Class F-2	89,513	8,990	5,802	581	(64,041)	(6,427)	31,274	3,144
Class F-3	309,555	31,027	17,539	1,758	(147,785)	(14,832)	179,309	17,953
Class R-6	13,278	1,332	3,428	343	(23,743)	(2,382)	(7,037)	(707)
Total net increase (decrease)	$729,779	73,211	$55,940	5,605	$(550,263)	(55,208)	$235,456	23,608
Refer to the end of the table(s) for footnote(s).

384	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$290,135	18,563	$39,901	2,551	$(317,808)	(20,332)	$12,228	782
Class C	1,163	74	89	6	(1,034)	(66)	218	14
Class T	—	—	—	—	—	—	—	—
Class F-1	2,415	155	319	20	(2,764)	(177)	(30)	(2)
Class F-2	120,078	7,677	9,216	589	(82,305)	(5,265)	46,989	3,001
Class F-3	354,047	22,680	27,342	1,748	(131,245)	(8,398)	250,144	16,030
Class R-6	6,659	426	2,340	150	(10,000)	(640)	(1,001)	(64)
Total net increase (decrease)	$774,497	49,575	$79,207	5,064	$(545,156)	(34,878)	$308,548	19,761
Year ended July 31, 2025
Class A	$542,866	35,389	$75,550	4,917	$(664,314)	(43,280)	$(45,898)	(2,974)
Class C	1,248	81	181	12	(3,566)	(232)	(2,137)	(139)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,504	98	641	42	(6,300)	(410)	(4,155)	(270)
Class F-2	180,519	11,767	17,039	1,109	(216,221)	(14,093)	(18,663)	(1,217)
Class F-3	411,092	26,758	47,002	3,059	(341,034)	(22,242)	117,060	7,575
Class R-6	17,207	1,121	4,598	299	(30,989)	(2,017)	(9,184)	(597)
Total net increase (decrease)	$1,154,436	75,214	$145,011	9,438	$(1,262,424)	(82,274)	$37,023	2,378
The Tax-Exempt Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$1,019,235	82,102	$171,256	13,786	$(1,147,238)	(92,546)	$43,253	3,342
Class C	5,830	471	1,351	108	(25,939)	(2,091)	(18,758)	(1,512)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,557	850	2,241	181	(24,526)	(1,982)	(11,728)	(951)
Class F-2	850,889	68,558	87,284	7,025	(705,969)	(56,960)	232,204	18,623
Class F-3	987,507	79,591	98,632	7,938	(679,678)	(54,883)	406,461	32,646
Class R-6	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$2,874,018	231,572	$360,764	29,038	$(2,583,350)	(208,462)	$651,432	52,148
Year ended July 31, 2025
Class A	$1,866,245	150,721	$344,739	27,937	$(2,307,530)	(187,323)	$(96,546)	(8,665)
Class C	15,487	1,251	3,218	261	(54,655)	(4,421)	(35,950)	(2,909)
Class T	—	—	—	—	—	—	—	—
Class F-1	52,773	4,243	4,685	380	(47,545)	(3,847)	9,913	776
Class F-2	2,033,397	164,963	171,488	13,897	(2,054,447)	(167,577)	150,438	11,283
Class F-3	1,985,818	161,091	195,809	15,870	(2,028,760)	(165,534)	152,867	11,427
Class R-6	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$5,953,720	482,269	$719,939	58,345	$(6,492,937)	(528,702)	$180,722	11,912
Refer to the end of the table(s) for footnote(s).

American Funds Tax-Exempt Funds	385

American High-Income Municipal Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$641,462	42,083	$108,724	7,140	$(541,931)	(35,661)	$208,255	13,562
Class C	7,988	524	1,361	90	(15,293)	(1,005)	(5,944)	(391)
Class T	—	—	—	—	—	—	—	—
Class F-1	42,655	2,801	2,745	180	(21,833)	(1,441)	23,567	1,540
Class F-2	825,919	54,315	65,763	4,318	(702,550)	(46,687)	189,132	11,946
Class F-3	990,111	65,076	80,381	5,276	(475,196)	(31,466)	595,296	38,886
Class R-6	305	20	— †	— †	(1,363,538)	(91,945)	(1,363,233)	(91,925)
Total net increase (decrease)	$2,508,440	164,819	$258,974	17,004	$(3,120,341)	(208,205)	$(352,927)	(26,382)
Year ended July 31, 2025
Class A	$1,116,769	73,202	$204,225	13,425	$(963,506)	(63,437)	$357,488	23,190
Class C	15,527	1,019	3,012	198	(36,333)	(2,385)	(17,794)	(1,168)
Class T	— †	—	—	—	—	—	— †	—
Class F-1	82,108	5,356	5,022	330	(66,325)	(4,378)	20,805	1,308
Class F-2	1,454,393	95,729	119,681	7,870	(922,445)	(61,067)	651,629	42,532
Class F-3	1,797,174	118,632	156,957	10,319	(1,694,139)	(112,724)	259,992	16,227
Class R-6	116,576	7,685	56,642	3,724	(21,698)	(1,421)	151,520	9,988
Total net increase (decrease)	$4,582,547	301,623	$545,539	35,866	$(3,704,446)	(245,412)	$1,423,640	92,077
The Tax-Exempt Fund of California
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$145,412	8,713	$20,502	1,228	$(140,764)	(8,463)	$25,150	1,478
Class C	1,459	89	207	12	(3,235)	(195)	(1,569)	(94)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,559	272	542	32	(6,417)	(385)	(1,316)	(81)
Class F-2	160,926	9,694	11,305	676	(78,864)	(4,737)	93,367	5,633
Class F-3	231,012	13,868	18,413	1,102	(98,504)	(5,951)	150,921	9,019
Total net increase (decrease)	$543,368	32,636	$50,969	3,050	$(327,784)	(19,731)	$266,553	15,955
Year ended July 31, 2025
Class A	$255,219	15,361	$40,041	2,412	$(296,089)	(17,873)	$(829)	(100)
Class C	3,030	183	450	27	(6,837)	(412)	(3,357)	(202)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,699	344	1,201	72	(14,202)	(857)	(7,302)	(441)
Class F-2	355,866	21,661	20,462	1,233	(329,879)	(20,166)	46,449	2,728
Class F-3	349,442	21,015	32,527	1,961	(240,324)	(14,570)	141,645	8,406
Total net increase (decrease)	$969,256	58,564	$94,681	5,705	$(887,331)	(53,878)	$176,606	10,391
Refer to the end of the table(s) for footnote(s).

386	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$13,349	1,340	$2,741	275	$(18,901)	(1,901)	$(2,811)	(286)
Class C	283	28	43	4	(743)	(74)	(417)	(42)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,007	301	14	1	(2,889)	(287)	132	15
Class F-2	7,711	777	759	76	(8,031)	(807)	439	46
Class F-3	10,519	1,060	981	99	(4,628)	(469)	6,872	690
Total net increase (decrease)	$34,869	3,506	$4,538	455	$(35,192)	(3,538)	$4,215	423
Year ended July 31, 2025
Class A	$30,307	3,028	$5,302	531	$(37,794)	(3,795)	$(2,185)	(236)
Class C	347	34	104	11	(2,282)	(228)	(1,831)	(183)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,582	256	18	2	(2,512)	(251)	88	7
Class F-2	19,218	1,931	1,344	134	(14,764)	(1,485)	5,798	580
Class F-3	14,620	1,458	1,636	164	(10,810)	(1,081)	5,446	541
Total net increase (decrease)	$67,074	6,707	$8,404	842	$(68,162)	(6,840)	$7,316	709
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2026, as follows (dollars in thousands):
Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$614,551	$536,968
Limited Term Tax-Exempt Bond Fund of America	1,359,633	1,243,582
The Tax-Exempt Bond Fund of America	3,139,536	2,742,372
American High-Income Municipal Bond Fund	2,036,418	2,814,723
The Tax-Exempt Fund of California	665,175	401,930
American Funds Tax-Exempt Fund of New York	28,533	22,346

American Funds Tax-Exempt Funds	387

Financial highlights
American Funds Short-Term Tax-Exempt Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[4,5]	$10.03	$.14	$.10	$.24	$(.14 )	$—	$(.14 )	$10.13	2.43%[6]	$1,175	.45%[7]	.43%[7]	2.74%[7]
7/31/2025	9.94	.27	.09	.36	(.27 )	—	(.27 )	10.03	3.67	1,127.45		.44	2.74
7/31/2024	9.81	.25	.12	.37	(.24 )	—	(.24 )	9.94	3.81	1,085.45		.44	2.49
7/31/2023	9.95	.18	(.14 )	.04	(.18 )	—	(.18 )	9.81	.40	1,218.45		.43	1.86
7/31/2022	10.33	.06	(.36 )	(.30 )	(.06 )	(.02 )	(.08 )	9.95	(2.91)	1,318.53		.53	.58
7/31/2021	10.37	.07	(.01 )	.06	(.07 )	(.03 )	(.10 )	10.33	.56	1,161.57		.57	.68
Class T:
1/31/2026[4,5]	10.03	.15	.10	.25	(.15 )	—	(.15 )	10.13	2.51 [6,8]	— [9]	.31 [7,8]	.28 [7,8]	2.89 [7,8]
7/31/2025	9.94	.28	.09	.37	(.28 )	—	(.28 )	10.03	3.82 [8]	— [9]	.30 [8]	.29 [8]	2.89 [8]
7/31/2024	9.81	.26	.12	.38	(.25 )	—	(.25 )	9.94	3.97 [8]	— [9]	.28 [8]	.27 [8]	2.66 [8]
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58 [8]	— [9]	.26 [8]	.25 [8]	2.04 [8]
7/31/2022	10.33	.07	(.36 )	(.29 )	(.07 )	(.02 )	(.09 )	9.95	(2.75)[8]	— [9]	.38 [8]	.38 [8]	.72 [8]
7/31/2021	10.37	.09	(.01 )	.08	(.09 )	(.03 )	(.12 )	10.33	.72 [8]	— [9]	.42 [8]	.42 [8]	.84 [8]
Class F-1:
1/31/2026[4,5]	10.03	.13	.10	.23	(.13 )	—	(.13 )	10.13	2.34 [6]	3	.64 [7]	.61 [7]	2.56 [7]
7/31/2025	9.94	.25	.09	.34	(.25 )	—	(.25 )	10.03	3.47	3.63		.62	2.56
7/31/2024	9.81	.23	.12	.35	(.22 )	—	(.22 )	9.94	3.60	3.64		.63	2.29
7/31/2023	9.95	.16	(.14 )	.02	(.16 )	—	(.16 )	9.81	.21	5.63		.61	1.68
7/31/2022	10.33	.04	(.36 )	(.32 )	(.04 )	(.02 )	(.06 )	9.95	(3.09)	6.73		.73	.36
7/31/2021	10.37	.05	(.01 )	.04	(.05 )	(.03 )	(.08 )	10.33	.37	9.76		.76	.51
Class F-2:
1/31/2026[4,5]	10.03	.15	.10	.25	(.15 )	—	(.15 )	10.13	2.49 [6]	236	.33 [7]	.31 [7]	2.86 [7]
7/31/2025	9.94	.28	.09	.37	(.28 )	—	(.28 )	10.03	3.79	229.33		.32	2.87
7/31/2024	9.81	.26	.12	.38	(.25 )	—	(.25 )	9.94	3.93	196.33		.32	2.61
7/31/2023	9.95	.19	(.14 )	.05	(.19 )	—	(.19 )	9.81	.51	251.34		.32	1.96
7/31/2022	10.33	.07	(.36 )	(.29 )	(.07 )	(.02 )	(.09 )	9.95	(2.79)	293.42		.42	.68
7/31/2021	10.37	.08	(.01 )	.07	(.08 )	(.03 )	(.11 )	10.33	.68	290.45		.45	.80
Refer to the end of the table(s) for footnote(s).

388	American Funds Tax-Exempt Funds

Financial highlights (continued)
American Funds Short-Term Tax-Exempt Bond Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-3:
1/31/2026[4,5]	$10.03	$.15	$.10	$.25	$(.15 )	$—	$(.15 )	$10.13	2.53%[6]	$762	.26%[7]	.25%[7]	2.92%[7]
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	686.25		.25	2.94
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	501.25		.25	2.69
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	531.26		.25	2.07
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	335.33		.33	.85
7/31/2021	10.37	.09	(.01 )	.08	(.09 )	(.03 )	(.12 )	10.33	.75	107.39		.38	.86
Class R-6:
1/31/2026[4,5]	10.03	.15	.10	.25	(.15 )	—	(.15 )	10.13	2.53 [6]	117	.26 [7]	.23 [7]	2.93 [7]
7/31/2025	9.94	.29	.09	.38	(.29 )	—	(.29 )	10.03	3.87	115.25		.25	2.93
7/31/2024	9.81	.27	.12	.39	(.26 )	—	(.26 )	9.94	4.00	121.26		.25	2.68
7/31/2023	9.95	.20	(.14 )	.06	(.20 )	—	(.20 )	9.81	.58	204.26		.25	2.03
7/31/2022	10.33	.08	(.36 )	(.28 )	(.08 )	(.02 )	(.10 )	9.95	(2.72)	253.35		.35	.75
7/31/2021	10.37	.09	(.01 )	.08	(.09 )	(.03 )	(.12 )	10.33	.75	229.39		.38	.86

	Six months ended January 31, 2026[4,5,6,10]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	27%	56%	42%	53%[11]	53%	49%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Rates exclude in-kind transactions, if any.
[11]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	389

Financial highlights (continued)
Limited Term Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[4,5]	$15.41	$.21	$.35	$.56	$(.21 )	$—	$(.21 )	$15.76	3.62%[6]	$3,159	.62%[7]	.61%[7]	2.65%[7]
7/31/2025	15.31	.40	.09	.49	(.39 )	—	(.39 )	15.41	3.22	3,077.61		.61	2.59
7/31/2024	15.08	.35	.22	.57	(.34 )	—	(.34 )	15.31	3.80	3,102.60		.60	2.33
7/31/2023	15.29	.26	(.21 )	.05	(.26 )	—	(.26 )	15.08	.31	3,431.59		.58	1.75
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.46)	3,959.57		.57	.85
7/31/2021	16.23	.16	.08	.24	(.16 )	(.09 )	(.25 )	16.22	1.50	4,273.58		.58	.98
Class C:
1/31/2026[4,5]	15.41	.15	.35	.50	(.15 )	—	(.15 )	15.76	3.25 [6]	10	1.32 [7]	1.31 [7]	1.95 [7]
7/31/2025	15.31	.29	.09	.38	(.28 )	—	(.28 )	15.41	2.49	9	1.31	1.31	1.89
7/31/2024	15.08	.24	.22	.46	(.23 )	—	(.23 )	15.31	3.08	11	1.30	1.30	1.63
7/31/2023	15.29	.15	(.21 )	(.06 )	(.15 )	—	(.15 )	15.08	(.39 )	15	1.29	1.28	1.05
7/31/2022	16.22	.02	(.85 )	(.83 )	(.02 )	(.08 )	(.10 )	15.29	(5.13)	17	1.27	1.27	.15
7/31/2021	16.23	.04	.08	.12	(.04 )	(.09 )	(.13 )	16.22	.78	18	1.28	1.28	.28
Class T:
1/31/2026[4,5]	15.41	.23	.35	.58	(.23 )	—	(.23 )	15.76	3.78 [6,8]	— [9]	.31 [7,8]	.31 [7,8]	2.95 [7,8]
7/31/2025	15.31	.44	.09	.53	(.43 )	—	(.43 )	15.41	3.54 [8]	— [9]	.30 [8]	.30 [8]	2.90 [8]
7/31/2024	15.08	.39	.22	.61	(.38 )	—	(.38 )	15.31	4.12 [8]	— [9]	.30 [8]	.30 [8]	2.64 [8]
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65 [8]	— [9]	.26 [8]	.25 [8]	2.09 [8]
7/31/2022	16.22	.18	(.85 )	(.67 )	(.18 )	(.08 )	(.26 )	15.29	(4.18)[8]	— [9]	.27 [8]	.27 [8]	1.15 [8]
7/31/2021	16.23	.21	.08	.29	(.21 )	(.09 )	(.30 )	16.22	1.80 [8]	— [9]	.28 [8]	.28 [8]	1.29 [8]
Class F-1:
1/31/2026[4,5]	15.41	.20	.35	.55	(.20 )	—	(.20 )	15.76	3.60 [6]	25	.65 [7]	.65 [7]	2.61 [7]
7/31/2025	15.31	.39	.09	.48	(.38 )	—	(.38 )	15.41	3.18	25.64		.64	2.56
7/31/2024	15.08	.34	.22	.56	(.33 )	—	(.33 )	15.31	3.77	29.64		.64	2.29
7/31/2023	15.29	.25	(.21 )	.04	(.25 )	—	(.25 )	15.08	.28	39.62		.62	1.70
7/31/2022	16.22	.13	(.85 )	(.72 )	(.13 )	(.08 )	(.21 )	15.29	(4.50)	54.61		.61	.79
7/31/2021	16.23	.15	.08	.23	(.15 )	(.09 )	(.24 )	16.22	1.46	86.61		.61	.97
Refer to the end of the table(s) for footnote(s).

390	American Funds Tax-Exempt Funds

Financial highlights (continued)
Limited Term Tax-Exempt Bond Fund of America (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-2:
1/31/2026[4,5]	$15.41	$.22	$.35	$.57	$(.22 )	$—	$(.22 )	$15.76	3.74%[6]	$724	.39%[7]	.38%[7]	2.88%[7]
7/31/2025	15.31	.43	.09	.52	(.42 )	—	(.42 )	15.41	3.46	661.38		.37	2.82
7/31/2024	15.08	.38	.22	.60	(.37 )	—	(.37 )	15.31	4.04	676.37		.37	2.56
7/31/2023	15.29	.29	(.21 )	.08	(.29 )	—	(.29 )	15.08	.55	891.35		.35	1.98
7/31/2022	16.22	.17	(.85 )	(.68 )	(.17 )	(.08 )	(.25 )	15.29	(4.24)	1,022.34		.34	1.08
7/31/2021	16.23	.20	.08	.28	(.20 )	(.09 )	(.29 )	16.22	1.74	1,185.34		.34	1.21
Class F-3:
1/31/2026[4,5]	15.41	.23	.35	.58	(.23 )	—	(.23 )	15.76	3.80 [6]	1,977	.28 [7]	.28 [7]	2.99 [7]
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	1,686.27		.26	2.94
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	1,559.26		.26	2.68
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	1,532.25		.24	2.11
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	1,054.23		.23	1.19
7/31/2021	16.23	.21	.08	.29	(.21 )	(.09 )	(.30 )	16.22	1.84	1,042.24		.24	1.27
Class R-6:
1/31/2026[4,5]	15.41	.23	.35	.58	(.23 )	—	(.23 )	15.76	3.80 [6]	159	.28 [7]	.27 [7]	2.99 [7]
7/31/2025	15.31	.45	.09	.54	(.44 )	—	(.44 )	15.41	3.58	156.27		.26	2.93
7/31/2024	15.08	.40	.22	.62	(.39 )	—	(.39 )	15.31	4.16	164.26		.26	2.67
7/31/2023	15.29	.31	(.21 )	.10	(.31 )	—	(.31 )	15.08	.65	752.25		.24	2.09
7/31/2022	16.22	.19	(.85 )	(.66 )	(.19 )	(.08 )	(.27 )	15.29	(4.14)	839.23		.23	1.19
7/31/2021	16.23	.21	.08	.29	(.21 )	(.09 )	(.30 )	16.22	1.84	961.24		.24	1.31

	Six months ended January 31, 2026[4,5,6,10]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	23%	44%	33%	39%[11]	47%	43%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Rates exclude in-kind transactions, if any.
[11]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital
Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	391

Financial highlights (continued)
The Tax-Exempt Bond Fund of America

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[3,4]	$12.07	$.20	$.45	$.65	$(.19 )	$—	$(.19 )	$12.53	5.41%[5]	$11,799	.55%[6]	3.20%[6]
7/31/2025	12.45	.39	(.40 )	(.01 )	(.37 )	—	(.37 )	12.07	(.07 )	11,325.53		3.12
7/31/2024	12.20	.37	.23	.60	(.35 )	—	(.35 )	12.45	5.04	11,790.53		3.03
7/31/2023	12.46	.32	(.27 )	.05	(.31 )	—	(.31 )	12.20	.48	11,644.53		2.66
7/31/2022	13.78	.26	(1.25)	(.99 )	(.26 )	(.07 )	(.33 )	12.46	(7.28)	12,649.50		2.01
7/31/2021	13.54	.28	.26	.54	(.28 )	(.02 )	(.30 )	13.78	4.06	14,558.51		2.07
Class C:
1/31/2026[3,4]	12.07	.15	.45	.60	(.14 )	—	(.14 )	12.53	5.01 [5]	111	1.30 [6]	2.45 [6]
7/31/2025	12.45	.30	(.40 )	(.10 )	(.28 )	—	(.28 )	12.07	(.84 )	125	1.28	2.37
7/31/2024	12.20	.28	.23	.51	(.26 )	—	(.26 )	12.45	4.24	165	1.28	2.28
7/31/2023	12.46	.23	(.27 )	(.04 )	(.22 )	—	(.22 )	12.20	(.27 )	218	1.28	1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16 )	(.07 )	(.23 )	12.46	(7.97)	289	1.25	1.25
7/31/2021	13.54	.18	.26	.44	(.18 )	(.02 )	(.20 )	13.78	3.28	370	1.26	1.33
Class T:
1/31/2026[3,4]	12.07	.22	.45	.67	(.21 )	—	(.21 )	12.53	5.55 [5,7]	— [8]	.28 [6,7]	3.45 [6,7]
7/31/2025	12.45	.43	(.40 )	.03	(.41 )	—	(.41 )	12.07	.20 [7]	— [8]	.27 [7]	3.38 [7]
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.32 [7]	— [8]	.27 [7]	3.29 [7]
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76 [7]	— [8]	.24 [7]	2.95 [7]
7/31/2022	13.78	.29	(1.25)	(.96 )	(.29 )	(.07 )	(.36 )	12.46	(7.05)[7]	— [8]	.25 [7]	2.25 [7]
7/31/2021	13.54	.32	.26	.58	(.32 )	(.02 )	(.34 )	13.78	4.32 [7]	— [8]	.26 [7]	2.31 [7]
Class F-1:
1/31/2026[3,4]	12.07	.19	.45	.64	(.18 )	—	(.18 )	12.53	5.36 [5]	150	.63 [6]	3.11 [6]
7/31/2025	12.45	.38	(.40 )	(.02 )	(.36 )	—	(.36 )	12.07	(.15 )	156.61		3.04
7/31/2024	12.20	.36	.23	.59	(.34 )	—	(.34 )	12.45	4.96	152.62		2.95
7/31/2023	12.46	.31	(.27 )	.04	(.30 )	—	(.30 )	12.20	.40	185.61		2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25 )	(.07 )	(.32 )	12.46	(7.35)	227.59		1.92
7/31/2021	13.54	.27	.26	.53	(.27 )	(.02 )	(.29 )	13.78	3.97	270.59		2.00
Refer to the end of the table(s) for footnote(s).

392	American Funds Tax-Exempt Funds

Financial highlights (continued)
The Tax-Exempt Bond Fund of America (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-2:
1/31/2026[3,4]	$12.07	$.21	$.45	$.66	$(.20 )	$—	$(.20 )	$12.53	5.50%[5]	$5,926	.37%[6]	3.38%[6]
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.11	5,484.36		3.29
7/31/2024	12.20	.40	.23	.63	(.38 )	—	(.38 )	12.45	5.24	5,516.35		3.21
7/31/2023	12.46	.34	(.27 )	.07	(.33 )	—	(.33 )	12.20	.66	5,135.35		2.84
7/31/2022	13.78	.28	(1.25)	(.97 )	(.28 )	(.07 )	(.35 )	12.46	(7.11)	5,047.33		2.18
7/31/2021	13.54	.31	.26	.57	(.31 )	(.02 )	(.33 )	13.78	4.24	5,469.33		2.24
Class F-3:
1/31/2026[3,4]	12.07	.22	.45	.67	(.21 )	—	(.21 )	12.53	5.56 [5]	6,405	.26 [6]	3.49 [6]
7/31/2025	12.45	.43	(.40 )	.03	(.41 )	—	(.41 )	12.07	.22	5,776.25		3.41
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	5,816.25		3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	5,108.24		2.94
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	6,245.22		2.29
7/31/2021	13.54	.32	.26	.58	(.32 )	(.02 )	(.34 )	13.78	4.35	6,718.23		2.36
Class R-6:
1/31/2026[3,4]	12.07	.22	.45	.67	(.21 )	—	(.21 )	12.53	5.56 [5,7]	— [8]	.26 [6,7]	3.48 [6,7]
7/31/2025	12.45	.42	(.40 )	.02	(.40 )	—	(.40 )	12.07	.14 [7]	— [8]	.26 [7]	3.39 [7]
7/31/2024	12.20	.41	.23	.64	(.39 )	—	(.39 )	12.45	5.35	— [8]	.25	3.32
7/31/2023	12.46	.36	(.27 )	.09	(.35 )	—	(.35 )	12.20	.76	675.24		2.95
7/31/2022	13.78	.30	(1.25)	(.95 )	(.30 )	(.07 )	(.37 )	12.46	(7.01)	693.22		2.30
7/31/2021	13.54	.32	.26	.58	(.32 )	(.02 )	(.34 )	13.78	4.35	638.23		2.35

	Six months ended January 31, 2026[3,4,5,9]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	12%	24%	26%	23%	29%	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[8]	Amount less than $1 million.
[9]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	393

Financial highlights (continued)
American High-Income Municipal Bond Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[4,5]	$14.77	$.33	$.58	$.91	$(.31 )	$—	$(.31 )	$15.37	6.19%[6]	$5,754	.68%[7]	.68%[7]	4.33%[7]
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.09	5,329.66		.66	4.18
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.77	5,182.66		.65	4.36
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.49 )	4,849.65		.64	3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.78)	5,354.63		.63	2.95
7/31/2021	16.20	.48	1.04	1.52	(.49 )	(.03 )	(.52 )	17.20	9.52	5,875.65		.65	2.91
Class C:
1/31/2026[4,5]	14.77	.27	.58	.85	(.25 )	—	(.25 )	15.37	5.80 [6]	82	1.38 [7]	1.38 [7]	3.64 [7]
7/31/2025	15.35	.52	(.61 )	(.09 )	(.49 )	—	(.49 )	14.77	(.63 )	85	1.36	1.36	3.48
7/31/2024	14.68	.53	.61	1.14	(.47 )	—	(.47 )	15.35	7.97	106	1.38	1.37	3.65
7/31/2023	15.30	.48	(.67 )	(.19 )	(.43 )	—	(.43 )	14.68	(1.21)	124	1.37	1.36	3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35 )	(.13 )	(.48 )	15.30	(8.43)	161	1.33	1.33	2.23
7/31/2021	16.20	.36	1.04	1.40	(.37 )	(.03 )	(.40 )	17.20	8.76	209	1.35	1.35	2.22
Class T:
1/31/2026[4,5]	14.77	.35	.58	.93	(.33 )	—	(.33 )	15.37	6.36 [6,8]	— [9]	.37 [7,8]	.37 [7,8]	4.64 [7,8]
7/31/2025	15.35	.68	(.61 )	.07	(.65 )	—	(.65 )	14.77	.40 [8]	— [9]	.36 [8]	.36 [8]	4.48 [8]
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.09 [8]	— [9]	.37 [8]	.36 [8]	4.65 [8]
7/31/2023	15.30	.62	(.67 )	(.05 )	(.57 )	—	(.57 )	14.68	(.21 )[8]	— [9]	.37 [8]	.36 [8]	4.26 [8]
7/31/2022	17.20	.53	(1.79)	(1.26)	(.51 )	(.13 )	(.64 )	15.30	(7.51)[8]	— [9]	.33 [8]	.33 [8]	3.25 [8]
7/31/2021	16.20	.53	1.04	1.57	(.54 )	(.03 )	(.57 )	17.20	9.84 [8]	— [9]	.35 [8]	.35 [8]	3.21 [8]
Class F-1:
1/31/2026[4,5]	14.77	.33	.58	.91	(.31 )	—	(.31 )	15.37	6.17 [6]	154	.71 [7]	.71 [7]	4.30 [7]
7/31/2025	15.35	.63	(.61 )	.02	(.60 )	—	(.60 )	14.77	.08	126.69		.69	4.16
7/31/2024	14.68	.64	.61	1.25	(.58 )	—	(.58 )	15.35	8.73	111.69		.68	4.32
7/31/2023	15.30	.58	(.67 )	(.09 )	(.53 )	—	(.53 )	14.68	(.52 )	97.68		.67	3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46 )	(.13 )	(.59 )	15.30	(7.81)	100.66		.66	2.91
7/31/2021	16.20	.48	1.04	1.52	(.49 )	(.03 )	(.52 )	17.20	9.50	125.68		.68	2.90
Refer to the end of the table(s) for footnote(s).

394	American Funds Tax-Exempt Funds

Financial highlights (continued)
American High-Income Municipal Bond Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-2:
1/31/2026[4,5]	$14.77	$.35	$.58	$.93	$(.33 )	$—	$(.33 )	$15.37	6.32%[6]	$3,540	.45%[7]	.45%[7]	4.57%[7]
7/31/2025	15.35	.67	(.61 )	.06	(.64 )	—	(.64 )	14.77	.34	3,226.43		.43	4.41
7/31/2024	14.68	.68	.61	1.29	(.62 )	—	(.62 )	15.35	9.03	2,699.43		.42	4.58
7/31/2023	15.30	.61	(.67 )	(.06 )	(.56 )	—	(.56 )	14.68	(.26 )	2,130.42		.41	4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50 )	(.13 )	(.63 )	15.30	(7.57)	1,784.39		.39	3.20
7/31/2021	16.20	.52	1.04	1.56	(.53 )	(.03 )	(.56 )	17.20	9.78	1,773.41		.41	3.13
Class F-3:
1/31/2026[4,5]	14.77	.36	.58	.94	(.34 )	—	(.34 )	15.37	6.38 [6]	4,376	.33 [7]	.33 [7]	4.67 [7]
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	3,630.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	3,524.32		.31	4.69
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	2,654.31		.30	4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	2,302.29		.29	3.32
7/31/2021	16.20	.54	1.04	1.58	(.55 )	(.03 )	(.58 )	17.20	9.89	1,914.31		.31	3.22
Class R-6:
1/31/2026[4,5]	14.77	.35	.58	.93	(.33 )	—	(.33 )	15.37	6.36 [6,8]	— [9]	.31 [7,8]	.31 [7,8]	5.43 [7,8]
7/31/2025	15.35	.69	(.61 )	.08	(.66 )	—	(.66 )	14.77	.45	1,358.32		.32	4.52
7/31/2024	14.68	.69	.61	1.30	(.63 )	—	(.63 )	15.35	9.14	1,258.32		.31	4.70
7/31/2023	15.30	.63	(.67 )	(.04 )	(.58 )	—	(.58 )	14.68	(.15 )	1,137.31		.31	4.32
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52 )	(.13 )	(.65 )	15.30	(7.47)	1,149.29		.29	3.31
7/31/2021	16.20	.54	1.04	1.58	(.55 )	(.03 )	(.58 )	17.20	9.89	1,066.31		.31	3.25

	Six months ended January 31, 2026[4,5,6,10]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	17%	28%	29%	26%	35%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.

10Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	395

Financial highlights (continued)
The Tax-Exempt Fund of California

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[4,5]	$16.15	$.27	$.69	$.96	$(.26 )	$—	$(.26 )	$16.85	5.95%[6]	$1,466	.59%[7]	.58%[7]	3.21%[7]
7/31/2025	16.78	.51	(.64 )	(.13 )	(.50 )	—	(.50 )	16.15	(.82 )	1,381.57		.57	3.07
7/31/2024	16.37	.49	.39	.88	(.47 )	—	(.47 )	16.78	5.49	1,436.57		.57	3.00
7/31/2023	16.72	.44	(.37 )	.07	(.42 )	—	(.42 )	16.37	.49	1,520.56		.56	2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37 )	(.07 )	(.44 )	16.72	(7.57)	1,677.57		.57	2.10
7/31/2021	18.29	.38	.32	.70	(.38 )	(.07 )	(.45 )	18.54	3.92	2,033.58		.58	2.10
Class C:
1/31/2026[4,5]	16.15	.20	.69	.89	(.19 )	—	(.19 )	16.85	5.55 [6]	17	1.34 [7]	1.33 [7]	2.46 [7]
7/31/2025	16.78	.38	(.64 )	(.26 )	(.37 )	—	(.37 )	16.15	(1.59)	18	1.32	1.32	2.32
7/31/2024	16.37	.37	.39	.76	(.35 )	—	(.35 )	16.78	4.68	22	1.32	1.32	2.25
7/31/2023	16.72	.32	(.37 )	(.05 )	(.30 )	—	(.30 )	16.37	(.27 )	29	1.31	1.31	1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24 )	(.07 )	(.31 )	16.72	(8.26)	39	1.32	1.32	1.34
7/31/2021	18.29	.25	.32	.57	(.25 )	(.07 )	(.32 )	18.54	3.14	54	1.33	1.33	1.35
Class T:
1/31/2026[4,5]	16.15	.29	.69	.98	(.28 )	—	(.28 )	16.85	6.09 [6,8]	— [9]	.32 [7,8]	.31 [7,8]	3.48 [7,8]
7/31/2025	16.78	.55	(.64 )	(.09 )	(.54 )	—	(.54 )	16.15	(.55 )[8]	— [9]	.29 [8]	.29 [8]	3.35 [8]
7/31/2024	16.37	.54	.39	.93	(.52 )	—	(.52 )	16.78	5.80 [8]	— [9]	.29 [8]	.29 [8]	3.29 [8]
7/31/2023	16.72	.49	(.37 )	.12	(.47 )	—	(.47 )	16.37	.76 [8]	— [9]	.29 [8]	.29 [8]	2.99 [8]
7/31/2022	18.54	.41	(1.75)	(1.34)	(.41 )	(.07 )	(.48 )	16.72	(7.35)[8]	— [9]	.32 [8]	.32 [8]	2.34 [8]
7/31/2021	18.29	.43	.32	.75	(.43 )	(.07 )	(.50 )	18.54	4.17 [8]	— [9]	.34 [8]	.34 [8]	2.33 [8]
Class F-1:
1/31/2026[4,5]	16.15	.26	.69	.95	(.25 )	—	(.25 )	16.85	5.89 [6]	37	.69 [7]	.68 [7]	3.11 [7]
7/31/2025	16.78	.49	(.64 )	(.15 )	(.48 )	—	(.48 )	16.15	(.92 )	37.66		.66	2.97
7/31/2024	16.37	.48	.39	.87	(.46 )	—	(.46 )	16.78	5.39	46.67		.67	2.91
7/31/2023	16.72	.43	(.37 )	.06	(.41 )	—	(.41 )	16.37	.40	48.65		.65	2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35 )	(.07 )	(.42 )	16.72	(7.66)	50.66		.66	2.00
7/31/2021	18.29	.37	.32	.69	(.37 )	(.07 )	(.44 )	18.54	3.82	64.67		.67	2.01
Refer to the end of the table(s) for footnote(s).

396	American Funds Tax-Exempt Funds

Financial highlights (continued)
The Tax-Exempt Fund of California (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-2:
1/31/2026[4,5]	$16.15	$.28	$.69	$.97	$(.27 )	$—	$(.27 )	$16.85	6.04%[6]	$787	.42%[7]	.41%[7]	3.37%[7]
7/31/2025	16.78	.54	(.64 )	(.10 )	(.53 )	—	(.53 )	16.15	(.65 )	663.40		.40	3.25
7/31/2024	16.37	.52	.39	.91	(.50 )	—	(.50 )	16.78	5.69	643.39		.39	3.19
7/31/2023	16.72	.47	(.37 )	.10	(.45 )	—	(.45 )	16.37	.67	558.38		.38	2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40 )	(.07 )	(.47 )	16.72	(7.41)	528.39		.39	2.27
7/31/2021	18.29	.42	.32	.74	(.42 )	(.07 )	(.49 )	18.54	4.10	634.40		.40	2.27
Class F-3:
1/31/2026[4,5]	16.15	.29	.69	.98	(.28 )	—	(.28 )	16.85	6.09 [6]	1,211	.31 [7]	.31 [7]	3.48 [7]
7/31/2025	16.78	.55	(.64 )	(.09 )	(.54 )	—	(.54 )	16.15	(.55 )	1,014.30		.30	3.35
7/31/2024	16.37	.54	.39	.93	(.52 )	—	(.52 )	16.78	5.79	913.29		.29	3.28
7/31/2023	16.72	.49	(.37 )	.12	(.47 )	—	(.47 )	16.37	.76	589.29		.29	2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42 )	(.07 )	(.49 )	16.72	(7.32)	432.30		.30	2.37
7/31/2021	18.29	.43	.32	.75	(.43 )	(.07 )	(.50 )	18.54	4.20	440.31		.31	2.36

	Six months ended January 31, 2026[4,5,6,10]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	13%	32%	23%	23%	27%	17%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[9]	Amount less than $1 million.
[10]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	397

Financial highlights (continued)
American Funds Tax-Exempt Fund of New York

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
1/31/2026[4,5]	$9.63	$.17	$.40	$.57	$(.17 )	$—	$(.17 )	$10.03	5.89%[6]	$180	.70%[7]	.59%[7]	3.40%[7]
7/31/2025	10.15	.32	(.53 )	(.21 )	(.31 )	—	(.31 )	9.63	(2.11)	175.65		.59	3.23
7/31/2024	9.97	.30	.18	.48	(.30 )	—	(.30 )	10.15	4.88	187.65		.59	3.05
7/31/2023	10.19	.27	(.22 )	.05	(.27 )	—	(.27 )	9.97	.51	176.65		.59	2.72
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.42)	182.65		.61	2.12
7/31/2021	11.10	.24	.35	.59	(.24 )	— [8]	(.24 )	11.45	5.46	208.67		.62	2.19
Class C:
1/31/2026[4,5]	9.63	.13	.40	.53	(.13 )	—	(.13 )	10.03	5.49 [6]	3	1.45 [7]	1.36 [7]	2.62 [7]
7/31/2025	10.15	.25	(.53 )	(.28 )	(.24 )	—	(.24 )	9.63	(2.85)	3	1.41	1.34	2.47
7/31/2024	9.97	.22	.18	.40	(.22 )	—	(.22 )	10.15	4.10	6	1.41	1.34	2.29
7/31/2023	10.19	.19	(.22 )	(.03 )	(.19 )	—	(.19 )	9.97	(.25 )	8	1.41	1.34	1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15 )	(.08 )	(.23 )	10.19	(9.11)	10	1.40	1.36	1.37
7/31/2021	11.10	.16	.35	.51	(.16 )	— [8]	(.16 )	11.45	4.67	11	1.42	1.37	1.43
Class T:
1/31/2026[4,5]	9.63	.18	.40	.58	(.18 )	—	(.18 )	10.03	6.03 [6,9]	— [10]	.45 [7,9]	.33 [7,9]	3.65 [7,9]
7/31/2025	10.15	.35	(.53 )	(.18 )	(.34 )	—	(.34 )	9.63	(1.87)[9]	— [10]	.40 [9]	.33 [9]	3.48 [9]
7/31/2024	9.97	.32	.18	.50	(.32 )	—	(.32 )	10.15	5.17 [9]	— [10]	.38 [9]	.31 [9]	3.32 [9]
7/31/2023	10.19	.29	(.22 )	.07	(.29 )	—	(.29 )	9.97	.80 [9]	— [10]	.37 [9]	.30 [9]	3.01 [9]
7/31/2022	11.45	.25	(1.18)	(.93 )	(.25 )	(.08 )	(.33 )	10.19	(8.20)[9]	— [10]	.40 [9]	.36 [9]	2.37 [9]
7/31/2021	11.10	.27	.35	.62	(.27 )	— [8]	(.27 )	11.45	5.72 [9]	— [10]	.42 [9]	.37 [9]	2.43 [9]
Class F-1:
1/31/2026[4,5]	9.63	.16	.40	.56	(.16 )	—	(.16 )	10.03	5.84 [6]	1	.82 [7]	.71 [7]	3.25 [7]
7/31/2025	10.15	.31	(.53 )	(.22 )	(.30 )	—	(.30 )	9.63	(2.23)	1.76		.70	3.12
7/31/2024	9.97	.29	.18	.47	(.29 )	—	(.29 )	10.15	4.77	1.77		.70	2.93
7/31/2023	10.19	.26	(.22 )	.04	(.26 )	—	(.26 )	9.97	.45	1.71		.64	2.66
7/31/2022	11.45	.23	(1.18)	(.95 )	(.23 )	(.08 )	(.31 )	10.19	(8.43)	1.66		.62	2.10
7/31/2021	11.10	.24	.35	.59	(.24 )	— [8]	(.24 )	11.45	5.44 [9]	3	.69 [9]	.63 [9]	2.16 [9]
Refer to the end of the table(s) for footnote(s).

398	American Funds Tax-Exempt Funds

Financial highlights (continued)
American Funds Tax-Exempt Fund of New York (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class F-2:
1/31/2026[4,5]	$9.63	$.17	$.40	$.57	$(.17 )	$—	$(.17 )	$10.03	5.98%[6]	$44	.54%[7]	.41%[7]	3.57%[7]
7/31/2025	10.15	.34	(.53 )	(.19 )	(.33 )	—	(.33 )	9.63	(1.95)	42.49		.42	3.40
7/31/2024	9.97	.31	.18	.49	(.31 )	—	(.31 )	10.15	5.07	38.47		.41	3.22
7/31/2023	10.19	.28	(.22 )	.06	(.28 )	—	(.28 )	9.97	.69	28.47		.41	2.90
7/31/2022	11.45	.25	(1.18)	(.93 )	(.25 )	(.08 )	(.33 )	10.19	(8.26)	27.48		.43	2.30
7/31/2021	11.10	.26	.35	.61	(.26 )	— [8]	(.26 )	11.45	5.65	31.49		.44	2.36
Class F-3:
1/31/2026[4,5]	9.63	.18	.40	.58	(.18 )	—	(.18 )	10.03	6.04 [6]	58	.43 [7]	.30 [7]	3.69 [7]
7/31/2025	10.15	.35	(.53 )	(.18 )	(.34 )	—	(.34 )	9.63	(1.84)	49.37		.31	3.52
7/31/2024	9.97	.32	.18	.50	(.32 )	—	(.32 )	10.15	5.18	46.37		.31	3.33
7/31/2023	10.19	.29	(.22 )	.07	(.29 )	—	(.29 )	9.97	.79	39.36		.31	3.01
7/31/2022	11.45	.26	(1.18)	(.92 )	(.26 )	(.08 )	(.34 )	10.19	(8.16)	40.37		.33	2.41
7/31/2021	11.10	.28	.35	.63	(.28 )	— [8]	(.28 )	11.45	5.76	39.39		.34	2.46

	Six months ended January 31, 2026[4,5,6,11]	Year ended July 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes	8%	18%	20%	29%	22%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

American Funds Tax-Exempt Funds	399

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
American Funds Short-Term Tax-Exempt Bond Fund
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
216,440,517
Total shares voting on November 25, 2025:
194,216,327 (89.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	179,571,862	92.5%	14,644,465	7.5%
Pramod Atluri	189,943,392	97.8%	4,272,935	2.2%
Francisco G. Cigarroa	189,910,838	97.8%	4,305,489	2.2%
Nariman Farvardin	189,887,632	97.8%	4,328,695	2.2%
Jennifer C. Feikin	190,446,814	98.1%	3,769,513	1.9%
Leslie Stone Heisz	190,476,107	98.1%	3,740,220	1.9%
Merit E. Janow	190,181,385	97.9%	4,034,942	2.1%
Martin E. Koehler	190,234,723	97.9%	3,981,604	2.1%
Benjamin R. Miller	190,238,843	98.0%	3,977,484	2.0%
Josette Sheeran	190,348,940	98.0%	3,867,387	2.0%
Margaret Spellings	190,515,126	98.1%	3,701,201	1.9%
Alexandra Trower	190,520,455	98.1%	3,695,872	1.9%
Paul S. Williams	190,217,568	97.9%	3,998,759	2.1%
Courtney K. Wolf	190,553,433	98.1%	3,662,894	1.9%

400	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Limited Term Tax-Exempt Bond Fund of America
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
368,748,509
Total shares voting on November 25, 2025:
249,553,847 (67.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	238,741,405	95.7%	10,812,442	4.3%
Pramod Atluri	244,128,161	97.8%	5,425,686	2.2%
Francisco G. Cigarroa	244,370,086	97.9%	5,183,761	2.1%
Nariman Farvardin	244,234,657	97.9%	5,319,190	2.1%
Jennifer C. Feikin	244,231,347	97.9%	5,322,500	2.1%
Leslie Stone Heisz	244,405,884	97.9%	5,147,963	2.1%
Merit E. Janow	242,598,984	97.2%	6,954,863	2.8%
Martin E. Koehler	244,624,809	98.0%	4,929,038	2.0%
Benjamin R. Miller	244,415,009	97.9%	5,138,838	2.1%
Josette Sheeran	244,582,721	98.0%	4,971,126	2.0%
Margaret Spellings	243,128,928	97.4%	6,424,919	2.6%
Alexandra Trower	244,437,959	97.9%	5,115,888	2.1%
Paul S. Williams	244,449,551	98.0%	5,104,296	2.0%
Courtney K. Wolf	244,496,080	98.0%	5,057,767	2.0%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
190,252,824	76.2%	5,874,623	2.4%	8,067,323	3.2%
(broker non-votes = 45,359,077)

American Funds Tax-Exempt Income Funds	401

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
The Tax-Exempt Bond Fund of America
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,892,152,861
Total shares voting on November 25, 2025:
1,298,745,753 (68.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,208,206,057	93.0%	90,539,696	7.0%
Pramod Atluri	1,269,648,059	97.8%	29,097,694	2.2%
Francisco G. Cigarroa	1,270,318,083	97.8%	28,427,670	2.2%
Nariman Farvardin	1,269,454,100	97.7%	29,291,653	2.3%
Jennifer C. Feikin	1,270,856,237	97.9%	27,889,516	2.1%
Leslie Stone Heisz	1,270,893,447	97.9%	27,852,306	2.1%
Merit E. Janow	1,204,647,491	92.8%	94,098,262	7.2%
Martin E. Koehler	1,271,040,551	97.9%	27,705,202	2.1%
Benjamin R. Miller	1,271,066,046	97.9%	27,679,707	2.1%
Josette Sheeran	1,271,002,509	97.9%	27,743,244	2.1%
Margaret Spellings	1,205,435,455	92.8%	93,310,298	7.2%
Alexandra Trower	1,271,176,088	97.9%	27,569,665	2.1%
Paul S. Williams	1,270,842,714	97.9%	27,903,039	2.1%
Courtney K. Wolf	1,271,205,581	97.9%	27,540,172	2.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
870,595,720	67.0%	33,605,226	2.6%	46,468,962	3.6%
(broker non-votes = 348,075,845)

402	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
American High-Income Municipal Bond Fund
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
819,610,442
Total shares voting on November 25, 2025:
573,747,423 (70.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	519,792,337	90.6%	53,955,086	9.4%
Pramod Atluri	562,379,455	98.0%	11,367,968	2.0%
Francisco G. Cigarroa	562,382,253	98.0%	11,365,170	2.0%
Nariman Farvardin	562,247,310	98.0%	11,500,113	2.0%
Jennifer C. Feikin	562,476,375	98.0%	11,271,048	2.0%
Leslie Stone Heisz	562,444,063	98.0%	11,303,360	2.0%
Merit E. Janow	562,273,459	98.0%	11,473,964	2.0%
Martin E. Koehler	562,727,142	98.1%	11,020,281	1.9%
Benjamin R. Miller	562,848,993	98.1%	10,898,430	1.9%
Josette Sheeran	562,147,516	98.0%	11,599,907	2.0%
Margaret Spellings	562,343,295	98.0%	11,404,128	2.0%
Alexandra Trower	562,714,930	98.1%	11,032,493	1.9%
Paul S. Williams	562,656,151	98.1%	11,091,272	1.9%
Courtney K. Wolf	562,688,894	98.1%	11,058,529	1.9%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
399,638,874	69.7%	14,742,154	2.6%	17,646,798	3.1%
(broker non-votes = 141,719,597)

American Funds Tax-Exempt Income Funds	403

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
The Tax-Exempt Fund of California
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
194,166,682
Total shares voting on November 25, 2025:
170,176,131 (87.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	163,652,111	96.2%	6,524,020	3.8%
Pramod Atluri	165,757,502	97.4%	4,418,629	2.6%
Francisco G. Cigarroa	165,786,660	97.4%	4,389,471	2.6%
Nariman Farvardin	165,773,028	97.4%	4,403,103	2.6%
Jennifer C. Feikin	165,949,856	97.5%	4,226,275	2.5%
Leslie Stone Heisz	165,863,009	97.5%	4,313,122	2.5%
Merit E. Janow	165,800,824	97.4%	4,375,307	2.6%
Martin E. Koehler	165,690,646	97.4%	4,485,485	2.6%
Benjamin R. Miller	165,741,957	97.4%	4,434,174	2.6%
Josette Sheeran	165,854,248	97.5%	4,321,883	2.5%
Margaret Spellings	165,901,730	97.5%	4,274,401	2.5%
Alexandra Trower	165,919,982	97.5%	4,256,148	2.5%
Paul S. Williams	165,779,437	97.4%	4,396,694	2.6%
Courtney K. Wolf	165,956,734	97.5%	4,219,397	2.5%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
105,191,366	61.8%	2,848,729	1.7%	5,479,005	3.2%
(broker non-votes = 56,657,031)

404	American Funds Tax-Exempt Income Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
American Funds Tax-Exempt Fund of New York
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
27,937,250
Total shares voting on November 25, 2025:
19,803,641 (70.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	19,171,296	96.8%	632,344	3.2%
Pramod Atluri	19,172,705	96.8%	630,935	3.2%
Francisco G. Cigarroa	19,145,704	96.7%	657,937	3.3%
Nariman Farvardin	19,168,518	96.8%	635,122	3.2%
Jennifer C. Feikin	19,205,084	97.0%	598,556	3.0%
Leslie Stone Heisz	19,194,485	96.9%	609,155	3.1%
Merit E. Janow	19,185,354	96.9%	618,286	3.1%
Martin E. Koehler	19,162,207	96.8%	641,433	3.2%
Benjamin R. Miller	19,150,295	96.7%	653,345	3.3%
Josette Sheeran	19,195,448	96.9%	608,192	3.1%
Margaret Spellings	19,191,163	96.9%	612,477	3.1%
Alexandra Trower	19,202,811	97.0%	600,829	3.0%
Paul S. Williams	19,163,167	96.8%	640,473	3.2%
Courtney K. Wolf	19,194,485	96.9%	609,155	3.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
13,408,080	67.7%	667,711	3.4%	728,133	3.7%
(broker non-votes = 4,999,717)
The proposal: To approve a change in the fund’s classification from a "diversified" to a "non-diversified" fund
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
13,495,720	68.1%	623,176	3.1%	685,028	3.5%
(broker non-votes = 4,999,717)

American Funds Tax-Exempt Income Funds	405

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

406	American Funds Tax-Exempt Income Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American High-Income Municipal Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 31, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 31, 2026